UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 THIRD AVENUE, NEW YORK, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: APRIL 30, 2020

Item 1.	REPORT TO SHAREHOLDERS

ANNUAL REPORT April 30, 2020

VANECK VECTORS®

AMT-Free Intermediate Municipal Index ETF	ITM®

AMT-Free Long Municipal Index ETF	MLN®

AMT-Free Short Municipal Index ETF	SMB®

High-Yield Municipal Index ETF	HYD®

Short High-Yield Municipal Index ETF	SHYD®

CEF Municipal Income ETF	XMPT®

Municipal Allocation ETF	MAAXTM

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of April 30, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

April 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors-varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook is that: the virus new case curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find performance discussions and financial statements for each of the funds for the 12 month period ended April 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Vectors ETF Trust

May 27, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

April 30, 2020 (unaudited)

Market Review

All funds were adversely affected by both the wide market sell off in late-February and ensuing market volatility, sparked by the evolving COVID-19 pandemic – both domestically in the U.S. and internationally. However, remedial measures, both financial and fiscal, taken by central governments around the world in response to the crisis (including the asset purchasing program of the U.S. Federal Reserve), resulted in positive a “bounce back” in markets in April.

AMT-Free Intermediate Municipal Index ETF

Municipal bonds from California and Texas contributed the most to the Fund’s positive total return of 2.40%. Illinois detracted by far the most from performance. The state and local sectors were the two largest contributing sectors to the Fund’s performance.

AMT-Free Long Municipal Index ETF

The local general obligation, water & sewer and education sectors contributed most to the Fund’s gain of 1.75% for the 12 month period. Only three sectors detracted from performance: hospital, transportation and industrial revenue/pollution control revenue. Municipal bonds issued by California and Texas contributed the most to performance and those issued by North Carolina and Ohio detracted the most from performance.

AMT-Free Short Municipal Index ETF

Among short municipal bonds, the state sector contributed the greatest positive return to the Fund, which overall gained 1.66% for the year. The local general obligation and special tax sectors also contributed positively to return. In terms of state/U.S. territory, Texas and California contributed the most to the total return of the Fund. Only four states detracted from performance, with New York detracting by far the most.

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

While the taxable and hospital sectors was by far the largest negative contributors to the 3.44% loss recorded by the Short High-Yield Municipal Index ETF, three sectors (prerefunded, electric and industrial revenue/pollution control revenue) made positive, if very small, contributions to performance. Grouped by state/U.S. territory, Florida and New York were by far the greatest detractors from the Fund’s total return, while municipal bonds from Ohio contributed the most positively to performance.

In the High-Yield Municipal Index ETF, the hospital and taxable sectors contributed the most negatively to the Fund’s loss of 6.86%. Two sectors, prerefunded and insured, contributed positively to performance, but then only minimally. Municipal bonds from three states and one U.S. territory contributed positively. Grouped by states/U.S. territories municipal bonds from all other issuers detracted from performance with the greatest detractors being Florida and New York.

CEF Municipal Income ETF

The CEF Municipal Income ETF lost 3.17% over the 12 months under review due both to widening municipal closed-end fund (CEF) discounts and price declines in the underlying bonds themselves. During the period the discount at which CEFs traded fluctuated hugely, not least because of events in the market starting towards the end of February 2020.

Starting the Fund’s fiscal year at –6.70% on May 1, 2019, the discount tightened in fits and starts to –4.35% on February 22, 2020. Thereafter, through until March 30, 2020, it was subject to wild, rapid and extreme movements. Having widened precipitously to an extreme of –19.59% on March 18, 2020, after some further, violent movements and as the market started to display some stability, it ended the fiscal year, on April 30, 2020, having tightened to –8.78%.

Municipal Allocation ETF

The Municipal Allocation ETF commenced on May 15, 2019 and had, therefore, not traded for a full 12 months by April 30, 2020. However, in the period in which it did trade before its fiscal year end, the Fund was down 6.13%. The VanEck Vectors AMT-Free Short Municipal Index ETF made a small positive contribution to total return. This was, however, outweighed by the negative contributions of the Fund’s other four municipal bond ETF holdings. The VanEck Vectors High-Yield Municipal Index ETF detracted by far the most from performance, followed by the VanEck Vectors AMT-Free Long Municipal Index ETF, the VanEck Vectors Short High-Yield Municipal Index ETF and the VanEck Vectors AMT-Free Intermediate Municipal Index ETF.

2

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	LMT2TR1
One Year	0.43%	2.40%	2.66%
Five Year	2.67%	3.16%	3.61%
Ten Year	3.72%	3.94%	4.54%

[1]	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds and is calculated using a market value weighting methodology. To be included in the Index, a bond must be rated investment grade (in accordance with the Index Provider’s methodology).

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal years. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

3

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	LMT3TR1
One Year	(0.26)%	1.75%	1.91%
Five Year	3.31%	3.69%	4.24%
Ten Year	4.38%	4.58%	5.30%

[1]	Bloomberg Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds, and is calculated using a market value weighting methodology. To be included in the Index, bonds must be rated investment grade (in accordance with the Index Provider’s methodology).

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal years. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

4

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	LMT1TR1
One Year	1.94%	1.66%	1.90%
Five Year	1.46%	1.35%	1.73%
Ten Year	1.65%	1.64%	2.13%

[1]	Bloomberg Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds and is calculated using a market value weighting methodology. To be included in the Index, bonds must be rated investment grade (in accordance with the Index Provider’s methodology).

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal years. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

5

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	LMEHTR[1]
One Year	(9.18)%	(6.86)%	(4.41)%
Five Year	1.83%	2.35%	3.98%
Ten Year	3.93%	4.23%	5.69%

[1]	Bloomberg Barclays Municipal Custom High Yield Composite Index (LMEHTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The Index is calculated using a market value weighting methodology and tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a targeted 25% weight in triple-B rated investment grade municipal bonds (in accordance with the Index Provider’s methodology).

Hypothetical Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal years. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

6

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	BMHYTR[1]
One Year	(7.71)%	(3.44)%	(1.76)%
Five Year	0.24%	1.18%	2.63%
Life*	1.12%	1.85%	3.59%

*	Commencement of Fund: 1/13/2014; First Day of Secondary Market Trading: 1/14/2014.

[1]	Bloomberg Barclays Municipal High-Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector, and is calculated using a market value weighting methodology. The Index tracks the high yield municipal bond market with a targeted 65% weight in non-investment grade municipal bonds, a targeted 25% weight in triple-B rated investment grade municipal bonds and a targeted 10% weight in single-A rated investment grade municipal bonds (in accordance with the Index Provider’s methodology).

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

7

VANECK VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	CEFMXTR[1]
One Year	(3.12)%	(3.17)%	(2.71)%
Five Year	2.92%	3.02%	3.36%
Life*	4.91%	4.89%	5.27%

*	Commencement of Fund: 7/12/2011; First Day of Secondary Market Trading: 7/13/2011

[1]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is a rules based index intended to serve as a benchmark for closed-end funds listed in the U.S. that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield. The Index employs a modified total net assets weighting methodology designed to provide investment exposure across the various business segments that together comprise the federally tax-exempt annual yield sector of the closed-end fund market. The Index is divided into four main closed-end fund segments including: leveraged municipal fixed income closed-end funds; unleveraged municipal fixed income closed-end funds; leveraged high yield municipal fixed income closed-end funds; and unleveraged high yield municipal fixed income closed-end funds.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

8

VANECK VECTORS MUNICIPAL ALLOCATION ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns

	Share Price	NAV	LMBITR[1]
Life*	(6.70)%	(6.13)%	1.21%

*	Commencement of Fund: 5/15/2019; First Day of Secondary Market Trading: 5/16/2019.

[1]	Bloomberg Barclays Municipal Bond Index (LMBITR) is considered representative of the broad market for investment grade, tax-exempt municipal bonds with a maturity of at least one year.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 10 for more information.

9

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund, except for a Fund with unitary fees, reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Intermediate Index, Long Index, Short Index, High Yield Index, Short High-Yield Index and Bloomberg Barclays Municipal Bond Index are published by Bloomberg Finance L.P. and its affiliates (Bloomberg). CEFMX Index is published by S-Network Global Indexes, LLC (S-Network).

Bloomberg and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for the most recently completed year and the most recently completed quarter(s) since that year can be found at www.vaneck.com.

10

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* November 1, 2019 – April 30, 2020
AMT- Free Intermediate Municipal Index ETF
Actual	$1,000.00	$985.40	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.67	0.24%	$1.21
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$971.00	0.24%	$1.18
Hypothetical**	$1,000.00	$1,023.67	0.24%	$1.21
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$995.60	0.20%	$0.99
Hypothetical**	$1,000.00	$1,023.87	0.20%	$1.01
High-Yield Municipal Index ETF
Actual	$1,000.00	$890.80	0.35%	$1.65
Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$933.30	0.35%	$1.68
Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76
CEF Municipal Income ETF
Actual	$1,000.00	$904.70	0.40%	$1.89
Hypothetical**	$1,000.00	$1,022.87	0.40%	$2.01
Municipal Allocation ETF
Actual	$1,000.00	$909.00	0.08%	$0.38
Hypothetical**	$1,000.00	$1,024.47	0.08%	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.

11

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$540,000	4.00%, 09/01/24 (c)	$587,444
345,000	5.00%, 09/01/24 (c)	393,662
400,000	5.00%, 09/01/24 (c)	458,308
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
340,000	5.00%, 09/01/26 (c)	400,455
340,000	5.00%, 09/01/26 (c)	395,223
10,000	5.00%, 09/01/26 (c)	11,731
250,000	5.00%, 09/01/27 (c)	299,630
460,000	5.00%, 09/01/27 (c)	557,244
150,000	5.00%, 09/01/27	185,748
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	118,262
540,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 07/01/24 (c)	625,471
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,939
25,000	5.00%, 06/01/26 (c)	29,983
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	893,832
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	117,699
600,000	5.00%, 03/15/27 (c)	723,360
525,000	5.00%, 03/15/27 (c)	636,268
	Infirmary Health System Special Care Facilities, Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	537,309
260,000	3.00%, 02/01/26 (c)	266,284
	Lower Alabama Gas District, Series A (RB)
305,000	5.00%, 09/01/29	358,964
375,000	5.00%, 09/01/31	447,742
100,000	5.00%, 09/01/34	120,498
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	836,116
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	173,009
225,000	5.00%, 09/01/26 (c)	262,892
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	330,621
	University of Alabama, Board of Trustee, Series A (RB)
415,000	3.00%, 07/01/29 (c)	422,864
820,000	4.00%, 07/01/29 (c)	927,559
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	707,687
250,000	5.00%, 01/01/27 (c)	298,948
775,000	5.00%, 01/01/27 (c)	944,190
		13,080,942
Principal Amount		Value

Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
$900,000	4.00%, 06/01/27 (c)	$990,396
125,000	4.00%, 06/01/27 (c)	138,361
15,000	5.00%, 06/01/25 (c)	17,153
590,000	5.00%, 06/01/27 (c)	689,197
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
415,000	5.00%, 09/01/25 (c)	476,084
300,000	5.25%, 09/01/25 (c)	354,393
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	562,280
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	150,288
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	236,992
525,000	5.00%, 08/01/25 (c)	609,210
		4,224,354
Arizona: 1.3%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	170,889
110,000	5.00%, 07/01/24 (c)	125,557
25,000	5.00%, 07/01/24 (c)	28,814
1,050,000	5.00%, 07/01/26 (c)	1,254,687
835,000	5.00%, 07/01/26 (c)	1,002,109
35,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	40,628
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	886,957
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	285,408
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	220,674
165,000	5.00%, 06/01/26 (c)	193,166
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	34,669
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	530,203
	City of Mesa, Utility System Revenue (RB)
1,590,000	4.00%, 07/01/26 (c)	1,767,635
705,000	5.00%, 07/01/26 (c)	852,070
270,000	5.00%, 07/01/26 (c)	325,442
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	427,434
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,041,666
120,000	5.00%, 07/01/26 (c)	144,016
620,000	5.00%, 07/01/26 (c)	749,747
150,000	5.00%, 07/01/26 (c)	179,436

See Notes to Financial Statements

12

Principal Amount		Value

Arizona: (continued)
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
$250,000	5.00%, 07/01/27 (c)	$286,953
100,000	5.00%, 07/01/27 (c)	115,801
250,000	5.00%, 07/01/27 (c)	293,668
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
550,000	5.00%, 07/01/27 (c)	631,499
120,000	5.00%, 07/01/27 (c)	141,516
260,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB) 5.00%, 07/01/25 (c)	308,477
320,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	390,128
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	299,078
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	20,146
215,000	5.00%, 01/01/28	257,979
710,000	5.00%, 01/01/29	864,205
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	225,217
240,000	5.00%, 07/01/26	291,012
120,000	5.00%, 07/01/27	148,067
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	29,703
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,328,020
130,000	5.00%, 01/01/26	156,885
1,150,000	5.00%, 01/01/27 (c)	1,419,364
250,000	5.00%, 01/01/28 (c)	305,803
2,000,000	5.00%, 01/01/28 (c)	2,470,440
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	117,711
		21,362,879
Arkansas: 0.1%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	886,678
375,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	434,194
		1,320,872
California: 15.6%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	121,435
705,000	4.00%, 10/01/26 (c)	721,349
Principal Amount		Value

California: (continued)
$815,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	$989,133
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	142,904
245,000	5.00%, 10/01/21 (c)	259,345
25,000	5.00%, 10/01/21 (c)	26,464
45,000	5.00%, 10/01/21 (c)	47,635
270,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	294,068
100,000	Bay Area Toll Authority, Series A (RB) 2.63%, 10/01/25 (c) (p)	105,721
935,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,034,456
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	836,070
725,000	4.00%, 06/01/26 (c)	817,234
100,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	108,345
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB)
110,000	5.00%, 11/15/25 (c)	127,463
100,000	5.00%, 11/15/25 (c)	116,916
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	358,078
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	404,768
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	187,161
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	170,992
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	181,186
45,000	California Health Facilities Financing Authority, Providence Health & Services, Series A (RB) 5.00%, 10/01/24 (c)	51,608
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB)
300,000	2.00%, 10/01/25 (c) (p)	298,146
880,000	5.00%, 10/01/26 (c)	1,018,890

See Notes to Financial Statements

13

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	$896,910
	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
500,000	5.00%, 11/15/27 (c)	575,360
150,000	5.00%, 11/15/27 (c)	173,288
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	120,589
100,000	5.00%, 10/01/25	120,589
130,000	5.00%, 04/01/26 (c)	155,280
550,000	5.00%, 04/01/26 (c)	670,494
935,000	5.00%, 04/01/26 (c)	1,136,259
55,000	5.00%, 04/01/26 (c)	66,525
150,000	5.00%, 10/01/26	185,796
170,000	5.00%, 04/01/27 (c)	206,186
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	953,425
925,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,051,281
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
360,000	3.00%, 09/01/27 (c)	376,315
500,000	3.00%, 09/01/27 (c)	527,780
270,000	5.00%, 09/01/24 (c)	309,725
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	684,416
400,000	4.00%, 10/01/26 (c)	446,740
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	289,324
520,000	3.25%, 12/01/25 (c)	561,028
345,000	3.38%, 12/01/25 (c)	366,245
110,000	4.00%, 12/01/25 (c)	118,477
100,000	5.00%, 12/01/25 (c)	118,169
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	86,429
600,000	5.00%, 05/01/25 (c)	696,408
330,000	5.00%, 05/01/25 (c)	383,882
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	145,177
340,000	5.00%, 10/01/27 (c)	413,668
445,000	5.00%, 10/01/27 (c)	544,484
Principal Amount		Value

California: (continued)
	California State Public Works Board, Various Capital Projects, Series C (RB)
$100,000	3.38%, 03/01/27 (c)	$106,968
425,000	4.00%, 11/01/26 (c)	465,974
45,000	5.00%, 11/01/26 (c)	53,682
30,000	5.00%, 11/01/26 (c)	35,611
30,000	5.00%, 11/01/26 (c)	35,971
160,000	5.00%, 03/01/27	194,237
400,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	477,720
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,175,615
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	947,938
400,000	4.00%, 05/01/26 (c)	439,592
50,000	5.00%, 11/01/25	59,755
300,000	5.00%, 11/01/25 (c)	352,959
35,000	5.00%, 11/01/25 (c)	41,299
15,000	5.00%, 11/01/25 (c)	17,778
450,000	5.00%, 11/01/25 (c)	535,954
110,000	5.00%, 11/01/25	131,461
220,000	5.00%, 05/01/26 (c)	259,835
160,000	5.00%, 05/01/26 (c)	193,211
10,000	5.00%, 05/01/26 (c)	11,867
225,000	5.00%, 05/01/27 (c)	269,251
510,000	5.00%, 05/01/27 (c)	614,611
1,640,000	5.00%, 05/01/27 (c)	1,987,844
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	556,710
270,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 4.13%, 03/01/26 (c)	289,305
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
635,000	3.00%, 02/15/26 (c)	684,124
450,000	3.25%, 02/15/26 (c)	478,791
725,000	5.00%, 02/15/26 (c)	878,598
735,000	5.00%, 02/15/26 (c)	887,520
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	550,610
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	110,142
2,000,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C-1 (RB) 5.00%, 11/01/29 (p)	2,537,340

See Notes to Financial Statements

14

Principal Amount		Value

California: (continued)
$1,500,000	California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	$1,903,005
1,000,000	California Statewide Communities Development Authority, Kaiser Permanente,, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,268,670
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
760,000	5.00%, 01/01/28 (c)	852,652
315,000	5.00%, 01/01/28 (c)	357,585
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	358,956
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	152,900
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	264,897
	City and County of San Francisco, Series R-1 (GO)
40,000	5.00%, 06/15/23 (c)	44,759
45,000	5.00%, 06/15/23 (c)	50,383
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	243,866
520,000	5.00%, 09/15/25 (c)	617,916
15,000	5.00%, 09/15/25 (c)	17,722
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	467,896
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	35,499
250,000	5.00%, 06/01/27 (c)	303,675
200,000	City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	250,642
625,000	Coast Community College District (GO) 0.00%, 08/01/25 (c) ^	383,650
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,110
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,091
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	278,703
	County of Sacramento, Airport System, Series E (RB)
275,000	5.00%, 07/01/27	326,199
150,000	5.00%, 07/01/28 (c)	174,410
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	255,410
125,000	5.00%, 08/01/27 (c)	155,986
525,000	5.00%, 08/01/27 (c)	632,961
Principal Amount		Value

California: (continued)
$620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	$708,034
145,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	174,818
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	17,863
	East Bay Municipal Utility District, Water System, Series A (RB)
175,000	4.00%, 06/01/25 (c)	192,922
315,000	5.00%, 06/01/24 (c)	361,774
20,000	5.00%, 06/01/25	23,818
460,000	5.00%, 06/01/27 (c)	553,477
	East Bay Municipal Utility District, Water System, Series B (RB)
220,000	5.00%, 06/01/27 (c)	268,543
145,000	5.00%, 06/01/27 (c)	181,046
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,683,758
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	669,166
145,000	5.00%, 07/01/26 (c)	173,925
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	746,837
250,000	5.00%, 07/01/26 (c)	298,090
435,000	5.00%, 07/01/26 (c)	521,774
25,000	5.00%, 07/01/26 (c)	30,330
100,000	5.00%, 07/01/26 (c)	120,534
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	280,680
	El Dorado Irrigation District, Series C (RB)
250,000	5.00%, 03/01/26 (c)	294,530
520,000	5.00%, 03/01/26 (c)	618,649
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	34,467
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	241,826
760,000	5.00%, 10/01/27 (c)	877,709
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
395,000	3.25%, 06/01/25 (c)	408,430
330,000	3.25%, 06/01/25 (c)	339,207
220,000	5.00%, 06/01/25 (c)	249,066
265,000	5.00%, 06/01/25 (c)	297,179
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
810,000	5.00%, 06/01/26	928,867
1,420,000	5.00%, 06/01/27 (c)	1,636,919

See Notes to Financial Statements

15

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$2,380,000	5.00%, 06/01/28 (c)	$2,736,595
1,000,000	5.00%, 06/01/28 (c)	1,164,480
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	249,293
1,045,000	5.00%, 05/01/26 (c)	1,214,865
135,000	5.00%, 05/01/26 (c)	157,441
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	126,672
	Los Angeles Community College District, Series A (GO)
530,000	5.00%, 08/01/24 (c)	605,228
755,000	5.00%, 08/01/24 (c)	858,828
175,000	5.00%, 08/01/24 (c)	198,452
330,000	5.00%, 08/01/24 (c)	381,100
710,000	5.00%, 08/01/24 (c)	817,721
265,000	5.00%, 08/01/24 (c)	303,907
	Los Angeles Community College District, Series G (GO)
720,000	4.00%, 08/01/24 (c)	794,326
170,000	5.00%, 08/01/24 (c)	196,325
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	789,702
170,000	4.00%, 08/01/26 (c)	188,182
25,000	4.00%, 08/01/26	29,098
135,000	4.00%, 08/01/26 (c)	156,682
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	844,612
400,000	4.00%, 08/01/27 (c)	452,636
100,000	5.00%, 08/01/27 (c)	124,761
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	56,523
820,000	5.00%, 07/01/25 (c)	971,987
165,000	5.00%, 06/01/26 (c)	195,956
375,000	5.00%, 06/01/26 (c)	447,262
115,000	5.00%, 06/01/26 (c)	138,711
795,000	5.00%, 07/01/27 (c)	966,458
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	17,664
435,000	5.00%, 12/01/25 (c)	516,589
320,000	Los Angeles County Public Works Financing Authority, Series D (RB) 5.00%, 12/01/25 (c)	372,381
	Los Angeles Department of Water and Power, Series A (RB)
735,000	3.25%, 01/01/25 (c)	775,403
25,000	5.00%, 01/01/25 (c)	28,770
30,000	5.00%, 01/01/25 (c)	35,008
580,000	5.00%, 01/01/25 (c)	672,551
245,000	5.00%, 01/01/26 (c)	292,853
155,000	5.00%, 01/01/26 (c)	186,022
30,000	5.00%, 01/01/26 (c)	36,314
1,010,000	5.00%, 01/01/27 (c)	1,216,222
Principal Amount		Value

California: (continued)
$500,000	5.00%, 01/01/28 (c)	$611,640
500,000	5.00%, 01/01/28 (c)	614,825
115,000	5.00%, 01/01/28 (c)	145,093
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	213,772
125,000	5.00%, 01/01/26 (c)	150,018
35,000	5.00%, 01/01/26 (c)	42,132
1,000,000	5.00%, 01/01/27 (c)	1,201,400
275,000	5.00%, 01/01/27 (c)	328,867
110,000	5.00%, 07/01/27	137,760
110,000	5.00%, 07/01/28 (c)	136,795
	Los Angeles Department of Water and Power, Series C (RB)
250,000	5.00%, 07/01/24 (c)	288,908
100,000	5.00%, 07/01/24 (c)	115,387
1,100,000	5.00%, 07/01/27 (c)	1,360,249
500,000	5.00%, 07/01/27 (c)	604,820
200,000	5.00%, 07/01/27 (c)	240,958
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	277,896
100,000	5.00%, 07/01/24 (c)	113,211
640,000	5.00%, 07/01/24 (c)	735,104
125,000	5.00%, 07/01/28 (c)	153,691
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	209,202
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,812,118
20,000	5.00%, 07/01/21 (c)	20,863
175,000	5.00%, 07/01/21 (c)	182,515
25,000	5.00%, 07/01/25 (c)	29,374
695,000	5.00%, 07/01/25 (c)	815,089
135,000	5.00%, 07/01/25 (c)	159,135
120,000	5.00%, 07/01/26	144,876
550,000	5.00%, 07/01/27	675,713
	Los Angeles Unified School District, Series B (GO)
270,000	2.00%, 07/01/26 (c)	270,599
780,000	3.00%, 07/01/26 (c)	817,222
855,000	3.00%, 07/01/26 (c)	887,729
885,000	5.00%, 07/01/26 (c)	1,064,991
915,000	5.00%, 07/01/26 (c)	1,096,335
	Los Angeles Unified School District, Series B-1 (GO)
585,000	5.00%, 01/01/28 (c)	709,546
375,000	5.00%, 01/01/28 (c)	460,312
	Metropolitan Water District of Southern California, Series A (RB)
430,000	2.50%, 07/01/26	458,156
1,005,000	2.50%, 07/01/27	1,066,868
100,000	5.00%, 01/01/26 (c)	118,813
100,000	Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	126,170

See Notes to Financial Statements

16

Principal Amount		Value

California: (continued)
	Monterey Peninsula Community College District (GO)
$730,000	0.00%, 02/01/26 (c) ^	$530,097
865,000	0.00%, 02/01/26 (c) ^	655,532
865,000	0.00%, 02/01/26 (c) ^	683,436
200,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/26 (c)	233,006
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	160,418
615,000	5.00%, 11/01/26 (c)	727,490
275,000	5.00%, 11/01/26	326,961
265,000	5.00%, 11/01/26 (c)	315,962
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	23,418
40,000	5.00%, 05/01/26 (c)	47,408
45,000	5.00%, 05/01/26 (c)	53,630
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	204,208
625,000	5.00%, 08/01/26 (c)	724,687
385,000	5.00%, 08/01/26 (c)	452,367
525,000	5.00%, 08/01/26	619,983
975,000	5.00%, 08/01/26 (c)	1,150,110
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	380,979
400,000	5.00%, 08/01/25 (c)	458,428
400,000	Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	460,384
325,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	363,844
	Palm Springs Unified School District, Series D (GO)
550,000	2.50%, 08/01/26 (c)	562,276
160,000	3.00%, 08/01/26 (c)	171,264
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	886,801
350,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	417,914
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	289,419
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	521,431
475,000	5.00%, 10/01/25 (c)	563,725
Principal Amount		Value

California: (continued)
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
$100,000	4.00%, 11/01/26 (c)	$113,741
55,000	5.00%, 05/01/25 (c)	64,732
235,000	5.00%, 05/01/25 (c)	277,081
230,000	5.00%, 05/01/25 (c)	271,186
250,000	5.00%, 05/01/25 (c)	294,503
155,000	5.00%, 11/01/25	185,241
1,215,000	5.00%, 11/01/26 (c)	1,459,361
25,000	5.00%, 11/01/26 (c)	30,216
170,000	5.00%, 11/01/26 (c)	207,932
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
785,000	5.00%, 11/01/27 (c)	953,296
255,000	5.00%, 11/01/27 (c)	319,377
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	341,643
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	747,383
	Regents of the University of California, Series AO (RB)
190,000	5.00%, 05/15/25 (c)	220,930
510,000	5.00%, 05/15/25 (c)	593,558
605,000	5.00%, 05/15/25 (c)	713,743
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	593,225
750,000	5.00%, 05/15/26 (c)	898,387
	Regents of the University of California, Series I (RB)
150,000	5.00%, 05/15/25 (c)	174,813
480,000	5.00%, 05/15/25 (c)	564,998
455,000	Regents of the University of California, Series K (RB)
	5.00%, 05/15/26 (c)	543,575
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	199,500
20,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/25	23,937
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	164,339
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	735,037
125,000	Riverside Redevelopment Agency Successor Agency, Series A (AGM) (TA) 5.00%, 09/01/26	151,178

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
$650,000	3.38%, 12/01/25 (c)	$706,153
210,000	5.00%, 12/01/25 (c)	253,132
10,000	5.00%, 12/01/25 (c)	11,994
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	196,270
250,000	5.00%, 06/01/24 (c)	287,445
15,000	5.00%, 06/01/24 (c)	17,292
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	23,873
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,277,240
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	810,454
500,000	5.00%, 07/01/27 (c)	582,955
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,036,576
65,000	5.00%, 08/01/26 (c)	79,674
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	832,209
105,000	5.00%, 04/01/26 (c)	125,484
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	118,013
75,000	5.00%, 05/01/25 (c)	88,749
500,000	5.00%, 05/01/26 (c)	593,345
165,000	5.00%, 05/01/26 (c)	196,424
150,000	5.00%, 05/01/26 (c)	179,514
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	117,486
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	173,816
	San Diego Public Facilities Financing Authority (RB)
365,000	5.00%, 10/15/25 (c)	425,141
445,000	5.00%, 10/15/25 (c)	516,107
150,000	5.00%, 10/15/25 (c)	176,052
410,000	5.00%, 10/15/25 (c)	479,630
	San Diego Public Facilities Financing Authority, Series A (RB)
95,000	5.00%, 05/15/26 (c)	114,891
135,000	5.00%, 05/15/26 (c)	163,963
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	225,646
Principal Amount		Value

California: (continued)
	San Diego Regional Building Authority, Series A (RB)
$555,000	5.00%, 10/15/25 (c)	$633,927
325,000	5.00%, 10/15/25 (c)	368,758
520,000	San Diego Unified School District, Dedicated Unlimited Valorem Property Tax, Series R-5 (GO) 5.00%, 07/01/26 (c)	628,477
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	597,847
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	68,737
220,000	0.00%, 07/01/25 (c) ^	137,819
650,000	5.00%, 07/01/27 (c)	790,127
40,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	47,151
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,702
50,000	5.00%, 07/01/26	60,496
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	639,958
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	249,470
	San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
140,000	5.00%, 08/01/29 (c)	174,058
110,000	5.00%, 08/01/29 (c)	138,922
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	140,130
665,000	5.00%, 06/15/25 (c)	777,977
140,000	5.00%, 06/15/25	164,237
	San Francisco County Transportation Authority (RB)
135,000	3.00%, 02/01/27 (c)	142,069
500,000	3.00%, 02/01/27 (c)	514,075
105,000	4.00%, 02/01/27	123,498
325,000	4.00%, 02/01/27 (c)	379,301
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	526,585
445,000	3.25%, 06/15/24 (c)	464,967
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	197,160
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	650,062
500,000	5.00%, 11/15/27 (c)	629,550
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	29,476

See Notes to Financial Statements

18

Principal Amount		Value

California: (continued)
$25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	$28,951
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	272,230
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	452,472
350,000	5.00%, 08/01/27 (c)	419,436
515,000	5.00%, 08/01/27 (c)	629,067
360,000	5.00%, 08/01/27 (c)	437,432
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	351,921
20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	22,891
770,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	859,343
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
400,000	4.00%, 05/15/25 (c)	437,440
760,000	4.00%, 05/15/25 (c)	836,304
	Santa Clara Unified School District (GO)
1,535,000	3.00%, 07/01/26 (c)	1,583,306
100,000	3.00%, 07/01/26 (c)	103,800
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	29,528
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	532,480
20,000	Southern California Public Power Authority, APEX Power Project, Series A (RB) 5.00%, 07/01/21 (c)	20,918
100,000	Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	129,136
120,000	State of California (GO) 4.00%, 09/01/26 (c)	133,624
470,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	551,098
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	331,089
50,000	5.00%, 12/01/26 (c)	60,579
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	121,812
915,000	5.00%, 12/01/27 (c)	1,125,020
Principal Amount		Value

California: (continued)
$365,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	$454,779
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	105,771
	State of California, Various Purpose (GO)
150,000	3.00%, 09/01/26 (c)	152,669
645,000	3.00%, 09/01/26 (c)	667,446
350,000	3.00%, 10/01/29 (c)	358,792
1,575,000	3.13%, 04/01/29 (c)	1,675,091
605,000	3.50%, 08/01/27	681,472
105,000	4.00%, 02/01/25 (c)	113,027
130,000	4.00%, 08/01/26 (c)	142,866
700,000	4.00%, 08/01/26 (c)	771,295
1,000,000	4.00%, 09/01/26 (c)	1,152,900
645,000	4.00%, 09/01/26 (c)	714,260
950,000	4.00%, 09/01/26 (c)	1,057,853
250,000	4.00%, 09/01/26 (c)	275,725
1,810,000	4.00%, 09/01/26 (c)	2,015,489
650,000	4.00%, 09/01/26 (c)	719,797
545,000	4.00%, 09/01/26	625,322
100,000	4.00%, 11/01/27 (c)	113,164
600,000	4.00%, 11/01/27	698,748
115,000	5.00%, 09/01/21 (c)	120,966
140,000	5.00%, 09/01/21 (c)	147,015
330,000	5.00%, 09/01/21 (c)	346,942
390,000	5.00%, 09/01/21 (c)	410,128
355,000	5.00%, 09/01/21 (c)	373,513
345,000	5.00%, 09/01/23 (c)	385,624
500,000	5.00%, 04/01/24 (c)	560,905
265,000	5.00%, 08/01/24 (c)	301,210
25,000	5.00%, 10/01/24 (c)	28,822
205,000	5.00%, 10/01/24 (c)	236,342
710,000	5.00%, 10/01/24 (c)	818,552
250,000	5.00%, 02/01/25 (c)	286,810
630,000	5.00%, 02/01/25 (c)	720,292
25,000	5.00%, 02/01/25 (c)	29,015
950,000	5.00%, 02/01/25 (c)	1,094,552
20,000	5.00%, 02/01/25 (c)	23,222
520,000	5.00%, 02/01/25 (c)	602,727
560,000	5.00%, 02/01/25 (c)	647,427
400,000	5.00%, 03/01/25 (c)	460,588
330,000	5.00%, 03/01/25 (c)	384,311
420,000	5.00%, 03/01/25 (c)	488,914
450,000	5.00%, 03/01/25 (c)	523,606
875,000	5.00%, 08/01/25 (c)	1,012,970
195,000	5.00%, 08/01/25	229,806
915,000	5.00%, 08/01/25 (c)	1,075,290
765,000	5.00%, 08/01/25 (c)	888,953
340,000	5.00%, 08/01/25 (c)	398,252
405,000	5.00%, 08/01/25 (c)	476,620
30,000	5.00%, 09/01/25 (c)	35,377
115,000	5.00%, 09/01/25	135,807
370,000	5.00%, 09/01/25 (c)	430,547
25,000	5.00%, 09/01/25	29,523
480,000	5.00%, 09/01/25 (c)	565,229
420,000	5.00%, 09/01/25 (c)	495,281
135,000	5.00%, 10/01/25	159,752

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
$850,000	5.00%, 04/01/26 (c)	$1,006,723
115,000	5.00%, 08/01/26 (c)	134,352
150,000	5.00%, 08/01/26 (c)	179,948
1,050,000	5.00%, 08/01/26 (c)	1,263,916
185,000	5.00%, 08/01/26 (c)	222,690
600,000	5.00%, 08/01/26 (c)	710,286
190,000	5.00%, 08/01/26 (c)	222,663
995,000	5.00%, 08/01/26	1,201,025
165,000	5.00%, 08/01/26 (c)	194,522
510,000	5.00%, 08/01/26 (c)	608,185
955,000	5.00%, 08/01/26 (c)	1,141,511
1,165,000	5.00%, 08/01/26 (c)	1,392,524
1,000,000	5.00%, 09/01/26	1,209,420
390,000	5.00%, 09/01/26 (c)	460,570
835,000	5.00%, 09/01/26 (c)	995,420
320,000	5.00%, 09/01/26 (c)	381,478
2,260,000	5.00%, 09/01/26 (c)	2,679,569
15,000	5.00%, 09/01/26	18,141
475,000	5.00%, 09/01/26	574,474
2,000,000	5.00%, 09/01/26 (c)	2,394,460
250,000	5.00%, 09/01/26 (c)	298,633
770,000	5.00%, 09/01/26 (c)	925,324
150,000	5.00%, 09/01/26 (c)	180,258
1,000,000	5.00%, 09/01/26 (c)	1,197,230
2,640,000	5.00%, 09/01/26 (c)	3,098,674
125,000	5.00%, 09/01/26 (c)	149,316
930,000	5.00%, 04/01/27	1,139,176
2,070,000	5.00%, 08/01/27 (c)	2,544,113
950,000	5.00%, 08/01/27 (c)	1,156,805
1,920,000	5.00%, 08/01/27 (c)	2,347,085
1,000,000	5.00%, 11/01/27 (c)	1,230,110
1,020,000	5.00%, 11/01/27 (c)	1,247,684
2,480,000	5.00%, 11/01/27 (c)	3,062,453
2,645,000	5.00%, 11/01/27 (c)	3,226,926
710,000	5.00%, 04/01/28	886,975
1,445,000	5.00%, 08/01/28 (c)	1,753,507
450,000	5.00%, 08/01/28	565,582
150,000	5.00%, 04/01/29 (c)	186,749
3,500,000	5.00%, 04/01/29 (c)	4,294,920
3,000,000	5.00%, 10/01/29 (c)	3,787,770
1,000,000	5.00%, 10/01/29	1,280,200
1,300,000	5.00%, 10/01/29 (c)	1,652,742
2,590,000	5.00%, 04/01/30	3,335,065
380,000	5.00%, 04/01/31	495,828
3,500,000	5.00%, 04/01/32	4,609,535
250,000	5.25%, 08/01/25 (c)	296,795
425,000	5.25%, 08/01/25 (c)	502,431
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	116,531
100,000	5.00%, 02/01/26 (c)	118,141
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	391,139
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	287,960
410,000	5.00%, 05/01/26 (c)	493,275
750,000	5.00%, 05/01/26 (c)	894,255
830,000	5.00%, 05/01/26 (c)	1,000,698
Principal
Amount		Value

California: (continued)
	Tuolumne Wind Project Authority, Series A (RB)
$405,000	5.00%, 01/01/27 (c)	$501,321
125,000	5.00%, 01/01/27	155,205
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,361
130,000	5.00%, 05/15/25 (c)	153,228
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	11,928
385,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	470,401
	University of California, Series AZ (RB)
310,000	5.00%, 05/15/28 (c)	380,661
275,000	5.00%, 05/15/28 (c)	346,162
335,000	University of California, Series I (RB) 5.00%, 05/15/25 (c)	394,677
1,170,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,415,864
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	186,411
100,000	5.00%, 02/01/26 (c)	120,634
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,383
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	588,970
		246,832,757
Colorado: 1.9%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	306,143
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	653,875
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	405,749
160,000	5.00%, 12/01/25 (c)	189,728
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,150,377
510,000	5.00%, 03/01/28 (c)	639,117
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,227,051
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	179,381
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	127,522
	City of Aurora, Water Revenue, First Lien (RB)
1,015,000	5.00%, 08/01/26 (c)	1,210,489
500,000	5.00%, 08/01/26 (c)	598,915

See Notes to Financial Statements

20

Principal
Amount		Value

Colorado: (continued)
	City of Colorado Springs, Utilities System, Series A-1 (RB)
$100,000	5.00%, 11/15/27 (c)	$123,259
120,000	5.00%, 11/15/27 (c)	148,792
110,000	5.00%, 11/15/27 (c)	137,158
1,000,000	Colorado Health Facilities Authority, AdventHealth Obligated Group, Series B (RB) 5.00%, 11/19/26 (p)	1,191,490
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	622,314
2,255,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,686,201
155,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	169,398
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,263,460
	Colorado Health Facilities Authority, NCMC, Inc. Project (RB)
280,000	3.25%, 05/15/26 (c)	313,989
160,000	4.00%, 05/15/26 (c)	186,595
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	140,739
295,000	El Paso County School District N0. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	358,342
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	673,271
975,000	5.00%, 12/15/25 (c)	1,165,330
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,411,398
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	620,495
500,000	5.00%, 12/01/27 (c)	623,965
200,000	5.25%, 12/01/27 (c)	252,602
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	120,748
560,000	5.00%, 12/01/25 (c)	648,458
250,000	5.00%, 12/01/25 (c)	290,063
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	637,164
1,000,000	4.00%, 06/01/26 (c)	1,117,950
540,000	4.00%, 06/01/26 (c)	605,005
	Regional Transportation District, Series B (RB)
1,995,000	5.00%, 11/01/27 (c)	2,370,599
100,000	5.00%, 11/01/27 (c)	119,225
Principal
Amount		Value

Colorado: (continued)
$410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	$494,923
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	235,173
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	820,560
500,000	4.00%, 06/01/28 (c)	567,105
450,000	5.00%, 06/01/26	544,531
250,000	5.00%, 06/01/27	309,808
155,000	5.00%, 06/01/28	196,253
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	28,820
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	897,711
30,000	5.00%, 06/01/25	35,483
		29,816,724
Connecticut: 2.4%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	170,098
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	269,511
350,000	3.65%, 11/15/26 (c)	369,750
200,000	3.88%, 11/15/26 (c)	213,134
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	524,305
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	207,866
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	221,490
	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
525,000	4.00%, 07/01/29 (c)	552,720
2,200,000	5.00%, 07/01/29 (c)	2,548,304
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	140,888
20,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A (RB) 5.00%, 07/01/24 (c)	22,521
225,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	230,432

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Connecticut: (continued)
$305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	$341,170
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	333,529
500,000	4.00%, 08/01/26 (c)	539,810
25,000	5.00%, 08/01/26 (c)	30,110
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	97,924
230,000	3.25%, 03/15/26 (c)	222,445
680,000	5.00%, 03/15/25 (c)	756,044
755,000	5.00%, 03/15/25 (c)	852,705
110,000	5.00%, 03/15/26 (c)	123,943
780,000	5.00%, 03/15/26 (c)	898,061
740,000	5.00%, 04/15/26	855,529
680,000	5.00%, 04/15/27 (c)	791,948
350,000	5.00%, 05/01/27 (c)	422,170
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	31,450
290,000	5.00%, 06/15/25 (c)	323,657
625,000	5.00%, 06/15/25 (c)	707,756
575,000	5.00%, 06/15/25 (c)	652,613
585,000	5.00%, 05/15/26	677,366
785,000	5.00%, 04/15/27	921,708
100,000	5.00%, 04/15/27	117,415
705,000	State of Connecticut, Series C (GO) 4.00%, 06/15/28 (c)	739,749
710,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	747,445
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	371,987
100,000	5.00%, 08/01/25 (c)	113,515
400,000	5.00%, 09/15/27	472,820
520,000	5.00%, 09/15/28 (c)	613,605
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	329,114
770,000	5.00%, 11/15/24 (c)	863,986
420,000	5.00%, 11/15/25 (c)	473,579
400,000	5.00%, 11/15/25 (c)	454,952
290,000	5.00%, 11/15/25 (c)	331,818
100,000	5.00%, 09/15/26	116,495
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	818,111
470,000	5.00%, 09/01/24 (c)	530,719
590,000	5.00%, 08/01/25 (c)	662,918
795,000	5.00%, 08/01/25 (c)	887,045
255,000	5.00%, 08/01/25 (c)	287,586
55,000	5.00%, 08/01/25 (c)	63,227
520,000	5.00%, 08/01/25 (c)	596,669
335,000	5.00%, 08/01/25 (c)	383,314
100,000	5.00%, 09/01/25	115,429
200,000	5.00%, 09/01/26 (c)	226,264
10,000	5.00%, 09/01/26	11,712
475,000	5.00%, 09/01/26 (c)	540,631
190,000	5.00%, 01/01/28 (c)	218,591
Principal
Amount		Value

Connecticut: (continued)
	State of Connecticut, Special Tax Obligation, Series B (RB)
$335,000	5.00%, 09/01/26 (c)	$390,201
100,000	5.00%, 09/01/26 (c)	116,800
470,000	5.00%, 10/01/26	551,348
1,025,000	5.00%, 10/01/28	1,225,346
260,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	305,001
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	131,456
1,000,000	5.00%, 05/01/27 (c)	1,209,240
275,000	5.00%, 02/01/29 (c)	342,848
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	213,272
200,000	5.00%, 02/15/25 (c)	229,454
860,000	5.00%, 02/15/25 (c)	992,208
375,000	5.00%, 02/15/25 (c)	431,527
770,000	5.00%, 01/15/26	886,609
265,000	5.00%, 03/15/26 (c)	310,527
280,000	5.00%, 03/15/26 (c)	332,206
435,000	5.00%, 03/15/26 (c)	510,525
380,000	5.00%, 03/15/26 (c)	447,131
745,000	5.00%, 01/15/27 (c)	862,449
335,000	5.00%, 01/15/27 (c)	391,595
460,000	5.00%, 01/15/27	539,373
500,000	5.00%, 11/01/28 (c)	579,910
500,000	5.00%, 11/01/28 (c)	584,590
		37,723,269
Delaware: 0.4%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	187,558
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	33,955
20,000	5.00%, 07/01/25	23,674
220,000	5.00%, 07/01/26 (c)	266,328
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	527,361
500,000	4.00%, 03/01/27 (c)	577,410
800,000	5.00%, 03/01/26	973,136
	State of Delaware, Series A (GO)
650,000	2.00%, 01/01/30 (c)	592,423
545,000	2.13%, 03/01/26 (c)	558,603
100,000	5.00%, 02/01/27	124,571
500,000	5.00%, 02/01/28	637,565
500,000	5.00%, 02/01/28 (c)	630,850
810,000	5.00%, 10/01/28	1,047,451
		6,180,885
District of Columbia: 1.6%
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	146,697
	District of Columbia, Georgetown University Issue (RB)
645,000	5.00%, 04/01/27 (c)	726,451
105,000	5.00%, 04/01/27 (c)	119,855

See Notes to Financial Statements

22

Principal
Amount		Value

District of Columbia: (continued)
	District of Columbia, Series A (GO)
$30,000	5.00%, 06/01/25	$35,645
420,000	5.00%, 06/01/25 (c)	488,662
20,000	5.00%, 12/01/25	24,084
290,000	5.00%, 06/01/26 (c)	343,122
10,000	5.00%, 06/01/26	12,192
210,000	5.00%, 06/01/26 (c)	253,434
30,000	5.00%, 06/01/26 (c)	36,011
250,000	5.00%, 06/01/26 (c)	297,220
2,500,000	5.00%, 06/01/27 (c)	3,005,550
170,000	5.00%, 06/01/27 (c)	206,217
580,000	5.00%, 06/01/27 (c)	699,567
750,000	5.00%, 06/01/28 (c)	917,557
1,000,000	5.00%, 09/01/29 (c)	1,249,560
	District of Columbia, Series C (GO)
280,000	5.00%, 06/01/24 (c)	318,111
225,000	5.00%, 10/01/27	283,064
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	566,195
100,000	5.00%, 06/01/24 (c)	114,678
20,000	5.00%, 12/01/26 (c)	24,204
125,000	5.00%, 12/01/26 (c)	154,079
160,000	5.00%, 12/01/26 (c)	195,640
1,500,000	5.00%, 06/01/27 (c)	1,864,860
500,000	5.00%, 06/01/27 (c)	606,520
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	30,255
195,000	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	228,948
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series B (RB)
400,000	5.00%, 10/01/25 (c)	471,288
410,000	5.00%, 10/01/25 (c)	487,761
430,000	5.00%, 04/01/26 (c)	508,023
100,000	5.00%, 04/01/26 (c)	118,763
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	115,196
200,000	5.00%, 10/01/24 (c)	231,692
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
250,000	4.00%, 10/01/29 (c)	253,108
250,000	4.00%, 10/01/29 (c)	254,160
2,545,000	Washington Convention and Sports Authority, Senior Lien, Series A (RB) 5.00%, 10/01/27 (c)	2,625,117
Principal
Amount		Value

District of Columbia: (continued)
	Washington Metropolitan Area Transit Authority (RB)
$175,000	5.00%, 07/01/27 (c)	$214,473
275,000	5.00%, 07/01/27	339,320
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	167,283
330,000	5.00%, 07/01/27	407,184
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	949,855
550,000	5.00%, 07/01/27 (c)	648,741
300,000	5.00%, 07/01/27 (c)	355,590
	Washington Metropolitan Area Transit Authority, Series B (RB)
950,000	5.00%, 07/01/27 (c)	1,120,553
880,000	5.00%, 07/01/27 (c)	1,031,941
650,000	5.00%, 07/01/27 (c)	776,672
240,000	5.00%, 07/01/27	296,134
555,000	5.00%, 07/01/27 (c)	668,575
		24,989,807
Florida: 4.2%
490,000	Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	545,140
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,550
120,000	Broward County. Florida Water & Sewer Utility, Series A (RB) 5.00%, 10/01/25 (c)	142,345
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	530,639
	Central Florida Expressway Authority, Series A (RB)
815,000	3.00%, 07/01/26 (c)	830,681
395,000	3.25%, 07/01/26 (c)	402,643
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	34,492
115,000	5.00%, 07/01/26	134,917
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	215,122
	City of Gainesville, Utilities System, Series A (RB)
200,000	5.00%, 10/01/26	243,994
500,000	5.00%, 10/01/27 (c)	602,825
195,000	5.00%, 10/01/27 (c)	236,878
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	719,731
	City of Jacksonville, Transportation Revenue (RB)
600,000	3.00%, 10/01/25 (c)	627,036
310,000	3.00%, 10/01/25 (c)	325,081
450,000	3.25%, 10/01/25 (c)	470,668
210,000	5.00%, 10/01/25 (c)	246,118

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Florida: (continued)
$295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	$353,103
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	616,426
375,000	City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	452,212
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	557,285
585,000	5.00%, 09/01/26 (c)	704,767
680,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	759,982
100,000	County of Lee, Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	115,289
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	401,822
400,000	0.00%, 10/01/26 (c) ^	271,852
640,000	5.00%, 10/01/26	777,280
280,000	5.00%, 10/01/26 (c)	331,965
510,000	5.00%, 10/01/26 (c)	615,585
115,000	5.00%, 10/01/26 (c)	136,878
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	842,010
460,000	5.00%, 10/01/26 (c)	531,912
100,000	5.00%, 10/01/26 (c)	116,321
290,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	326,656
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	233,260
100,000	5.00%, 07/01/25 (c)	118,425
55,000	5.00%, 07/01/25	64,147
280,000	5.00%, 07/01/26 (c)	339,147
555,000	5.00%, 07/01/26 (c)	671,145
520,000	5.00%, 07/01/26 (c)	632,242
100,000	5.00%, 07/01/26 (c)	122,446
575,000	5.00%, 07/01/26 (c)	702,155
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
125,000	4.00%, 07/01/24 (c)	134,414
555,000	4.00%, 07/01/24 (c)	598,656
275,000	5.00%, 07/01/24 (c)	318,403
520,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	620,474
400,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	437,692
Principal
Amount		Value

Florida: (continued)
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
$25,000	5.00%, 07/01/26 (c)	$28,231
105,000	5.00%, 07/01/26 (c)	120,689
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	144,245
275,000	5.00%, 07/01/24 (c)	305,481
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	272,115
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	295,410
270,000	5.00%, 10/01/25	320,741
800,000	5.00%, 10/01/27 (c)	999,624
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	387,305
605,000	5.00%, 10/01/25 (c)	697,541
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	155,579
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	125,028
425,000	5.00%, 09/01/27 (c)	529,478
175,000	5.00%, 11/01/27	216,780
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	536,825
435,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	458,751
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	673,646
125,000	5.00%, 10/01/26 (c)	146,308
195,000	5.00%, 10/01/26 (c)	229,903
470,000	5.00%, 10/01/27	588,651
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	171,753
400,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	474,800
	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	313,537
110,000	5.00%, 07/01/25 (c)	130,570
815,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	841,047

See Notes to Financial Statements

24

Principal
Amount		Value

Florida: (continued)
	Hernando County School District, Series A (CP) (AGM)
$245,000	3.00%, 07/01/26 (c)	$253,884
450,000	3.00%, 07/01/26 (c)	467,766
470,000	3.00%, 07/01/26 (c)	490,191
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	177,860
695,000	5.00%, 10/01/27 (c)	836,266
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,021,844
610,000	5.00%, 10/01/27 (c)	737,478
650,000	5.00%, 10/01/27	803,783
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,188
605,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	697,958
	Manatee County School District (RB) (AGM)
290,000	5.00%, 10/01/26	356,787
160,000	5.00%, 04/01/27 (c)	195,608
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	916,793
610,000	5.00%, 02/01/24 (c)	683,822
860,000	5.00%, 02/01/24 (c)	969,753
640,000	5.00%, 02/01/24 (c)	723,424
145,000	5.00%, 02/01/24 (c)	163,392
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	477,589
420,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	429,223
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	487,096
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	362,601
	Orange County, Tourist Development Tax (RB)
100,000	5.00%, 10/01/25 (c)	117,425
190,000	5.00%, 10/01/26	229,207
360,000	5.00%, 10/01/27	443,758
490,000	5.00%, 10/01/30	633,100
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	147,448
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	10,476
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	152,548
120,000	5.00%, 08/01/27	149,825
Principal
Amount		Value

Florida: (continued)
$695,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	$878,626
100,000	Polk County, School District (RB) 5.00%, 10/01/29 (c)	127,742
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	215,395
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	233,044
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	132,494
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	846,259
	School Board of Miami-Dade County, Series C (CP)
540,000	3.25%, 02/01/21 (c)	544,061
265,000	3.25%, 02/01/21 (c)	267,189
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	152,034
165,000	5.00%, 02/01/26	195,926
265,000	5.00%, 02/01/26 (c)	314,990
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	237,314
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	542,035
435,000	5.00%, 05/01/26 (c)	510,151
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	421,184
150,000	5.00%, 04/01/26 (c)	177,218
	South Miami Health Facilities Authority (RB)
800,000	5.00%, 08/15/27 (c)	903,376
710,000	5.00%, 08/15/27 (c)	815,556
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	119,363
255,000	5.00%, 07/01/26	312,576
100,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/26	122,579
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
650,000	4.00%, 06/01/28 (c)	752,700
525,000	5.00%, 06/01/24 (c)	605,902
815,000	5.00%, 06/01/25 (c)	967,470
795,000	5.00%, 06/01/28 (c)	997,677
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,618
125,000	5.00%, 06/01/24 (c)	144,263
400,000	5.00%, 06/01/27 (c)	497,908

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Florida: (continued)
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
$500,000	3.00%, 06/01/24 (c)	$524,495
250,000	3.00%, 06/01/24 (c)	263,053
510,000	3.00%, 06/01/29 (c)	540,330
725,000	4.00%, 06/01/26 (c)	818,655
500,000	4.00%, 06/01/26 (c)	567,060
780,000	4.00%, 06/01/27 (c)	896,353
20,000	5.00%, 06/01/24 (c)	23,082
585,000	5.00%, 06/01/27	733,900
145,000	5.00%, 06/01/28 (c)	182,967
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	23,293
10,000	5.00%, 06/01/26 (c)	12,179
105,000	5.00%, 06/01/28	134,786
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
590,000	2.38%, 06/01/26 (c)	611,193
500,000	3.00%, 06/01/25 (c)	532,250
200,000	4.00%, 06/01/25 (c)	220,720
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	41,605
135,000	5.00%, 06/01/26 (c)	164,414
115,000	State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	143,408
880,000	State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	1,131,328
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	631,068
555,000	3.00%, 07/01/27 (c)	596,614
40,000	5.00%, 07/01/26 (c)	48,846
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	943,785
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	583,427
580,000	State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	714,896
Principal
Amount		Value

Florida: (continued)
$740,000	State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	$889,539
	Tampa Bay, Water Utility System, Series A (RB)
110,000	4.00%, 10/01/25 (c)	124,130
15,000	5.00%, 10/01/25	17,966
	Volusia County School Board, Master Lease Program, Series B (CP)
280,000	5.00%, 08/01/24 (c)	318,755
15,000	5.00%, 08/01/24 (c)	17,089
		66,038,778
Georgia: 1.7%
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	444,175
500,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	592,025
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	713,834
25,000	4.88%, 12/01/24 (c)	29,051
330,000	5.00%, 12/01/24 (c)	384,532
	City of Atlanta, Water and Wastewater (RB)
200,000	4.00%, 11/01/29 (c)	230,388
690,000	5.00%, 05/01/25 (c)	792,748
125,000	5.00%, 05/01/25 (c)	146,721
295,000	5.00%, 05/01/25 (c)	342,758
30,000	5.00%, 05/01/25 (c)	34,715
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	286,603
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	839,257
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	29,498
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,252,330
1,000,000	5.00%, 02/01/28 (c)	1,267,890
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	249,734
100,000	5.00%, 02/15/27 (c)	114,209
925,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	951,381
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	205,622
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	17,886

See Notes to Financial Statements

26

Principal
Amount		Value

Georgia: (continued)
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
$300,000	5.00%, 07/01/26 (c)	$351,729
30,000	5.00%, 07/01/26 (c)	35,461
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	590,708
235,000	5.00%, 07/01/26 (c)	280,515
420,000	5.00%, 07/01/26	503,782
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	119,009
200,000	5.00%, 07/01/26 (c)	219,920
1,090,000	5.00%, 07/01/26 (c)	1,201,954
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	633,175
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	349,799
835,000	5.00%, 07/01/26 (c)	970,963
375,000	5.00%, 07/01/26 (c)	430,954
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	995,008
125,000	5.00%, 02/01/26	151,641
1,190,000	5.00%, 02/01/26 (c)	1,439,757
680,000	5.00%, 02/01/26 (c)	817,727
600,000	5.00%, 07/01/26	735,876
1,200,000	5.00%, 02/01/27 (c)	1,452,084
1,000,000	5.00%, 02/01/27	1,244,980
350,000	5.00%, 02/01/27 (c)	432,698
150,000	5.00%, 02/01/27 (c)	184,422
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,720,300
130,000	5.00%, 07/01/27	163,515
610,000	State of Georgia, Series E (GO) 5.00%, 12/01/25	736,752
		26,688,086
Hawaii: 1.3%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	39,851
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	798,761
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,782
760,000	5.00%, 10/01/25 (c)	903,701
890,000	5.00%, 10/01/25 (c)	1,060,844
1,015,000	5.00%, 09/01/27 (c)	1,231,246
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	851,707
120,000	4.00%, 08/01/29 (c)	136,348
1,000,000	5.00%, 10/01/29	1,290,220
Principal
Amount		Value

Hawaii: (continued)
	City and County of Honolulu, Wastewater System, Series A (RB)
$970,000	4.00%, 07/01/26 (c)	$1,067,776
1,015,000	5.00%, 07/01/26 (c)	1,203,069
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	109,806
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	198,898
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	352,891
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	28,339
50,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	59,598
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	143,035
1,085,000	5.00%, 10/01/25 (c)	1,292,647
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	595,690
	State of Hawaii, Series FB (GO)
150,000	3.00%, 04/01/26 (c)	153,750
200,000	4.00%, 04/01/26 (c)	227,828
130,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	154,955
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,228
375,000	5.00%, 10/01/26 (c)	457,489
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	823,287
130,000	5.00%, 05/01/27 (c)	155,503
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	612,635
105,000	5.00%, 10/01/27 (c)	130,118
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	335,356
250,000	5.00%, 01/01/26	299,433
1,020,000	5.00%, 10/01/27 (c)	1,242,748
150,000	5.00%, 01/01/28 (c)	182,877
1,150,000	5.00%, 01/01/28 (c)	1,410,808
1,300,000	State of Hawaii, Series FW (GO) 5.00%, 01/01/28	1,631,825
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	195,195
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	345,163
240,000	5.00%, 10/01/26 (c)	289,850
		20,043,257
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	600,570
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	124,869
185,000	5.00%, 06/01/22 (c)	200,877
		926,316

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: 4.1%
$235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	$245,232
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	199,600
	Chicago O’Hare International Airport, Series B (RB)
580,000	5.00%, 01/01/25 (c)	627,299
510,000	5.00%, 01/01/25 (c)	554,824
135,000	5.00%, 01/01/25 (c)	146,314
610,000	5.00%, 01/01/25 (c)	668,621
315,000	5.00%, 01/01/25 (c)	349,341
470,000	5.00%, 01/01/27 (c)	527,768
100,000	5.00%, 01/01/27 (c)	111,927
135,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	149,992
500,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	591,590
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	104,512
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	768,855
	City of Chicago, Series A (GO) (SAW)
200,000	5.00%, 01/01/29	203,422
920,000	5.50%, 01/01/25 (c)	936,928
2,000,000	5.50%, 01/01/29 (c)	2,052,640
845,000	5.63%, 01/01/27 (c)	876,451
340,000	5.63%, 01/01/27 (c)	354,212
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	503,819
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	101,555
	City of Chicago, Water Revenue, Second Lien (RB)
1,010,000	5.00%, 11/01/27 (c)	1,097,708
180,000	5.25%, 11/01/27 (c)	213,026
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
405,000	5.00%, 11/01/26 (c)	432,410
420,000	5.00%, 11/01/26 (c)	450,673
	City of Springfield, Electric Revenue, Senior Lien (RB) (AGM)
15,000	5.00%, 03/01/25 (c)	17,115
420,000	5.00%, 03/01/25 (c)	481,102
425,000	5.00%, 03/01/25 (c)	491,512
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,248,940
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	244,230
Principal Amount		Value

Illinois: (continued)
$325,000	Cook County, Series A (GO) 5.00%, 11/15/26 (c)	$333,794
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	262,793
250,000	5.00%, 08/01/24 (c)	278,823
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	186,858
100,000	4.00%, 01/01/26 (c)	114,936
135,000	5.00%, 01/01/26	162,756
685,000	5.00%, 01/01/26 (c)	820,856
175,000	5.00%, 01/01/27 (c)	209,886
140,000	5.00%, 01/01/27 (c)	170,934
400,000	5.00%, 01/01/27 (c)	493,908
1,000,000	5.00%, 07/01/29 (c)	1,252,360
	Illinois Finance Authority, Mercy Health Corp. (RB)
90,000	4.00%, 06/01/26 (c)	95,729
1,000,000	4.00%, 06/01/26 (c)	1,055,420
160,000	4.00%, 06/01/26 (c)	171,506
325,000	5.00%, 12/01/25	371,540
250,000	5.00%, 06/01/26 (c)	277,490
130,000	5.00%, 06/01/26 (c)	148,528
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,367,705
535,000	5.00%, 07/15/27	650,517
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	333,185
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	109,816
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,070,650
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	108,767
125,000	5.00%, 05/15/25 (c)	138,409
195,000	5.00%, 05/15/25 (c)	220,297
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	219,137
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	531,635
	Illinois Housing Development Authority, Series C (RB)
540,000	2.80%, 10/01/28 (c)	550,179
355,000	3.10%, 02/01/26 (c)	364,972
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	194,791
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	308,070

See Notes to Financial Statements

28

Principal Amount		Value

Illinois: (continued)
$555,000	5.00%, 01/01/26 (c)	$638,594
775,000	5.00%, 01/01/26 (c)	884,190
510,000	5.00%, 01/01/28 (c)	601,759
175,000	5.00%, 01/01/29	217,525
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	385,268
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	241,232
120,000	5.00%, 01/01/24 (c)	134,869
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	213,760
450,000	5.00%, 01/01/24 (c)	505,417
410,000	5.00%, 01/01/24 (c)	463,148
335,000	5.00%, 01/01/24 (c)	377,659
700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	782,201
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	490,237
115,000	5.00%, 12/01/26 (c)	133,714
340,000	5.00%, 12/01/26	410,285
	Northern Illinois Municipal Power Agency, Series A (RB)
1,140,000	4.00%, 12/01/26 (c)	1,239,089
45,000	5.00%, 12/01/25	53,308
380,000	5.00%, 12/01/26 (c)	455,415
	Railsplitter Tobacco Settlement Authority (RB)
565,000	5.00%, 06/01/26 (c)	669,949
450,000	5.00%, 06/01/26	534,996
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/27 (c)	609,570
465,000	5.00%, 07/01/27 (c)	569,885
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	110,897
250,000	5.00%, 01/01/28 (c)	275,123
570,000	5.00%, 01/01/28 (c)	625,005
250,000	5.00%, 01/01/28 (c)	276,765
585,000	5.00%, 01/01/28 (c)	659,482
800,000	5.00%, 01/01/28 (c)	896,504
155,000	5.00%, 01/01/30 (c)	172,331
	State of Illinois (RB)
710,000	3.00%, 06/15/26 (c)	576,144
300,000	3.00%, 06/15/26 (c)	230,625
495,000	3.00%, 06/15/26 (c)	387,436
680,000	3.00%, 06/15/26 (c)	541,824
320,000	3.00%, 06/15/26 (c)	246,000
720,000	3.50%, 06/01/26 (c)	648,576
1,120,000	3.50%, 06/01/26 (c)	982,632
Principal Amount		Value

Illinois: (continued)
$745,000	4.00%, 01/01/26 (c)	$672,511
1,135,000	4.00%, 06/01/26 (c)	1,004,736
740,000	4.00%, 06/01/26 (c)	658,933
1,085,000	4.00%, 06/01/26 (c)	978,344
380,000	4.00%, 06/15/26 (c)	375,679
855,000	4.13%, 11/01/26 (c)	776,229
605,000	5.00%, 01/01/26 (c)	574,986
575,000	5.00%, 01/01/26 (c)	555,364
130,000	5.00%, 01/01/26 (c)	124,450
185,000	5.00%, 01/01/26 (c)	180,371
1,050,000	5.00%, 06/01/26 (c)	1,021,209
400,000	5.00%, 06/15/26 (c)	417,388
1,010,000	5.00%, 02/01/27	984,245
1,890,000	5.00%, 02/01/27 (c)	1,830,919
880,000	6.00%, 05/01/26	905,872
	State of Illinois, Series A (RB)
235,000	5.00%, 06/15/26	247,159
100,000	5.00%, 06/15/26 (c)	104,347
1,000,000	5.00%, 05/01/28 (c)	939,660
260,000	5.00%, 10/01/28	251,329
1,200,000	5.25%, 12/01/27 (c)	1,157,496
1,770,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	1,705,218
	State of Illinois, Series D (RB)
500,000	5.00%, 06/15/26 (c)	511,760
1,055,000	5.00%, 11/01/26	1,029,680
400,000	5.00%, 11/01/27	388,008
2,450,000	5.00%, 11/01/27 (c)	2,367,753
30,000	University of Illinois, Series A (RB) 4.00%, 04/01/25 (c)	31,312
		64,364,237
Indiana: 1.1%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	719,603
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,940
	Indiana Finance Authority Highway, Series C (RB)
340,000	5.00%, 12/01/26 (c)	416,877
160,000	5.00%, 12/01/26 (c)	196,598
420,000	5.00%, 06/01/28	535,450
	Indiana Finance Authority, Series A (RB)
200,000	5.00%, 02/01/28 (c)	247,522
220,000	5.00%, 02/01/29 (c)	272,859
175,000	5.00%, 02/01/29 (c)	218,176
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	156,884
	Indiana Finance Authority, Series C (RB)
610,000	5.00%, 02/01/28 (c)	765,062
1,000,000	5.00%, 02/01/28 (c)	1,262,020
	Indiana Finance Authority, Series E (RB)
150,000	5.00%, 02/01/26	181,413
160,000	5.00%, 08/01/26 (c)	195,858
100,000	5.00%, 08/01/26 (c)	121,546
1,000,000	5.00%, 08/01/26 (c)	1,209,220
105,000	5.00%, 02/01/29 (c)	132,162
750,000	5.00%, 02/01/29 (c)	930,202
2,015,000	5.00%, 06/01/29	2,594,816

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Indiana: (continued)
$125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	$142,481
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	307,863
	Indiana Municipal Power Agency, Series A (RB)
1,330,000	5.00%, 07/01/26 (c)	1,569,161
250,000	5.00%, 01/01/28 (c)	303,153
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	248,784
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,438
	Indianapolis Local Public Improvement Bond Bank, Series A (RB)
1,325,000	5.00%, 02/01/29 (c)	1,656,979
1,715,000	5.00%, 02/01/29 (c)	2,164,793
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	180,805
20,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	23,293
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	224,825
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	147,536
		17,161,319
Iowa: 0.2%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	135,056
1,000,000	5.00%, 08/01/27 (c)	1,230,330
1,000,000	5.00%, 08/01/27 (c)	1,250,730
120,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	112,364
700,000	PEFA, Inc. (RB) 5.00%, 06/01/26 (c) (p)	789,082
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	150,880
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	157,628
		3,826,070
Kansas: 0.7%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	341,235
500,000	4.00%, 09/01/27 (c)	578,560
500,000	5.00%, 09/01/27 (c)	605,310
250,000	5.00%, 09/01/27 (c)	304,600
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	564,424
Principal Amount		Value

Kansas: (continued)
$750,000	County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	$851,497
210,000	Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	234,910
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	330,267
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	249,039
140,000	5.00%, 04/01/23 (c)	154,067
10,000	5.00%, 04/01/23 (c)	11,017
380,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	421,659
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	147,324
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	125,133
740,000	5.00%, 09/01/24 (c)	852,251
775,000	5.00%, 09/01/27 (c)	912,710
150,000	5.00%, 09/01/27 (c)	176,115
400,000	5.00%, 09/01/27	486,060
630,000	5.00%, 09/01/27 (c)	745,290
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	139,422
720,000	5.00%, 09/01/25 (c)	826,402
280,000	5.00%, 09/01/25 (c)	325,794
555,000	5.00%, 09/01/25 (c)	648,934
295,000	5.00%, 09/01/25 (c)	344,259
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	279,498
		10,655,777
Kentucky: 0.7%
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	136,913
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,148,877
1,885,000	5.00%, 11/01/26 (c)	2,136,176
450,000	5.00%, 11/01/26	512,599
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
20,000	5.00%, 09/01/25 (c)	23,352
80,000	5.00%, 09/01/25	93,713

See Notes to Financial Statements

30

Principal Amount		Value

Kentucky: (continued)
$695,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	$714,495
200,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	232,410
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	115,558
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	184,097
	Kentucky Turnpike Authority, Series B (RB)
800,000	5.00%, 07/01/26	907,760
380,000	5.00%, 07/01/27	436,886
	Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,013,473
55,000	5.00%, 10/01/26 (c)	62,724
290,000	5.00%, 10/01/26 (c)	326,572
105,000	Louisville and Jefferson County, Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	109,678
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,087
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	141,838
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	789,258
500,000	4.00%, 04/01/26 (c)	561,885
745,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	874,883
		10,547,234
Louisiana: 0.8%
250,000	City of Shreveport, Water and Sewer Revenue, Series C (RB) 4.00%, 12/01/28 (c)	282,160
	Jefferson Sales Tax District, Series B (RB) (AGM)
500,000	4.00%, 12/01/29 (c)	569,385
280,000	5.00%, 12/01/27 (c)	339,520
620,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	578,131
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	203,554
990,000	5.00%, 10/01/27 (c)	1,142,302
Principal Amount		Value

Louisiana: (continued)
$295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	$325,845
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	510,484
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
700,000	5.00%, 06/01/24 (c)	798,812
535,000	5.00%, 06/01/24 (c)	610,959
340,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	413,413
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	399,150
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	161,478
760,000	5.00%, 05/01/25 (c)	876,288
760,000	5.00%, 03/01/26	904,643
640,000	5.00%, 09/01/26 (c)	758,746
565,000	5.00%, 04/01/27 (c)	680,944
115,000	5.00%, 03/01/29 (c)	142,707
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	238,276
205,000	5.00%, 08/01/26 (c)	245,012
875,000	5.00%, 10/01/26	1,051,426
150,000	5.00%, 10/01/27	184,077
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	113,881
710,000	5.00%, 08/01/24 (c)	810,451
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	211,476
100,000	5.00%, 09/01/26 (c)	119,326
		12,672,446
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	564,768
Maryland: 2.9%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
250,000	5.00%, 10/15/26	307,010
250,000	5.00%, 10/15/27 (c)	312,627
280,000	5.00%, 10/15/27	352,117
	City of Baltimore, Convention Center Hotel (RB)
110,000	5.00%, 09/01/27 (c)	95,193
125,000	5.00%, 09/01/27 (c)	108,171
	County of Baltimore (GO)
1,925,000	4.00%, 03/01/29 (c)	2,215,482
330,000	5.00%, 03/01/26	399,967
1,250,000	5.00%, 03/01/28	1,585,225
525,000	County of Harford, Series B (GO)
	3.00%, 07/01/24 (c)	559,099
	County of Montgomery, Series A (GO)
385,000	5.00%, 11/01/24 (c)	444,336
675,000	5.00%, 11/01/24 (c)	781,900
20,000	5.00%, 12/01/24 (c)	23,267

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: (continued)
$350,000	County of Montgomery, Series B (GO) 5.00%, 11/01/24 (c)	$407,603
1,070,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,247,502
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,732
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	269,017
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	611,402
750,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	790,140
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	878,182
250,000	5.00%, 05/01/26 (c)	288,618
240,000	5.00%, 05/01/26	284,506
250,000	5.00%, 05/01/26 (c)	293,458
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,197,580
	Maryland Water Quality Financing Administration (RB)
375,000	2.80%, 03/01/24 (c)	393,510
655,000	3.00%, 03/01/24 (c)	680,800
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	155,684
1,000,000	4.00%, 07/15/28 (c)	1,183,780
1,000,000	5.00%, 07/15/28	1,277,890
1,150,000	5.00%, 07/15/28 (c)	1,460,833
	State of Maryland, Department of Transportation (RB) (SAW)
2,340,000	2.13%, 10/01/27 (c)	2,279,815
520,000	3.00%, 11/01/24 (c)	543,338
500,000	3.00%, 09/01/27 (c)	531,970
855,000	3.13%, 05/01/25 (c)	897,553
780,000	4.00%, 05/01/25 (c)	878,147
750,000	4.00%, 05/01/28 (c)	880,680
295,000	5.00%, 11/01/24 (c)	342,430
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	206,682
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	450,686
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	365,739
485,000	4.00%, 06/01/24 (c)	536,560
Principal Amount		Value

Maryland: (continued)
$420,000	5.00%, 06/01/24 (c)	$483,416
2,385,000	5.00%, 03/15/28	3,043,498
3,000,000	5.00%, 03/15/29 (c)	3,825,180
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	420,066
250,000	3.13%, 03/15/28 (c)	266,230
1,185,000	4.00%, 03/15/27 (c)	1,371,626
680,000	5.00%, 03/15/28	867,748
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	619,543
125,000	5.00%, 08/01/27	157,244
1,000,000	5.00%, 08/01/28 (c)	1,270,180
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	364,682
1,000,000	3.00%, 08/01/27 (c)	1,069,430
215,000	4.00%, 08/01/23 (c)	231,873
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	103,092
880,000	5.00%, 08/01/26	1,080,446
	State of Maryland, Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	315,234
510,000	3.00%, 07/01/27 (c)	540,044
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	528,045
115,000	3.00%, 06/01/24 (c)	121,843
560,000	3.00%, 06/01/24 (c)	593,320
	Washington Suburban Sanitary District, Second Series (GO)
750,000	5.00%, 06/01/26 (c)	888,540
550,000	5.00%, 06/01/27 (c)	679,860
		45,377,371
Massachusetts: 3.5%
100,000	City of Boston, Series A (GO) 5.00%, 03/01/29	129,292
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
980,000	5.00%, 06/01/24 (c)	1,092,004
15,000	5.00%, 06/01/25 (c)	17,541
20,000	5.00%, 06/01/25 (c)	23,298
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	152,543
745,000	5.00%, 06/01/25 (c)	852,019
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	297,740
850,000	5.00%, 03/01/24 (c)	958,919
1,445,000	5.00%, 07/01/25 (c)	1,708,395
160,000	5.00%, 07/01/25 (c)	188,342
275,000	5.00%, 07/01/26 (c)	334,185
1,000,000	5.00%, 07/01/26	1,219,150

See Notes to Financial Statements

32

Principal Amount		Value

Massachusetts: (continued)
	Commonwealth of Massachusetts, Series B (GO)
$600,000	5.00%, 07/01/26 (c)	$721,992
1,860,000	5.00%, 07/01/26 (c)	2,215,781
155,000	5.00%, 07/01/26 (c)	187,694
1,155,000	5.00%, 07/01/28	1,474,866
	Commonwealth of Massachusetts, Series C (GO)
400,000	3.00%, 02/01/24 (c)	416,240
350,000	5.00%, 05/01/23 (c)	385,546
205,000	5.00%, 05/01/23 (c)	226,519
2,665,000	5.00%, 05/01/31	3,546,342
100,000	Commonwealth of Massachusetts, Series D (GO) 3.00%, 09/01/25 (c)	103,878
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,335,894
250,000	5.00%, 11/01/26	307,350
100,000	5.00%, 11/01/27 (c)	123,339
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	435,103
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	602,720
10,000	5.00%, 12/01/26 (c)	12,282
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	502,888
105,000	5.00%, 06/01/26	127,057
20,000	5.00%, 06/01/26 (c)	24,137
	Massachusetts Bay Transportation Authority, Series A (RB)
810,000	0.00%, 07/01/26 (c) ^	663,552
130,000	0.00%, 07/01/26 (c) ^	102,951
1,160,000	0.00%, 07/01/26 (c) ^	858,319
890,000	0.00%, 07/01/26 (c) ^	752,762
210,000	2.00%, 07/01/26 (c)	215,699
475,000	4.00%, 07/01/25 (c)	517,465
800,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	906,160
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	593,770
1,100,000	5.00%, 02/01/26 (c)	1,311,805
940,000	5.00%, 02/01/26 (c)	1,130,726
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,236,390
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,230,270
1,000,000	5.00%, 01/01/29	1,279,660
Principal Amount		Value

Massachusetts: (continued)
$910,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Inc., Series I (RB) 3.00%, 07/01/26 (c)	$912,075
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	293,888
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,161,831
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	643,012
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
200,000	3.25%, 07/01/26 (c)	201,150
1,000,000	5.00%, 07/01/26 (c)	1,145,110
200,000	5.00%, 07/01/26 (c)	228,412
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	148,347
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,303,776
700,000	5.00%, 07/15/26 (c)	858,445
480,000	5.00%, 07/15/26 (c)	571,349
	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,110,190
125,000	5.00%, 08/15/25 (c)	141,399
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	3.13%, 07/01/26 (c)	102,175
115,000	5.00%, 07/01/26	136,088
300,000	5.00%, 07/01/26 (c)	344,253
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	689,865
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	522,720
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	108,666
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	387,615

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Massachusetts: (continued)
$500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	$526,335
150,000	Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	150,458
800,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 01/15/25 (c)	925,872
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,837
125,000	5.00%, 11/15/26 (c)	147,818
	Massachusetts State College Building Authority, Series A (RB)
880,000	4.00%, 05/01/25 (c)	988,240
500,000	5.00%, 05/01/25 (c)	574,915
560,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	649,488
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	818,931
2,115,000	5.00%, 08/01/27 (c)	2,602,148
	University of Massachusetts Building Authority, Series 1 (RB)
730,000	5.00%, 11/01/25 (c)	869,591
750,000	5.00%, 11/01/29 (c)	939,622
475,000	5.00%, 11/01/29 (c)	597,531
500,000	5.00%, 11/01/29 (c)	632,155
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,255,712
		56,229,604
Michigan: 1.3%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	339,218
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	419,179
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	295,203
250,000	5.00%, 07/01/26 (c)	296,323
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
290,000	5.00%, 07/01/26 (c)	344,291
570,000	5.00%, 07/01/26 (c)	678,175
500,000	5.00%, 07/01/26 (c)	596,500
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,216,890
30,000	5.00%, 07/01/26 (c)	35,926
Principal Amount		Value

Michigan: (continued)
$130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	$153,505
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	186,121
875,000	5.00%, 07/01/26 (c)	1,054,104
365,000	5.00%, 07/01/26	435,682
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	132,198
100,000	5.00%, 10/01/26	123,377
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	834,075
405,000	5.00%, 07/01/24 (c)	451,939
560,000	5.00%, 07/01/24 (c)	631,820
110,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM) 5.00%, 07/01/24 (c)	123,919
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	134,645
	Michigan Finance Authority, Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	580,730
250,000	5.00%, 07/01/25 (c)	291,038
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	822,875
150,000	5.00%, 11/15/26 (c)	172,491
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	113,784
75,000	5.00%, 06/01/27 (c)	86,557
265,000	5.50%, 06/01/25 (c)	308,542
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,604
200,000	5.00%, 10/15/25 (c)	235,062
360,000	5.00%, 10/15/25 (c)	425,171
125,000	5.00%, 10/15/26 (c)	147,983
120,000	5.00%, 10/15/26 (c)	141,427
570,000	5.00%, 10/15/26 (c)	677,080
540,000	5.00%, 10/15/26 (c)	647,244
515,000	5.00%, 10/15/26 (c)	614,508
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	118,889
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	120,368

See Notes to Financial Statements

34

Principal Amount		Value

Michigan: (continued)
$480,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	$504,912
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,160,000	3.10%, 06/01/26 (c)	1,208,906
170,000	3.35%, 06/01/26 (c)	176,734
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	908,184
410,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	436,322
	State of Michigan, Environmental Program, Series A (GO)
500,000	5.00%, 12/01/25 (c)	597,920
10,000	5.00%, 12/01/25 (c)	11,988
	State of Michigan, Grant Anticipation (RB)
300,000	5.00%, 03/15/26	357,969
1,865,000	5.00%, 03/15/27	2,276,773
		20,484,151
Minnesota: 1.3%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	181,606
460,000	3.50%, 05/01/27 (c)	466,472
	City of Minneapolis, Fairview Health Services, Series A (RB)
880,000	5.00%, 11/15/25 (c)	956,578
125,000	5.00%, 11/15/28 (c)	137,428
520,000	City of St. Cloud, Health Care, CentraCare Health System, Series A (RB) 3.00%, 05/01/26 (c)	521,581
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	347,703
760,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	819,432
200,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	236,696
	Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	148,407
120,000	5.00%, 01/01/26	138,976
515,000	5.00%, 01/01/27 (c)	597,606
325,000	5.00%, 01/01/27 (c)	375,307
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	922,725
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,225,560
Principal Amount		Value

Minnesota: (continued)
$450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	$537,894
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	603,310
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	879,450
760,000	5.00%, 02/01/25 (c)	892,711
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	556,726
500,000	3.00%, 08/01/26 (c)	542,865
570,000	3.25%, 08/01/25 (c)	596,904
185,000	4.00%, 08/01/26	215,564
585,000	4.00%, 08/01/26 (c)	675,921
100,000	5.00%, 08/01/28	128,258
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	131,982
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,286,980
400,000	5.00%, 10/01/27 (c)	502,052
1,000,000	5.00%, 08/01/29 (c)	1,269,170
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	944,527
1,000,000	3.00%, 10/01/27 (c)	1,079,620
1,000,000	3.00%, 10/01/27 (c)	1,093,340
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,004,020
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,048,660
		21,066,031
Mississippi: 0.6%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	353,244
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	152,496
500,000	5.00%, 10/01/27 (c)	607,380
405,000	5.00%, 10/01/27 (c)	489,856
300,000	5.00%, 10/01/27 (c)	361,695
430,000	5.00%, 10/01/27 (c)	531,549
880,000	5.00%, 10/01/27 (c)	1,081,670
650,000	5.00%, 10/01/27 (c)	794,469
3,000,000	5.00%, 10/15/28 (c)	3,320,190
	State of Mississippi, Series B (GO)
295,000	4.00%, 10/01/29 (c)	334,117
850,000	5.00%, 12/01/26 (c)	1,026,842
155,000	5.00%, 12/01/26 (c)	184,611

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Mississippi: (continued)
$105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	$118,039
		9,356,158
Missouri: 0.7%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	462,969
290,000	5.00%, 04/01/25 (c)	331,003
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	665,743
100,000	City of Springfield, Public Utility (RB) 4.00%, 08/01/25 (c)	111,611
	County of Jackson, Harry S. Truman Sports Complex Project (RB)
10,000	5.00%, 12/01/24 (c)	10,693
195,000	5.00%, 12/01/24 (c)	210,364
110,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB) 5.00%, 02/01/24 (c)	108,749
180,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/26	212,632
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	573,873
1,165,000	5.00%, 05/01/25 (c)	1,368,957
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
310,000	5.00%, 01/01/24 (c)	345,985
290,000	5.00%, 01/01/24 (c)	325,661
215,000	5.00%, 01/01/24 (c)	242,142
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	115,634
395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	459,831
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,451
100,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	117,762
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	235,202
105,000	3.00%, 03/01/26 (c)	110,290
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,219,789
Principal Amount		Value

Missouri: (continued)
$1,415,000	4.00%, 03/01/29 (c)	$1,639,716
650,000	4.00%, 03/01/29 (c)	757,185
450,000	5.00%, 03/01/29 (c)	558,450
400,000	St. Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	418,568
		10,619,260
Montana: 0.0%
150,000	Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	185,775
Nebraska: 0.4%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
220,000	5.00%, 09/01/26	247,665
1,000,000	5.00%, 09/01/27	1,140,070
300,000	5.00%, 09/01/32	359,598
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	116,590
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	503,065
115,000	4.00%, 05/15/26 (c)	123,947
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	254,112
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	275,577
175,000	Nebraska Investment Finance Authority, Series C (RB) 3.45%, 09/01/27 (c)	183,722
	Omaha Public Power District, Electric System, Series A (RB)
100,000	5.00%, 12/01/27 (c)	121,771
1,125,000	5.00%, 02/01/29 (c)	1,435,759
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,334,523
560,000	3.13%, 07/01/26 (c)	576,134
315,000	5.00%, 01/01/25 (c)	362,883
		7,035,416
Nevada: 1.2%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	147,493
500,000	5.00%, 03/01/26 (c)	597,620
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	143,131
525,000	5.00%, 05/01/26 (c)	631,633
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	359,319
420,000	Clark County Limited Tax Flood Control (GO) 5.00%, 05/01/25 (c)	490,997

See Notes to Financial Statements

36

Principal Amount		Value

Nevada: (continued)
	Clark County School District, Series B (GO)
$250,000	4.00%, 11/01/26 (c)	$278,078
155,000	4.00%, 11/01/26 (c)	173,860
985,000	5.00%, 11/01/26	1,204,094
	Clark County School District, Series C (GO)
905,000	5.00%, 12/15/25 (c)	1,035,302
200,000	5.00%, 12/15/25 (c)	229,478
1,050,000	5.00%, 12/15/27 (c)	1,214,766
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	213,956
25,000	5.00%, 06/15/25	28,338
760,000	5.00%, 12/15/25 (c)	866,415
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	677,823
220,000	5.00%, 07/01/26	268,651
1,000,000	Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,121,880
	Clark County, Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	131,157
150,000	5.00%, 06/01/28 (c)	179,954
1,110,000	5.00%, 06/01/28 (c)	1,364,667
	Clark County, Limited Tax, Series C (GO)
270,000	3.00%, 07/01/27 (c)	277,077
500,000	3.00%, 07/01/27 (c)	515,170
305,000	3.00%, 07/01/27 (c)	316,184
200,000	County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	233,232
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	557,430
190,000	5.00%, 06/01/26 (c)	228,692
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	344,214
1,000,000	4.00%, 06/01/27 (c)	1,120,410
760,000	4.00%, 06/01/28 (c)	863,360
760,000	4.00%, 06/01/28 (c)	867,023
20,000	5.00%, 12/01/25	24,024
255,000	5.00%, 06/01/26 (c)	309,063
910,000	5.00%, 06/01/26 (c)	1,100,572
270,000	5.00%, 06/01/26 (c)	324,624
795,000	5.00%, 06/01/27 (c)	971,673
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	421,687
30,000	5.00%, 07/01/26 (c)	35,790
		19,868,837
New Jersey: 3.5%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	514,305
Principal Amount		Value

New Jersey: (continued)
$600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	$639,498
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	346,243
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
755,000	3.13%, 07/01/27 (c)	698,058
335,000	3.38%, 07/01/27 (c)	307,734
615,000	4.00%, 07/01/27 (c)	577,891
450,000	4.00%, 07/01/27 (c)	426,703
365,000	5.00%, 07/01/27 (c)	368,292
480,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	473,731
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	129,008
680,000	5.00%, 11/01/25	705,187
1,000,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,010,370
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	393,885
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
420,000	4.75%, 12/15/26 (c)	429,950
275,000	5.50%, 12/15/26 (c)	287,807
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
935,000	5.00%, 06/15/27 (c)	943,499
615,000	5.00%, 06/15/27 (c)	621,162
340,000	5.00%, 06/15/27 (c)	343,730
245,000	5.00%, 06/15/27	254,575
250,000	5.00%, 06/15/27 (c)	254,898
1,250,000	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,262,087
1,080,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,006,528
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
240,000	5.00%, 06/15/24 (c)	242,899
640,000	5.00%, 06/15/24 (c)	653,242
555,000	5.00%, 06/15/24 (c)	568,337

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
$285,000	5.00%, 06/15/25 (c)	$286,984
180,000	5.00%, 06/15/25 (c)	181,355
440,000	5.25%, 06/15/25 (c)	456,064
100,000	5.25%, 06/15/25 (c)	101,802
250,000	5.25%, 06/15/25 (c)	254,863
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
830,000	4.25%, 06/15/25 (c)	833,195
565,000	4.38%, 06/15/25 (c)	569,887
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,243,986
315,000	5.00%, 06/15/26	326,992
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	262,937
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	234,759
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	453,152
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	236,084
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,098,000
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,199,400
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	23,219
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	209,270
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,475,000	3.00%, 07/01/26 (c)	1,478,363
360,000	3.38%, 07/01/27 (c)	366,682
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,667,894
Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
$115,000	3.00%, 07/01/26 (c)	$109,686
150,000	3.13%, 07/01/26 (c)	143,214
1,030,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,112,132
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,360,926
1,080,000	5.00%, 01/01/28 (c)	1,256,267
115,000	5.00%, 01/01/28 (c)	134,575
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,263,912
435,000	5.00%, 06/15/26 (c)	463,897
500,000	5.00%, 12/15/27	519,805
1,100,000	5.00%, 12/15/28 (c)	1,110,494
1,395,000	5.00%, 12/15/28 (c)	1,407,820
500,000	5.00%, 12/15/28	518,240
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	786,131
1,005,000	5.00%, 06/15/26 (c)	1,088,184
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	266,020
320,000	4.63%, 06/15/25 (c)	322,195
655,000	4.75%, 06/15/25 (c)	659,592
500,000	5.00%, 06/15/25 (c)	516,245
435,000	5.25%, 06/15/25 (c)	450,882
300,000	5.25%, 06/15/25 (c)	312,183
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	173,016
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	142,964
285,000	5.00%, 07/01/24 (c)	315,632
375,000	5.00%, 01/01/26 (c)	421,065
105,000	5.00%, 01/01/26 (c)	119,197
30,000	5.00%, 01/01/26 (c)	33,904
1,625,000	5.00%, 01/01/27 (c)	1,888,916
270,000	5.00%, 01/01/27 (c)	308,680
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	378,332
150,000	5.00%, 01/01/27	176,372
200,000	5.00%, 01/01/28 (c)	234,044
115,000	5.00%, 01/01/28 (c)	136,973
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,259,355
1,000,000	5.00%, 01/01/28 (c)	1,150,940
	State of New Jersey, Various Purposes (GO)
130,000	5.00%, 06/01/25 (c)	150,840
300,000	5.00%, 06/01/27 (c)	360,423
625,000	5.00%, 06/01/27	755,812

See Notes to Financial Statements

38

Principal Amount		Value

New Jersey: (continued)
$225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	$266,443
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	422,122
1,250,000	5.00%, 06/01/28 (c)	1,430,150
225,000	5.00%, 06/01/28 (c)	254,185
2,000,000	5.00%, 06/01/28 (c)	2,300,640
195,000	5.00%, 06/01/28 (c)	227,173
500,000	5.00%, 06/01/28 (c)	578,995
		55,233,080
New Mexico: 0.2%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System (RB)
500,000	2.85%, 07/01/25 (c)	536,295
785,000	5.00%, 07/01/25 (c)	934,825
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	345,334
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	542,277
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	308,028
1,125,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,182,971
		3,849,730
New York: 14.1%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,662,746
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	516,920
110,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	130,327
	City of New York, Series A (GO)
485,000	4.00%, 08/01/26 (c)	536,570
15,000	5.00%, 08/01/24 (c)	17,202
380,000	5.00%, 08/01/25 (c)	441,571
770,000	5.00%, 08/01/25 (c)	906,167
130,000	5.00%, 08/01/26	154,023
1,810,000	5.00%, 08/01/26 (c)	2,123,492
540,000	5.00%, 08/01/27 (c)	657,504
225,000	5.00%, 08/01/27	271,784
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	466,139
100,000	5.00%, 10/01/27 (c)	116,727
1,000,000	5.00%, 10/01/29 (c)	1,230,020
500,000	5.00%, 10/01/29 (c)	621,570
920,000	5.25%, 10/01/27 (c)	1,115,482
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	870,821
225,000	5.00%, 02/01/27 (c)	270,779
Principal Amount		Value

New York: (continued)
	City of New York, Series C and D (GO)
$625,000	5.00%, 02/01/26 (c)	$744,412
500,000	5.00%, 02/01/26 (c)	581,475
110,000	5.00%, 02/01/26 (c)	129,296
500,000	5.00%, 08/01/26	592,395
1,250,000	5.00%, 02/01/28 (c)	1,482,025
820,000	5.00%, 02/01/28 (c)	1,009,928
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	219,186
540,000	5.00%, 08/01/26 (c)	633,528
680,000	5.00%, 08/01/26	805,657
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,216,873
1,000,000	5.25%, 03/01/28 (c)	1,201,700
1,500,000	5.25%, 03/01/28 (c)	1,842,015
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	296,373
20,000	City of New York, Series J (GO) 5.00%, 08/01/24 (c)	22,628
400,000	City of New York, Series L (GO) 5.00%, 04/01/29 (c)	489,220
175,000	City of New York, Series L-6 (GO) 5.00%, 04/01/28	213,826
280,000	City of New York, Subseries J-9 (GO) 5.00%, 08/01/26	331,741
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	147,223
300,000	5.00%, 04/01/24 (c)	332,706
600,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	690,618
105,000	County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	124,744
250,000	County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	301,853
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	544,115
345,000	County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	403,288
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	332,693
100,000	3.00%, 07/01/26 (c)	97,439
300,000	4.00%, 07/01/26 (c)	317,028
500,000	5.00%, 07/01/26 (c)	556,175
1,000,000	5.00%, 07/01/26	1,155,000
275,000	5.00%, 07/01/26 (c)	314,066
300,000	5.00%, 07/01/26 (c)	339,339
100,000	5.00%, 07/01/26 (c)	112,315
	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW)
770,000	5.00%, 11/01/25 (c)	906,367
100,000	5.00%, 11/01/25 (c)	117,883
	Hudson Yards Infrastructure Corp., Series A (RB)
460,000	5.00%, 02/15/27 (c)	540,275
280,000	5.00%, 02/15/27 (c)	333,900

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	Long Island Power Authority, Electric System (RB)
$750,000	5.00%, 09/01/27 (c)	$876,667
500,000	5.00%, 09/01/27 (c)	587,445
305,000	5.00%, 09/01/27 (c)	360,775
450,000	Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	443,583
40,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	47,606
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	321,786
160,000	4.00%, 11/15/26	173,523
205,000	5.25%, 11/15/26 (c)	232,419
100,000	5.25%, 11/15/26 (c)	114,080
1,605,000	5.25%, 11/15/26 (c)	1,825,366
125,000	5.25%, 11/15/26 (c)	142,954
290,000	5.25%, 11/15/26 (c)	332,627
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	241,054
845,000	5.00%, 05/15/26 (c)	848,912
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	487,318
1,020,000	5.00%, 05/15/27 (c)	1,025,386
155,000	5.00%, 05/15/27 (c)	155,910
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	202,805
30,000	5.00%, 11/15/25	30,143
250,000	5.00%, 11/15/26	251,378
310,000	5.00%, 11/15/26 (c)	311,708
865,000	5.00%, 11/15/27	870,380
380,000	5.00%, 11/15/28	382,618
	Metropolitan Transportation Authority, Series B-1 (RB)
225,000	5.00%, 11/15/26 (c)	250,238
470,000	5.00%, 11/15/26 (c)	524,327
	Metropolitan Transportation Authority, Series B-2 (RB)
1,070,000	4.00%, 11/15/27 (c)	1,151,095
15,000	5.00%, 11/15/26 (c)	16,982
1,050,000	5.00%, 11/15/27 (c)	1,196,307
200,000	5.00%, 11/15/27 (c)	229,308
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	948,670
395,000	4.00%, 05/15/28 (c)	367,595
150,000	4.00%, 05/15/28 (c)	140,903
1,110,000	5.00%, 11/15/25 (c)	1,115,306
90,000	5.00%, 11/15/26 (c)	90,396
155,000	5.00%, 11/15/26 (c)	155,854
900,000	5.00%, 11/15/26 (c)	904,959
360,000	5.00%, 11/15/27	362,239
2,000,000	5.00%, 05/15/28 (c)	2,006,520
470,000	5.00%, 05/15/28 (c)	473,083
625,000	5.00%, 05/15/28 (c)	629,100
Principal Amount		Value

New York: (continued)
$1,445,000	5.00%, 05/15/28 (c)	$1,452,572
2,540,000	5.00%, 05/15/28 (c)	2,549,957
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	577,882
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	235,198
400,000	4.00%, 11/15/26 (c)	379,468
200,000	5.00%, 11/15/26	201,102
735,000	5.00%, 11/15/26 (c)	739,050
1,530,000	5.00%, 11/15/26 (c)	1,537,589
535,000	5.00%, 05/15/28 (c)	537,097
1,085,000	5.00%, 05/15/28 (c)	1,091,401
	Metropolitan Transportation Authority, Series D-1 (RB)
105,000	5.00%, 11/15/24 (c)	105,378
145,000	5.00%, 11/15/25 (c)	145,554
800,000	5.00%, 11/15/25 (c)	803,824
280,000	5.00%, 11/15/25 (c)	281,338
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	601,428
260,000	5.00%, 11/15/25 (c)	261,243
25,000	5.00%, 11/15/25	25,120
20,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 11/15/25	24,223
200,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	222,280
	Nassau County, New York General Improvement, Series B (GO)
375,000	5.00%, 04/01/24 (c)	416,775
110,000	5.00%, 10/01/26 (c)	126,405
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	276,647
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	328,274
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,083,782
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	404,640
510,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	596,098
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
600,000	5.00%, 07/15/21 (c)	625,644
415,000	5.00%, 01/15/25 (c)	461,717

See Notes to Financial Statements

40

Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
$100,000	3.50%, 07/15/25 (c)	$107,665
135,000	5.00%, 07/15/25 (c)	156,136
1,010,000	5.00%, 07/15/28 (c)	1,222,554
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	594,970
100,000	5.00%, 07/15/28 (c)	121,045
415,000	5.25%, 07/15/28 (c)	496,772
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 08/01/24 (c)	224,446
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
630,000	4.00%, 05/01/26 (c)	691,091
680,000	5.00%, 08/01/25 (c)	791,663
135,000	5.00%, 08/01/25 (c)	156,874
435,000	5.00%, 08/01/25 (c)	502,651
225,000	5.00%, 08/01/25 (c)	257,931
380,000	5.00%, 05/01/26 (c)	442,700
160,000	5.00%, 05/01/26 (c)	184,354
880,000	5.00%, 05/01/26 (c)	1,017,685
450,000	5.00%, 05/01/26 (c)	522,324
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
260,000	5.00%, 08/01/24 (c)	293,930
300,000	5.00%, 08/01/24 (c)	338,496
10,000	5.00%, 08/01/24 (c)	11,331
30,000	5.00%, 08/01/24 (c)	33,955
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	124,998
625,000	5.00%, 08/01/24 (c)	703,025
785,000	5.00%, 11/01/25 (c)	913,261
185,000	5.00%, 11/01/25 (c)	216,280
450,000	5.00%, 11/01/25 (c)	519,961
895,000	5.00%, 08/01/26 (c)	1,044,304
300,000	5.00%, 08/01/26 (c)	352,731
530,000	5.00%, 08/01/26 (c)	629,317
540,000	5.00%, 08/01/26 (c)	632,146
1,000,000	5.00%, 08/01/27 (c)	1,185,280
350,000	5.00%, 08/01/27 (c)	410,431
125,000	5.00%, 08/01/27 (c)	151,478
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	116,172
20,000	5.00%, 11/01/25 (c)	23,485
2,025,000	5.00%, 05/01/27 (c)	2,422,244
610,000	5.00%, 05/01/27 (c)	714,426
Principal Amount		Value

New York: (continued)
$100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	$105,690
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	101,745
15,000	4.00%, 02/01/26	16,956
155,000	5.00%, 02/01/25 (c)	175,855
500,000	5.00%, 02/01/26 (c)	575,615
720,000	5.00%, 02/01/26 (c)	839,023
565,000	5.00%, 02/01/26 (c)	665,124
525,000	5.00%, 02/01/26 (c)	614,276
915,000	5.00%, 02/01/27 (c)	1,092,492
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	740,396
715,000	5.00%, 02/01/26 (c)	836,586
830,000	5.00%, 02/01/26 (c)	967,207
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
415,000	4.00%, 04/01/26	469,597
745,000	4.00%, 10/01/26 (c)	826,905
850,000	4.00%, 10/01/26 (c)	956,207
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,259,670
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	371,033
595,000	5.00%, 06/15/27 (c)	732,623
215,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	255,581
	New York City Water and Sewer System, Series FF (RB)
195,000	5.00%, 06/15/25 (c)	227,397
140,000	5.00%, 06/15/25 (c)	162,737
100,000	New York City Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	116,614
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	265,845
25,000	5.00%, 06/15/25 (c)	29,274
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	327,109
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	11,816
210,000	5.00%, 04/01/26 (c)	255,203
170,000	5.00%, 04/01/26 (c)	206,270
320,000	5.00%, 10/01/26	386,682

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, Columbia University, Series A (RB)
$105,000	5.00%, 10/01/25	$124,072
115,000	5.00%, 10/01/28	144,339
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	30,817
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	220,458
130,000	5.00%, 07/01/26	157,803
230,000	5.00%, 07/01/26 (c)	278,433
110,000	New York State Dormitory Authority, Cornell University, Series D (RB) 5.00%, 07/01/33	148,187
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	849,784
770,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25 (c)	870,701
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A (RB) 5.00%, 05/01/25 (c)	117,625
315,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	341,384
170,000	New York State Dormitory Authority, New York NYU Hospitals Center, Series A (RB) 5.00%, 07/01/26	196,350
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	231,116
20,000	5.00%, 07/01/25 (c)	23,186
	New York State Dormitory Authority, New York University, Series A (RB)
880,000	2.80%, 07/01/25 (c)	939,884
30,000	5.00%, 07/01/25	35,676
20,000	5.00%, 07/01/25 (c)	23,467
15,000	5.00%, 07/01/25 (c)	17,756
160,000	5.00%, 07/01/25 (c)	187,821
260,000	5.00%, 07/01/26	316,293
260,000	5.00%, 07/01/26 (c)	308,175
200,000	5.00%, 07/01/27 (c)	240,590
250,000	5.00%, 07/01/27 (c)	302,588
250,000	5.00%, 07/01/27 (c)	308,193
385,000	5.00%, 07/01/28 (c)	476,145
100,000	5.00%, 07/01/29 (c)	128,310
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
200,000	5.00%, 10/01/26 (c)	233,962
1,325,000	5.00%, 10/01/26 (c)	1,568,283
370,000	5.00%, 10/01/26 (c)	442,616
Principal Amount		Value

New York: (continued)
$635,000	5.00%, 10/01/27 (c)	$794,976
100,000	5.00%, 10/01/27 (c)	123,623
55,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	65,053
	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM)
850,000	2.00%, 07/01/29 (c)	789,607
525,000	4.00%, 07/01/27 (c)	578,713
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	485,469
160,000	5.00%, 02/15/25 (c)	182,774
15,000	5.00%, 02/15/25 (c)	17,358
430,000	5.00%, 03/15/25 (c)	494,285
195,000	5.00%, 03/15/25 (c)	223,663
150,000	5.00%, 03/15/25 (c)	173,943
520,000	5.00%, 03/15/25 (c)	600,366
1,040,000	5.00%, 08/15/26 (c)	1,244,079
715,000	5.00%, 02/15/27 (c)	826,471
1,375,000	5.00%, 02/15/27 (c)	1,633,671
300,000	5.00%, 02/15/27 (c)	354,024
100,000	5.00%, 03/15/29	126,000
1,500,000	5.00%, 03/15/29 (c)	1,822,005
1,645,000	5.00%, 03/15/29 (c)	1,986,370
3,700,000	5.00%, 03/15/29 (c)	4,447,955
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
545,000	5.00%, 02/15/25 (c)	626,614
420,000	5.00%, 02/15/27	510,338
2,000,000	5.00%, 08/15/27 (c)	2,403,920
640,000	5.00%, 08/15/27 (c)	783,494
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	432,648
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,107,893
315,000	5.00%, 08/15/26 (c)	376,192
540,000	5.00%, 08/15/26 (c)	646,321
2,000,000	5.00%, 02/15/30 (c)	2,481,640
115,000	5.00%, 02/15/30 (c)	143,965
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	588,652
320,000	5.00%, 02/15/25 (c)	370,310
955,000	5.00%, 09/15/25 (c)	1,107,456
350,000	5.00%, 09/15/25 (c)	406,843
315,000	5.00%, 09/15/25 (c)	367,914
175,000	5.25%, 09/15/25 (c)	205,062

See Notes to Financial Statements

42

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
$115,000	5.00%, 03/15/24 (c)	$129,186
570,000	5.00%, 03/15/24 (c)	638,047
775,000	5.00%, 03/15/24 (c)	879,005
340,000	5.00%, 03/15/24 (c)	383,302
20,000	5.00%, 03/15/25 (c)	23,294
140,000	5.00%, 09/15/26 (c)	164,913
25,000	5.00%, 09/15/26 (c)	29,140
1,010,000	5.00%, 09/15/26 (c)	1,211,768
2,380,000	5.00%, 09/15/26 (c)	2,833,271
1,000,000	5.00%, 03/15/27 (c)	1,171,160
1,405,000	5.00%, 03/15/27 (c)	1,638,947
305,000	5.00%, 03/15/27 (c)	364,478
515,000	5.00%, 03/15/27 (c)	611,418
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	394,278
680,000	5.00%, 09/15/25 (c)	784,795
500,000	5.00%, 09/15/25 (c)	576,230
120,000	5.00%, 09/15/25 (c)	142,118
285,000	5.00%, 09/15/25 (c)	334,792
170,000	5.00%, 09/15/25 (c)	199,033
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	886,725
2,560,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	3,089,434
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,022,561
1,000,000	5.00%, 08/01/28 (c)	1,060,990
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,403
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	811,819
110,000	5.00%, 03/15/25 (c)	129,591
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
335,000	5.00%, 06/15/25 (c)	390,657
15,000	5.00%, 06/15/25 (c)	17,589
1,415,000	5.00%, 06/15/26 (c)	1,694,604
765,000	5.00%, 06/15/26 (c)	919,125
500,000	5.00%, 06/15/26 (c)	601,705
150,000	5.00%, 06/15/27 (c)	179,769
1,250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,553,675
Principal Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
$495,000	3.00%, 06/15/27 (c)	$517,107
500,000	5.00%, 06/15/27 (c)	602,270
1,000,000	5.00%, 06/15/27 (c)	1,208,560
500,000	5.00%, 06/15/27	622,450
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	676,224
650,000	5.00%, 01/01/26 (c)	742,059
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,778,265
1,300,000	5.00%, 01/01/28 (c)	1,529,918
	New York State Urban Development Corp., State Personal Income, Series A (RB)
780,000	5.00%, 03/15/24 (c)	873,733
125,000	5.00%, 03/15/24 (c)	139,575
115,000	5.00%, 03/15/24 (c)	128,272
140,000	5.00%, 09/15/25 (c)	162,893
170,000	5.00%, 09/15/25 (c)	196,481
890,000	5.00%, 09/15/25 (c)	1,026,179
1,110,000	5.00%, 03/15/26 (c)	1,321,744
670,000	5.00%, 03/15/26 (c)	791,223
750,000	5.00%, 03/15/27 (c)	898,387
645,000	5.00%, 03/15/27	785,158
	New York State Urban Development Corp., State Personal Income, Series B (RB)
740,000	5.00%, 03/15/24 (c)	831,286
380,000	5.00%, 09/15/25 (c)	446,177
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,043,250
2,000,000	5.00%, 09/15/27 (c)	2,386,060
350,000	5.00%, 09/15/27 (c)	421,277
	Port Authority of New York and New Jersey, Series 184 (RB)
205,000	5.00%, 09/01/24 (c)	227,607
230,000	5.00%, 09/01/24 (c)	255,666
190,000	5.00%, 09/01/24 (c)	212,032
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	23,058
	Port Authority of New York and New Jersey, Series 190 (RB)
300,000	5.00%, 06/01/20 (c)	300,912
100,000	5.00%, 06/01/20 (c)	100,309
	Port Authority of New York and New Jersey, Series 194 (RB)
130,000	5.00%, 10/15/25 (c)	147,274
100,000	5.00%, 10/15/25 (c)	113,452
300,000	Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	345,414

See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	Port Authority of New York and New Jersey, Series 205 (RB)
$2,500,000	5.00%, 11/15/27 (c)	$2,916,500
1,000,000	5.00%, 11/15/27 (c)	1,182,170
840,000	5.00%, 11/15/27 (c)	1,006,396
500,000	Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	583,000
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	589,125
500,000	Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	593,895
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	356,540
360,000	5.00%, 10/15/24 (c)	415,807
305,000	5.00%, 10/15/24 (c)	353,281
130,000	5.00%, 10/15/24 (c)	150,336
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	786,315
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	825,115
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	494,670
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	635,338
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	882,199
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,073
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	23,603
	Triborough Bridge and Tunnel Authority, Series B (RB)
115,000	5.00%, 11/15/25	137,232
1,070,000	5.00%, 05/15/27 (c)	1,262,514
1,255,000	5.00%, 05/15/27 (c)	1,473,445
1,550,000	5.00%, 05/15/27 (c)	1,842,733
1,000,000	5.00%, 05/15/27 (c)	1,227,670
1,035,000	5.00%, 05/15/27 (c)	1,246,130
1,350,000	5.00%, 05/15/27 (c)	1,615,882
1,000,000	5.00%, 11/15/31	1,297,190
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,565,000	5.00%, 11/15/27	1,947,689
500,000	5.00%, 11/15/28	633,350
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
500,000	5.00%, 06/01/27 (c)	548,185
845,000	5.00%, 06/01/27 (c)	918,363
1,140,000	5.00%, 06/01/27 (c)	1,258,184
130,000	5.00%, 06/01/27 (c)	148,249
285,000	5.00%, 06/01/27 (c)	322,537
Principal
Amount		Value

New York: (continued)
	Utility Debt Securitization Authority (RB)
$1,210,000	3.00%, 12/15/25 (c)	$1,272,702
200,000	5.00%, 12/15/25 (c)	238,326
1,685,000	5.00%, 12/15/25 (c)	1,983,009
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	156,656
465,000	5.00%, 06/15/24 (c)	534,238
360,000	5.00%, 06/15/25 (c)	424,854
310,000	5.00%, 12/15/25 (c)	369,405
425,000	5.00%, 06/15/26 (c)	510,625
610,000	5.00%, 06/15/26 (c)	725,449
500,000	5.00%, 06/15/26 (c)	591,125
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,357,085
		222,804,765
North Carolina: 1.7%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	511,551
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	109,488
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	626,409
	County of Guilford (GO)
135,000	4.00%, 03/01/26	156,466
1,000,000	5.00%, 03/01/27	1,247,580
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,043,631
1,000,000	4.00%, 04/01/27 (c)	1,167,880
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	242,580
500,000	5.00%, 12/01/25	603,895
1,300,000	County of New Hanover, New Hanover Regional Medical Center (RB) 5.00%, 10/01/27 (c)	1,520,909
1,000,000	County of Wake (RB) 5.00%, 09/01/29 (c)	1,280,950
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	156,498
500,000	5.00%, 12/01/26 (c)	606,660
130,000	North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	156,971
25,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	29,690
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,049

See Notes to Financial Statements

44

Principal
Amount		Value

North Carolina: (continued)
$365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	$442,741
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	150,655
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,220,060
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
500,000	5.00%, 01/01/27 (c)	535,415
945,000	5.00%, 01/01/27 (c)	1,100,755
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
800,000	4.00%, 01/01/28 (c)	900,064
360,000	4.00%, 01/01/28 (c)	406,541
890,000	4.00%, 01/01/28 (c)	1,010,212
625,000	State of North Carolina, Department of State Treasurer, Series B (GO) 2.13%, 06/01/29 (c)	580,694
	State of North Carolina, Grant Anticipation Revenue Vehicle (RB)
75,000	5.00%, 03/01/25 (c)	87,294
415,000	5.00%, 03/01/26	497,822
2,500,000	5.00%, 03/01/29 (c)	3,155,500
	State of North Carolina, Series A (GO)
380,000	3.00%, 06/01/28 (c)	398,970
1,000,000	3.00%, 06/01/28 (c)	1,062,570
500,000	5.00%, 06/01/26	611,890
1,140,000	5.00%, 06/01/28 (c)	1,446,421
	State of North Carolina, Series B (RB)
800,000	3.00%, 05/01/27 (c)	850,856
420,000	5.00%, 06/01/26 (c)	512,623
215,000	5.00%, 05/01/27	265,936
880,000	5.00%, 05/01/27 (c)	1,079,443
500,000	State of North Carolina, Series C (RB) 5.00%, 05/01/24 (c)	569,065
		26,357,734
North Dakota: 0.2%
410,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	422,665
400,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	423,636
450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	476,667
460,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	489,426
Principal
Amount		Value

North Dakota: (continued)
	North Dakota Public Finance Authority, Series A (RB)
$365,000	5.00%, 10/01/24 (c)	$421,652
300,000	5.00%, 10/01/24 (c)	347,679
		2,581,725
Ohio: 2.5%
1,500,000	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 5.00%, 06/01/30 (c)	1,764,540
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	613,980
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	294,035
200,000	4.00%, 10/01/27 (c)	231,822
250,000	5.00%, 10/01/27 (c)	313,962
750,000	5.00%, 10/01/27 (c)	937,072
25,000	City of Columbus, Sewerage Revenue (RB) 5.00%, 12/01/24 (c)	29,216
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	320,229
500,000	3.00%, 07/01/25 (c)	537,185
750,000	3.00%, 07/01/25 (c)	813,922
960,000	3.00%, 08/15/25 (c)	1,009,315
750,000	3.10%, 07/01/25 (c)	798,742
1,000,000	3.20%, 07/01/25 (c)	1,063,180
380,000	4.00%, 08/15/25 (c)	431,285
1,245,000	City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,579,295
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,035
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
1,030,000	5.00%, 02/01/28 (c)	1,209,230
115,000	5.00%, 02/01/28 (c)	136,692
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	413,976
1,805,000	5.00%, 11/15/27 (c)	2,015,571
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	106,845
250,000	5.00%, 02/15/27 (c)	270,548
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	364,773
	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
125,000	5.00%, 11/01/27 (c)	149,125
120,000	5.00%, 11/01/27 (c)	143,994
145,000	County of Franklin, Series A (RB) 5.00%, 11/01/27 (c)	171,934

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Ohio: (continued)
$340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	$410,992
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	115,274
375,000	5.00%, 12/01/24 (c)	432,457
10,000	5.00%, 12/01/24 (c)	11,571
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	167,178
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	554,055
350,000	4.00%, 06/01/26 (c)	389,830
	Dayton City School District (GO) (SD CRED PROG)
35,000	5.00%, 11/01/28	44,179
95,000	5.00%, 11/01/29	121,283
50,000	Franklin County Convention Facilities Authority, City of Columbus and County of Franklin Lessees (RB) 5.00%, 12/01/24 (c)	57,757
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,011
1,000,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,057,960
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	604,650
500,000	5.00%, 02/15/28 (c)	610,615
500,000	5.00%, 02/15/28 (c)	615,965
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,287,832
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	151,664
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	167,157
1,000,000	5.00%, 12/01/26 (c)	1,209,490
200,000	5.00%, 12/01/26 (c)	243,150
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	11,882
960,000	5.00%, 06/01/27 (c)	1,170,259
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	23,976
40,000	5.00%, 12/01/25 (c)	48,048
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	835,696
480,000	5.00%, 03/15/24 (c)	546,355
165,000	5.00%, 01/01/27	198,432
130,000	5.00%, 01/01/28 (c)	154,489
135,000	5.00%, 01/01/28 (c)	163,300
Principal
Amount		Value

Ohio: (continued)
$425,000	5.00%, 01/01/28 (c)	$518,895
140,000	5.00%, 01/01/28 (c)	168,421
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	816,592
615,000	5.00%, 04/01/28 (c)	755,189
805,000	5.00%, 04/01/28 (c)	972,698
640,000	5.00%, 04/01/28 (c)	777,920
	State of Ohio, Common Schools, Series A (GO)
660,000	5.00%, 03/15/23 (c)	732,092
500,000	5.00%, 03/15/24 (c)	572,375
25,000	5.00%, 03/15/24 (c)	28,436
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	29,853
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	494,410
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	170,346
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	658,218
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,201,240
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,268,470
	State of Ohio, Infrastructure Project, Series 1 (RB)
350,000	5.00%, 06/15/26 (c)	423,699
200,000	5.00%, 12/15/30	256,874
750,000	5.00%, 12/15/31	972,637
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	271,206
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	110,062
30,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	35,209
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	123,184
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	604,055
100,000	Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	106,341
		39,229,432

See Notes to Financial Statements

46

Principal
Amount		Value

Oklahoma: 0.3%
	Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
$330,000	3.00%, 09/01/26 (c)	$349,354
1,150,000	5.00%, 09/01/26 (c)	1,386,911
	Grand River Dam Authority, Series A (RB)
320,000	5.00%, 06/01/26	383,098
130,000	5.00%, 12/01/26 (c)	156,051
100,000	5.00%, 12/01/26 (c)	120,452
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	171,892
15,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/25 (c)	16,707
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	663,807
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	123,516
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	121,531
155,000	5.00%, 01/01/27 (c)	190,751
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	628,018
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	33,440
		4,345,528
Oregon: 0.9%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	457,207
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,576,322
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	711,434
1,000,000	5.00%, 06/15/27 (c)	1,229,750
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	441,742
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	622,840
1,215,000	0.00%, 06/15/27 (c) ^	854,303
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	562,680
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	89,853
350,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	418,456
Principal
Amount		Value

Oregon: (continued)
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
$195,000	5.00%, 10/01/26 (c)	$216,610
430,000	5.00%, 10/01/26 (c)	480,220
25,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	28,667
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	148,369
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	138,990
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	540,346
545,000	5.00%, 06/15/28 (c)	678,187
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	151,719
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	849,017
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	811,371
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	270,943
745,000	5.00%, 11/15/24 (c)	864,900
160,000	5.00%, 11/15/24 (c)	184,152
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	514,008
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	176,478
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,057
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
570,000	3.25%, 04/01/28 (c)	594,276
235,000	5.00%, 10/01/26	285,889
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	426,678
		14,337,464

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Pennsylvania: 4.6%
	Allegheny County Hospital Development Authority, Series A (RB)
$100,000	5.00%, 04/01/27	$116,296
120,000	5.00%, 04/01/28 (c)	137,016
2,070,000	5.00%, 07/15/29 (c)	2,404,119
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	110,602
290,000	5.00%, 12/01/25 (c)	335,640
10,000	5.00%, 12/01/25	12,054
250,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	265,480
	City of Philadelphia (GO) (AGM)
380,000	5.00%, 08/01/27 (c)	463,300
320,000	5.00%, 08/01/27	399,034
880,000	City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,048,001
	City of Philadelphia, Series A (GO)
745,000	5.00%, 08/01/25 (c)	872,231
505,000	5.00%, 08/01/25 (c)	595,420
100,000	5.00%, 08/01/27 (c)	120,158
750,000	5.00%, 08/01/27 (c)	911,557
750,000	5.00%, 08/01/27 (c)	916,830
	City of Philadelphia, Series B (GO)
415,000	5.00%, 02/01/28	511,608
2,000,000	5.00%, 08/01/29 (c)	2,443,240
100,000	5.00%, 08/01/29 (c)	123,744
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	129,043
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,636
	Commonwealth Financing Authority, Series A (RB)
200,000	5.00%, 06/01/25 (c)	228,296
500,000	5.00%, 06/01/25 (c)	572,035
800,000	5.00%, 06/01/28	999,120
880,000	5.00%, 06/01/29	1,117,037
250,000	5.00%, 06/01/30 (c)	320,780
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	471,419
265,000	5.00%, 06/01/28 (c)	305,439
775,000	5.00%, 06/01/28 (c)	899,318
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	544,450
600,000	4.00%, 01/01/27 (c)	674,040
200,000	5.00%, 03/15/25 (c)	234,586
230,000	5.00%, 03/15/25 (c)	263,808
650,000	5.00%, 03/15/25 (c)	754,084
500,000	5.00%, 02/01/26 (c)	590,100
1,245,000	5.00%, 09/15/26	1,489,555
1,200,000	5.00%, 07/15/28	1,509,132
Principal
Amount		Value

Pennsylvania: (continued)
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
$395,000	3.00%, 09/15/26 (c)	$416,140
920,000	3.00%, 09/15/26 (c)	960,204
350,000	4.00%, 08/15/25 (c)	379,393
170,000	4.00%, 09/15/26 (c)	186,944
610,000	4.00%, 09/15/26 (c)	694,204
345,000	5.00%, 08/15/25 (c)	399,924
1,225,000	5.00%, 09/15/26	1,482,054
430,000	5.00%, 01/15/27 (c)	518,958
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	842,389
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	863,647
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
450,000	4.00%, 06/01/26 (c)	476,055
20,000	4.00%, 06/01/26 (c)	21,333
475,000	5.00%, 06/01/26 (c)	524,861
350,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	412,286
525,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	587,244
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	103,760
215,000	4.00%, 09/15/26 (c)	224,851
385,000	5.00%, 09/15/26 (c)	440,067
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,025,510
205,000	4.00%, 11/15/27 (c)	218,054
700,000	5.00%, 08/01/24 (c)	773,591
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	137,169
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	830,017
785,000	5.00%, 06/15/26 (c)	895,442
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	156,510
725,000	4.00%, 08/15/26 (c)	821,940
1,000,000	5.00%, 08/15/27 (c)	1,198,050
270,000	5.00%, 08/15/27 (c)	314,793
275,000	5.00%, 08/15/27 (c)	325,817

See Notes to Financial Statements

48

Principal
Amount		Value

Pennsylvania: (continued)
$425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	$441,974
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	716,485
590,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	627,689
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,828,766
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	313,617
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	23,891
	Pennsylvania Turnpike Commission (RB)
720,000	3.00%, 06/01/26 (c)	733,270
210,000	5.00%, 12/01/25	250,753
430,000	5.00%, 12/01/25 (c)	490,604
550,000	5.00%, 12/01/25 (c)	625,977
110,000	5.00%, 12/01/26 (c)	133,121
250,000	5.00%, 12/01/27 (c)	294,665
880,000	5.00%, 12/01/27	1,038,963
300,000	5.00%, 12/01/27 (c)	344,427
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	534,087
	Pennsylvania Turnpike Commission, Second Series (RB)
965,000	3.00%, 06/01/26 (c)	977,236
690,000	4.00%, 06/01/26 (c)	733,774
	Pennsylvania Turnpike Commission, Series A (RB)
15,000	5.00%, 12/01/26 (c)	17,020
750,000	5.00%, 12/01/26 (c)	888,615
310,000	5.00%, 12/01/26 (c)	374,514
500,000	5.00%, 12/01/29 (c)	599,815
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	349,365
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	895,765
175,000	5.00%, 12/01/27 (c)	213,960
100,000	5.00%, 12/01/27 (c)	123,195
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	607,191
Principal
Amount		Value

Pennsylvania: (continued)
$760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	$877,747
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	235,617
1,110,000	5.00%, 06/01/27 (c)	1,296,003
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	492,806
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	120,780
330,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	372,600
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,361
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/25	778,756
680,000	5.00%, 10/01/26 (c)	802,604
970,000	5.00%, 10/01/26 (c)	1,146,812
735,000	5.00%, 10/01/26 (c)	872,871
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	1,909,622
2,000,000	5.00%, 09/01/32	2,638,780
2,000,000	5.00%, 09/01/33	2,664,080
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	197,943
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	490,840
450,000	5.00%, 09/01/28 (c)	547,074
250,000	5.00%, 09/01/28 (c)	305,775
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	571,189
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	267,012
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,041,961
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	304,905
880,000	5.00%, 12/01/26 (c)	1,054,038
765,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	900,283
		73,211,613

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
$380,000	5.00%, 06/15/26 (c)	$448,533
230,000	5.00%, 06/15/26 (c)	274,119
125,000	5.00%, 06/15/26	149,619
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
880,000	4.00%, 05/15/26 (c)	999,548
110,000	5.00%, 05/15/26 (c)	131,553
385,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	447,066
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	357,951
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	302,828
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	206,748
250,000	5.00%, 08/01/24 (c)	287,483
		3,605,448
South Carolina: 0.7%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	608,274
1,000,000	4.00%, 04/01/29 (c)	1,142,210
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	170,627
25,000	5.00%, 12/01/24 (c)	28,903
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	212,289
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	101,625
135,000	3.13%, 06/01/26 (c)	137,426
175,000	3.25%, 06/01/26 (c)	178,434
250,000	5.00%, 06/01/26 (c)	287,188
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	508,603
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	342,771
1,000,000	4.00%, 03/01/27 (c)	1,167,000
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	116,139
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	256,783
100,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 3.50%, 06/01/25 (c)	105,760
Principal
Amount		Value

South Carolina: (continued)
	South Carolina Public Service Authority, Series A (RB)
$140,000	3.13%, 06/01/26 (c)	$132,705
235,000	5.00%, 06/01/25 (c)	257,464
200,000	5.00%, 06/01/26 (c)	221,698
185,000	5.00%, 06/01/26 (c)	203,163
205,000	5.00%, 06/01/26 (c)	226,148
1,025,000	5.00%, 06/01/26 (c)	1,120,130
	South Carolina Public Service Authority, Series C (RB)
110,000	5.00%, 12/01/24 (c)	119,186
390,000	5.00%, 12/01/24 (c)	424,807
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,156,900
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	618,733
100,000	5.00%, 10/01/28 (c)	117,355
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	518,575
325,000	3.00%, 03/01/27 (c)	339,979
		10,820,875
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,075,000	4.00%, 09/01/27 (c)	1,151,626
255,000	5.00%, 09/01/27 (c)	298,564
100,000	5.00%, 09/01/27 (c)	116,091
		1,566,281
Tennessee: 1.1%
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
810,000	5.00%, 07/01/23 (c)	858,730
915,000	5.00%, 07/01/23 (c)	972,306
550,000	5.00%, 07/01/23 (c)	586,179
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	789,831
490,000	5.00%, 04/01/27 (c)	558,776
150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	180,287
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	947,418
580,000	4.00%, 07/01/26 (c)	651,908
545,000	4.00%, 07/01/26 (c)	615,795
335,000	4.00%, 07/01/27	393,210
590,000	4.00%, 07/01/27 (c)	687,733
275,000	4.00%, 07/01/27 (c)	308,809
915,000	4.75%, 07/01/26	1,099,016
290,000	5.00%, 01/01/26	348,217
25,000	5.00%, 07/01/26 (c)	29,468
235,000	5.00%, 07/01/26 (c)	279,182

See Notes to Financial Statements

50

Principal
Amount		Value

Tennessee: (continued)
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
$130,000	5.00%, 07/01/26 (c)	$143,393
600,000	5.00%, 07/01/26 (c)	678,678
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	471,704
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	116,072
200,000	5.00%, 05/01/27 (c)	231,958
	State of Tennessee, Series A (GO)
435,000	5.00%, 08/01/25 (c)	513,609
500,000	5.00%, 08/01/26 (c)	595,940
800,000	5.00%, 08/01/26 (c)	976,720
780,000	5.00%, 08/01/26	958,199
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,481
495,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	532,689
200,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	212,392
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
285,000	5.00%, 11/01/27 (c)	346,691
395,000	5.00%, 11/01/27 (c)	476,927
365,000	5.00%, 11/01/27	456,524
750,000	5.00%, 11/01/27 (c)	928,522
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	23,949
40,000	5.00%, 11/01/25	47,827
		17,036,140
Texas: 9.4%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	305,223
	Aldine Independent School District, Series A (GO)
910,000	4.00%, 02/15/27 (c)	1,030,793
675,000	4.00%, 02/15/27 (c)	762,271
140,000	5.00%, 02/15/25 (c)	164,480
700,000	5.00%, 02/15/27 (c)	857,976
880,000	5.00%, 02/15/27 (c)	1,083,518
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	204,826
135,000	5.00%, 02/15/26	162,180
400,000	5.00%, 02/15/26 (c)	470,308
Principal
Amount		Value

Texas: (continued)
$500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	$592,500
1,000,000	Arlington Independent School District (GO) 4.00%, 02/15/29 (c)	1,170,440
	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
145,000	5.00%, 01/01/27 (c)	138,027
375,000	5.00%, 01/01/27 (c)	367,871
	Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
500,000	5.00%, 01/01/27 (c)	452,530
500,000	5.00%, 01/01/27 (c)	462,820
	Austin Independent School District (GO)
500,000	4.00%, 08/01/26 (c)	560,550
100,000	4.00%, 08/01/26 (c)	112,297
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	604,520
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	119,718
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	337,223
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	404,096
115,000	4.00%, 02/15/26 (c)	128,656
350,000	5.00%, 02/15/26	420,896
1,105,000	5.00%, 02/15/26 (c)	1,317,978
305,000	5.00%, 02/15/28	384,358
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	291,185
545,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	661,096
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	308,905
575,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	665,994
	Board of Regents of the University of Texas System, Series B (RB)
55,000	5.00%, 07/01/25	65,255
125,000	5.00%, 07/01/26 (c)	150,423
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	238,280
	Board of Regents of the University of Texas System, Series E (RB)
270,000	5.00%, 08/15/26	330,005
520,000	5.00%, 08/15/27	651,035
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	256,151
25,000	5.00%, 08/15/26 (c)	30,287

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$745,000	Board of Regents, Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	$876,530
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	353,638
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	270,423
625,000	5.00%, 01/01/26 (c)	677,856
60,000	5.00%, 01/01/26 (c)	65,726
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	107,210
400,000	5.00%, 07/01/25 (c)	431,776
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	31,717
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	174,183
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	112,737
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	41,849
15,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	17,935
	City of Austin, Water and Wastewater System (RB)
995,000	5.00%, 11/15/26 (c)	1,185,264
360,000	5.00%, 11/15/26 (c)	430,549
235,000	5.00%, 11/15/27 (c)	293,602
	City of Dallas (GO)
405,000	5.00%, 02/15/24 (c)	456,848
420,000	5.00%, 02/15/25 (c)	479,371
420,000	5.00%, 02/15/25 (c)	483,311
500,000	5.00%, 02/15/27 (c)	600,940
600,000	City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	610,026
	City of Dallas, Series B (GO)
415,000	3.00%, 02/15/29 (c)	421,935
500,000	4.00%, 02/15/29 (c)	553,665
	City of Dallas, Waterworks and Sewer System, Series A (RB)
540,000	5.00%, 10/01/25 (c)	631,179
600,000	5.00%, 10/01/26 (c)	711,570
565,000	5.00%, 10/01/26 (c)	672,638
900,000	5.00%, 10/01/26 (c)	1,074,411
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,163,153
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	122,489
100,000	4.00%, 08/15/26 (c)	111,854
125,000	City of El Paso (GO) 5.00%, 08/15/25 (c)	149,208
455,000	City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	519,892
Principal
Amount		Value

Texas: (continued)
$130,000	City of Fort Worth (GO) 5.00%, 03/01/26	$156,670
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	635,808
135,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	159,922
125,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/28 (c)	147,346
	City of Houston, Combined Utility System, First Lien, Series B (RB)
105,000	5.00%, 11/15/26 (c)	126,366
180,000	5.00%, 11/15/26 (c)	213,325
555,000	5.00%, 11/15/26	680,630
220,000	5.00%, 11/15/26 (c)	266,130
285,000	5.00%, 11/15/27	357,222
	City of Houston, Combined Utility System, First Lien, Series D (RB)
45,000	5.00%, 11/15/24 (c)	52,566
750,000	5.00%, 11/15/28 (c)	916,522
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	738,777
800,000	5.00%, 03/01/24 (c)	909,264
535,000	5.00%, 03/01/26 (c)	619,097
180,000	5.00%, 03/01/26 (c)	209,900
515,000	5.00%, 03/01/26 (c)	601,808
520,000	5.00%, 03/01/27 (c)	617,334
500,000	5.00%, 03/01/27 (c)	596,385
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	122,828
205,000	City of San Antonio (GO) 5.00%, 08/01/28 (c)	255,278
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	547,290
1,000,000	4.00%, 02/01/30	1,204,840
100,000	5.00%, 02/01/26 (c)	117,927
30,000	5.00%, 02/01/26	36,153
110,000	5.00%, 08/01/26 (c)	132,051
125,000	5.00%, 08/01/26 (c)	151,599
935,000	5.00%, 08/01/26 (c)	1,138,895
1,000,000	5.00%, 08/01/27 (c)	1,210,310
100,000	5.00%, 08/01/27 (c)	120,633
125,000	City of San Antonio, Electric and Gas Systems, Series A (RB) 5.00%, 02/01/26	150,639
350,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/24 (c)	396,172
535,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	632,734
125,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	148,264
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	537,800
925,000	4.00%, 08/15/27 (c)	1,068,680
1,085,000	5.00%, 08/15/27 (c)	1,347,103

See Notes to Financial Statements

52

Principal
Amount		Value

Texas: (continued)
$190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	$238,655
	Conroe Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	40,766
665,000	5.00%, 02/15/27 (c)	816,307
100,000	5.00%, 02/15/28 (c)	122,778
320,000	Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	371,533
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	169,872
520,000	4.00%, 06/15/25 (c)	589,716
880,000	5.00%, 06/15/26 (c)	1,055,586
260,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	318,133
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	688,382
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	877,987
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	566,535
20,000	5.00%, 03/01/26 (c)	23,991
	County of Harris, Toll Road, Senior Lien, Series A (RB)
670,000	5.00%, 08/15/26 (c)	798,399
160,000	5.00%, 08/15/26 (c)	191,502
120,000	5.00%, 08/15/26 (c)	141,200
675,000	5.00%, 08/15/26 (c)	801,704
195,000	5.00%, 08/15/26 (c)	236,110
115,000	5.00%, 08/15/26	139,707
695,000	5.00%, 08/15/26 (c)	835,974
190,000	5.00%, 08/15/26 (c)	228,540
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	186,261
335,000	5.00%, 08/15/25 (c)	389,066
190,000	5.00%, 08/15/25 (c)	224,341
600,000	5.00%, 08/15/25 (c)	706,770
	County of Harris, Unlimited Tax Road, Series A (GO)
395,000	5.00%, 10/01/25 (c)	471,737
645,000	5.00%, 10/01/25 (c)	769,930
25,000	5.00%, 10/01/25	29,886
365,000	5.00%, 10/01/25 (c)	436,963
250,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	299,893
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	383,760
590,000	5.00%, 02/15/25 (c)	685,716
125,000	5.00%, 02/15/26 (c)	149,016
710,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	807,632
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,031,334
Principal
Amount		Value

Texas: (continued)
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
$185,000	5.00%, 12/01/24 (c)	$215,930
165,000	5.00%, 12/01/25 (c)	195,269
560,000	5.00%, 12/01/25 (c)	644,627
545,000	5.00%, 12/01/25 (c)	651,411
130,000	5.00%, 12/01/25 (c)	154,920
320,000	Dallas County Hospital District (GO) 5.00%, 08/15/28	401,053
	Dallas County Utility and Reclamation District (GO)
650,000	5.00%, 02/15/26	778,466
540,000	5.00%, 02/15/28	675,097
520,000	Dallas Independent School District (GO) 4.00%, 02/15/25 (c)	575,370
	Dallas Independent School District, Series A (GO)
100,000	4.00%, 02/15/25 (c)	110,939
10,000	5.00%, 08/15/24 (c)	11,552
100,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	115,272
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	384,691
10,000	5.00%, 02/15/26 (c)	12,063
250,000	El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	255,543
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	133,320
265,000	El Paso Independent School District, Series A (GO) 3.00%, 08/15/25 (c)	280,463
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	371,583
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	729,418
100,000	5.00%, 08/15/27 (c)	124,782
255,000	5.00%, 08/15/27 (c)	316,264
110,000	Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	131,673
	Fort Worth Independent School District (GO)
45,000	5.00%, 02/15/25 (c)	52,550
290,000	5.00%, 02/15/25 (c)	339,973
500,000	5.00%, 02/15/26 (c)	598,515
750,000	5.00%, 02/15/26	903,315
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	568,555
880,000	4.00%, 02/15/27 (c)	1,006,025
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	181,929
120,000	5.00%, 02/15/25 (c)	139,106

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$300,000	Garland Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	$350,481
200,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	247,890
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	294,073
480,000	Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	564,456
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	364,467
570,000	3.13%, 02/15/26 (c)	565,845
100,000	4.00%, 02/15/26 (c)	104,918
100,000	4.00%, 02/15/26 (c)	104,601
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	387,822
730,000	3.00%, 05/15/26 (c)	730,737
210,000	4.00%, 05/15/26 (c)	230,276
330,000	5.00%, 05/15/26 (c)	382,823
245,000	5.00%, 11/15/27	292,229
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	180,568
	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B-3 (RB)
10,000	5.00%, 12/01/24 (c)	11,809
640,000	5.00%, 09/01/26 (c) (p)	771,258
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
950,000	4.00%, 11/15/27 (c)	1,047,840
300,000	5.00%, 11/15/27 (c)	367,845
350,000	5.00%, 11/15/27 (c)	426,485
300,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	350,115
330,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	415,939
	Harris County, Flood Control District, Series A (GO)
275,000	5.00%, 10/01/25 (c)	324,167
630,000	5.00%, 10/01/25 (c)	744,074
210,000	5.00%, 10/01/27 (c)	253,678
250,000	5.00%, 10/01/27 (c)	310,225
400,000	Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	471,516
Principal
Amount		Value

Texas: (continued)
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
$100,000	5.00%, 11/15/24 (c)	$100,019
445,000	5.00%, 11/15/24 (c)	448,088
440,000	5.00%, 11/15/24 (c)	462,576
260,000	Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	314,821
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	905,600
500,000	4.00%, 02/15/27 (c)	567,735
	Houston Independent School District, Limited Tax School House (GO)
525,000	5.00%, 02/15/26	630,698
540,000	5.00%, 02/15/27 (c)	648,124
750,000	5.00%, 02/15/27 (c)	917,392
900,000	5.00%, 02/15/27	1,107,720
	Houston Independent School District, Limited Tax School House, Series A (GO)
215,000	4.00%, 02/15/26 (c)	239,656
350,000	4.00%, 02/15/26 (c)	391,972
270,000	5.00%, 02/15/26 (c)	323,363
400,000	5.00%, 02/15/26 (c)	477,340
135,000	5.00%, 02/15/26 (c)	160,608
605,000	Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	749,196
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	111,869
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	232,264
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	351,612
280,000	5.00%, 02/15/25 (c)	327,541
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	148,073
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	117,588
310,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	170,869
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/25 (c)	113,661
400,000	4.00%, 08/15/25 (c)	453,332
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	651,255
145,000	5.00%, 08/15/25 (c)	172,263
195,000	5.00%, 08/15/25	231,009

See Notes to Financial Statements

54

Principal
Amount		Value

Texas: (continued)
$400,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	$473,204
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	374,070
275,000	5.00%, 05/15/26 (c)	329,233
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	428,874
380,000	5.00%, 05/15/25 (c)	444,060
105,000	5.00%, 05/15/25 (c)	123,146
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	583,885
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	179,001
90,000	5.00%, 11/01/26 (c)	111,405
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	557,625
100,000	5.00%, 02/15/25 (c)	116,777
470,000	5.00%, 02/15/25 (c)	547,902
980,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	810,921
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	274,928
250,000	5.00%, 08/15/27 (c)	298,980
	North Harris County Regional Water Authority (RB)
45,000	5.00%, 12/15/25	53,704
250,000	5.00%, 12/15/26 (c)	302,805
205,000	5.00%, 12/15/26 (c)	249,448
245,000	5.00%, 12/15/26 (c)	298,638
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	159,503
820,000	5.00%, 09/01/25 (c)	962,385
530,000	5.00%, 09/01/25 (c)	624,404
50,000	5.00%, 09/01/25 (c)	58,878
500,000	5.00%, 09/01/26 (c)	599,040
715,000	5.00%, 09/01/26 (c)	850,485
400,000	5.00%, 09/01/26 (c)	482,428
45,000	5.00%, 09/01/26 (c)	54,093
	North Texas Tollway Authority, First Tier, Series A (RB)
2,200,000	4.00%, 01/01/29 (c)	2,397,032
410,000	5.00%, 01/01/24 (c)	454,772
295,000	5.00%, 01/01/26 (c)	338,920
425,000	5.00%, 01/01/26 (c)	485,295
575,000	5.00%, 01/01/26 (c)	653,499
500,000	5.00%, 01/01/26 (c)	563,240
460,000	5.00%, 01/01/26 (c)	528,485
635,000	5.00%, 01/01/26 (c)	725,087
640,000	5.00%, 01/01/26 (c)	739,469
Principal
Amount		Value

Texas: (continued)
$100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	$106,260
	North Texas Tollway Authority, Second Tier, Series A (RB)
655,000	5.00%, 01/01/25 (c)	730,377
560,000	5.00%, 01/01/25 (c)	635,818
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	483,574
185,000	5.00%, 01/01/26 (c)	214,641
875,000	5.00%, 01/01/26 (c)	1,005,270
880,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,083,500
	Northwest Independent School District (GO)
25,000	5.00%, 02/15/25 (c)	29,156
315,000	5.00%, 02/15/25 (c)	368,005
105,000	5.00%, 02/15/25 (c)	123,094
	Northwest Independent School District, Series A (GO)
545,000	4.00%, 08/15/28 (c)	627,344
520,000	5.00%, 02/15/25 (c)	609,606
270,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	322,361
775,000	Pharr-San Juan-Alamo Independent School District (GO) 4.00%, 02/01/25 (c)	851,399
	Plano Independent School District, Series A (GO)
600,000	5.00%, 02/15/26 (c)	721,536
100,000	5.00%, 02/15/26 (c)	120,689
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	576,305
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	477,108
650,000	5.00%, 05/15/26 (c)	778,602
500,000	5.00%, 05/15/28 (c)	615,645
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	230,156
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	256,104
780,000	5.00%, 08/15/27 (c)	963,760
800,000	5.00%, 08/15/27 (c)	982,808
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	53,008
400,000	5.00%, 08/15/25 (c)	473,640
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,403
	State of Texas, Finance Authority, Series A (GO)
170,000	5.00%, 10/01/26	208,565
130,000	5.00%, 10/01/27 (c)	161,530

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
	State of Texas, Transportation Commission, Highway Improvement (GO)
$20,000	5.00%, 04/01/24 (c)	$22,827
125,000	5.00%, 04/01/26 (c)	148,841
70,000	5.00%, 04/01/26 (c)	83,004
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
400,000	5.00%, 04/01/26 (c)	476,292
500,000	5.00%, 04/01/26 (c)	597,855
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	207,270
150,000	5.00%, 10/01/25 (c)	178,881
915,000	5.00%, 10/01/25 (c)	1,089,060
150,000	5.00%, 10/01/27 (c)	183,164
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	293,062
465,000	5.00%, 10/01/27 (c)	570,634
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO)
	5.00%, 08/01/21 (c)	110,290
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	93,234
855,000	5.00%, 05/15/26 (c)	1,001,231
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	168,241
315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	371,697
	Tarrant Regional Water Control and Improvement District (RB)
260,000	5.00%, 03/01/25 (c)	303,982
70,000	5.00%, 03/01/25 (c)	81,877
440,000	5.00%, 03/01/25 (c)	515,104
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,374
110,000	4.00%, 05/15/26 (c)	125,863
295,000	5.00%, 05/15/26	359,437
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	29,668
100,000	5.00%, 05/15/27 (c)	123,879
545,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	667,505
	Texas State University System, Board of Regents, Series A (RB)
160,000	5.00%, 03/15/25 (c)	188,496
10,000	5.00%, 03/15/26	12,038
100,000	5.00%, 03/15/27 (c)	122,346
Principal
Amount		Value

Texas: (continued)
$125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	$133,195
995,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,221,402
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	152,058
600,000	5.00%, 10/15/26 (c)	735,576
370,000	5.00%, 10/15/26 (c)	455,918
1,000,000	5.00%, 08/01/27 (c)	1,237,600
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	50,229
400,000	4.00%, 10/15/27 (c)	455,084
180,000	4.00%, 04/15/28 (c)	203,314
600,000	4.00%, 04/15/28 (c)	685,374
125,000	5.00%, 10/15/25 (c)	148,204
1,040,000	5.00%, 10/15/25 (c)	1,245,109
165,000	5.00%, 10/15/25 (c)	197,253
250,000	5.00%, 10/15/27 (c)	311,462
200,000	5.00%, 10/15/27 (c)	247,118
	Texas Water Development Board, Series B (RB)
120,000	4.00%, 10/15/28 (c)	135,899
1,000,000	4.00%, 10/15/28 (c)	1,142,050
1,000,000	5.00%, 10/15/28 (c)	1,256,480
	Trinity River Authority, Regional Wastewater System (RB)
180,000	5.00%, 08/01/26	218,106
285,000	5.00%, 08/01/27 (c)	344,893
670,000	5.00%, 08/01/27 (c)	824,033
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	168,524
75,000	5.00%, 04/15/27 (c)	91,914
165,000	5.00%, 04/15/27 (c)	203,206
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	189,447
135,000	University of Texas, Series D (RB) 5.00%, 08/15/26	165,002
200,000	University of Texas, Series J (RB) 5.00%, 08/15/26	244,448
	Via Metropolitan Transit Authority, Sales Tax (RB)
275,000	5.00%, 01/15/27 (c)	333,462
135,000	5.00%, 01/15/27 (c)	164,519
		148,292,077
Utah: 0.4%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	444,813
	State of Utah (GO)
1,140,000	5.00%, 01/01/27 (c)	1,413,372
250,000	5.00%, 01/01/29 (c)	314,135
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	442,128

See Notes to Financial Statements

56

Principal
Amount		Value

Utah: (continued)
$1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	$1,208,380
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	89,898
735,000	3.00%, 06/15/26 (c)	782,150
850,000	4.00%, 06/15/26 (c)	940,856
255,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	306,995
		5,942,727
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,224,872
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	794,898
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,821,370
20,000	5.00%, 01/15/26	24,026
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	593,540
520,000	5.00%, 06/01/25 (c)	615,872
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,315,823
1,130,000	5.00%, 08/15/27 (c)	1,417,269
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,524
800,000	5.00%, 10/01/25	961,440
260,000	5.00%, 10/01/26	320,780
750,000	5.00%, 04/01/28 (c)	938,475
1,755,000	5.00%, 04/01/29 (c)	2,231,746
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	17,946
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	29,743
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	180,662
165,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 5.00%, 05/15/26	195,764
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	649,885
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	323,843
200,000	Upper Occoquan Sewage Authority (RB) 5.00%, 07/01/25 (c)	236,522
Principal
Amount		Value

Virginia: (continued)
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
$110,000	5.00%, 02/01/26 (c)	$132,833
130,000	5.00%, 02/01/26	156,026
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	114,653
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	174,029
125,000	5.00%, 02/01/27	153,713
450,000	5.00%, 02/01/28 (c)	554,679
880,000	5.00%, 02/01/28 (c)	1,090,637
120,000	5.00%, 02/01/28 (c)	149,648
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	815,424
1,040,000	5.00%, 09/01/26 (c)	1,268,322
1,000,000	5.00%, 09/01/26 (c)	1,217,500
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 05/15/24 (c)	17,237
100,000	5.00%, 05/15/26 (c)	121,390
1,000,000	5.00%, 05/15/26	1,202,960
20,000	5.00%, 09/15/26 (c)	24,346
510,000	5.00%, 09/15/26 (c)	624,995
400,000	5.00%, 05/15/27 (c)	491,408
	Virginia Commonwealth Transportation Board, Series A (RB)
180,000	4.00%, 11/15/27 (c)	203,362
120,000	5.00%, 11/15/27 (c)	146,791
800,000	5.00%, 11/15/27 (c)	972,128
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	132,838
695,000	3.00%, 08/01/26 (c)	736,999
400,000	3.00%, 08/01/28 (c)	428,932
1,050,000	3.13%, 08/01/28 (c)	1,131,963
250,000	4.00%, 08/01/27 (c)	285,968
325,000	5.00%, 08/01/26	397,933
485,000	5.00%, 08/01/26	593,839
700,000	5.00%, 08/01/28 (c)	880,215
1,000,000	5.00%, 08/01/30 (c)	1,279,630
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	29,825
15,000	5.00%, 08/01/26	18,326
400,000	Virginia Public Building Authority, Series C (RB) 4.00%, 08/01/24 (c)	445,636

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Virginia: (continued)
	Virginia Public School Authority (RB) (SAW)
$750,000	5.00%, 08/01/26 (c)	$915,787
30,000	5.00%, 08/01/26 (c)	36,611
30,000	5.00%, 08/01/26	36,491
575,000	5.00%, 08/01/26 (c)	703,650
	Virginia Public School Authority, Series A (RB) (SAW)
775,000	5.00%, 08/01/25 (c)	913,330
365,000	5.00%, 08/01/25 (c)	430,758
560,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	621,936
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	866,737
		34,206,613
Washington: 3.8%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	659,814
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
590,000	5.00%, 11/01/25 (c)	693,132
815,000	5.00%, 11/01/25 (c)	953,265
830,000	5.00%, 11/01/25 (c)	952,989
110,000	5.00%, 11/01/25 (c)	129,798
15,000	5.00%, 11/01/25	18,023
110,000	5.00%, 11/01/26 (c)	134,850
	City of Seattle, Drainage and Wastewater System (RB)
640,000	4.00%, 04/01/26 (c)	708,570
500,000	4.00%, 07/01/27 (c)	568,750
915,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	1,029,448
135,000	City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 04/01/26 (c)	162,182
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	131,649
400,000	5.00%, 05/01/25 (c)	469,300
20,000	5.00%, 08/01/26	24,475
500,000	5.00%, 02/01/27 (c)	608,860
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,530
750,000	County of King (GO) 5.00%, 01/01/29 (c)	926,280
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	196,193
235,000	5.00%, 07/01/25 (c)	276,501
185,000	5.00%, 07/01/26 (c)	223,593
400,000	5.00%, 07/01/27 (c)	480,000
125,000	5.00%, 07/01/28 (c)	154,060
1,000,000	5.00%, 07/01/29 (c)	1,235,370
Principal
Amount		Value

Washington: (continued)
$715,000	Energy Northwest, Colombia Generating Station Electric, Series C (RB) 5.00%, 07/01/25 (c)	$834,291
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	465,935
340,000	5.00%, 07/01/25 (c)	401,900
655,000	5.00%, 07/01/27 (c)	810,222
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	124,174
130,000	5.00%, 07/01/25 (c)	153,668
370,000	5.00%, 07/01/26	447,430
130,000	5.00%, 07/01/26 (c)	157,461
270,000	Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	342,392
760,000	FYI Properties (RB) 5.00%, 06/01/27	941,815
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	136,825
520,000	4.00%, 06/01/26 (c)	576,976
880,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,002,751
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	724,755
700,000	5.00%, 12/01/26 (c)	853,965
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	628,274
360,000	5.00%, 12/01/26	444,258
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	713,061
835,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,016,638
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	974,249
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	663,189
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	504,588
500,000	5.00%, 12/01/25 (c)	599,410
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	513,668
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	276,420
15,000	4.00%, 06/01/26 (c)	17,103

See Notes to Financial Statements

58

Principal
Amount		Value

Washington: (continued)
$345,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	$398,127
845,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,045,240
	Pierce County School District No. 10 (GO) (SBG)
560,000	5.00%, 12/01/25 (c)	659,456
25,000	5.00%, 12/01/25 (c)	29,557
	Pierce County School District No. 403 (GO) (SBG)
200,000	5.00%, 06/01/29 (c)	247,256
500,000	5.00%, 06/01/29 (c)	631,245
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	195,234
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	34,206
130,000	5.00%, 02/01/26 (c)	150,115
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	444,979
	Port of Tacoma, Series A (GO)
110,000	5.00%, 12/01/26 (c)	133,733
500,000	5.00%, 12/01/26 (c)	611,025
	Puyallup School District No. 3 (GO) (SBG)
565,000	5.00%, 06/01/27 (c)	680,198
100,000	5.00%, 06/01/27 (c)	122,597
735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	878,509
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	147,180
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	989,290
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	162,684
835,000	5.00%, 08/01/26 (c)	1,011,218
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	844,783
520,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	603,996
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,729
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	633,034
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	136,326
755,000	5.00%, 08/01/26 (c)	897,461
Principal
Amount		Value

Washington: (continued)
$150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	$178,220
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	205,648
720,000	5.00%, 02/01/25 (c)	827,071
500,000	5.00%, 02/01/26 (c)	599,185
1,545,000	5.00%, 08/01/27	1,932,610
880,000	5.00%, 08/01/27 (c)	1,071,294
170,000	5.00%, 02/01/28 (c)	212,089
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	120,019
110,000	5.00%, 02/01/27	135,984
880,000	5.00%, 08/01/27 (c)	1,077,974
	State of Washington, Various Purpose, Series A (GO)
580,000	5.00%, 08/01/26 (c)	702,403
245,000	5.00%, 08/01/26 (c)	295,242
495,000	5.00%, 08/01/26 (c)	593,574
200,000	5.00%, 08/01/26 (c)	241,014
500,000	5.00%, 08/01/27 (c)	608,690
500,000	5.00%, 08/01/27 (c)	604,060
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	854,268
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,041
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	29,717
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	23,549
370,000	5.00%, 01/01/26 (c)	437,625
105,000	5.00%, 01/01/26 (c)	125,762
145,000	5.00%, 08/01/26 (c)	176,374
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	420,988
645,000	5.00%, 01/01/25 (c)	755,863
880,000	5.00%, 08/01/27 (c)	1,063,146
420,000	5.00%, 08/01/27 (c)	514,487
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	729,603
250,000	5.00%, 01/01/25 (c)	287,700
720,000	5.00%, 01/01/25 (c)	844,474
550,000	5.00%, 01/01/25 (c)	641,003
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	261,263
1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,114,020
600,000	Washington Health Care Facilities Authority, Multicare Health System, Series B, (RB) 5.00%, 08/15/25 (c)	694,884

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Washington: (continued)
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
$195,000	5.00%, 10/01/25	$227,659
225,000	5.00%, 10/01/28 (c)	268,378
250,000	5.00%, 10/01/28 (c)	304,643
130,000	5.00%, 10/01/28	160,417
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	798,068
	Washington State Convention Center Public Facilities District (RB)
790,000	5.00%, 07/01/28 (c)	823,054
520,000	5.00%, 07/01/28 (c)	543,400
	Washington State University (RB)
325,000	5.00%, 04/01/25 (c)	365,917
405,000	5.00%, 04/01/25 (c)	459,825
430,000	5.00%, 04/01/25 (c)	495,270
		59,629,703
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	330,539
500,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	621,560
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	247,870
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,051,044
240,000	4.00%, 06/01/26 (c)	251,316
240,000	5.00%, 06/01/26 (c)	273,770
1,045,000	5.00%, 06/01/26	1,205,209
		3,981,308
Wisconsin: 1.5%
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	177,204
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	240,270
100,000	5.00%, 04/01/27	123,008
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	366,229
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	189,372
180,000	5.00%, 03/01/26 (c)	207,446
390,000	5.00%, 03/01/26 (c)	451,663
	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
375,000	3.00%, 06/01/26 (c)	365,617
560,000	5.00%, 06/01/25 (c)	617,921
Principal
Amount		Value

Wisconsin: (continued)
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
$185,000	5.00%, 06/01/25 (c)	$216,524
100,000	5.00%, 06/01/25 (c)	116,827
220,000	5.00%, 06/01/25 (c)	259,138
185,000	5.00%, 06/01/25 (c)	218,709
150,000	5.00%, 06/01/25 (c)	177,089
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	11,905
20,000	5.00%, 05/01/26 (c)	23,897
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	17,822
460,000	5.00%, 05/01/27 (c)	563,325
250,000	5.00%, 05/01/27 (c)	309,483
405,000	5.00%, 05/01/27 (c)	506,222
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	623,414
150,000	5.00%, 05/01/26 (c)	182,388
635,000	5.00%, 11/01/26	782,891
315,000	5.00%, 11/01/26	388,363
500,000	5.00%, 05/01/27 (c)	624,965
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	160,489
385,000	5.00%, 11/01/22 (c)	425,306
500,000	5.00%, 05/01/27 (c)	608,780
450,000	5.00%, 05/01/27 (c)	551,079
295,000	5.00%, 05/01/27 (c)	367,189
40,000	State of Wisconsin, Series 4 (GO) 5.00%, 11/01/24 (c)	46,694
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	111,821
930,000	5.00%, 05/01/25 (c)	1,078,456
250,000	5.00%, 05/01/25 (c)	292,918
890,000	5.00%, 05/01/25 (c)	1,029,303
160,000	5.00%, 05/01/26	193,211
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	246,051
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	548,355
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	553,870
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	643,546
15,000	5.00%, 07/01/25 (c)	17,772
500,000	5.00%, 07/01/26	610,240
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	586,728
115,000	5.00%, 07/01/27 (c)	141,908
	Wisconsin Department of Transportation, Series A (RB)
940,000	5.00%, 07/01/24 (c)	1,076,403
510,000	5.00%, 07/01/24 (c)	586,454
140,000	5.00%, 07/01/24 (c)	161,049
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,072,380

See Notes to Financial Statements

60

Principal
Amount		Value

Wisconsin: (continued)
$1,500,000	4.00%, 05/15/26 (c)	$1,593,345
290,000	5.00%, 05/15/26 (c)	339,062
35,000	5.00%, 05/15/26 (c)	40,770
100,000	5.00%, 05/15/26 (c)	115,928
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	557,715
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	144,373
795,000	Wisconsin Health and Educational Facilities Authority, Home Ownership, Series B (RB) 3.15%, 09/01/25 (c)	812,347
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	173,935
800,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	833,400
		23,482,569
Wyoming: 0.1%
1,000,000	County of Sweetwater, Idaho Power Company Project (RB) 1.70%, 07/15/26	994,811
Total Municipal Bonds: 98.8% (Cost: $1,534,343,952)		1,561,977,875
Other assets less liabilities: 1.2%		19,701,548
NET ASSETS: 100.0%		$1,581,679,423

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments
By Sector	% of Investments	Value
Education	7.5%	$117,416,618
Health Care	8.3	129,231,874
Housing	1.4	22,547,174
Industrial Revenue	0.7	10,883,748
Leasing	5.6	87,999,515
Local	18.2	283,552,538
Power	5.3	82,386,100
Solid Waste/Resource Recovery	0.1	1,125,787
Special Tax	10.9	170,508,280
State	19.3	301,317,097
Tobacco	1.3	20,815,187
Transportation	12.0	187,918,574
Water & Sewer	9.4	146,275,383
	100.0%	$1,561,977,875

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,561,977,875	$—	$1,561,977,875

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

62

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

MUNICIPAL BONDS: 97.7%
Alabama: 1.2%
$235,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	$258,512
260,000	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	253,016
485,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	605,421
105,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	127,530
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	225,576
220,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	247,834
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	295,428
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	298,067
		2,311,384
Arizona: 0.8%
500,000	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.13%, 07/01/29 (c)	441,580
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	225,397
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	361,956
270,000	5.00%, 01/01/27 (c)	304,249
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	250,897
		1,584,079
Arkansas: 0.1%
120,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	124,588
California: 16.3%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	344,673
500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	581,250
Principal Amount		Value

California: (continued)
$315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	$319,608
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	232,220
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	157,072
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	254,090
750,000	California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	832,687
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
1,070,000	3.00%, 10/01/26 (c)	1,031,544
680,000	3.00%, 10/01/26 (c)	674,132
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	360,104
230,000	4.00%, 11/15/27 (c)	238,354
250,000	5.00%, 11/15/25 (c)	275,185
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	321,780
155,000	4.00%, 11/15/26 (c)	161,707
215,000	California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group, Series A (RB) 4.00%, 11/01/23 (c)	224,125
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	156,174
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	211,390
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	367,430
455,000	California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (SAW) 5.00%, 05/01/49	729,665
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	314,351
250,000	4.00%, 05/01/26 (c)	266,903
330,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	367,227

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
$150,000	4.00%, 08/15/26 (c)	$154,328
385,000	4.00%, 08/15/26 (c)	397,274
20,000	4.00%, 08/15/26 (c)	20,844
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	203,558
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	484,780
170,000	City of Los Angeles, Department of Airports, Series C (RB) 5.00%, 05/15/29 (c)	201,827
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	367,159
970,000	City of San Jose, Disaster Preparedness, Public Safety and Infrastructure, Series A-1 (GO) (AGM) 5.00%, 03/01/29 (c)	1,187,872
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	211,910
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	310,248
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	311,150
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	454,104
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	172,965
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	294,228
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	141,224
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
530,000	5.00%, 06/01/25 (c)	584,473
125,000	5.00%, 06/01/25 (c)	138,839
105,000	Grossmont Union High School District, Series B (GO) 3.00%, 08/01/26 (c)	106,107
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	199,708
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	120,415
Principal Amount		Value

California: (continued)
$140,000	Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) 4.00%, 09/01/29 (c)	$147,176
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	201,352
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	217,075
250,000	4.00%, 08/01/26 (c)	266,765
440,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	517,845
	Los Angeles Department of Water and Power, Series A (RB)
105,000	5.00%, 01/01/26 (c)	120,514
340,000	5.00%, 01/01/26 (c)	390,626
300,000	5.00%, 01/01/26 (c)	341,415
500,000	5.00%, 01/01/27 (c)	581,860
540,000	5.00%, 01/01/27 (c)	638,658
250,000	5.00%, 01/01/28 (c)	296,050
	Los Angeles Department of Water and Power, Series C (RB)
275,000	5.00%, 07/01/27 (c)	323,595
1,000,000	5.00%, 07/01/29 (c)	1,237,620
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	215,362
335,000	5.00%, 07/01/25 (c)	385,515
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	218,340
	Metropolitan Water District of Southern California, Series A (RB)
345,000	5.00%, 07/01/25 (c)	402,932
500,000	5.00%, 01/01/29 (c)	614,740
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	575,765
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	105,651
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	123,366
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	410,210
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	118,669
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	271,160
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	295,941

See Notes to Financial Statements

64

Principal Amount		Value

California: (continued)
$250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	$274,177
570,000	Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	615,440
625,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 4.13%, 11/01/25 (c)	671,450
750,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	862,140
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	268,248
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	187,686
425,000	0.00%, 07/01/25 (c) ^	230,580
240,000	3.13%, 07/01/27 (c)	243,348
595,000	4.00%, 07/01/27 (c)	648,371
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	254,265
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	159,936
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	251,808
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	297,725
110,000	State of California (GO) 4.00%, 10/01/29 (c)	123,411
	State of California, Various Purpose (GO)
500,000	3.00%, 10/01/29 (c)	495,100
105,000	4.00%, 09/01/26 (c)	112,684
770,000	5.00%, 09/01/26 (c)	886,062
515,000	5.00%, 11/01/27 (c)	602,545
935,000	5.00%, 10/01/28 (c)	1,110,630
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	258,766
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	252,200
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	280,267
		32,589,725
Colorado: 2.7%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	259,714
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	602,833
Principal Amount		Value

Colorado: (continued)
$230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	$253,343
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	286,508
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	127,896
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	890,655
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	175,575
320,000	Colorado Health Facilities Authority, Adventist Health System, Series A (RB) 4.00%, 05/15/28 (c)	328,618
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	308,266
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	434,075
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	549,575
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	231,885
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	232,215
250,000	5.00%, 12/31/24 (c)	236,338
160,000	Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	161,586
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	255,282
		5,334,364
Connecticut: 0.9%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	103,017
300,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	316,713
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,514
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	275,840

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Connecticut: (continued)
$230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	$233,919
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	256,691
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	268,520
275,000	4.00%, 11/01/28 (c)	296,244
		1,766,458
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	162,950
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	124,229
		287,179
District of Columbia: 1.9%
	District of Columbia, Children’s Hospital Obligated Group (RB)
375,000	4.00%, 01/15/26 (c)	391,117
250,000	5.00%, 01/15/26 (c)	272,010
	District of Columbia, Series A (RB)
275,000	3.00%, 03/01/30 (c)	281,223
1,000,000	4.00%, 04/15/29 (c)	1,113,830
100,000	4.00%, 04/15/29 (c)	112,761
250,000	5.00%, 06/01/27 (c)	297,312
750,000	District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	892,327
	District of Columbia, Water and Sewer Authority, Public Utility, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	236,093
100,000	5.00%, 04/01/26 (c)	115,772
		3,712,445
Florida: 4.5%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	363,026
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	297,197
250,000	City of Miami Beach, Series A (RB) 4.00%, 09/01/25 (c)	263,403
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
180,000	3.00%, 07/01/26 (c)	184,507
200,000	3.25%, 07/01/26 (c)	205,702
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	247,373
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	363,188
Principal Amount		Value

Florida: (continued)
$900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	$926,037
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	861,889
260,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 3.13%, 04/01/26 (c)	268,307
	County of Miami-Dade, Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	242,350
465,000	5.00%, 04/01/25 (c)	492,337
510,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/28 (c)	556,165
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	227,514
	County of Miami-Dade, Water and Sewer System, Series B (RB)
140,000	3.13%, 10/01/27 (c)	145,449
360,000	4.00%, 10/01/27 (c)	399,863
100,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	102,231
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	138,441
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	263,593
135,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	151,652
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	178,685
265,000	Orange County Health Facilities Authority, Orlando Hospital, Series B (RB) 4.00%, 10/01/26 (c)	270,761
330,000	Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	247,342
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	390,578
300,000	School District of Broward County (GO) 5.00%, 07/01/28 (c)	359,991
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
200,000	2.63%, 06/01/26 (c)	204,390
145,000	3.00%, 06/01/29 (c)	151,828

See Notes to Financial Statements

66

Principal Amount		Value

Florida: (continued)
$500,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	$521,980
		9,025,779
Georgia: 2.5%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	262,694
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	148,250
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	90,721
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	198,873
500,000	Development Authority for Fulton County, Piedmont Healthcare Inc., Series A (RB) (SAW) 3.00%, 07/01/29 (c)	460,165
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	273,910
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	139,489
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	368,438
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	171,282
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.20%, 12/01/25 (c)	153,828
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB)
150,000	3.55%, 12/01/26 (c)	154,085
345,000	4.05%, 12/01/27 (c)	362,774
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	117,704
230,000	3.35%, 12/01/25 (c)	235,407
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	413,303
1,100,000	Metropolitan Atlanta Rapid Transit Authority, Series C (RB) 3.50%, 07/01/27 (c)	1,144,385
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	167,454
Principal Amount		Value

Georgia: (continued)
$150,000	Private Colleges & Universities Authority, Series B (RB) 3.00%, 10/01/24 (c)	$149,606
		5,012,368
Hawaii: 0.9%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	149,598
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	828,630
200,000	5.00%, 08/01/29 (c)	242,316
500,000	City and County of Honolulu, Wastewater System, Series A (RB) (FHA) 4.00%, 07/01/29 (c)	547,295
		1,767,839
Illinois: 4.2%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	103,552
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	266,448
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	909,749
150,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	164,858
	Chicago O’Hare International Airport, Series D (RB)
150,000	5.00%, 01/01/27 (c)	162,905
265,000	5.00%, 01/01/27 (c)	288,590
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	271,507
220,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	245,835
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	540,906
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	957,580
350,000	6.00%, 01/01/27 (c)	364,360
	Cook County (RB)
150,000	4.00%, 11/15/27 (c)	162,398
160,000	4.00%, 11/15/27 (c)	172,410
230,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.13%, 05/01/25 (c)	239,085
190,000	Illinois Finance Authority, Clean Water Initiative (RB) 5.00%, 07/01/29 (c)	237,118
655,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	606,838
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	550,443

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	$312,939
	Illinois Finance Authority, Presence Network, Series C (RB)
170,000	4.00%, 02/15/27 (c)	176,292
10,000	4.00%, 02/15/27 (c)	11,825
165,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	185,584
370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	412,979
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	172,866
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	583,670
250,000	5.00%, 05/01/28 (c)	232,093
		8,332,830
Indiana: 0.2%
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	216,454
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	128,944
		345,398
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	355,854
250,000	5.00%, 12/01/26 (c)	297,735
		653,589
Kansas: 0.5%
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	201,841
270,000	Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	270,086
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	166,007
300,000	5.00%, 10/01/26 (c)	347,892
		985,826
Kentucky: 1.1%
600,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	639,474
920,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	935,217
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	339,773
235,000	3.25%, 11/15/26 (c)	237,413
Principal Amount		Value

Kentucky: (continued)
$140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	$143,055
		2,294,932
Louisiana: 0.9%
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	238,887
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	352,031
340,000	5.00%, 07/01/26 (c)	380,953
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	225,901
280,000	4.25%, 05/15/25 (c)	291,553
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	266,498
		1,755,823
Maine: 0.5%
620,000	Maine Health and Higher Educational Facilities Authority, MaineHealth, Series A (RB) 5.00%, 07/01/28 (c)	706,614
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	298,215
		1,004,829
Maryland: 1.1%
225,000	City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	241,765
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	275,232
220,000	Maryland Health and Higher Educational Facilities Authority, Charlestown Community Issue, Series A (RB) 5.00%, 07/01/26 (c)	236,489
260,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260,520
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	270,321
150,000	Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	153,348

See Notes to Financial Statements

68

Principal Amount		Value

Maryland: (continued)
$100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	$102,197
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	276,898
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	413,380
		2,230,150
Massachusetts: 4.0%
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	160,603
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	372,739
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	475,055
275,000	5.00%, 04/01/27 (c)	322,550
200,000	5.00%, 01/01/28 (c)	236,256
360,000	Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	363,092
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	120,907
275,000	3.25%, 09/01/25 (c)	282,114
440,000	4.00%, 04/01/25 (c)	469,819
375,000	4.00%, 09/01/25 (c)	405,165
295,000	4.00%, 09/01/25 (c)	319,951
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	246,659
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	249,329
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	116,713
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	200,014
200,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	217,020
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	322,035
250,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	247,695
Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	$229,568
250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	269,263
600,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB) 3.63%, 07/01/27 (c)	561,582
850,000	Massachusetts School Building Authority, Series A (RB) 5.00%, 02/15/26 (c)	965,345
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	654,891
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	151,878
		7,960,243
Michigan: 1.8%
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	444,916
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	371,597
225,000	Michigan Finance Authority, Henry Ford Health System (RB) 4.00%, 11/15/26 (c)	227,104
	Michigan Finance Authority, Henry Ford Health System, Series A (RB)
250,000	4.00%, 11/02/29 (c)	252,435
135,000	5.00%, 11/02/29 (c)	147,917
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
410,000	4.00%, 06/01/25 (c)	432,160
150,000	4.00%, 06/01/27 (c)	153,833
750,000	Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	757,087
	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB)
100,000	3.70%, 12/01/25 (c)	104,754
545,000	4.00%, 06/01/28 (c)	574,991
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	213,533
		3,680,327
Minnesota: 0.1%
	City of Apple Valley, Minnesota Senior Living LLC Project, Series A (RB)
175,000	4.25%, 01/01/22 (c)	126,985
125,000	4.50%, 01/01/22 (c)	82,329

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Minnesota: (continued)
$100,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB) 5.00%, 01/01/22 (c)	$58,548
		267,862
Missouri: 0.4%
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	336,294
235,000	Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	254,590
	Health and Educational Facilities Authority, Saint Louis University (RB)
130,000	5.00%, 10/01/25 (c)	148,664
100,000	5.00%, 04/01/29 (c)	115,246
		854,794
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	225,867
Nebraska: 0.5%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	583,214
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	461,064
		1,044,278
Nevada: 1.0%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	411,189
120,000	Clark County, Limited Tax (GO) 3.00%, 06/01/29 (c)	121,536
	Clark County, Limited Tax, Series A (GO)
485,000	5.00%, 06/01/28 (c)	561,664
125,000	5.00%, 06/01/28 (c)	148,258
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	285,805
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	178,812
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	108,287
100,000	Washoe County School District, Series C (GO) (AGM) 3.13%, 10/01/27 (c)	101,589
		1,917,140
New Hampshire: 0.2%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	291,102
Principal Amount		Value

New Hampshire: (continued)
$200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	$217,916
		509,018
New Jersey: 2.4%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	142,761
165,000	4.00%, 07/01/26 (c)	173,281
180,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	183,247
165,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 4.00%, 07/01/27 (c)	186,669
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	312,768
55,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/26 (c)	60,052
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	863,217
485,000	4.75%, 06/15/25 (c)	486,276
190,000	5.00%, 06/15/25 (c)	186,981
365,000	New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	289,314
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	395,565
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	114,389
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	233,019
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	218,551
	Rutgers, State University of New Jersey, Series M (RB)
130,000	3.13%, 05/01/21 (c)	130,293
125,000	3.13%, 05/01/21 (c)	125,230
	Tobacco Settlement Financing Corp., Series A (RB)
205,000	5.00%, 06/01/28 (c)	214,127
405,000	5.00%, 06/01/28 (c)	451,972
		4,767,712
New Mexico: 0.3%
250,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	267,445

See Notes to Financial Statements

70

Principal Amount		Value

New Mexico: (continued)
$245,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	$252,502
		519,947
New York: 16.4%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,115,410
110,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	98,744
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	212,976
500,000	5.00%, 01/01/26 (c)	491,155
100,000	City of New York, Series D-1 (GO) 5.00%, 12/01/28 (c)	117,254
	City of New York, Subseries B-1 (GO)
110,000	3.00%, 10/01/29 (c)	105,087
200,000	5.00%, 10/01/27 (c)	230,960
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	137,564
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	275,604
115,000	Dutchess County Local Development Corp., Marist College Project, Series A (RB) 5.00%, 07/01/25 (c)	124,976
	Hudson Yards Infrastructure Corp., Series A (RB)
515,000	4.00%, 02/15/27 (c)	545,745
645,000	5.00%, 02/15/27 (c)	738,202
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	257,323
300,000	Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	338,181
715,000	Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	796,496
1,000,000	Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000,780
	Metropolitan Transportation Authority, Series C-1 (RB)
225,000	5.00%, 11/15/26 (c)	225,617
370,000	5.25%, 11/15/26 (c)	376,123
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	130,512
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	228,508
Principal Amount		Value

New York: (continued)
$145,000	MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	$155,008
500,000	New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	547,095
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	282,131
500,000	New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	506,560
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	440,852
250,000	3.75%, 11/01/25 (c)	256,290
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	424,102
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	205,099
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	189,306
230,000	New York City Transitional Finance Authority Building Aid, Subseries S-4A (RB) (SAW) 4.00%, 07/15/28 (c)	253,419
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	250,785
145,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW) 5.00%, 07/15/25 (c)	160,782
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
155,000	4.00%, 05/01/26 (c)	163,420
250,000	5.00%, 08/01/25 (c)	285,387
100,000	5.00%, 05/01/26 (c)	114,738
225,000	5.00%, 05/01/26 (c)	256,946
260,000	5.00%, 08/01/28 (c)	302,666
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB)
200,000	5.00%, 08/01/27 (c)	231,050
1,000,000	5.00%, 05/01/29 (c)	1,189,950
510,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	587,005

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
$400,000	4.00%, 08/01/27 (c)	$425,588
115,000	5.00%, 08/01/26 (c)	131,867
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
1,120,000	4.00%, 05/01/29 (c)	1,206,173
250,000	4.00%, 05/01/29 (c)	272,145
420,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	478,859
175,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB) 3.00%, 02/01/26 (c)	170,868
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	242,198
500,000	New York City Water and Sewer System, Series CC-1 (RB) 5.00%, 12/15/26 (c)	586,425
500,000	New York City Water and Sewer System, Series CC-2 (RB) 4.00%, 12/15/29 (c)	548,655
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	360,366
405,000	New York City Water and Sewer System, Series FF-2 (RB) 4.00%, 06/15/29 (c)	449,757
270,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	281,464
	New York Convention Center Development Corp., Series A (RB)
230,000	0.00%, 11/15/47 ^	83,872
170,000	0.00%, 11/15/54 ^	45,460
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	335,938
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB)
205,000	4.00%, 07/01/27 (c)	221,541
300,000	4.00%, 07/01/29 (c)	330,168
250,000	New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	392,965
405,000	New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	483,914
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	159,574
Principal
Amount		Value

New York: (continued)
$375,000	4.00%, 07/01/26 (c)	$399,656
200,000	4.00%, 07/01/26 (c)	212,464
600,000	5.00%, 07/01/28 (c)	723,228
235,000	5.00%, 07/01/28 (c)	282,360
400,000	5.00%, 07/01/28 (c)	479,676
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 08/15/26 (c)	289,052
170,000	5.00%, 03/15/29 (c)	203,492
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	4.00%, 03/15/27 (c)	263,050
800,000	4.00%, 03/15/27 (c)	839,936
155,000	5.00%, 03/15/24 (c)	172,154
150,000	5.00%, 03/15/27 (c)	170,451
	New York State Dormitory Authority, The New School, Series A (RB)
225,000	4.00%, 01/01/27 (c)	231,534
420,000	5.00%, 01/01/27 (c)	464,255
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	233,701
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	201,265
	New York State Thruway Authority, Series B (RB) (AGM)
500,000	4.00%, 01/01/30 (c)	528,665
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	131,025
500,000	5.00%, 09/15/28 (c)	583,650
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	505,638
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	519,750
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	824,425
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	195,571
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	346,818
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	149,371
1,000,000	Triborough Bridge and Tunnel Authority, Series C (RB) 3.00%, 11/15/29 (c)	965,600
	Utility Debt Securitization Authority (RB)
160,000	5.00%, 12/15/25 (c)	186,989
550,000	5.00%, 12/15/27 (c)	655,688

See Notes to Financial Statements

72

Principal
Amount		Value

New York: (continued)
$370,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	$364,661
		32,681,730
North Carolina: 2.0%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	109,559
265,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	305,829
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
140,000	3.85%, 07/01/27 (c)	149,078
330,000	4.00%, 07/01/27 (c)	346,797
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	371,798
	North Carolina Medical Care Commission, Novant Health, Series A (RB)
220,000	3.13%, 11/01/29 (c)	209,948
750,000	4.00%, 11/01/29 (c)	779,692
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	3.00%, 01/01/30 (c)	461,340
500,000	5.00%, 01/01/30 (c)	526,705
750,000	5.00%, 01/01/30 (c)	783,855
		4,044,601
Ohio: 3.5%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	200,691
220,000	5.00%, 02/15/26 (c)	249,099
440,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	448,963
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	111,853
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	105,756
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	439,515
150,000	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	161,091
Principal
Amount		Value

Ohio: (continued)
$1,000,000	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	$1,336,260
260,000	County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	287,035
500,000	County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	443,690
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,096,320
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	158,135
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	228,105
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	217,373
350,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	360,605
215,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	220,218
500,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	613,555
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	290,002
		6,968,266
Oklahoma: 0.7%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	270,220
750,000	Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	684,277
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	375,249
110,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	115,179
		1,444,925
Oregon: 1.7%
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	209,325
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	302,045
	North Clackamas School District No. 12, Series A (GO) (SBG)
175,000	0.00%, 06/15/27 (c) ^	84,567
465,000	0.00%, 06/15/27 (c) ^	236,513

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Oregon: (continued)
$170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	$180,997
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	249,866
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	175,583
	State of Oregon, Higher Education, Series G (GO)
500,000	3.00%, 08/01/29 (c)	516,520
500,000	3.00%, 08/01/29 (c)	518,260
935,000	Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	950,633
		3,424,309
Pennsylvania: 4.4%
685,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 06/01/28 (c)	792,497
495,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	496,346
	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
180,000	4.00%, 10/01/27 (c)	189,576
210,000	4.00%, 09/01/30 (c)	227,693
225,000	City of Philadelphia, Series B (GO) 5.00%, 08/01/29 (c)	273,820
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,256,252
220,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	262,427
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	145,762
170,000	5.00%, 04/01/27 (c)	196,058
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	246,689
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	656,195
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	139,539
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	121,261
Principal
Amount		Value

Pennsylvania: (continued)
$115,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 4.00%, 08/15/25 (c)	$120,203
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB)
195,000	3.20%, 10/01/25 (c)	198,416
250,000	3.90%, 10/01/26 (c)	265,110
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	269,084
100,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	106,071
	Pennsylvania Turnpike Commission, Motor License, Third Series (RB)
250,000	4.00%, 12/01/27 (c)	265,808
155,000	5.00%, 12/01/27 (c)	174,074
290,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	336,855
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	138,559
220,000	5.00%, 12/01/29 (c)	247,773
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	168,159
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	251,323
100,000	5.00%, 12/01/25 (c)	115,112
125,000	5.00%, 12/01/25 (c)	136,055
205,000	5.00%, 12/01/25 (c)	225,545
100,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	111,332
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	339,233
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	251,786
		8,724,613
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	342,972
South Carolina: 0.7%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	102,376

See Notes to Financial Statements

74

Principal
Amount		Value

South Carolina: (continued)
$100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	$102,537
125,000	South Carolina Public Service Authority, Series A (RB) 4.00%, 06/01/25 (c)	121,700
120,000	South Carolina Public Service Authority, Series C (RB) 4.00%, 12/01/24 (c)	116,832
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	196,250
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	671,264
		1,310,959
Tennessee: 1.1%
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	137,643
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	262,355
230,000	4.00%, 05/01/26 (c)	244,982
	Tennessee Housing Development Agency, Series 3 (RB)
500,000	2.95%, 01/01/29 (c)	481,890
380,000	3.60%, 01/01/27 (c)	393,722
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	668,749
		2,189,341
Texas: 10.5%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	194,651
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	369,120
500,000	Arlington Higher Education Finance Corp. (RB) 4.00%, 08/15/29 (c)	551,570
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	56,954
150,000	Board of Regents of the University of Houston System, Series C (RB) 4.00%, 02/15/26 (c)	161,061
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	705,770
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	266,710
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	265,605
Principal
Amount		Value

Texas: (continued)
$165,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	$172,988
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	311,424
260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	297,926
120,000	City of Denton (GO) 4.00%, 02/15/27 (c)	128,738
	City of El Paso (GO)
125,000	4.00%, 08/15/26 (c)	135,583
950,000	4.00%, 08/15/29 (c)	1,050,358
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	490,050
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	263,133
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	307,315
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	265,525
150,000	Collin County Community College District (GO) 3.50%, 08/15/22 (c)	153,585
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	275,812
220,000	County of Bexar, Combined Venue Tax (GO) 4.00%, 06/15/26 (c)	244,732
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	489,076
500,000	Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	558,855
250,000	Cypress-Fairbanks Independent School District, Series A (GO) 4.00%, 02/15/29 (c)	286,245
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	248,061
175,000	5.00%, 12/01/25 (c)	198,783
	Frisco Independent School District (GO)
1,000,000	3.00%, 08/15/29 (c)	1,034,710
200,000	4.00%, 02/15/25 (c)	216,788
460,000	4.00%, 02/15/27 (c)	506,469
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	260,660
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	743,782
195,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	187,978

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$350,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	$352,999
185,000	Harris County, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	200,422
	Harris County, Toll Road, Senior Lien, Series A (RB)
150,000	4.00%, 02/15/28 (c)	167,328
340,000	5.00%, 08/15/26 (c)	395,920
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	221,858
145,000	Klein Independent School District, Series A (GO) 4.00%, 08/01/25 (c)	158,975
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	51,348
900,000	0.00%, 08/16/26 (c) ^	403,407
140,000	2.75%, 06/01/20 (c)	140,035
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
800,000	5.00%, 07/01/26 (c)	681,784
520,000	5.00%, 07/01/26 (c)	454,225
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	282,400
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	306,814
185,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	195,615
250,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	284,802
500,000	San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	575,450
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	149,678
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	354,211
115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	120,086
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	270,860
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	231,955
Principal
Amount		Value

Texas: (continued)
$485,000	Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	$570,316
	Texas Water Development Board, Series A (RB)
500,000	3.00%, 10/15/29 (c)	519,375
325,000	4.00%, 04/15/28 (c)	357,503
265,000	5.00%, 10/15/25 (c)	310,100
840,000	5.00%, 04/15/28 (c)	1,004,732
	Texas Water Development Board, Series B (RB)
225,000	5.00%, 10/15/28 (c)	268,925
110,000	5.00%, 10/15/28 (c)	134,541
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	232,608
230,000	West Travis County Public Utility Agency (RB) 4.00%, 08/15/27 (c)	249,773
		21,048,062
Utah: 0.5%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	405,184
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	209,727
350,000	4.00%, 05/15/24 (c)	367,304
		982,215
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	237,446
Virginia: 0.5%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	297,729
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	266,803
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	267,463
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	108,365
150,000	3.25%, 05/15/28 (c)	158,639
		1,098,999
Washington: 2.4%
210,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/25 (c)	235,788
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	480,897
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	254,603

See Notes to Financial Statements

76

Principal
Amount		Value

Washington: (continued)
$590,000	County of King, Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	$628,728
500,000	King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	566,705
150,000	King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	172,266
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	424,512
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	397,586
200,000	5.00%, 08/01/27 (c)	239,162
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	513,152
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	108,096
435,000	Washington Health Care Facilities Authority, MultiCare Health System, Series A (RB) 5.00%, 08/15/25 (c)	474,624
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	189,740
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	124,486
		4,810,345
West Virginia: 0.6%
220,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	271,572
	State of West Virginia, Series B (GO)
150,000	4.00%, 06/01/28 (c)	162,096
100,000	5.00%, 06/01/28 (c)	120,581
225,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	229,597
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	157,166
200,000	4.00%, 06/01/28 (c)	204,406
		1,145,418
Principal
Amount		Value

Wisconsin: 0.8%
$250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	$290,137
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	284,130
410,000	4.50%, 05/15/26 (c)	442,796
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	218,741
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	216,056
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	110,334
105,000	4.00%, 02/15/27 (c)	101,777
		1,663,971
Wyoming: 0.1%
90,000	Wyoming Community Development Authority Housing, Series 3 (RB) 3.70%, 06/01/24 (c)	92,480
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	182,918
		275,398

Total Municipal Bonds: 97.7% (Cost: $196,960,073)		195,260,343
Other assets less liabilities: 2.3%		4,537,686
NET ASSETS: 100.0%		$199,798,029

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
Footnotes:
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments
By Sector	% of Investments	Value
Education	8.8%	$17,199,130
Health Care	19.9	38,803,227
Housing	4.5	8,825,477
Industrial Revenue	0.9	1,780,767
Leasing	3.9	7,705,836
Local	15.3	29,775,388
Power	4.3	8,324,016
Special Tax	11.9	23,340,808
State	6.7	13,036,713
Tobacco	0.7	1,389,411
Transportation	12.5	24,386,363
Water & Sewer	10.6	20,693,207
	100.0%	$195,260,343

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$—	$195,260,343	$—	$195,260,343

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

78

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal
Amount		Value

MUNICIPAL BONDS: 98.9%
Alabama: 2.4%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$272,095
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	140,370
25,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 01/01/23	27,467
	Black Belt Energy Gas District, Series A (RB) (SAW)
470,000	4.00%, 09/01/23 (c) (p)	491,517
860,000	5.00%, 12/01/23	932,145
290,000	County of Jefferson, Series A (GO) 5.00%, 04/01/24	330,034
375,000	Jefferson County (RB) 5.00%, 09/15/22	408,289
1,500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	1,597,335
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	262,833
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	499,108
		4,961,193
Alaska: 0.5%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	778,710
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	139,253
		917,963
Arizona: 1.5%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,254
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	240,719
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	139,863
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	226,250
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	275,380
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	261,930
700,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	811,097
Principal
Amount		Value

Arizona: (continued)
	Pima County (GO)
$15,000	4.00%, 07/01/22	$15,968
310,000	4.00%, 07/01/23	337,776
	State of Arizona (CP)
105,000	5.00%, 10/01/21	111,178
500,000	5.00%, 09/01/22	544,190
		2,980,605
California: 12.4%
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	276,180
400,000	Bay Area Toll Authority, Series B (RB) 2.85%, 10/01/24 (c) (p)	422,508
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	477,964
105,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	120,365
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	117,158
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	342,287
720,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	749,959
1,215,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/23	1,359,330
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	490,198
320,000	California State University, Series A (RB) 5.00%, 11/01/21	339,741
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	71,905
100,000	California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.63%, 12/01/23 (p)	101,273
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	115,936
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	290,400
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	288,956

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
$500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	$533,550
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	722,470
1,000,000	5.00%, 06/01/23	1,086,190
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	531,155
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	36,645
250,000	5.00%, 07/01/23	280,885
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,345
60,000	5.00%, 07/01/21	62,756
500,000	5.00%, 07/01/22	541,675
750,000	5.00%, 07/01/24	863,092
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	145,328
125,000	Municipal Improvement Corp. of Los Angeles, Series A (RB) 5.00%, 11/01/23	139,038
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,051,210
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	540,745
430,000	5.00%, 08/01/23	474,415
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	386,151
205,000	Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	211,335
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	943,876
265,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	290,257
240,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/21	250,248
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	293,670
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	329,775
Principal
Amount		Value

California: (continued)
$15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	$15,977
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	144,799
100,000	San Diego County Water Authority, Series A (RB) 5.00%, 05/01/23	111,714
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,052
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,641
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	290,233
325,000	State of California (GO) 5.00%, 08/01/24	373,727
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	334,323
600,000	4.00%, 10/01/25	678,924
300,000	5.00%, 09/01/21	316,446
500,000	5.00%, 09/01/21	527,410
145,000	5.00%, 08/01/22	157,319
265,000	5.00%, 09/01/22	288,293
500,000	5.00%, 09/01/23	560,610
600,000	5.00%, 09/01/23	672,732
1,000,000	5.00%, 09/01/23	1,121,220
250,000	5.00%, 10/01/23	281,003
525,000	5.00%, 11/01/23	591,575
100,000	5.00%, 10/01/24	115,521
1,500,000	5.00%, 08/01/25	1,767,735
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	334,509
	Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM)
250,000	5.00%, 06/01/21	258,200
480,000	5.00%, 06/01/23	522,168
500,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	500,475
		25,291,577
Colorado: 0.7%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	137,764
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	272,230
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	573,530
385,000	State of Colorado, Series K (CP) 5.00%, 03/15/26	462,266
		1,445,790

See Notes to Financial Statements

80

Principal
Amount		Value

Connecticut: 3.5%
$215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	$239,338
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,126,680
390,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	429,702
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	304,618
265,000	5.00%, 04/15/23	288,903
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	398,685
290,000	5.00%, 05/15/21	301,374
300,000	State of Connecticut, Series D (GO) 5.00%, 08/15/23	329,811
	State of Connecticut, Series E (GO)
350,000	5.00%, 10/15/22	377,153
270,000	5.00%, 09/15/25	308,799
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	322,827
325,000	5.00%, 09/01/22	351,071
300,000	5.00%, 01/01/23	326,718
375,000	5.00%, 04/15/23	408,825
300,000	5.00%, 08/01/23	331,989
100,000	5.00%, 09/01/23	110,913
	State of Connecticut, Special Tax Obligation, Series B (RB)
250,000	5.00%, 08/01/23	276,658
200,000	5.00%, 10/01/23	222,324
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	179,195
370,000	5.00%, 02/15/24	410,308
		7,045,891
District of Columbia: 1.5%
	District of Columbia, Series A (GO)
1,020,000	5.00%, 06/01/21	1,065,308
440,000	5.00%, 06/01/22	476,670
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	142,579
500,000	District of Columbia, Series E (GO) 5.00%, 06/01/25	594,080
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
225,000	5.00%, 07/01/24	258,435
100,000	5.00%, 07/01/25	117,987
300,000	Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/25	353,961
		3,009,020
Florida: 4.9%
	Citizens Property Insurance Corp., Series A-1 (RB)
300,000	5.00%, 12/01/21 (c)	316,641
2,000,000	5.00%, 12/01/24 (c)	2,294,980
Principal
Amount		Value

Florida: (continued)
	City of Jacksonville, Series B (RB)
$265,000	5.00%, 10/01/24	$307,734
750,000	5.00%, 10/01/25	890,092
280,000	County of Miami-Dade (RB) 5.00%, 10/01/25	331,979
495,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/23	559,929
200,000	Hillsborough County (RB) 5.00%, 11/01/21	212,122
710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	807,838
100,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	107,277
300,000	Orange County, Tourist Development Tax (RB) 5.00%, 10/01/23	339,030
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	293,290
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	392,465
450,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23	505,746
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,330,193
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	145,708
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	135,471
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
275,000	5.00%, 06/01/21	287,548
150,000	5.00%, 06/01/23	168,125
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	252,187
100,000	5.00%, 06/01/24	115,669
180,000	State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	202,509
		9,996,533

See Notes to Financial Statements

81

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Georgia: 2.3%
$500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	$503,360
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	303,009
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	528,480
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	534,620
225,000	Municipal Gas Authority of Georgia, Gas Portfolio IV Project, Series A (RB) 5.00%, 10/01/23	253,708
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	770,624
	State of Georgia, Series A (GO)
160,000	5.00%, 02/01/23	177,434
15,000	5.00%, 02/01/23	16,634
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,174,500
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	482,172
		4,744,541
Hawaii: 0.6%
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	132,341
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	135,526
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	790,566
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	127,739
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	110,283
		1,296,455
Illinois: 5.1%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	105,236
445,000	5.00%, 01/01/24	488,298
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	263,090
100,000	5.00%, 01/01/22	105,236
650,000	5.00%, 01/01/23	698,022
115,000	5.00%, 01/01/24	126,190
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	406,866
350,000	5.00%, 06/01/23	385,455
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	181,488
235,000	5.00%, 03/01/24	265,595
325,000	5.00%, 03/01/25	377,666
Principal
Amount		Value

Illinois: (continued)
$200,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	$238,932
	Illinois Finance Authority, Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	334,031
100,000	4.00%, 07/01/25	113,988
340,000	5.00%, 07/01/22	369,022
250,000	5.00%, 01/01/23	275,918
155,000	5.00%, 01/01/24	176,582
500,000	5.00%, 07/01/24	578,255
600,000	5.00%, 01/01/25	704,022
250,000	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	277,150
115,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	123,327
495,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	564,028
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	391,619
	State of Illinois (GO)
575,000	5.00%, 06/01/21	576,167
400,000	5.00%, 06/01/22	399,960
350,000	5.00%, 02/01/23	348,964
130,000	State of Illinois, Series B (GO)
	5.00%, 12/01/24	128,744
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	251,100
395,000	5.00%, 06/15/22	405,957
	State of Illinois, Series D (GO)
470,000	5.00%, 11/01/22	469,553
345,000	5.00%, 11/01/25	339,380
		10,469,841
Indiana: 1.0%
500,000	City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	593,395
215,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	240,854
	Indiana Finance Authority, Series E (RB)
500,000	5.00%, 02/01/24	571,470
250,000	5.00%, 02/01/25	294,287
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	266,618
		1,966,624
Iowa: 0.3%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	281,815
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,067

See Notes to Financial Statements

82

Principal
Amount		Value

Iowa: (continued)
$250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	$280,153
		589,035
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	381,780
230,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/22	247,390
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	583,578
		1,212,748
Kentucky: 1.3%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	250,879
	Kentucky Public Energy Authority, Gas Supply, Series B (RB)
200,000	4.00%, 07/01/23	207,970
175,000	4.00%, 10/01/24 (c) (p)	181,983
15,000	Kentucky State Property and Building Commission No. 108, Series B (RB) 5.00%, 08/01/21	15,647
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	613,651
320,000	5.00%, 11/01/23	350,912
20,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/21	20,732
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	330,342
300,000	5.00%, 07/01/23	327,744
125,000	5.00%, 07/01/24	137,288
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	264,348
		2,701,496
Louisiana: 0.7%
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	189,676
	Louisiana State Citizens Property Insurance Corp. (RB) (AGM)
310,000	5.00%, 06/01/21	323,225
300,000	5.00%, 06/01/22	324,420
590,000	5.00%, 06/01/23	659,189
		1,496,510
Principal
Amount		Value

Maryland: 3.0%
$35,000	Anne Arundel County (GO) 5.00%, 04/01/23	$38,963
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	352,698
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	466,978
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	16,544
165,000	5.00%, 09/01/24	191,532
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	41,772
200,000	State of Maryland, Department of Transportation, Third Issue (RB) 5.00%, 12/15/23	227,308
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	856,692
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
30,000	5.00%, 03/01/23	33,369
2,730,000	5.00%, 03/15/24	3,139,691
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	158,165
500,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	598,180
		6,121,892
Massachusetts: 2.4%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	20,904
860,000	5.00%, 06/15/23 (c)	962,013
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,586
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,009,098
750,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	818,257
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	131,106
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	495,720
500,000	5.00%, 07/01/22	532,370
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	335,644

See Notes to Financial Statements

83

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Massachusetts: (continued)
$10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	$10,898
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	32,207
	Massachusetts State Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	272,230
220,000	5.00%, 08/01/23	247,546
		4,878,579
Michigan: 0.9%
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	211,836
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	111,337
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	498,885
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	555,090
35,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 09/01/21	36,838
175,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/24	198,485
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	161,046
		1,773,517
Minnesota: 2.0%
200,000	Duluth Independent School District No. 709, Series A (CP) ( SD CRED PROG) 5.00%, 02/01/25	231,818
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	527,674
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	396,285
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	303,073
	State of Minnesota, Various Purpose, Series A (GO)
150,000	5.00%, 08/01/21	157,805
1,200,000	5.00%, 08/01/24	1,392,840
Principal
Amount		Value

Minnesota: (continued)
	State of Minnesota, Various Purpose, Series D (GO)
$510,000	5.00%, 08/01/22	$555,823
380,000	5.00%, 08/01/22	414,143
		3,979,461
Mississippi: 0.1%
200,000	State of Mississippi, Series E (RB) 5.00%, 10/15/21	211,674
Missouri: 1.6%
1,000,000	City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,090,870
150,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	173,810
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	280,189
500,000	Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	597,255
1,000,000	Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	1,178,130
		3,320,254
Nebraska: 1.5%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	539,665
1,500,000	Central Plains Energy Project, Gas Supply (RB) (AGM) 4.00%, 05/01/25 (c) (p)	1,623,600
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	557,051
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	106,322
195,000	5.00%, 01/01/23	214,188
		3,040,826
Nevada: 1.0%
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	113,047
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/23	272,508
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	272,508
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	271,623

See Notes to Financial Statements

84

Principal
Amount		Value

Nevada: (continued)
$450,000	Clark County, Series B (GO) 5.00%, 11/01/23	$508,711
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	324,162
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	351,033
		2,113,592
New Jersey: 2.1%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
125,000	5.00%, 11/01/23	128,726
100,000	5.00%, 11/01/24	103,428
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	174,270
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
320,000	5.00%, 06/15/21	324,976
500,000	5.00%, 06/15/23	513,710
35,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/20	35,237
	New Jersey Transportation Trust Fund Authority, Series A (RB)
100,000	5.00%, 06/15/21	102,961
890,000	5.00%, 06/15/24	954,347
120,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/22	127,607
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	234,524
335,000	5.00%, 06/01/22	360,544
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	861,000
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	315,198
		4,236,528
New Mexico: 1.3%
415,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	434,804
250,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	245,868
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	352,014
165,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	185,729
Principal
Amount		Value

New Mexico: (continued)
$320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	$354,800
	State of New Mexico, Series B (RB)
505,000	4.00%, 07/01/23	548,607
340,000	5.00%, 03/01/23	376,975
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	167,579
		2,666,376
New York: 14.4%
	City of New York, Series A (GO)
250,000	4.00%, 08/01/23	268,793
670,000	5.00%, 08/01/22	721,496
375,000	5.00%, 08/01/22	403,822
100,000	5.00%, 08/01/23	110,663
230,000	5.00%, 08/01/24	261,025
500,000	City of New York, Series B-1 (GO) 5.00%, 10/01/22	541,065
	City of New York, Series C (GO)
750,000	5.00%, 08/01/24	851,167
750,000	5.00%, 08/01/25	870,705
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	354,122
100,000	City of New York, Series D-3 (GO) 5.00%, 08/01/23 (c) (p)	110,345
255,000	City of New York, Series E (GO) 5.00%, 08/01/24	289,397
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	111,868
100,000	County of Nassau, Series B (GO) 5.00%, 04/01/22	107,522
	County of Nassau, Series C (GO)
775,000	5.00%, 10/01/22	833,675
200,000	5.00%, 10/01/24	224,650
50,000	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW) 5.00%, 05/01/21	52,035
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	103,718
210,000	5.00%, 02/15/22	225,210
100,000	5.00%, 02/15/23	109,791
500,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	539,870
	Metropolitan Transportation Authority, Series A (RB)
1,125,000	4.00%, 11/15/25	1,209,206
30,000	5.00%, 11/15/22	31,881
500,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	514,675
	Metropolitan Transportation Authority, Series A-2 (RB)
15,000	5.00%, 11/15/21	15,022
750,000	5.00%, 05/15/24 (p)	770,265

See Notes to Financial Statements

85

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series B (RB)
$135,000	5.00%, 11/15/21	$135,194
450,000	5.00%, 11/15/22	451,053
10,000	5.00%, 11/15/22	10,023
290,000	5.00%, 11/15/23	290,925
250,000	5.00%, 11/15/23	250,798
390,000	5.00%, 11/15/24	391,560
	Metropolitan Transportation Authority, Series C-1 (RB)
500,000	5.00%, 11/15/23	501,595
875,000	5.00%, 11/15/25	879,182
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	255,367
10,000	5.00%, 11/15/22	10,023
	Metropolitan Transportation Authority, Series F (RB)
200,000	5.00%, 11/15/23	200,638
235,000	5.00%, 11/15/25	236,123
250,000	Monroe County Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23	276,320
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	642,720
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 5.00%, 07/15/24	285,835
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,090,650
310,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/21	329,266
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	64,262
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	522,775
530,000	New York City Water and Sewer System, Series CC-2 (RB) 5.00%, 12/15/21 (c)	561,927
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	144,111
240,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25	274,793
Principal
Amount		Value

New York: (continued)
$300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	$326,487
325,000	New York State Dormitory Authority, New York State University, Series A (RB) 5.00%, 07/01/22	353,109
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	127,023
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
250,000	5.00%, 10/01/22	273,835
365,000	5.00%, 10/01/23	412,355
300,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series B (RB) 5.00%, 10/01/24	347,259
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	1,102,307
10,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/23	11,037
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	821,659
815,000	5.00%, 02/15/23	897,233
1,000,000	5.00%, 02/15/25	1,161,860
350,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 03/15/25	407,515
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
155,000	5.00%, 03/15/22	165,881
445,000	5.00%, 03/15/23	490,466
100,000	5.00%, 03/15/24	113,309
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	110,217
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	175,629
775,000	5.00%, 03/15/25	900,379
495,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	588,283
500,000	New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	582,610

See Notes to Financial Statements

86

Principal
Amount		Value

New York: (continued)
$250,000	New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/01/22 (c)	$250,615
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	251,940
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	186,074
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	871,891
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,012
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	84,829
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	526,600
320,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	352,310
		29,351,852
North Carolina: 1.7%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	122,352
105,000	5.00%, 01/15/22	112,123
340,000	City of Charlotte, Water and Sewer System (RB) 5.00%, 07/01/22	369,556
290,000	County of Durham (GO) 4.00%, 10/01/24	326,351
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	158,285
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	372,960
665,000	State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	792,301
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	552,165
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	578,560
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,252
		3,394,905
Ohio: 3.8%
530,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/23	586,026
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	280,610
Principal
Amount		Value

Ohio: (continued)
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
$130,000	5.00%, 08/01/21	$136,266
100,000	5.00%, 08/01/25	114,422
	County of Hamilton, Sales Tax, Series A (RB)
100,000	5.00%, 12/01/21	106,267
500,000	5.00%, 12/01/25	598,220
155,000	Hamilton County, Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	175,665
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	230,992
1,325,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,526,731
100,000	State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	119,804
560,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	625,268
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	216,036
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	741,784
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,116,830
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	981,875
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,025
115,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	134,969
		7,713,790
Oklahoma: 0.9%
	Oklahoma County Independent School District No. 89, Series A (GO)
500,000	0.05%, 07/01/22	486,510
450,000	1.25%, 07/01/24	446,098
500,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/22	531,500
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,123
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	373,082
		1,848,313

See Notes to Financial Statements

87

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Oregon: 0.2%
$10,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/23	$11,132
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	394,415
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	27,756
		433,303
Pennsylvania: 4.4%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	423,446
500,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/21	521,880
200,000	City of Philadelphia, Series A (GO) 5.00%, 08/01/24	229,720
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	335,997
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	107,577
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	269,925
100,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 09/15/23	111,971
	Commonwealth of Pennsylvania, Second Series (GO)
380,000	5.00%, 01/15/22	404,977
250,000	5.00%, 08/15/22	270,933
590,000	5.00%, 09/15/22	641,076
370,000	5.00%, 01/15/23	406,171
	Delaware River Port Authority, Series B (RB)
350,000	5.00%, 01/01/25	406,192
870,000	5.00%, 01/01/26	1,035,230
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	290,895
330,000	Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	325,862
500,000	Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	543,040
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	167,115
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	343,579
Principal
Amount		Value

Pennsylvania: (continued)
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
$175,000	5.00%, 06/15/23	$191,868
100,000	5.00%, 06/15/25	114,917
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	366,432
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	332,268
350,000	5.00%, 09/01/22	381,780
400,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	431,416
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	108,887
120,000	5.00%, 09/01/24	138,418
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	128,339
		9,029,911
Rhode Island: 0.7%
	Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
25,000	5.00%, 06/15/21	26,088
235,000	5.00%, 06/15/22	253,795
1,000,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 4.00%, 05/15/23	1,081,300
		1,361,183
South Carolina: 1.7%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	597,292
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	575,415
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,591,395
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	402,790
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	366,376
		3,533,268
Tennessee: 0.7%
10,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/20	10,139
200,000	Metropolitan Government of Nashville and Davidson County (GO) 5.00%, 07/01/24	231,566

See Notes to Financial Statements

88

Principal
Amount		Value

Tennessee: (continued)
$500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	$556,680
560,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	581,946
		1,380,331
Texas: 7.8%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	332,238
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	827,870
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/22	269,488
10,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/22	10,911
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,458
	City of Austin, Water and Wastewater System (RB)
200,000	5.00%, 05/15/22	216,078
110,000	5.00%, 05/15/22	119,357
290,000	5.00%, 11/15/22	318,646
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	120,102
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	388,272
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	69,672
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	280,673
	City of Houston, Series A (GO)
250,000	5.00%, 03/01/22	268,368
250,000	5.00%, 03/01/23	277,188
	City of San Antonio, Electric and Gas Systems (RB)
30,000	5.00%, 02/01/22	32,120
20,000	5.00%, 02/01/22	21,442
500,000	City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	594,810
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	130,747
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	165,813
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	142,686
375,000	Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	422,734
Principal
Amount		Value

Texas: (continued)
	Fort Worth Independent School District (GO)
$100,000	5.00%, 02/15/22	$107,262
150,000	5.00%, 02/15/24	171,104
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	572,525
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	350,109
	Houston Independent School District, Limited Tax School House (GO)
440,000	5.00%, 02/15/22	471,627
155,000	5.00%, 02/15/24	176,685
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	719,472
165,000	5.00%, 02/15/24	188,084
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	294,035
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	337,009
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	177,789
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	172,475
500,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/25 (c)	570,330
320,000	Northeast Independent School District (GO) 5.00%, 08/01/21	336,445
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	432,249
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	118,778
425,000	Plano Independent School District (GO) 5.00%, 02/15/22	455,863
200,000	San Antonio Independent School District (GO) 5.00%, 02/15/25	235,992
430,000	State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	498,133
500,000	State of Texas, Water Infrastructure Fund, Series B-3 (GO) 5.00%, 08/01/25	595,370
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	281,612

See Notes to Financial Statements

89

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Texas: (continued)
$300,000	Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/22	$321,984
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	802,875
315,000	Texas Transportation Commission, State Highway Fund, First Tier, Series B (RB) 4.00%, 10/01/21 (p)	325,124
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	393,704
225,000	5.00%, 08/01/25	268,549
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	378,859
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	360,653
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	379,127
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	309,911
		15,829,407
Utah: 0.6%
	State of Utah (GO)
175,000	5.00%, 07/01/22	190,411
500,000	5.00%, 07/01/23	562,270
290,000	5.00%, 07/01/25	346,153
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	112,180
		1,211,014
Virginia: 2.9%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	269,890
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	146,333
1,000,000	County of Chesterfield, Series B (GO) (SAW) 5.00%, 01/01/23	1,105,890
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	141,744
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,012,090
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
365,000	5.00%, 02/01/22	390,798
60,000	5.00%, 02/01/23	66,348
Principal
Amount		Value

Virginia: (continued)
$250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	$267,670
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	153,764
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	276,450
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	136,350
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	164,202
400,000	5.00%, 09/15/23	452,540
325,000	5.00%, 09/15/24	377,832
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	195,858
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	179,979
120,000	5.00%, 08/01/24	139,176
395,000	Virginia Resources Authority (RB) 5.00%, 10/01/22	433,256
		5,910,170
Washington: 1.8%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,480
100,000	County of King (GO) 5.00%, 07/01/24	115,739
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	504,902
100,000	5.00%, 07/01/23	112,055
455,000	5.00%, 07/01/24	524,610
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	54,560
100,000	State of Washington, Certificates of Participation, State and Local Agency Real and Personal Property, Series A (CP) 5.00%, 07/01/21	104,321
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	228,270
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	868,837

See Notes to Financial Statements

90

Principal
Amount		Value

Washington: (continued)
$1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	$1,096,220
		3,636,994
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	461,557
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	583,346
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/23	107,636
750,000	4.00%, 03/01/25	841,965
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	256,523
125,000	5.00%, 04/01/25	146,468
Principal
Amount		Value

Wisconsin: (continued)
	State of Wisconsin, Series 1 (GO)
$125,000	5.00%, 11/01/21	$132,731
210,000	5.00%, 11/01/21	222,989
500,000	5.00%, 11/01/22	549,080
310,000	5.00%, 05/01/25 (c)	368,816
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	523,980
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	139,152
		3,872,686
Total Municipal Bonds: 98.9% (Cost: $201,302,606)		201,437,205
Other assets less liabilities: 1.1%		2,160,659
NET ASSETS: 100.0%		$203,597,864

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

See Notes to Financial Statements

91

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments
By Sector	% of Investments	Value
Education	6.6%	$13,368,715
Health Care	6.4	12,855,931
Housing	0.6	1,145,275
Industrial Revenue	6.5	13,051,086
Leasing	4.8	9,696,285
Local	15.2	30,688,447
Power	3.5	6,995,552
Solid Waste/Resource Recovery	0.0	15,977
Special Tax	12.5	25,203,238
State	21.6	43,571,241
Tobacco	2.2	4,357,628
Transportation	12.9	25,960,955
Water & Sewer	7.2	14,526,875
	100.0%	$201,437,205

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$—	$201,437,205	$—	$201,437,205

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

92

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

MUNICIPAL BONDS: 97.8%
Alabama: 2.1%
$615,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 06/01/20 (c)	$604,422
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
550,000	5.25%, 06/01/25	548,042
1,910,000	5.75%, 06/01/26 (c)	1,782,889
2,750,000	6.00%, 06/01/26 (c)	2,642,722
10,150,000	Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	8,418,105
	Jefferson County, Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,270,260
9,000,000	6.50%, 10/01/23 (c)	10,366,470
	Jefferson County, Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	22,288
100,000	0.00%, 10/01/23 (c) ^	43,998
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
11,500,000	4.50%, 05/01/29 (c)	10,847,145
7,100,000	5.25%, 05/01/29 (c)	7,061,589
		52,607,930
Alaska: 0.2%
	Northern Tobacco Securitization Corp., Series A (RB)
4,360,000	5.00%, 05/18/20 (c)	4,330,308
760,000	5.00%, 05/18/20 (c)	761,604
		5,091,912
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	283,860
1,000,000	6.63%, 09/01/25 (c)	1,098,450
500,000	7.13%, 09/01/28 (c)	574,945
		1,957,255
Arizona: 2.1%
200,000	Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	205,918
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	2,771,156
1,320,000	6.00%, 07/01/27 (c)	1,299,065
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	238,853
500,000	5.25%, 07/01/26 (c)	461,940
Principal Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project,Series D (RB)
$515,000	5.00%, 07/01/27 (c)	$452,541
270,000	5.00%, 07/01/27 (c)	240,284
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	444,970
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	269,100
400,000	5.00%, 07/15/27 (c)	375,536
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,050,000	5.25%, 07/01/23 (c)	1,019,865
2,100,000	5.50%, 07/01/23 (c)	1,990,947
	Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project, Third Tier, Series C (RB)
1,220,000	5.00%, 07/01/29 (c)	1,092,046
2,160,000	5.00%, 07/01/29 (c)	1,871,251
2,160,000	5.50%, 07/01/29 (c)ƒ	1,995,667
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	995,740
	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB)
500,000	4.00%, 07/01/24 (c)	464,285
500,000	5.00%, 07/01/24 (c)	444,655
	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB)
400,000	4.00%, 07/15/28 (c)	305,368
445,000	4.00%, 07/15/28 (c)	366,542
4,965,410	Arizona Industrial Development Authority, Series 2 (RB) 3.63%, 05/20/33	4,705,570
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	221,168
1,350,000	5.00%, 11/15/24 (c)	1,033,452
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	534,732
700,000	5.25%, 11/15/26 (c)	601,020

See Notes to Financial Statements

93

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Arizona: (continued)
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
$500,000	4.00%, 07/01/25	$487,460
1,000,000	5.00%, 07/01/25 (c)	892,900
900,000	5.00%, 07/01/25 (c)	860,301
500,000	5.00%, 07/01/25 (c)	447,970
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
500,000	5.00%, 07/01/28 (c)	529,940
1,000,000	5.00%, 07/01/28 (c)	1,072,570
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	632,745
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	737,707
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	915,230
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,024,500
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
125,000	5.00%, 07/01/29 (c)	139,550
1,300,000	5.00%, 07/01/29 (c)	1,455,883
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
500,000	5.00%, 07/01/29 (c)	458,765
500,000	5.00%, 07/01/29 (c)	463,850
500,000	5.00%, 07/01/29 (c)	483,045
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	674,047
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	379,168
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,113,125
2,000,000	4.75%, 06/15/22 (c)	1,672,480
2,000,000	5.00%, 06/15/22 (c)	1,617,620
500,000	5.00%, 06/15/25 (c)	401,950
750,000	5.00%, 06/15/25 (c) (d) *	598,215
1,250,000	5.63%, 06/15/25 (c)	1,121,062
Principal Amount		Value

Arizona: (continued)
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
$250,000	5.25%, 07/01/26 (c)	$225,795
250,000	5.38%, 07/01/26 (c)	214,110
250,000	5.50%, 07/01/26 (c)	214,570
295,000	6.00%, 07/01/20 (c)	293,929
1,000,000	6.00%, 07/01/20 (c)	933,030
4,020,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	2,986,337
	Salt Verde Financial Corp. (RB)
290,000	5.25%, 12/01/23	320,450
305,000	5.25%, 12/01/24	343,991
265,000	5.25%, 12/01/25	304,154
215,000	5.25%, 12/01/27	254,597
245,000	5.25%, 12/01/28	292,932
315,000	5.50%, 12/01/29	386,823
	Tempe Industrial Development Authority, Friendship Village of Tempe (RB)
355,000	5.00%, 12/01/26 (c)	279,225
250,000	5.00%, 12/01/26 (c)	199,625
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
600,000	6.13%, 10/01/27 (c)	562,038
3,900,000	6.13%, 10/01/27 (c)	3,689,907
		54,083,267
Arkansas: 0.4%
12,620,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	11,074,176
California: 13.5%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,191,719
5,000,000	5.00%, 10/01/26 (c)	5,316,250
3,000,000	5.00%, 10/01/26 (c)	3,219,600
1,650,000	5.00%, 10/01/26 (c)	1,764,427
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	502,430
750,000	4.00%, 09/01/23 (c)	759,487
200,000	4.00%, 09/01/23 (c)	205,144
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	300,552
230,000	5.25%, 03/01/26 (c)	227,394
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	506,805
11,800,000	California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	11,221,328

See Notes to Financial Statements

94

Principal Amount		Value

California: (continued)
$2,000,000	California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	$1,902,600
2,900,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	2,759,553
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 06/01/20 (c)	30,003
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 05/18/20 (c)	180,999
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 05/18/20 (c)	3,692,307
15,000	5.00%, 05/18/20 (c)	13,904
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	25,477
	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.,Series A (RB)
1,200,000	5.45%, 05/18/20 (c)	1,200,132
3,135,000	5.60%, 05/18/20 (c)	3,135,345
8,190,000	5.70%, 05/18/20 (c)	8,190,082
9,410,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 05/18/20 (c) ^	1,331,985
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 06/01/20 (c)	1,120,146
2,000,000	5.25%, 06/01/20 (c)	2,000,260
25,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 05/18/20 (c) ^	1,940,818
18,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 05/18/20 (c) ^	981,302
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	249,110
500,000	4.20%, 08/15/27 (c)	513,210
80,000	4.25%, 11/15/22 (c)	82,426
460,000	5.00%, 08/15/27 (c)	503,820
990,000	5.00%, 08/15/27 (c)	1,066,141
995,038	California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	958,292

Principal Amount		Value

California: (continued)
	California Municipal Finance Authority, California Baptist University, Series A (RB)
$500,000	5.50%, 11/01/25 (c)	$507,800
1,000,000	6.13%, 11/01/23 (c)	1,071,640
	California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	140,391
500,000	5.00%, 11/15/28 (c)	526,695
	California Municipal Finance Authority, CHF-Riverside II, LLC - UCR North District Phase I Student Housing Project (RB) (SBG)
1,250,000	5.00%, 11/15/29 (c)	1,294,912
1,700,000	5.00%, 11/15/29 (c)	1,763,886
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	282,713
200,000	5.00%, 07/01/27 (c)	227,304
	California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
500,000	5.00%, 10/01/27 (c)	437,085
500,000	5.00%, 10/01/27 (c)	447,265
500,000	5.00%, 10/01/27 (c)	468,680
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	316,874
2,900,000	5.63%, 03/01/25 (c)	2,589,091
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	1,829,880
650,000	3.25%, 06/30/28 (c)	608,556
975,000	3.50%, 06/30/28 (c)	911,479
3,895,000	4.00%, 06/30/28 (c)	3,537,828
3,405,000	5.00%, 06/30/28 (c)	3,534,492
2,040,000	5.00%, 06/30/28 (c)	2,176,823
2,490,000	5.00%, 06/30/28 (c)	2,597,443
500,000	5.00%, 06/30/28 (c)	552,410
500,000	5.00%, 06/30/28 (c)	554,230
200,000	5.00%, 06/30/28 (c)	214,294
1,035,000	5.00%, 06/30/28 (c)	1,129,868
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,660,096
230,000	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	242,956
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	479,180
1,000,000	5.00%, 07/01/28 (c)	918,210
130,000	5.00%, 07/01/28 (c)	124,600

See Notes to Financial Statements

95

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	$994,598
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,542,570
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	232,083
8,455,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	8,263,579
	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
1,000,000	7.00%, 07/01/22	540,000
10,500,000	7.50%, 07/01/22 (c)	5,670,000
7,000,000	7.50%, 12/01/29 (c)	1,120,000
6,635,000	8.00%, 07/01/27 (c)	3,582,900
7,650,000	California Pollution Control Financing Authority, Solid Waste Disposal, Rialto Bioenergy Facility LLC Project (RB) 7.50%, 12/01/24 (c)	6,830,379
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	225,000
4,900,000	5.00%, 07/01/27 (c)	3,675,000
345,000	5.00%, 07/01/27	258,750
485,000	5.00%, 07/01/27 (c)	363,750
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	375,768
2,000,000	California School Finance Authority, River Springs Charter School Project, Series A (RB) 6.38%, 07/01/25 (c)	2,122,580
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	229,953
250,000	5.25%, 06/01/26 (c)	229,730
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	980,630
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	237,823
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 06/01/20 (c)	1,521,705
Principal Amount		Value

California: (continued)
$375,000	5.75%, 06/01/20 (c)	$338,108
980,000	5.75%, 06/01/20 (c)	822,396
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 06/01/20 (c)	48,939
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	56,000
125,000	6.50%, 06/01/25 (c) (d) *	70,000
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA)
	5.00%, 09/02/28 (c)	1,078,540
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	415,153
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	457,405
435,000	5.00%, 06/01/29 (c)	417,422
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	78,116
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 05/18/20 (c)	1,031,048
1,100,000	5.00%, 06/01/26 (c)	1,173,458
1,595,000	5.00%, 06/01/26 (c)	1,609,610
350,000	5.00%, 06/01/26 (c)	385,392
1,740,000	5.25%, 12/01/24 (c)	1,776,070
7,380,000	5.25%, 06/01/26 (c)	7,386,937
1,000,000	5.25%, 06/01/28 (c)	998,270
7,940,000	5.50%, 12/01/24 (c)	8,094,751
6,500,000	5.50%, 06/01/28 (c)	6,596,590
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,130,000	5.00%, 06/01/26 (c)	3,076,790
125,000	5.75%, 01/15/23 (c)	125,328
3,170,000	California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,284,469
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 05/18/20 (c) ^	1,172,540

See Notes to Financial Statements

96

Principal Amount		Value

California: (continued)
$56,750,000	0.00%, 06/01/20 (c) ^	$2,240,490
3,175,000	6.00%, 06/01/20 (c)	3,183,382
900,000	6.00%, 06/01/20 (c)	906,894
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 06/01/20 (c)	120,124
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	57,181
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	531,345
500,000	5.00%, 09/01/26 (c)	533,565
500,000	5.00%, 09/01/26 (c)	544,865
1,150,000	5.00%, 09/01/27 (c)	1,257,674
1,840,000	5.00%, 09/01/27 (c)	1,981,441
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	263,413
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,016,030
1,800,000	4.00%, 09/01/23 (c)	1,812,888
250,000	4.00%, 09/01/23 (c)	261,448
230,000	4.00%, 09/01/23 (c)	242,972
250,000	4.00%, 09/01/23 (c)	263,040
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	795,517
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	113,274
3,235,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	3,406,811
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	899,304
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	483,825
155,000	5.00%, 09/01/27 (c)	172,078
135,000	5.00%, 09/01/27 (c)	149,301
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	215,790
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	241,072
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,131,052
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	915,590
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,392,001
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,061,100
2,000,000	5.00%, 09/01/27 (c)	2,159,120
1,100,000	5.00%, 09/01/27 (c)	1,219,746
Principal Amount		Value

California: (continued)
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
$1,000,000	5.75%, 01/15/24 (c)	$1,076,650
2,610,000	6.00%, 01/15/24 (c)	3,098,174
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	102,130
1,115,000	6.00%, 01/15/24 (c)	1,323,550
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	330,316
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	6,782,803
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,102,190
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,040,000	3.50%, 06/01/22 (c)	2,999,051
2,630,000	5.00%, 06/01/25	2,966,903
400,000	5.00%, 06/01/27	465,596
4,000,000	5.00%, 06/01/28 (c)	4,631,440
3,815,000	5.25%, 06/01/22 (c)	3,743,202
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	12,428,190
14,585,000	5.30%, 06/01/22 (c)	14,703,868
84,470,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 05/18/20 (c) ^	15,224,028
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	210,905
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 05/18/20 (c) ^	1,411,500
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 05/18/20 (c) ^	3,106,851
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 05/18/20 (c) ^	952,750
45,000,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 05/18/20 (c) ^	1,270,350
1,000,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,087,980

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$405,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	$429,729
49,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	51,943
	MSR Energy Authority, Series A (RB)
170,000	6.13%, 11/01/29	207,777
1,575,000	6.50%, 11/01/39	2,258,991
1,500,000	7.00%, 11/01/34	2,115,000
805,000	MSR Energy Authority, Series B (RB) 6.50%, 11/01/39	1,154,595
3,850,000	MSR Energy Authority, Series C (RB) 6.50%, 11/01/39	5,521,978
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,002,495
455,000	5.25%, 08/15/25 (c)	489,316
250,000	Palomar Health (RB) 5.00%, 11/01/26 (c)	279,413
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	113,081
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,059,970
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	813,517
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	183,449
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	524,955
500,000	5.00%, 09/01/26 (c)	527,955
500,000	5.00%, 09/01/26 (c)	536,620
3,000,000	5.50%, 09/01/22 (c)	3,155,190
	River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
1,000,000	4.00%, 09/01/26 (c)	900,190
750,000	5.00%, 09/01/26 (c)	791,460
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	538,750
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	529,947
345,000	5.00%, 09/01/26 (c)	372,203
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,328,822
	San Diego County, Area No. 2, Series A (ST)
635,000	4.00%, 09/01/26 (c)	624,624
665,000	4.00%, 09/01/26 (c)	660,212
Principal Amount		Value

California: (continued)
$300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	$327,495
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	93,677
105,000	0.00%, 01/15/36 ^	55,698
1,750,000	5.00%, 01/15/25 (c)	1,852,585
3,780,000	5.00%, 01/15/25 (c)	3,988,240
500,000	5.00%, 01/15/25 (c)	550,860
2,300,000	5.00%, 01/15/25 (c)	2,475,996
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	210,160
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,029,025
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	533,170
500,000	5.00%, 03/01/26 (c)	535,310
9,000,000	Silicon Valley Tobacco Securitization
	Authority, Series A (RB) 0.00%, 06/01/20 (c) ^	3,646,530
8,015,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 05/18/20 (c) ^	703,236
29,500,000	Silicon Valley Tobacco Securitization Authority, Series D (RB) 0.00%, 05/18/20 (c) ^	2,014,555
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 05/18/20 (c) ^	2,643,964
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,066,350
6,025,000	Tobacco Securitization Authority of Northern California, Series A-1 (RB) 5.50%, 05/18/20 (c)	5,957,219
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 05/18/20 (c) ^	1,108,320
2,085,000	Tobacco Securitization Authority of Southern California, Series A-1 (RB) 5.38%, 05/18/20 (c)	2,064,713
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 05/18/20 (c) ^	1,784,232
15,000,000	0.00%, 05/18/20 (c) ^	2,887,500
250,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	241,010
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 05/18/20 (c) ^	2,155,120

See Notes to Financial Statements

98

Principal Amount		Value

California: (continued)
	Tustin Community Facilities District, Series A (ST)
$100,000	5.00%, 09/01/25 (c)	$104,966
100,000	5.00%, 09/01/25 (c)	106,653
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	800,985
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21 (d) *	595,000
530,000	5.30%, 09/01/22 (c) (d) *	371,000
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	472,643
		346,869,013
Colorado: 3.4%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	476,080
750,000	5.13%, 12/01/23 (c)	692,565
2,010,000	Arkansas River Power Authority,
	Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,047,808
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	870,890
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	981,260
	Broadway Station Metropolitan District No. 3, Series A (GO)
1,000,000	5.00%, 06/01/24 (c)	835,040
500,000	5.00%, 06/01/24 (c)	440,950
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	429,975
500,000	5.00%, 12/01/20 (c)	454,720
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	429,975
500,000	5.00%, 12/01/22 (c)	458,310
500,000	5.00%, 12/01/22 (c)	489,075
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	4,837,868
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,573,382
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	992,710
1,000,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	859,360

Principal Amount		Value

Colorado: (continued)
$500,000	Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	$447,720
1,750,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	1,489,320
	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB)
105,000	5.00%, 01/01/24 (c)	97,908
500,000	5.00%, 01/01/26 (c)	468,725
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
3,120,000	4.00%, 08/01/29 (c)	3,111,202
1,400,000	4.00%, 08/01/29 (c)	1,363,264
1,000,000	4.00%, 08/01/29 (c)	1,006,600
270,000	4.00%, 08/01/29 (c)	270,292
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
14,960,000	4.00%, 08/01/29 (c)	14,287,099
2,420,000	5.00%, 08/01/29 (c)	2,587,391
1,700,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 06/01/20 (c)	1,308,184
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,100,000	5.75%, 11/01/25 (c)	1,642,662
1,835,000	6.00%, 11/01/25 (c)	1,471,890
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	658,073
2,650,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	2,578,185
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	232,215
350,000	5.00%, 12/31/24 (c)	330,873
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,243,925
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	501,915
500,000	5.75%, 12/01/20 (c)	493,385
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	436,545
500,000	5.75%, 12/01/26 (c)	426,185
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	947,560
1,500,000	5.75%, 12/01/23 (c)	1,381,935

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Colorado: (continued)
	Dominion Water and Sanitation District (RB)
$3,500,000	5.75%, 12/01/21 (c)	$3,594,010
500,000	6.00%, 12/01/21 (c)	515,830
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	251,243
310,000	5.50%, 12/01/22 (c)	313,091
250,000	5.50%, 12/01/22 (c)	255,030
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
945,000	4.50%, 11/01/25 (c)	873,860
2,345,000	5.25%, 11/01/25 (c)	2,192,927
1,865,000	5.50%, 11/01/25 (c)	1,747,020
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	986,290
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	378,960
500,000	6.00%, 12/15/23 (c)	379,480
	Mirabelle Metropolitan District No. 2, Series A (GO) (SAW)
1,000,000	5.00%, 03/01/25 (c)	847,720
700,000	5.00%, 03/01/25 (c)	624,372
	Painted Prairie Public Improvement Authority (RB)
1,500,000	5.00%, 12/01/24 (c)	1,276,995
1,000,000	5.00%, 12/01/24 (c)	901,490
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	886,940
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	485,420
	STC Metropolitan District No. 2, Series A (GO)
1,000,000	5.00%, 12/01/24 (c)	881,180
2,000,000	5.00%, 12/01/24 (c)	1,871,200
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	4,421,450
500,000	5.00%, 12/01/22 (c)	460,730
1,000,000	5.00%, 12/01/22 (c)	978,760
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	481,410
500,000	5.38%, 12/01/23 (c)	479,250
1,500,000	5.50%, 12/01/23 (c)	1,401,900
		87,139,579
Connecticut: 0.3%
630,000	Bridgeport Housing Authority,Energy Performance Equipment (RB) 5.60%, 05/11/20 (c)	623,278
	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
1,500,000	5.00%, 09/01/26 (c)	1,307,925
1,000,000	5.00%, 09/01/26 (c)	888,910
Principal Amount		Value

Connecticut: (continued)
$120,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	$106,315
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/21 (c)	238,396
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	937,487
655,000	4.50%, 07/01/22 (c)	643,636
380,000	5.00%, 07/01/22 (c)	384,362
470,000	5.00%, 07/01/22 (c)	472,571
100,000	5.00%, 07/01/22 (c)	100,909
	Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG)
250,000	4.00%, 07/01/29 (c)	209,130
250,000	4.00%, 07/01/29 (c)	214,503
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	678,163
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	255,618
1,000,000	6.25%, 02/01/26 (c)	1,047,410
	Town of Hamden (RB)
250,000	5.00%, 01/01/26 (c)	205,725
500,000	5.00%, 01/01/26 (c)	435,915
		8,750,253
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	444,090
250,000	5.00%, 06/01/26 (c)	235,745
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	274,172
		954,007
District of Columbia: 1.2%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
56,020,000	0.00%, 05/18/20 (c) ^	5,704,517
64,055,000	0.00%, 06/01/20 (c) ^	10,751,632
49,000	6.50%, 05/15/33	50,610
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
180,000	5.00%, 07/01/24 (c)	155,120
250,000	5.00%, 07/01/24 (c)	232,705
395,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	365,347

See Notes to Financial Statements

100

Principal Amount		Value

District of Columbia: (continued)
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
$825,000	0.00%, 10/01/37 ^	$390,539
1,895,000	5.00%, 04/01/22 (c)	1,937,656
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	2,613,058
250,000	4.00%, 10/01/29 (c)	253,108
7,750,000	4.00%, 10/01/29 (c)	7,584,072
245,000	6.50%, 10/01/28 (c)	296,737
		30,335,101
Florida: 5.0%
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	606,976
1,000,000	6.25%, 11/15/24 (c)	748,410
300,000	Alachua County, Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	321,171
1,005,000	Alachua County, Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.13%, 11/15/21 (c)	681,722
295,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	225,191
	Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG)
500,000	5.00%, 07/15/26 (c)	452,780
250,000	5.00%, 07/15/26 (c)	235,750
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	5.13%, 01/01/29 (c)	454,240
500,000	5.25%, 01/01/29 (c)	438,080
500,000	5.38%, 01/01/29 (c)	440,410
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	440,955
1,000,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	689,760
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
315,000	7.00%, 12/01/25 (c)	173,250
750,000	7.13%, 12/01/25 (c)	412,500
6,000,000	Capital Trust Agency, Provision CARES Proton Therapy Center, Orlando Project, Series A (RB) 7.50%, 06/01/28 (c)	6,108,000
Principal Amount		Value

Florida: (continued)
$1,000,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) (AMBAC) 7.50%, 05/21/20 (c)	$762,650
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	587,720
650,000	7.00%, 07/01/27 (c)	383,871
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
750,000	6.75%, 04/01/24 (c)	546,862
500,000	7.00%, 04/01/22 (c)	363,160
190,000	7.00%, 04/01/24 (c)	133,694
500,000	7.00%, 04/01/24 (c)	365,000
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,032,074
10,775,000	5.25%, 12/01/28 (c)	9,146,790
2,500,000	5.25%, 12/01/28 (c)	2,233,150
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	577,155
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	235,072
300,000	5.00%, 06/01/25 (c)	314,337
460,000	5.00%, 06/01/25 (c)	487,977
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
590,000	7.00%, 05/15/24 (d) *	472,000
460,000	8.13%, 05/15/24 (c) (d) *	368,000
	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW)
1,595,000	4.00%, 02/15/30 (c)	1,561,393
500,000	5.00%, 02/15/30 (c)	561,175
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
500,000	4.75%, 07/15/26 (c)	434,835
1,000,000	6.13%, 06/15/27 (c)	923,790
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	329,857
695,000	6.00%, 06/15/24 (c)	599,570
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,025,280
500,000	6.00%, 06/15/25 (c)	515,690
2,000,000	6.13%, 06/15/22 (c)	1,971,880
685,000	6.13%, 06/15/25 (c)	700,228

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
$14,400,000	6.25%, 06/01/20 (c) (p)	$12,573,360
16,695,000	6.38%, 06/01/20 (c) (p)	14,306,947
23,625,000	6.50%, 06/01/20 (c) (p)	20,046,521
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A-1 (RB)
750,000	4.50%, 06/01/28 (c)	628,545
1,750,000	4.75%, 06/01/28 (c)	1,411,060
750,000	5.00%, 06/01/28 (c)	589,575
	FRERC Community Development District (AGM) (SA)
500,000	5.38%, 11/01/29 (c)	462,870
500,000	5.50%, 11/01/29 (c)	458,300
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
330,000	6.00%, 04/01/28 (c)	193,080
610,000	6.25%, 04/01/28 (c)	341,393
1,500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	1,226,085
1,475,000	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	1,334,860
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 06/01/20 (c)	276,996
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
420,000	4.25%, 06/01/20 (c)	420,244
380,000	5.00%, 11/15/24 (c)	401,432
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	255,588
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,900,000	5.00%, 06/01/25 (c)	1,571,737
1,390,000	5.00%, 06/01/25 (c)	1,092,679
665,000	5.00%, 06/01/25 (c)	621,915
4,000,000	5.00%, 06/01/25 (c)	3,470,200
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	519,495
500,000	5.00%, 10/01/25 (c)	525,160
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,034,100
545,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	552,139
Principal Amount		Value

Florida: (continued)
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
$1,650,000	4.25%, 05/01/23 (c)	$1,671,615
1,480,000	5.00%, 05/01/23 (c)	1,494,711
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	175,954
	Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
200,000	5.00%, 08/01/27 (c)	206,578
200,000	5.00%, 08/01/27 (c)	209,194
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	133,500
500,000	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB) 5.00%, 05/15/23 (c)	490,085
310,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	320,360
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,204,200
1,000,000	5.00%, 04/01/29 (c)	931,620
190,000	Palm Cost Park Community Development District (SA) 5.70%, 06/01/20 (c)	188,604
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	374,310
250,000	5.75%, 11/15/26 (c)	188,730
600,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	517,518
375,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 06/01/20 (c)	376,373
820,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	844,592
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	244,206
2,440,000	3.63%, 05/01/26 (c)	2,391,176
2,445,000	3.88%, 05/01/26 (c)	2,294,853
995,000	4.25%, 05/01/28 (c)	990,115
1,245,000	4.38%, 05/01/28 (c)	1,245,411

See Notes to Financial Statements

102

Principal Amount		Value

Florida: (continued)
	Village Community Development District No. 13 (SA)
$250,000	3.00%, 05/01/29	$238,280
250,000	3.38%, 05/01/29 (c)	233,900
250,000	3.55%, 05/01/29 (c)	230,423
4,730,000	3.70%, 05/01/29 (c)	4,246,878
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	677,980
		127,497,852
Georgia: 1.0%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,750,000	6.50%, 01/01/28 (c)	1,831,585
2,725,000	6.75%, 01/01/28 (c)	2,797,458
6,000,000	7.00%, 01/01/28 (c)	6,173,880
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,010,360
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	727,459
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	716,410
1,000,000	6.00%, 07/01/23 (c)	790,850
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	756,690
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	225,363
1,000,000	6.25%, 12/01/24 (c)	839,320
1,000,000	6.50%, 12/01/24 (c)	857,460
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	408,205
500,000	5.00%, 04/01/26 (c)	421,915
416,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	460,325
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	231,515
500,000	5.88%, 06/15/27 (c)	448,130
1,000,000	6.00%, 06/15/27 (c)	894,820
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	440,995
750,000	5.00%, 11/01/27 (c)	698,640

Principal Amount		Value

Georgia: (continued)
$375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	$380,576
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	848,460
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,652,764
	White County Development Authority, Truett McConnell University Project, Series A (RB)
500,000	5.13%, 10/01/26 (c)	413,725
500,000	5.25%, 10/01/26 (c)	395,620
		26,422,525
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
635,000	5.00%, 10/01/21	627,209
200,000	6.25%, 10/01/23 (c)	201,572
	Guam Government, Business Privilege Tax, Series A (RB)
500,000	5.00%, 01/01/22 (c)	504,230
1,390,000	5.13%, 01/01/22 (c)	1,342,698
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,250,586
330,000	5.00%, 01/01/22 (c)	313,536
	Guam Government, Business Privilege Tax, Series D (RB)
235,000	4.00%, 11/15/25 (c)	191,151
585,000	5.00%, 11/15/25 (c)	562,542
500,000	5.00%, 11/15/25 (c)	498,340
1,100,000	5.00%, 11/15/25 (c)	1,082,642
1,100,000	Guam Government, Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,115,708
620,000	Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	571,522
	Guam Government, Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,377,819
500,000	5.25%, 07/01/23 (c)	511,215
3,530,000	5.50%, 07/01/23 (c)	3,596,540
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	349,123
500,000	5.00%, 10/01/27 (c)	507,155
		14,603,588
Hawaii: 0.3%
	Kuakini, Hawaii Health System, Series A (RB)
985,000	6.30%, 06/01/20 (c)	987,847
1,675,000	6.38%, 06/01/20 (c)	1,675,452

See Notes to Financial Statements

103

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Hawaii: (continued)
	State of Hawaii, Department of Budget and Finance, Series A (RB)
$1,400,000	6.25%, 07/01/23 (c)	$1,445,472
2,085,000	6.63%, 07/01/23 (c)	2,129,577
2,000,000	6.88%, 07/01/23 (c)	2,032,240
		8,270,588
Idaho: 0.1%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	442,665
1,135,000	5.00%, 09/01/26 (c)	1,210,409
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	67,902
900,000	7.38%, 10/01/24 (c)	609,660
1,775,000	8.00%, 10/01/24 (c)	1,200,095
		3,530,731
Illinois: 12.4%
	Chicago Board of Education, Series A (GO)
660,000	0.00%, 12/01/27 ^	504,082
390,000	0.00%, 12/01/28 ^	285,258
55,000	0.00%, 12/01/30 ^	36,641
6,175,000	5.00%, 12/01/21 (c)	5,823,519
15,245,000	5.00%, 12/01/22 (c)	14,296,456
300,000	5.00%, 12/01/23	332,538
100,000	5.00%, 12/01/25	115,681
250,000	5.00%, 12/01/28 (c)	245,950
250,000	5.00%, 12/01/28 (c)	292,500
435,000	5.25%, 12/01/21 (c)	415,003
5,730,000	5.50%, 12/01/21 (c)	5,662,558
145,000	5.50%, 12/01/25	156,881
175,000	5.50%, 12/01/26	191,020
355,000	5.50%, 12/01/26	383,230
5,200,000	7.00%, 12/01/25 (c)	5,843,448
14,020,000	7.00%, 12/01/25 (c)	15,111,878
1,250,000	7.00%, 12/01/27 (c)	1,373,487
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	131,708
1,725,000	5.00%, 12/01/22 (c)	1,692,673
1,105,000	5.00%, 12/01/22 (c)	1,087,099
1,500,000	5.00%, 12/01/27	1,524,480
200,000	5.00%, 12/01/29 (c)	196,760
1,100,000	6.50%, 12/01/26 (c)	1,166,594
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	510,045
2,000,000	5.00%, 12/01/27	2,032,640
6,250,000	5.00%, 12/01/27 (c)	6,278,500
250,000	5.00%, 12/01/27 (c)	245,315
5,485,000	5.25%, 12/01/24 (c)	5,437,884
4,430,000	5.25%, 12/01/24 (c)	4,270,520
1,160,000	6.00%, 12/01/24 (c)	1,204,022
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	690,555
Principal Amount		Value

Illinois: (continued)
$2,190,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	$2,161,815
2,000,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20 (c)	1,996,220
8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	7,826,290
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	420,996
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	152,610
300,000	0.00%, 12/01/23 ^	267,339
355,000	0.00%, 12/01/25 ^	293,652
1,160,000	0.00%, 12/01/29 ^	810,318
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	429,215
180,000	0.00%, 12/01/22 ^	166,046
1,165,000	0.00%, 12/01/24 ^	1,001,166
1,650,000	0.00%, 12/01/25 ^	1,364,863
1,285,000	0.00%, 12/01/26 ^	1,021,742
950,000	0.00%, 12/01/27 ^	725,572
690,000	0.00%, 12/01/28 ^	504,687
645,000	0.00%, 12/01/29 ^	450,565
1,025,000	0.00%, 12/01/30 ^	682,855
520,000	0.00%, 12/01/31 ^	329,118
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
345,000	5.00%, 06/01/21	358,579
100,000	5.00%, 06/01/26	118,318
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	139,893
375,000	0.00%, 01/01/33 ^	208,988
290,000	0.00%, 01/01/34 ^	153,158
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	918,440
500,000	5.00%, 12/01/20 (c)	502,545
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	240,852
910,000	5.25%, 01/01/25 (c)	923,186
945,000	5.25%, 01/01/25 (c)	962,974
3,980,000	5.50%, 01/01/25 (c)	4,026,566
855,000	5.50%, 01/01/25 (c)	876,495
115,000	5.50%, 01/01/25 (c)	118,271
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,648,289
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	96,064
905,000	4.63%, 01/01/21 (c)	879,361
2,160,000	5.00%, 01/01/21 (c)	2,082,283

See Notes to Financial Statements

104

Principal Amount		Value

Illinois: (continued)
$865,000	5.00%, 01/01/22 (c)	$860,390
1,015,000	5.00%, 01/01/22 (c)	1,014,898
395,000	5.00%, 01/01/23	401,964
640,000	5.00%, 01/01/24 (c)	636,147
1,920,000	5.00%, 01/01/24 (c)	1,896,730
2,935,000	5.00%, 01/01/24 (c)	2,879,411
200,000	5.00%, 01/01/27	204,142
1,000,000	5.00%, 01/01/27	1,020,710
3,775,000	5.00%, 01/01/29	3,839,590
2,000,000	5.00%, 01/01/29 (c)	1,874,780
2,110,000	5.25%, 01/01/21 (c)	2,097,720
280,000	5.25%, 01/01/24 (c)	282,335
150,000	5.25%, 01/01/24 (c)	151,745
1,120,000	5.25%, 01/01/24 (c)	1,123,808
600,000	5.25%, 01/01/24 (c)	600,996
1,150,000	5.25%, 01/01/24 (c)	1,167,560
880,000	5.38%, 01/01/25 (c)	901,164
605,000	5.50%, 01/01/25 (c)	609,380
475,000	5.50%, 01/01/25 (c)	482,733
1,320,000	5.50%, 01/01/25 (c)	1,344,288
500,000	5.63%, 01/01/27 (c)	518,610
1,000,000	5.63%, 01/01/27 (c)	1,046,990
1,000,000	5.75%, 01/01/27 (c)	1,032,090
1,180,000	5.75%, 01/01/27 (c)	1,221,477
6,505,000	6.00%, 01/01/27 (c)	6,771,900
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	885,338
	City of Chicago, Series C (GO)
695,000	0.00%, 01/01/30 ^	433,791
195,000	0.00%, 01/01/32 ^	108,779
195,000	5.00%, 01/01/22 (c)	196,776
1,800,000	5.00%, 01/01/22 (c)	1,819,674
415,000	5.00%, 01/01/22	420,640
110,000	5.00%, 01/01/22 (c)	111,129
1,110,000	5.00%, 01/01/24	1,135,008
1,760,000	5.00%, 01/01/25	1,803,824
2,600,000	5.00%, 01/01/26 (c)	2,517,658
250,000	5.00%, 01/01/26 (c)	256,430
380,000	5.00%, 01/01/26	389,055
	City of Chicago, Series D (GO)
1,045,000	5.50%, 01/01/25 (c)	1,057,226
1,135,000	5.50%, 01/01/25 (c)	1,142,423
520,000	5.50%, 01/01/25 (c)	529,568
2,715,000	5.50%, 01/01/25 (c)	2,759,200
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	913,513
915,000	5.50%, 01/01/25 (c)	929,228
285,000	City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	289,432
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,260,455
	City of Harvey, Series A (GO)
465,000	5.50%, 06/01/20 (c) (d) *	318,525
3,600,000	5.63%, 06/01/20 (c) (d) *	2,466,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	635,950
Principal Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Admiral Lake Project (RB)
$1,020,000	5.00%, 05/15/24 (c)	$899,977
390,000	5.13%, 05/15/24 (c)	333,528
1,300,000	5.25%, 05/15/24 (c)	1,035,515
300,000	5.50%, 05/15/24 (c)	248,871
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 06/01/20 (c)	13,578
	Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	804,380
1,000,000	5.00%, 07/01/25 (c)	883,080
1,000,000	5.00%, 07/01/25 (c)	939,160
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
615,000	4.75%, 05/15/23 (c)	555,462
230,000	5.13%, 05/15/23 (c)	200,905
750,000	5.25%, 05/15/23 (c)	658,897
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c)	5,791,350
2,560,000	5.00%, 02/15/27	2,310,118
8,630,000	5.13%, 02/15/27 (c)	6,186,761
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	93,662
250,000	Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/29 (c)	257,910
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	508,480
	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
450,000	5.00%, 11/01/26 (c)	399,272
550,000	5.00%, 11/01/26 (c)	467,016
500,000	5.00%, 11/01/26 (c)	482,775
250,000	5.00%, 11/01/26 (c)	239,173
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	847,600
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,544,706
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,034,890
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 06/01/20 (c)	542,942
230,000	6.24%, 06/01/20 (c)	164,250
315,000	6.33%, 06/01/20 (c)	215,561
535,000	6.44%, 06/01/20 (c)	363,533
537,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	534,729

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$475,000	Illinois Finance Authority, Roosevelt University (RB) 5.50%, 06/01/20 (c)	$475,123
	Illinois Finance Authority, Roosevelt University, Series A (RB)
1,500,000	6.00%, 10/01/28 (c)	1,566,135
6,200,000	6.13%, 10/01/28 (c)	6,364,238
8,000,000	6.13%, 10/01/28 (c)	8,262,640
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	247,600
525,000	5.00%, 08/15/25 (c)	551,171
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	102,986
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,403,617
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	535,647
1,000,000	5.00%, 06/15/24 (c)	1,065,530
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	605,329
555,000	0.00%, 06/15/30 ^	379,182
475,000	0.00%, 12/15/30 ^	316,526
125,000	0.00%, 06/15/31 ^	80,989
190,000	0.00%, 06/15/34 ^	105,370
590,000	0.00%, 12/15/34 ^	319,007
185,000	0.00%, 06/15/37 ^	86,841
115,000	0.00%, 06/15/39 ^	48,146
1,500,000	0.00%, 06/15/40 ^	592,095
3,000,000	4.00%, 12/15/29 (c)	2,523,960
3,210,000	5.00%, 06/15/22 (c)	3,029,694
250,000	5.00%, 12/15/27 (c)	225,158
450,000	5.50%, 06/15/20 (c)	452,115
1,400,000	5.50%, 12/15/25 (c)	1,374,142
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	812,862
740,000	0.00%, 12/15/54 ^	96,355
290,000	5.00%, 06/15/22 (c)	290,560
1,450,000	5.00%, 06/15/22 (c)	1,454,509
3,765,000	5.00%, 06/15/22 (c)	3,723,321
335,000	5.00%, 12/15/22	340,718
410,000	5.70%, 06/15/23	440,102
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
3,500,000	5.00%, 06/15/20 (c)	3,514,455
425,000	5.20%, 06/15/20 (c)	426,853
265,000	5.25%, 06/15/20 (c)	266,171
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	306,732
Principal Amount		Value

Illinois: (continued)
$230,000	Southwestern Illinois Development Authority (RB) 5.35%, 06/01/20 (c)	$145,631
445,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	371,740
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	81,147
175,000	3.50%, 06/01/26 (c)	153,536
935,000	3.50%, 06/01/26 (c)	842,248
150,000	4.00%, 08/01/22 (c)	142,352
500,000	4.00%, 01/01/26 (c)	451,350
360,000	4.00%, 06/01/26 (c)	320,562
1,000,000	4.00%, 06/01/26 (c)	895,930
460,000	4.00%, 06/01/26 (c)	402,758
270,000	4.00%, 06/01/26 (c)	239,012
220,000	4.00%, 06/01/26 (c)	198,374
160,000	4.13%, 03/01/22 (c)	148,622
485,000	4.13%, 11/01/26 (c)	440,317
155,000	5.00%, 06/01/20 (c)	154,061
505,000	5.00%, 07/01/21	506,091
1,020,000	5.00%, 02/01/22	1,022,448
1,000,000	5.00%, 02/01/22	1,002,400
100,000	5.00%, 03/01/22 (c)	94,993
305,000	5.00%, 03/01/22 (c)	285,934
140,000	5.00%, 03/01/22 (c)	138,200
250,000	5.00%, 03/01/22 (c)	239,218
55,000	5.00%, 06/01/22	54,995
100,000	5.00%, 07/01/22	99,972
1,465,000	5.00%, 08/01/22	1,464,326
1,830,000	5.00%, 08/01/22 (c)	1,814,756
335,000	5.00%, 05/01/23	333,744
250,000	5.00%, 07/01/23	248,918
1,100,000	5.00%, 02/01/24 (c)	1,086,283
350,000	5.00%, 02/01/24 (c)	341,075
375,000	5.00%, 02/01/24 (c)	367,605
1,915,000	5.00%, 02/01/24	1,902,763
1,105,000	5.00%, 02/01/24	1,097,939
585,000	5.00%, 04/01/24 (c)	569,550
2,000,000	5.00%, 04/01/24 (c)	1,930,220
175,000	5.00%, 05/01/24 (c)	165,720
1,025,000	5.00%, 05/01/24 (c)	997,489
100,000	5.00%, 05/01/24 (c)	93,966
275,000	5.00%, 05/01/24 (c)	263,769
2,005,000	5.00%, 05/01/24 (c)	1,940,860
2,750,000	5.00%, 02/01/26	2,695,770
800,000	5.00%, 06/01/26 (c)	778,064
1,040,000	5.00%, 06/01/26 (c)	1,006,418
125,000	5.00%, 06/01/26	122,290
510,000	5.25%, 07/01/23 (c)	500,881
550,000	5.25%, 07/01/23 (c)	541,018
290,000	5.25%, 07/01/23 (c)	279,311
700,000	5.25%, 02/01/24 (c)	687,918
560,000	5.50%, 07/01/23 (c)	541,246
1,165,000	5.50%, 07/01/23 (c)	1,170,778
	State of Illinois, Series A (GO)
100,000	4.00%, 01/01/22 (c)	90,973
320,000	4.00%, 01/01/22 (c)	302,285

See Notes to Financial Statements

106

Principal Amount		Value

Illinois: (continued)
$190,000	4.00%, 01/01/22 (c)	$185,545
110,000	5.00%, 04/01/23 (c)	102,592
100,000	5.00%, 12/01/27 (c)	94,548
270,000	5.00%, 05/01/28 (c)	250,660
365,000	5.00%, 05/01/28 (c)	338,158
1,000,000	5.00%, 05/01/28 (c)	937,150
215,000	5.25%, 05/01/22	216,026
6,425,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	6,189,845
	State of Illinois, Series D (GO)
1,755,000	3.25%, 11/01/26	1,678,131
3,270,000	5.00%, 11/01/23	3,252,375
1,225,000	5.00%, 11/01/25	1,205,045
1,690,000	5.00%, 11/01/26	1,649,440
16,275,000	5.00%, 11/01/27 (c)	15,728,648
8,070,000	5.00%, 11/01/27	7,828,061
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	437,425
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	330,818
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 06/01/20 (c)	1,109,564
4,260,000	5.50%, 06/01/24 (c)	4,165,385
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	62,651
245,000	0.00%, 01/01/31 ^	153,995
540,000	0.00%, 01/01/33 ^	303,183
		318,690,467
Indiana: 0.9%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	278,979
2,225,000	6.88%, 01/15/24 (c)	2,054,721
	Barrington of Carmel Project, Series A (RB)
829,307	7.13%, 11/15/22 (c)	8,293
1,179,274	7.13%, 11/15/22 (c)	11,793
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	169,231
730,000	6.00%, 10/01/22 (c)	569,327
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	887,700
800,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	815,672
200,000	County of Knox, Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	204,226
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	523,435
	Indiana Finance Authority, Earlham College Project (RB)
1,105,000	5.00%, 10/01/23 (c)	1,039,694
50,000	5.00%, 10/01/23 (c)	49,978
Principal Amount		Value

Indiana: (continued)
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
$765,000	5.13%, 08/15/20 (c)	$770,875
725,000	5.50%, 08/15/20 (c)	727,994
600,000	5.50%, 08/15/20 (c)	605,334
250,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB) 5.00%, 07/01/23 (c)	257,553
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,315,000	5.00%, 06/01/22 (c)	2,352,434
1,620,000	5.00%, 06/01/22 (c)	1,650,553
11,000,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	8,876,340
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	267,318
1,315,000	6.00%, 06/01/20 (c)	1,173,782
500,000	Town of Chesterton, Economic Development, StoryPoint Chesterton Project, Series A (RB) 6.38%, 01/15/24 (c)	432,755
		23,727,987
Iowa: 1.5%
25,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	23,344
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,160,970
5,195,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	5,209,858
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,111,489
4,960,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	4,580,957
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
875,000	4.00%, 10/01/25	866,862
3,615,000	5.00%, 10/01/25 (c)	3,291,277
990,000	5.00%, 10/01/25 (c)	952,746
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/20 (c)	181,672
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 06/01/20 (c)	3,219,635
5,585,000	5.50%, 06/01/20 (c)	5,636,885
4,650,000	5.63%, 06/01/20 (c)	4,693,198
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 06/01/20 (c) ^	143,848
		39,072,741

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Kansas: 0.4%
$255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	$230,607
250,000	City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	224,315
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,224,000
950,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	829,074
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
405,000	5.00%, 09/01/25 (c)	367,396
3,500,000	5.75%, 09/01/25 (c)	2,920,855
2,125,000	6.00%, 09/01/25 (c)	1,756,397
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	3,847,600
		11,400,244
Kentucky: 0.8%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,053,770
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
650,000	5.50%, 11/15/26 (c)	459,160
780,000	6.00%, 11/15/26 (c)	487,734
575,000	6.25%, 11/15/26 (c)	346,622
750,000	6.38%, 11/15/26 (c)	453,840
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	200,045
350,000	5.00%, 05/15/26 (c)	302,582
545,000	5.00%, 05/15/26 (c)	494,511
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
400,000	5.38%, 11/15/22 (c)	384,312
250,000	5.50%, 11/15/22 (c)	226,523
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	6,687,788
1,585,000	5.00%, 07/01/25 (c)	1,569,610
1,525,000	5.00%, 07/01/25 (c)	1,452,608
Principal Amount		Value

Kentucky: (continued)
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
$175,000	5.00%, 06/01/26	$196,028
990,000	5.00%, 06/01/27 (c)	1,047,628
750,000	5.25%, 06/01/27 (c)	805,095
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	530,420
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
515,000	5.50%, 11/15/25 (c)	434,773
500,000	5.75%, 11/15/25 (c)	404,485
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	294,373
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	340,863
	Louisville and Jefferson County, Metro Government, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	162,387
220,000	5.00%, 06/01/22 (c)	238,168
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,222,721
		19,796,046
Louisiana: 0.8%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	529,660
1,000,000	5.00%, 12/01/29 (c)	1,086,350
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	527,970
2,235,000	4.00%, 12/01/28 (c)	2,522,510
100,000	5.00%, 12/01/25	118,521
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	502,095
290,000	6.25%, 07/01/21 (c)	294,159
3,490,000	6.38%, 07/01/21 (c)	3,536,557
345,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 06/01/20 (c)	290,921
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.63%, 06/01/25 (c)	829,320

See Notes to Financial Statements

108

Principal Amount		Value

Louisiana: (continued)
$175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	$113,775
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	997,440
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB) 5.00%, 01/01/26 (c)	765,980
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	430,580
500,000	5.00%, 07/01/29 (c)	458,935
5,215,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	4,862,831
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	530,551
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	500,030
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	400,024
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
Principal Amount		Value

Louisiana: (continued)
$350,000	Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	$357,161
		19,655,423
Maine: 0.5%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	3,603,645
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	207,166
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,405,981
530,000	4.00%, 07/01/26 (c)	522,707
645,000	5.00%, 07/01/26 (c)	671,716
1,000,000	5.00%, 07/01/26 (c)	1,051,400
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	77,387
1,735,000	6.00%, 07/01/21 (c)	1,797,026
2,220,000	6.75%, 07/01/21 (c)	2,287,066
50,000	6.95%, 07/01/21 (c)	51,623
55,000	7.50%, 07/01/21 (c)	57,499
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 06/01/20 (c)	1,937,120
		13,670,336
Maryland: 1.2%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	877,310
	City of Baltimore, Convention Center Hotel (RB)
915,000	5.00%, 09/01/27 (c)	791,978
1,425,000	5.00%, 09/01/27 (c)	1,233,238
5,115,000	5.00%, 09/01/27 (c)	4,428,720
655,000	5.00%, 09/01/27 (c)	566,791
400,000	5.00%, 09/01/27 (c)	346,156
500,000	5.00%, 09/01/27 (c)	432,800
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	482,935
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	230,760
2,000,000	Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	1,793,700
2,600,000	Frederick County, Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,604,680

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: (continued)
$500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	$443,740
5,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	5,812,768
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	95,037
470,000	4.38%, 01/01/27 (c)	419,405
530,000	4.50%, 01/01/27 (c)	458,948
150,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB) 5.00%, 11/30/21 (c)	147,923
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	400,476
250,000	5.00%, 07/01/26 (c)	269,998
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	221,239
145,000	4.25%, 07/01/25 (c)	150,114
1,500,000	5.00%, 07/01/25 (c)	1,571,835
500,000	5.00%, 07/01/25 (c)	531,280
625,000	5.00%, 07/01/25 (c)	677,200
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	890,710
1,000,000	5.00%, 11/01/24 (c)	911,880
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	861,220
1,000,000	5.25%, 04/01/27 (c)	915,980
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	465,380
500,000	5.00%, 01/01/26 (c)	461,105
		29,495,306
Massachusetts: 0.8%
	Collegiate Charter School of Lowell (RB)
500,000	5.00%, 06/15/26 (c)	425,450
365,000	5.00%, 06/15/26 (c)	328,861
	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
285,000	4.00%, 07/01/25 (c)	272,206
2,105,000	5.00%, 07/01/25 (c)	2,198,062
500,000	Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	526,135

Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
$445,000	5.00%, 07/01/22 (c)	$485,210
1,035,000	5.00%, 10/01/26 (c)	1,079,546
100,000	Massachusetts Development Finance Agency, Lasell College Issue (RB) 6.00%, 07/01/21 (c)	100,891
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
2,000,000	5.00%, 07/01/27 (c)	1,911,980
1,900,000	5.00%, 07/01/27 (c)	1,805,323
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	376,674
550,000	5.50%, 07/01/24 (c)	582,565
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	435,540
500,000	5.13%, 11/15/25 (c)	423,590
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
5,160,000	5.00%, 10/01/22 (c)	4,676,921
1,000,000	5.00%, 10/01/22 (c)	929,590
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	837,841
825,000	5.00%, 10/01/28 (c)	750,016
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	521,684
190,000	5.00%, 07/01/26 (c)	205,533
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	271,431
550,000	4.00%, 07/01/27 (c)	505,048
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,531,593
		21,181,690
Michigan: 0.8%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	306,460
180,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	181,850

See Notes to Financial Statements

110

Principal Amount		Value

Michigan: (continued)
$425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	$447,942
2,630,000	Dearborn Economic Development Corp., Henry Ford Village, Inc. Project (RB) 7.00%, 06/01/20 (c)	1,949,987
120,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 06/01/20 (c)	117,089
500,000	Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	493,120
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	404,170
500,000	5.00%, 11/01/24 (c)	412,200
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	1,783,760
900,000	5.25%, 02/01/27 (c)	901,440
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
785,000	4.75%, 11/15/25	786,123
250,000	5.25%, 11/15/25 (c)	251,065
300,000	5.50%, 11/15/25 (c)	299,586
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	118,107
3,020,000	5.00%, 07/01/24 (c)	3,165,051
215,000	5.00%, 07/01/24 (c)	226,700
165,000	5.00%, 07/01/24 (c)	179,578
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	846,007
1,030,000	6.75%, 07/01/24 (c)	1,004,744
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 06/01/20 (c)	1,000,030
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	101,695
500,000	Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB) 5.00%, 07/01/24 (c)	392,595
	Michigan Strategic Fund, Evangelical Homes Project (RB)
1,735,000	5.25%, 06/01/22 (c)	1,707,518
2,000,000	5.50%, 06/01/22 (c)	1,937,020
700,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	766,717
285,000	Michigan Tobacco Settlement Finance Authority, Series A (RB) 5.13%, 05/18/20 (c)	285,177
Principal Amount		Value

Michigan: (continued)
$1,455,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 05/18/20 (c) ^	$89,977
1,000,000	Waterford Township Economic Development Corp., Canterbury Health Care, Inc. Project, Series A (RB) 5.00%, 07/01/24 (c)	802,890
		20,958,598
Minnesota: 1.0%
135,000	Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	137,915
500,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	464,660
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	585,480
1,015,000	5.00%, 01/01/22 (c)	613,070
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	2,564,782
940,000	4.50%, 09/01/23 (c)	829,531
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	445,435
750,000	5.00%, 06/01/23 (c)	677,842
350,000	5.00%, 06/01/23 (c)	332,794
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,089,786
1,055,000	6.13%, 07/01/25 (c)	817,245
400,000	6.13%, 07/01/25 (c)	316,004
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	233,512
250,000	5.50%, 07/01/25 (c)	244,453
500,000	5.75%, 07/01/25 (c)	498,595
	City of Crookston, Health Care Facilities, Riverview Health Project (RB)
2,000,000	5.00%, 05/01/29 (c)	1,915,100
3,000,000	5.00%, 05/01/29 (c)	2,917,830
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	513,815
1,000,000	5.50%, 07/01/25 (c)	1,029,280
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	495,160
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	665,587

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Minnesota: (continued)
$115,000	City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	$116,026
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	462,275
1,000,000	City of St. Paul Park, Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB) 5.00%, 05/01/23 (c)	941,620
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	337,873
500,000	6.00%, 09/01/26 (c)	525,130
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	296,324
500,000	5.00%, 08/01/24 (c)	484,820
500,000	City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	439,345
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	596,319
1,000,000	Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	885,940
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	755,400
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,280,825
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	227,340
		25,737,113
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,150,910
Missouri: 1.0%
565,000	Boone County, Boone Hospital Center (RB) 4.00%, 08/01/26 (c)	530,309
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 06/01/20 (c)	1,000,610
450,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	421,493
Principal Amount		Value

Missouri: (continued)
	City of Liberty, Liberty Commons Project, Series A (TA)
$500,000	5.75%, 06/01/25 (c)	$437,690
500,000	6.00%, 06/01/25 (c)	427,220
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,328,250
1,625,000	5.38%, 11/01/27 (c)	1,386,255
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	218,975
500,000	4.75%, 11/15/26 (c)	433,770
	City of St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 06/01/20 (c)	1,112,912
570,000	5.35%, 06/01/20 (c)	496,088
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,095,000	4.25%, 05/01/25 (c)	923,808
930,000	5.00%, 05/01/25 (c)	862,073
1,000,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	823,190
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	468,100
1,000,000	5.25%, 12/01/26 (c)	869,900
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	1,570,008
4,910,000	6.00%, 11/15/25 (c)	3,077,195
2,810,000	6.00%, 11/15/25 (c)	1,776,622
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,650,704
500,000	5.00%, 02/01/28 (c)	490,125
500,000	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB) 5.25%, 05/15/27 (c)	466,385
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
480,000	5.00%, 08/15/24 (c)	378,326
200,000	5.00%, 08/15/25 (c)	165,332
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 06/01/20 (c)	35,796
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	757,419

See Notes to Financial Statements

112

Principal Amount		Value

Missouri: (continued)
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
$500,000	5.00%, 09/01/25 (c)	$444,830
1,220,000	5.13%, 09/01/25 (c)	1,037,281
750,000	5.25%, 09/01/25 (c)	638,002
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	134,109
		25,362,777
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	513,335
Nebraska: 0.1%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	147,800
1,185,000	5.00%, 09/01/42	1,466,734
		1,614,534
Nevada: 0.7%
	City of Las Vegas, Special Improvement District No. 814 (SA)
560,000	4.00%, 06/01/29 (c)	458,354
250,000	4.00%, 06/01/29 (c)	212,098
46,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	4,933,040
915,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/20 (c)	801,787
1,000,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	914,090
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	180,904
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	556,606
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	221,983
500,000	4.63%, 12/01/28 (c)	457,090
4,045,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 6.25%, 12/15/27 (c)	3,747,935
1,500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	1,452,300
Principal Amount		Value

Nevada: (continued)
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
$1,250,000	5.00%, 12/15/25 (c)	$1,169,387
500,000	5.00%, 12/15/25 (c)	445,710
1,000,000	5.00%, 12/15/25 (c)	958,100
1,000,000	5.13%, 12/15/25 (c)	916,690
		17,426,074
New Hampshire: 0.2%
	New Hampshire Business Finance Authority, The Vista Project, Series A (RB)
1,600,000	5.63%, 07/01/25 (c)	1,335,840
2,750,000	5.75%, 07/01/25 (c)	2,293,225
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
1,000,000	6.13%, 07/01/24 (c)	739,670
1,500,000	6.13%, 07/01/24 (c)	1,228,905
500,000	6.25%, 07/01/24 (c)	396,810
		5,994,450
New Jersey: 7.9%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	24,769
50,000	5.00%, 12/01/21	49,509
115,000	5.00%, 11/01/22	113,205
65,000	5.00%, 12/01/23 (c)	63,149
150,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	161,207
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,315,005
1,410,000	5.25%, 11/01/24 (c)	1,365,345
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,002,220
2,195,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,250,687
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	457,827
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW) 5.00%, 10/01/27 (c)	384,175
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,714,367
1,250,000	5.00%, 06/15/21	1,290,662
535,000	5.00%, 06/15/22 (c)	557,775
520,000	5.00%, 06/15/22 (c)	543,603
1,150,000	5.00%, 06/15/22 (c)	1,208,742
110,000	5.00%, 06/15/22	116,328
1,020,000	5.00%, 06/15/22 (c)	1,076,212
160,000	5.00%, 06/15/22 (c)	168,475

See Notes to Financial Statements

113

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
$705,000	5.13%, 08/20/22 (c)	$702,469
9,075,000	5.25%, 08/20/22 (c)	9,001,674
2,215,000	5.50%, 06/01/20 (c)	2,155,173
60,000	5.50%, 06/20/23 (c)	59,282
285,000	5.63%, 03/05/24 (c)	285,750
350,000	5.63%, 03/05/24 (c)	350,924
2,795,000	5.75%, 09/15/22 (c)	2,721,296
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	489,280
1,130,000	5.00%, 12/15/27 (c)	1,126,022
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	53,565
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	604,912
500,000	5.00%, 01/01/24 (c)	439,335
1,800,000	5.25%, 01/01/24 (c)	1,522,242
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
980,000	3.38%, 07/01/27 (c)	900,238
3,055,000	4.00%, 07/01/27 (c)	2,870,661
1,640,000	4.00%, 07/01/27 (c)	1,555,097
1,275,000	5.00%, 07/01/27 (c)	1,286,500
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	451,542
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
985,000	4.00%, 11/01/27	972,136
780,000	5.00%, 11/01/27	810,849
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	119,084
4,000,000	5.00%, 11/01/22	4,098,600
500,000	5.00%, 11/01/24	517,140
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,033,070
1,000,000	5.00%, 10/01/27 (c)	1,051,740
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	736,693
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
$1,740,000	5.00%, 12/15/26 (c)	$1,740,261
205,000	5.00%, 12/15/26 (c)	206,456
650,000	5.00%, 12/15/26 (c)	655,661
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,730,000	4.75%, 12/15/26 (c)	1,770,984
165,000	5.50%, 12/15/26 (c)	173,595
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,249,715
780,000	5.00%, 06/15/27 (c)	795,280
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	753,612
845,000	5.25%, 03/01/21 (c)	871,930
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	169,922
360,000	5.25%, 03/01/21 (c)	371,473
210,000	5.25%, 03/01/21 (c)	216,693
105,000	5.25%, 03/01/21 (c)	108,346
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
470,000	5.00%, 03/01/22 (c)	476,552
515,000	5.00%, 03/01/22 (c)	555,376
290,000	5.00%, 03/01/22 (c)	293,671
435,000	5.00%, 03/01/22 (c)	442,325
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,470,104
685,000	5.00%, 09/01/22 (c)	753,308
125,000	5.00%, 09/01/22 (c)	125,466
	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
1,000,000	5.00%, 12/15/29 (c)	977,380
1,485,000	5.00%, 12/15/29 (c)	1,493,078
600,000	5.00%, 12/15/29 (c)	604,506
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	467,895
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
3,050,000	5.00%, 03/01/22	3,122,986
265,000	5.00%, 03/01/23 (c)	268,101
300,000	5.00%, 03/01/23 (c)	305,199
155,000	5.00%, 03/01/23 (c)	157,341
1,725,000	5.00%, 03/01/23 (c)	1,761,535

See Notes to Financial Statements

114

Principal Amount		Value

New Jersey: (continued)
$865,000	5.00%, 03/01/23 (c)	$885,154
1,175,000	5.00%, 03/01/23 (c)	1,185,798
650,000	5.00%, 03/01/23 (c)	662,499
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
140,000	5.00%, 06/15/24 (c)	142,188
580,000	5.00%, 06/15/24 (c)	585,040
920,000	5.00%, 06/15/24 (c)	947,048
100,000	5.00%, 06/15/24 (c)	102,667
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	120,812
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
875,000	5.00%, 06/15/24 (c)	880,416
3,935,000	5.00%, 06/15/24 (c)	3,941,257
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	407,296
630,000	5.00%, 06/15/25 (c)	633,118
1,235,000	5.00%, 06/15/25 (c)	1,244,300
680,000	5.00%, 06/15/25 (c)	684,733
435,000	5.25%, 06/15/25 (c)	450,882
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	219,058
595,000	4.25%, 06/15/25 (c)	597,291
125,000	4.38%, 06/15/25 (c)	126,081
1,085,000	5.00%, 06/15/21	1,101,872
1,000,000	5.00%, 06/15/23	1,027,420
1,080,000	5.00%, 06/15/24	1,115,035
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	357,399
900,000	5.38%, 01/01/24 (c)	916,056
500,000	5.50%, 01/01/24 (c)	524,565
	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
150,000	4.13%, 07/01/25 (c)	136,394
2,065,000	5.00%, 07/01/25 (c)	1,965,426
550,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/22	561,935
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	272,288
Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
$630,000	5.00%, 04/01/28 (c)	$615,762
940,000	5.00%, 04/01/28 (c)	920,627
1,000,000	5.00%, 04/01/28 (c)	981,760
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	101,578
170,000	6.00%, 07/01/21 (c)	174,663
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	190,817
270,000	0.00%, 12/15/25 ^	224,003
575,000	0.00%, 12/15/26 ^	457,412
4,440,000	0.00%, 12/15/28 ^	3,239,291
870,000	0.00%, 12/15/28 ^	634,726
325,000	0.00%, 12/15/29 ^	226,398
2,210,000	0.00%, 12/15/30 ^	1,465,031
1,880,000	0.00%, 12/15/31 ^	1,184,795
1,590,000	0.00%, 12/15/32 ^	951,917
1,190,000	0.00%, 12/15/33 ^	676,908
705,000	0.00%, 12/15/33 ^	401,025
915,000	0.00%, 12/15/34 ^	496,150
765,000	0.00%, 12/15/34 ^	414,814
540,000	0.00%, 12/15/35 ^	277,328
1,115,000	0.00%, 12/15/37 ^	517,170
1,780,000	0.00%, 12/15/37 ^	825,617
10,475,000	0.00%, 12/15/38 ^	4,608,790
605,000	0.00%, 12/15/38 ^	266,188
1,500,000	0.00%, 12/15/39 ^	625,410
930,000	0.00%, 12/15/40 ^	366,653
695,000	4.00%, 12/15/28 (c)	660,465
2,295,000	4.00%, 12/15/29 (c)	2,106,994
1,000,000	4.25%, 12/15/28 (c)	952,920
360,000	5.00%, 06/15/21 (c)	362,754
5,875,000	5.00%, 06/15/22 (c)	5,854,320
665,000	5.00%, 06/15/24	686,573
1,000,000	5.00%, 12/15/28 (c)	1,009,540
5,900,000	5.00%, 12/15/28 (c)	5,942,657
200,000	5.00%, 12/15/28	207,296
370,000	5.25%, 06/15/21 (c)	371,909
100,000	5.25%, 06/15/21 (c)	105,131
430,000	5.25%, 12/15/21	441,283
100,000	5.25%, 12/15/23	103,880
310,000	5.50%, 12/15/21	319,337
205,000	5.50%, 12/15/23	214,660
250,000	6.00%, 06/15/21 (c)	264,790
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
525,000	3.75%, 12/15/28 (c)	478,816
220,000	4.00%, 06/15/22 (c)	211,895
695,000	4.25%, 06/15/24 (c)	651,118
150,000	4.75%, 06/15/25 (c)	151,052
1,375,000	4.75%, 06/15/25 (c)	1,378,616
345,000	5.00%, 06/15/22	352,487
4,710,000	5.00%, 06/15/22 (c)	4,719,043
265,000	5.00%, 06/15/22 (c)	267,934

See Notes to Financial Statements

115

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$425,000	5.00%, 06/15/22 (c)	$426,539
1,940,000	5.00%, 06/15/22 (c)	1,945,801
200,000	5.00%, 06/15/23 (c)	204,120
135,000	5.00%, 06/15/23 (c)	137,506
640,000	5.00%, 06/15/23 (c)	642,304
1,115,000	5.00%, 06/15/23 (c)	1,101,141
1,195,000	5.00%, 06/15/24 (c)	1,180,146
1,620,000	5.00%, 06/15/24 (c)	1,625,864
665,000	5.00%, 06/15/25 (c)	654,433
340,000	5.00%, 06/15/25 (c)	333,805
925,000	5.25%, 06/15/23 (c)	940,272
130,000	5.25%, 06/15/23 (c)	131,492
505,000	5.25%, 06/15/25 (c)	510,691
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,750,000	5.00%, 06/15/21 (c)	3,932,025
835,000	5.25%, 06/15/21 (c)	838,332
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
1,745,000	3.25%, 12/15/28 (c)	1,387,415
9,095,000	3.50%, 12/15/28 (c)	7,209,061
1,140,000	4.00%, 12/15/28 (c)	1,062,446
1,000,000	5.00%, 12/15/28 (c)	1,022,970
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
430,000	0.00%, 12/15/24 ^	373,227
250,000	0.00%, 12/15/25 ^	208,558
985,000	0.00%, 12/15/26 ^	788,680
185,000	0.00%, 12/15/28 ^	136,117
265,000	0.00%, 12/15/30 ^	185,071
365,000	0.00%, 12/15/31 ^	243,517
5,475,000	0.00%, 12/15/35 ^	2,859,483
2,245,000	5.25%, 12/15/24 (c)	2,284,826
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	336,304
960,000	5.00%, 12/15/24 (c)	967,210
295,000	5.25%, 12/15/23	306,446
	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB)
120,000	5.00%, 01/01/32	129,982
100,000	5.25%, 01/01/27	109,431
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	492,640
2,000,000	5.00%, 01/01/28 (c)	1,956,380
1,260,000	5.00%, 01/01/28 (c)	1,256,056
360,000	5.00%, 01/01/28 (c)	362,498
750,000	5.00%, 01/01/28 (c)	750,600
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,013,696
4,000,000	5.25%, 06/01/28 (c)	4,273,680
	Tobacco Settlement Financing Corp., Series B (RB)
2,315,000	3.20%, 06/01/27	2,310,532
7,760,000	5.00%, 06/01/28 (c)	7,811,682
		204,034,597
Principal Amount		Value

New Mexico: 0.1%
$500,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	$491,735
695,000	Farmington, Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	695,375
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 06/01/20 (c)	957,520
		2,144,630
New York: 8.7%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
395,000	0.00%, 07/15/32 ^	217,301
370,000	0.00%, 07/15/33 ^	192,818
180,000	0.00%, 07/15/47 ^	42,145
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
125,000	5.00%, 07/15/26	128,475
5,040,000	5.00%, 01/15/27 (c)	4,856,393
760,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	684,091
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5,700,000	5.00%, 12/31/28	5,370,369
9,700,000	5.25%, 12/31/28 (c)	8,925,552
4,700,000	5.50%, 12/31/28 (c)	4,233,384
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	260,228
560,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 5.00%, 11/01/24 (c)	562,901
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	910,540
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB)
65,000	4.50%, 06/01/20 (c)	61,403
1,480,000	5.00%, 06/01/20 (c)	1,194,168
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 06/01/20 (c)	1,262,638
335,000	5.00%, 06/01/20 (c)	328,303
25,000,000	Erie Tobacco Asset Securitization Corp., Series C (RB) 0.00%, 06/01/20 (c) ^	2,621,500
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 06/01/20 (c) ^	582,900
7,500,000	Glen Cove Local Economic Assistance Corp., Garvies Point Public Improvement Project, Series B (RB) 0.00%, 01/01/45 ^	1,792,275

See Notes to Financial Statements

116

Principal Amount		Value

New York: (continued)
	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
$500,000	4.00%, 01/01/26 (c)	$444,005
230,000	5.00%, 01/01/26 (c)	199,104
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 05/18/20 (c)	3,083,761
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 05/18/20 (c)	3,205,764
3,905,000	5.13%, 05/18/20 (c)	3,593,928
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 07/01/20 (c) (d) *	1,016,750
95,000	5.50%, 07/01/19 (c) (d) (e)*	34,666
1,620,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	1,681,074
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 06/01/20 (c)	1,503,158
110,000	5.00%, 06/01/20 (c)	108,790
650,000	5.00%, 06/01/20 (c)	643,487
100,000	5.00%, 06/01/20 (c)	100,284
825,000	5.00%, 06/01/20 (c)	815,257
120,000	5.00%, 06/01/20 (c)	118,628
	New York City Industrial Development Agency, Yankee Stadium LLC (RB) (FGIC)
1,500,000	4.50%, 06/01/20 (c)	1,483,395
600,000	5.00%, 06/01/20 (c)	593,784
155,000	5.00%, 06/01/20 (c)	153,111
	New York Counties Tobacco Trust IV (RB)
408,700,000	0.00%, 05/18/20 (c) ^	10,658,896
10,525,000	0.00%, 05/18/20 (c) ^	539,827
745,000	5.00%, 05/18/20 (c)	705,359
	New York Counties Tobacco Trust V (RB)
94,000,000	0.00%, 05/18/20 (c) ^	5,228,280
100,000,000	0.00%, 05/18/20 (c) ^	2,932,000
1,640,000	0.00%, 05/18/20 (c) ^	563,356
173,390,000	0.00%, 05/18/20 (c) ^	24,387,303
	New York Counties Tobacco Trust VI (RB)
1,160,000	3.75%, 06/01/26 (c)	918,906
5,500,000	5.00%, 06/01/26 (c)	5,154,435
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
24,350,000	5.00%, 11/15/24 (c)	23,353,354
1,460,000	5.15%, 11/15/24 (c)	1,452,598
3,700,000	5.38%, 11/15/24 (c)	3,652,381
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	269,415
Principal Amount		Value

New York: (continued)
$7,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	$6,974,850
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	613,814
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	168,821
400,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 03/01/30 (c)	381,256
300,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 5.00%, 06/01/27 (c)	339,399
200,000	New York State Dormitory Authority, Pace Universtity, Series A (RB) 4.25%, 05/01/23 (c)	200,988
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	23,769
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	48,565
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
5,640,000	5.00%, 08/01/21 (c)	5,512,423
6,435,000	5.00%, 08/01/21 (c)	6,299,608
6,990,000	5.00%, 08/01/21	6,955,050
160,000	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB) 5.00%, 01/01/28 (c)	160,595
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment
	Project, Series A (RB)
420,000	5.00%, 07/01/24 (c)	438,942
3,130,000	5.00%, 07/01/24 (c)	3,173,413
230,000	5.00%, 07/01/24 (c)	237,618
2,225,000	5.25%, 07/01/24 (c)	2,274,818
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
1,000,000	5.00%, 01/01/22	999,930
250,000	5.00%, 01/01/23	249,888
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	3,615,520

See Notes to Financial Statements

117

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$580,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 06/01/20 (c)	$488,093
355,000	Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	276,421
110,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 6.00%, 12/01/20 (c)	110,891
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
65,000	5.38%, 06/01/20 (c)	65,068
4,150,000	6.00%, 06/01/20 (c)	4,151,203
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,273,922
50,000,000	Suffolk Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 06/01/20 (c) ^	4,672,000
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	171,144
1,950,000	5.00%, 01/01/26 (c)	1,658,280
1,465,000	5.00%, 01/01/26 (c)	1,320,756
550,000	5.00%, 01/01/26 (c)	475,557
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,529,025
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
9,900,000	5.00%, 06/01/27 (c)	9,076,914
5,000,000	5.00%, 06/01/27 (c)	4,617,150
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	5,306,600
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,050,000	4.00%, 09/15/24 (c)	959,794
400,000	5.00%, 09/15/24 (c)	339,540
180,000	5.25%, 09/15/24 (c)	144,153
1,000,000	5.25%, 09/15/24 (c)	843,250
3,390,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	3,484,479
255,000	Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	266,365
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,271,494
Principal Amount		Value

New York: (continued)
	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
$275,000	5.00%, 10/15/29 (c)	$251,482
315,000	5.00%, 10/15/29 (c)	305,465
		222,550,753
North Carolina: 0.5%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	253,498
1,000,000	5.00%, 06/30/25 (c)	979,080
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	240,423
1,330,000	5.00%, 03/01/22 (c)	1,257,289
820,000	5.00%, 03/01/22 (c)	799,008
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	151,817
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	464,079
250,000	5.00%, 10/01/24 (c)	237,440
250,000	5.00%, 10/01/24 (c)	244,255
	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
165,000	5.00%, 10/01/24 (c)	162,495
385,000	5.00%, 07/01/26 (c)	383,803
250,000	5.00%, 07/01/26 (c)	250,713
465,000	North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	442,554
1,225,000	North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,180,300
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
2,200,000	3.00%, 01/01/30 (c)	2,029,896
1,250,000	4.00%, 01/01/30 (c)	1,111,587
1,000,000	5.00%, 01/01/27 (c)	1,081,220
100,000	5.00%, 01/01/29 (c)	118,074
1,705,000	5.00%, 01/01/30 (c)	1,781,964
		13,169,495
North Dakota: 0.2%
25,000	City of Grand Forks, Altru Health System Obligated Group (RB) 4.00%, 12/01/21 (c)	25,243
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	270,600
1,285,000	7.75%, 09/01/23 (c) (d) *	565,400

See Notes to Financial Statements

118

Principal Amount		Value

North Dakota: (continued)
$750,000	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB) 5.00%, 06/01/28 (c)	$745,402
	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB)
1,000,000	5.75%, 09/15/26 (c)	854,750
3,500,000	6.38%, 09/15/26 (c)	2,658,530
		5,119,925
Northern Mariana Islands: 0.2%
6,000,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 06/01/20 (c)	5,377,020
Ohio: 4.6%
500,000	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB) 5.25%, 11/15/26 (c)	555,030
	Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
3,000,000	3.00%, 06/01/30 (c)	2,496,630
2,000,000	4.00%, 06/01/30 (c)	2,006,540
32,500,000	Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	29,014,700
25,000,000	Buckeye Tobacco Settlement Financing Authority, Series B-3 (RB) 0.00%, 06/01/30 (c) ^	2,646,250
	Butler County Port Authority, Senior Series A (RB)
1,250,000	6.25%, 01/15/24 (c)	1,156,712
1,400,000	6.38%, 01/15/24 (c)	1,244,558
890,000	6.50%, 01/15/24 (c)	781,749
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	698,595
1,740,000	5.50%, 12/01/28 (c)	1,573,256
900,000	5.50%, 12/01/28 (c)	838,206
4,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	4,476,788
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	428,437
510,000	4.75%, 02/15/27 (c)	483,883
570,000	5.25%, 02/15/27 (c)	594,966
	County of Licking, Health Care Facilities, Series A (RB)
1,780,000	6.00%, 07/01/25 (c)	1,347,674
1,500,000	6.13%, 07/01/25 (c)	1,203,510
550,000	County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	488,059
Principal Amount		Value

Ohio: (continued)
	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
$2,500,000	4.00%, 11/15/29 (c)	$2,385,125
4,440,000	4.00%, 11/15/29 (c)	4,325,448
1,000,000	4.00%, 11/15/29 (c)	972,440
2,825,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	1,652,879
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	622,162
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	392,596
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	967,127
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	351,282
570,000	5.00%, 01/01/26 (c)	508,685
300,000	5.00%, 01/01/26 (c)	299,976
250,000	5.00%, 01/01/26 (c)	241,295
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	1,651,408
5,000,000	6.75%, 12/01/27 (c)	3,557,550
	Marion County, Health Care Facilities, United Church Homes, Inc. (RB)
1,000,000	5.00%, 12/01/26 (c)	837,100
1,000,000	5.13%, 12/01/26 (c)	794,070
4,865,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	2,722,746
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	490,853
1,530,000	5.00%, 02/15/23 (c)	1,505,382
490,000	5.00%, 02/15/23 (c)	499,981
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,030,243
1,000,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	953,660
	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB)
8,000,000	2.50%, 10/01/29 (p)	7,581,440
2,500,000	2.60%, 10/01/24 (c) (p)	2,397,625

See Notes to Financial Statements

119

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
$12,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	$11,264,760
	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
4,000,000	2.88%, 02/01/26	3,754,800
5,500,000	3.25%, 09/01/29	5,052,905
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	489,215
4,000,000	4.50%, 01/15/28 (c)	3,889,920
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 06/01/20 (c)	1,085,337
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	699,648
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	249,248
245,000	5.00%, 12/01/24 (c)	246,771
70,000	5.50%, 12/01/24 (c)	72,071
710,000	5.75%, 12/01/22 (c)	749,078
570,000	6.00%, 12/01/22 (c)	596,345
1,000,000	Toledo-Lucas County Port Authority, StoryPoint Waterville Project, Series A-1 (RB) 6.38%, 01/15/24 (c)	865,510
		118,792,224
Oklahoma: 1.2%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	293,352
210,000	5.00%, 07/01/22 (c)	217,642
	Holdenville Public Works Authority, Series A (RB) (AGM)
780,000	4.30%, 11/01/24 (c)	719,909
605,000	4.38%, 11/01/24 (c)	556,751
	Norman Regional Hospital Authority (RB)
340,000	3.25%, 09/01/29 (c)	310,206
150,000	4.00%, 09/01/26 (c)	140,913
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	655,669
135,000	5.00%, 04/01/23	127,760
1,225,000	5.13%, 04/01/22 (c)	884,389
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
115,995	5.25%, 06/01/20 (c)	1,160
814,074	5.75%, 01/01/22 (c)	8,141
421,800	6.00%, 01/01/22 (c)	4,218
Principal Amount		Value

Oklahoma: (continued)
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
$700,000	5.00%, 08/15/28 (c)	$730,639
9,250,000	5.25%, 08/15/28 (c)	9,559,597
2,900,000	5.25%, 08/15/28 (c)	3,016,000
8,120,000	5.50%, 08/15/28 (c)	8,452,758
1,300,000	5.50%, 08/15/28 (c)	1,362,036
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	380,681
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,084,837
		29,506,658
Oregon: 0.4%
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c) (d) *	5,032,500
8,500,000	6.50%, 04/01/28 (c) (d) *	5,703,500
		10,736,000
Pennsylvania: 3.4%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
475,000	5.75%, 08/01/22 (c)	396,801
500,000	6.75%, 12/01/21 (c)	446,295
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	1,932,700
250,000	5.00%, 05/01/27 (c)	248,885
500,000	5.00%, 05/01/28 (c)	483,145
250,000	5.00%, 05/01/28 (c)	247,645
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,982,274
150,000	5.00%, 05/01/22 (c)	155,834
3,980,000	5.00%, 05/01/22 (c)	4,102,982
	Berks County Industrial Development Authority, Tower Health Project (RB)
440,000	3.75%, 11/01/27 (c)	426,540
120,000	5.00%, 11/01/26	128,908
770,000	5.00%, 11/01/27 (c)	777,276
110,000	5.00%, 11/01/27 (c)	114,070
195,000	5.00%, 11/01/27 (c)	200,216
1,170,000	Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 08/01/29 (c) (p)	1,339,369
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,057,250
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,600,000	4.25%, 11/01/27 (c)	1,355,056

See Notes to Financial Statements

120

Principal Amount		Value

Pennsylvania: (continued)
$3,530,000	5.00%, 11/01/27 (c)	$2,942,396
1,000,000	5.00%, 11/01/27 (c)	861,740
1,000,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	821,540
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	386,703
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	347,840
400,000	5.13%, 03/01/28 (c)	330,948
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,591,315
440,000	6.00%, 06/01/26 (c)	487,630
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	373,792
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	473,950
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
500,000	5.00%, 10/15/27	492,665
4,950,000	5.13%, 10/15/27 (c)	4,399,065
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	283,034
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	349,235
720,000	5.25%, 08/15/20 (c)	668,081
800,000	6.13%, 08/15/20 (c)	763,424
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/22	106,305
840,000	5.00%, 01/01/23 (c)	858,866
1,080,000	5.00%, 01/01/23 (c)	1,107,605
2,000,000	Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,072,680
	Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
215,000	5.00%, 12/01/25 (c)	178,153
500,000	5.00%, 12/01/25 (c)	421,470
1,700,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	1,647,997
Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	$897,090
	Lancaster County Hospital Authority, Saint Anne’s Retirement Community Inc. (RB)
425,000	5.00%, 03/01/27 (c)	381,421
310,000	5.00%, 03/01/27 (c)	282,488
425,000	5.00%, 03/01/27 (c)	394,188
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	924,902
205,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) 4.25%, 01/15/25 (c)	214,848
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	142,700
870,000	5.25%, 01/01/25 (c)	784,061
820,000	5.38%, 01/01/25 (c)	717,672
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	287,985
590,000	6.00%, 07/01/25 (c)	544,741
	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB)
1,000,000	5.25%, 06/01/26	941,370
3,000,000	5.75%, 06/01/26 (c)	2,649,270
8,270,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	6,322,580
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,040,000	6.50%, 12/01/28 (c)	2,701,587
5,470,000	6.75%, 12/01/28 (c)	4,709,779
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,542,466
45,000	5.00%, 12/31/22	46,386
125,000	5.00%, 12/31/23	130,191
550,000	5.00%, 12/31/24	577,912
1,105,000	5.00%, 12/31/25	1,171,731
575,000	5.00%, 06/30/26 (c)	607,643
935,000	5.00%, 06/30/26 (c)	994,746
500,000	5.00%, 06/30/26 (c)	506,575
410,000	5.00%, 06/30/26 (c)	429,491

See Notes to Financial Statements

121

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
$230,000	4.00%, 11/01/22 (c)	$194,295
250,000	5.00%, 11/01/22 (c)	248,765
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,078,810
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	385,726
440,000	6.50%, 06/01/25 (c)	385,211
415,000	6.63%, 06/01/25 (c)	364,304
355,000	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	318,272
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	1,901,880
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	691,488
2,500,000	5.00%, 07/01/27 (c)	2,074,225
1,000,000	5.00%, 07/01/27 (c)	860,700
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,056,030
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,334,228
220,000	5.00%, 07/01/27 (c)	234,995
2,020,000	5.63%, 07/01/22 (c)	2,083,852
1,275,000	5.63%, 07/01/22 (c)	1,323,947
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 05/21/20 (c)	729,262
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	231,600
	Susquehanna Area Regional Airport Authority, Series A (RB)
1,650,000	5.00%, 01/01/23 (c)	1,620,481
1,500,000	5.00%, 01/01/23	1,509,705
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,145,047
		86,038,326
Principal Amount		Value

Puerto Rico: 3.7%
$76,800,000	Children’s Trust, Tobacco Settlement, Series B (RB) 0.00%, 06/01/20 (c) ^	$1,998,336
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	24,281
2,175,000	5.00%, 07/01/22 (c)	2,071,687
100,000	5.00%, 07/01/22	99,250
950,000	5.13%, 07/01/22 (c)	900,125
3,895,000	5.75%, 07/01/22 (c)	3,846,312
1,000,000	6.00%, 06/01/20 (c)	995,000
5,925,000	6.00%, 07/01/22 (c)	5,865,750
240,000	6.13%, 07/01/24	246,000
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 06/01/20 (c)	103,500
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
100,000	5.13%, 04/01/22 (c)	95,978
100,000	5.38%, 04/01/22 (c)	94,756
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 07/01/20 (c)	19,706
	Puerto Rico Sales Tax Financing Corp. (RB)
5,709,000	0.00%, 07/01/28 (c) ^	1,341,215
80,064	0.00%, 08/01/47 ^	21,701
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,812,000	0.00%, 07/01/24 ^	1,544,386
1,892,000	0.00%, 07/01/27 ^	1,427,438
9,113,000	0.00%, 07/01/28 (c) ^	4,957,928
3,794,000	4.50%, 07/01/25 (c)	3,704,993
3,982,000	4.55%, 07/01/28 (c)	3,675,466
8,123,000	4.75%, 07/01/28 (c)	7,369,592
28,244,000	5.00%, 07/01/28 (c)	26,537,215
	Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
9,500,000	4.33%, 07/01/28 (c)	8,507,440
7,408,000	4.33%, 07/01/28 (c)	6,634,012
6,237,000	4.54%, 07/01/28 (c)	5,426,439
6,958,000	4.78%, 07/01/28 (c)	6,294,624
		93,803,130
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	104,426

See Notes to Financial Statements

122

Principal Amount		Value

Rhode Island: (continued)
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
$250,000	5.00%, 05/15/23	$268,150
690,000	5.00%, 05/15/26 (c)	717,062
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 05/18/20 (c) ^	3,063,897
1,650,000	5.00%, 06/01/25 (c)	1,704,384
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	1,970,300
2,000,000	5.00%, 06/01/25 (c)	2,045,500
		9,873,719
South Carolina: 0.5%
800,000	Berkeley County (SA) 4.38%, 11/01/29 (c)	608,232
24,878,170	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	1,779,784
1,000,000	South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	904,210
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	540,335
650,000	5.00%, 11/01/24 (c)	707,050
500,000	5.00%, 11/01/24 (c)	548,780
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	503,515
500,000	5.75%, 12/15/26 (c)	509,315
	South Carolina Jobs-Economic Development Authority, Hilton Head Christian Academy (RB)
515,000	5.00%, 01/01/30 (c)	408,472
800,000	5.00%, 01/01/30 (c)	686,032
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	256,966
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	674,486
400,000	4.00%, 11/15/24 (c)	372,528
3,755,000	5.25%, 11/15/24 (c)	3,434,210
		11,933,915
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	697,365
500,000	5.00%, 11/01/26 (c)	424,715
		1,122,080
Principal Amount		Value

Tennessee: 0.8%
	Blount County, Health and Educational Facilities Board, Series A (RB)
$240,000	5.00%, 01/01/25 (c)	$175,764
1,150,000	5.00%, 01/01/25 (c)	924,795
900,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	792,954
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,733,500
8,100,000	5.13%, 12/01/26 (c)	6,690,843
310,000	Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	331,443
120,000	Johnson City, Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	101,759
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	297,215
290,000	4.00%, 09/01/26 (c)	280,723
380,000	5.00%, 04/01/27 (c)	416,130
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	481,690
1,000,000	5.63%, 07/01/27 (c)	938,700
1,065,000	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB) 5.25%, 10/01/29 (c)	1,111,477
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Trousdale Foundation Properties, Series A (RB)
300,000	6.00%, 04/01/28 (c)	175,527
805,000	6.25%, 04/01/28 (c)	450,526
2,000,000	Metropolitan Nashville Airport Authority, Series B (RB) (AGM) 5.00%, 07/01/30 (c)	2,225,100
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
250,000	5.50%, 10/01/25 (c)	229,070
750,000	5.75%, 10/01/25 (c)	628,350
1,320,000	5.75%, 10/01/25 (c)	1,134,962
780,000	5.75%, 10/01/25 (c)	679,903
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
475,000	5.00%, 09/01/26 (c)	330,230
205,000	5.38%, 09/01/23 (c)	142,225
200,000	5.50%, 09/01/23 (c)	134,494

See Notes to Financial Statements

123

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Tennessee: (continued)
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
$280,000	5.25%, 12/01/22 (c)	$262,410
450,000	5.38%, 12/01/22 (c)	423,819
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	77,554
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	169,120
200,000	The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	201,320
		21,541,603
Texas: 4.8%
115,000	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/27 (c)	111,940
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	208,395
610,000	5.00%, 12/01/25 (c)	615,142
700,000	5.25%, 12/01/25 (c)	738,976
1,850,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project, Series B (RB) (SBG) 7.00%, 03/01/26 (c)	1,786,101
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,159,435
250,000	5.00%, 01/01/22	265,933
400,000	5.00%, 01/01/26 (c)	426,736
200,000	5.00%, 01/01/26 (c)	212,002
850,000	5.00%, 01/01/26 (c)	921,884
285,000	5.00%, 01/01/26 (c)	305,765
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,350,910
1,270,000	5.00%, 01/01/23 (c)	1,325,664
565,000	5.00%, 07/01/25 (c)	598,086
805,000	5.00%, 07/01/25 (c)	855,248
120,000	5.00%, 07/01/25 (c)	129,533
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	372,870
400,000	5.00%, 01/01/23 (c)	417,532
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	26,994
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,083,681

Principal Amount		Value

Texas: (continued)
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
$7,630,000	4.75%, 07/01/24	$7,603,295
1,000,000	5.00%, 07/15/28	995,660
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	1,966,760
600,000	5.00%, 07/15/25 (c)	595,230
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	737,840
610,000	5.50%, 08/15/25 (c)	616,063
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	512,745
500,000	6.00%, 08/15/25 (c)	513,115
3,010,000	6.13%, 08/15/25 (c)	3,071,434
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	876,256
2,265,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,127,650
	Harris County, Houston Sports Authority, Junior Lien, Series H (RB)
250,000	0.00%, 11/15/23 ^	225,853
675,000	0.00%, 11/15/23 ^	647,534
495,000	0.00%, 11/15/25 ^	416,889
590,000	0.00%, 11/15/27 ^	457,462
1,405,000	0.00%, 11/15/29 ^	995,499
115,000	0.00%, 11/15/30 ^	77,487
705,000	0.00%, 11/15/31 (c) ^	418,946
350,000	0.00%, 11/15/31 (c) ^	150,304
120,000	0.00%, 11/15/31 (c) ^	58,696
145,000	0.00%, 11/15/31 (c) ^	54,637
1,140,000	0.00%, 11/15/31 (c) ^	375,858
170,000	0.00%, 11/15/31 (c) ^	59,928
	Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	148,820
100,000	0.00%, 11/15/24 (c) ^	56,620
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	676,465
280,000	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 11/01/22	279,675
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	116,921
175,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	192,638

See Notes to Financial Statements

124

Principal Amount		Value

Texas: (continued)
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
$2,680,000	5.13%, 02/15/24 (c)	$1,951,871
700,000	5.13%, 02/15/24 (c)	595,238
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	147,129
1,160,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,009,954
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	659,745
50,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	41,374
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	193,145
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,513,545
465,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Corpus Christi II, LLC (RB) 5.00%, 04/01/26 (c)	421,722
3,070,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus II, LLC, Series A (RB) 5.00%, 04/01/26 (c)	2,566,029
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,294,494
250,000	4.25%, 08/15/21 (c)	236,030
1,000,000	5.00%, 08/15/21 (c)	864,940
1,000,000	5.13%, 08/15/21 (c)	878,300
	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	237,773
1,515,000	6.00%, 02/15/23 (c)	1,389,816
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	2,524,993
Principal Amount		Value

Texas: (continued)
$100,000	New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	$102,967
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,610,000	5.00%, 11/15/24 (c)	1,442,624
100,000	5.00%, 11/15/24 (c)	95,688
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	759,681
750,000	5.50%, 11/15/26 (c)	539,152
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	102,197
440,000	5.00%, 07/01/25 (c)	343,785
100,000	5.00%, 07/01/25 (c)	81,633
500,000	5.00%, 07/01/25 (c)	420,690
200,000	New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	163,154
	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
250,000	5.00%, 01/01/26 (c)	190,585
250,000	5.00%, 01/01/26 (c)	193,428
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	1,742,200
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,062,873
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	605,874
400,000	5.00%, 01/01/26 (c)	408,044
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	494,650
	Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (SAW)
2,250,000	3.63%, 01/01/22 (c)	1,846,980
500,000	4.00%, 01/01/22 (c)	372,135
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	352,184
400,000	5.00%, 08/15/26 (c)	376,176

See Notes to Financial Statements

125

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$2,105,000	Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	$2,222,080
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,128,116
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	2,475,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
2,000,000	5.00%, 05/15/24 (c)	1,763,680
125,000	5.00%, 05/15/24 (c)	116,444
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	70,000
800,000	5.50%, 11/15/25 (c) (d) *	560,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 06/01/20 (c) (d) *	483,000
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	4,957,573
2,080,000	6.75%, 05/15/27 (c)	2,100,738
1,000,000	6.75%, 05/15/27 (c)	1,012,780
1,595,000	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c)	1,423,697
2,180,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB) 5.25%, 05/15/27 (c)	1,435,617
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	813,200
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
100,000	4.00%, 11/15/25	85,322
405,000	5.00%, 11/15/25 (c)	290,247
891,899	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	8,919
Principal Amount		Value

Texas: (continued)
$2,746,954	Tarrant County Cultural Education Facilities Finance Corp., The Stayton at Museum Way (RB) 5.75%, 01/04/21 (c)	$2,153,310
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,539,453
1,265,000	5.00%, 12/15/22 (c)	1,317,877
175,000	5.00%, 12/15/22 (c)	181,015
1,280,000	5.00%, 12/15/22 (c)	1,346,074
760,000	5.00%, 12/15/22 (c)	796,845
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	240,508
460,000	5.00%, 12/31/25 (c)	447,649
230,000	5.00%, 12/31/25 (c)	228,521
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	150,672
935,000	7.00%, 06/30/20 (c)	938,946
1,095,000	7.50%, 06/30/20 (c)	1,100,847
1,070,000	7.50%, 06/30/20 (c)	1,075,757
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
4,810,000	5.00%, 06/30/29 (c)	5,032,655
515,000	7.00%, 09/01/23 (c)	572,448
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
500,000	4.00%, 12/31/29 (c)	492,505
1,000,000	5.00%, 12/31/29 (c)	1,090,570
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,370,723
1,500,000	5.00%, 08/15/24 (c)	1,555,395
600,000	5.00%, 08/15/24 (c)	630,498
850,000	5.00%, 08/15/24 (c)	887,714
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	924,180
1,000,000	6.25%, 09/01/25 (c)	915,160
1,000,000	6.38%, 09/01/25 (c)	918,640
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c) (d) *	3,807,758
		123,824,038
Utah: 0.2%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,391,160
3,195,000	5.38%, 06/15/27 (c)	2,830,578
		4,221,738

See Notes to Financial Statements

126

Principal Amount		Value

Vermont: 0.1%
$1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	$1,048,652
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	756,392
		1,805,044
Virgin Islands: 1.2%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 06/01/20 (c)	727,654
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
550,000	4.50%, 10/01/24 (c)	443,542
1,700,000	5.00%, 10/01/24 (c)	1,519,562
4,250,000	5.00%, 10/01/24 (c)	3,664,307
185,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB) 6.00%, 06/01/20 (c)	167,669
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 06/01/20 (c)	105,030
1,840,000	6.75%, 06/01/20 (c)	1,735,966
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 10/01/20 (c)	3,946,319
3,870,000	5.00%, 10/01/20 (c)	3,633,195
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 06/01/20 (c)	145,813
1,125,000	5.00%, 06/01/20 (c)	1,040,940
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,295,000	5.00%, 06/01/20 (c)	1,215,759
1,120,000	5.00%, 06/01/20 (c)	1,000,115
465,000	5.00%, 10/01/20 (c)	434,245
3,180,000	5.25%, 10/01/20 (c)	2,942,613
295,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 06/01/20 (c)	283,365
	Virgin Islands Water and Power Authority, Series A (RB)
315,000	4.00%, 07/01/21	303,251
330,000	5.00%, 06/01/20 (c)	310,936
65,000	5.00%, 06/01/20 (c)	60,179
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 06/01/20 (c)	150,122
5,560,000	5.00%, 06/01/20 (c)	4,708,542
Principal Amount		Value

Virgin Islands: (continued)
$1,170,000	5.00%, 06/01/20 (c)	$1,063,729
1,070,000	5.00%, 06/01/20 (c)	959,255
		30,562,108
Virginia: 1.5%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	585,510
1,000,000	5.00%, 01/01/23 (c)	887,330
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	411,955
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	160,198
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	189,074
495,000	5.40%, 03/01/25 (c)	456,865
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,062,920
1,000,000	5.00%, 07/01/26 (c)	1,056,960
1,025,000	5.00%, 07/01/26 (c)	1,079,632
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	630,532
380,000	City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 07/15/22 (c)	388,364
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	249,458
3,000,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	2,735,490
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	568,717
1,450,000	Fairfax County, Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,477,521
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	513,130
500,000	5.00%, 01/01/29 (c)	515,985
500,000	5.00%, 01/01/29 (c)	519,140
	Hanover County, Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	445,895
500,000	5.00%, 07/01/24 (c)	448,600

See Notes to Financial Statements

127

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Virginia: (continued)
	Hanover County, Economic Development Authority, Series A (RB)
$260,000	4.00%, 07/01/22	$253,952
1,500,000	5.00%, 07/01/22 (c)	1,349,985
1,500,000	5.00%, 07/01/22 (c)	1,365,180
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,170,278
1,000,000	Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,017,310
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,426,300
500,000	5.00%, 09/01/27 (c)	501,170
1,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	873,050
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	913,510
	Roanoke Economic Development Authority, Residential Care Facility (RB)
500,000	5.00%, 09/01/27 (c)	410,200
500,000	5.00%, 09/01/27 (c)	431,160
500,000	5.13%, 09/01/27 (c)	414,700
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	1,718,720
1,000,000	5.00%, 07/01/25 (c)	919,970
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	300,246
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 06/01/20 (c)	1,596,778
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	754,604
1,550,000	6.00%, 07/01/22 (c)	1,572,351
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,000,000	5.00%, 01/01/22 (c)	991,710
300,000	5.00%, 01/01/22 (c)	298,731
1,450,000	5.00%, 01/01/22 (c)	1,444,504
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	1,894,720
		38,002,405
Principal Amount		Value

Washington: 1.0%
$1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	$930,710
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	260,143
250,000	5.25%, 01/01/28 (c)	256,800
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,003,910
500,000	5.75%, 12/01/25 (c)	528,275
500,000	6.00%, 12/01/25 (c)	524,015
250,000	6.25%, 12/01/25 (c)	260,605
	Klickitat County Public Hospital District No. 2 (RB)
1,230,000	5.00%, 12/01/27 (c)	1,148,230
1,170,000	5.00%, 12/01/27 (c)	1,142,177
1,415,000	5.00%, 12/01/27 (c)	1,420,688
1,840,000	Washington Economic Development Finance Authority, Columbia Pulp I, LLC Project, Series A (RB) 7.50%, 01/01/28 (c)	1,620,230
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	97,376
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	213,989
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	841,250
1,000,000	5.00%, 07/01/24 (c)	857,040
150,000	5.00%, 07/01/24 (c)	137,808
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	401,250
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	199,456
1,640,000	6.75%, 07/01/25 (c)	1,626,011
2,000,000	7.00%, 07/01/25 (c)	1,948,360
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
100,000	5.50%, 05/21/20 (c)	98,306
1,350,000	6.50%, 07/01/25 (c)	1,358,640
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,109,108

See Notes to Financial Statements

128

Principal Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
$150,000	3.75%, 07/01/26	$137,540
825,000	5.00%, 01/01/25 (c)	757,630
2,495,000	5.00%, 01/01/25 (c)	2,092,132
1,500,000	5.00%, 01/01/25 (c)	1,283,820
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	785,260
	Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
1,000,000	5.00%, 07/01/26 (c)	827,250
250,000	5.00%, 07/01/26 (c)	211,175
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,019,162
500,000	5.00%, 07/01/26 (c)	416,035
		25,514,381
West Virginia: 0.2%
325,000	Brooke County Commission, Bethany College, Series A (RB) 6.75%, 04/01/21 (c)	306,904
	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
280,000	3.00%, 06/01/22 (c)	267,537
760,000	4.00%, 06/01/22 (c)	686,690
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
3,395,000	6.50%, 05/18/20 (c) (d) *	1,867,250
2,230,000	6.50%, 05/18/20 (c) (d) *	1,226,500
2,720,000	6.75%, 05/18/20 (c) (d) *	1,496,000
		5,850,881
Wisconsin: 2.8%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	462,505
12,060,000	7.00%, 12/01/27 (c)	11,312,401
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	92,288
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	903,990
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	225,780
	Public Finance Authority, Cedars Obligated Group (RB)
455,000	4.25%, 05/01/27 (c)	403,772
1,000,000	5.50%, 05/01/27 (c)	874,060
2,500,000	5.75%, 05/01/27 (c)	2,119,150
Principal Amount		Value

Wisconsin: (continued)
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
$495,000	5.00%, 02/01/26 (c)	$460,721
500,000	5.13%, 02/01/26 (c)	443,550
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	534,424
500,000	5.00%, 06/15/26 (c)	444,595
500,000	5.00%, 06/15/26 (c)	418,380
1,000,000	5.13%, 06/15/24 (c)	859,660
1,000,000	Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	816,510
1,000,000	Public Finance Authority, Friends Homes (RB) 5.00%, 09/01/26 (c)	855,370
100,000	Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	100,558
4,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	4,386,870
7,790,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	7,122,475
417,991	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	265,366
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	492,915
2,000,000	6.38%, 01/01/28 (c)	1,924,980
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,004,060
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	501,185
5,000,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	4,003,650
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,250,000	5.00%, 06/15/26 (c)	908,662
6,000,000	5.00%, 06/15/26 (c)	4,811,340
	Public Finance Authority, Penick Village (RB)
500,000	4.00%, 09/01/26 (c)	432,250
500,000	5.00%, 09/01/26 (c)	395,710
500,000	5.00%, 09/01/26 (c)	403,355
500,000	5.00%, 09/01/26 (c)	427,400

See Notes to Financial Statements

129

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Wisconsin: (continued)
$500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	$433,120
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	278,457
5,265,000	Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	5,012,333
	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
1,950,000	5.00%, 10/01/29 (c)	1,903,746
2,000,000	5.00%, 10/01/29 (c)	2,051,340
3,055,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	1,830,037
1,250,000	Public Finance Authority, Whitestone (RB) 5.00%, 03/01/28 (c)	1,143,375
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	714,862
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW)
105,000	4.00%, 07/01/23 (c)	87,941
130,000	4.13%, 07/01/23 (c)	109,273
Principal Amount		Value

Wisconsin: (continued)
	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB)
$2,150,000	5.25%, 02/01/23 (c)	$1,819,351
1,975,000	5.38%, 02/01/23 (c)	1,668,717
2,725,000	Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB) 5.00%, 11/01/26 (c)	2,261,750
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	3,378,909
250,000	Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	213,210
1,750,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	1,846,810
		73,161,163
Total Municipal Bonds: 97.8% (Cost: $2,800,236,959)		2,513,321,641
Other assets less liabilities: 2.2%		57,044,920
NET ASSETS: 100.0%		$2,570,366,561

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

See Notes to Financial Statements

130

Summary of Investments
By Sector	% of Investments	Value
Education	7.6%	$192,023,052
Health Care	20.7	520,181,311
Housing	3.3	84,198,211
Industrial Revenue	15.7	395,722,909
Leasing	7.0	175,695,314
Local	8.1	202,717,525
Power	0.6	14,000,984
Solid Waste/Resource Recovery	0.1	2,177,303
Special Tax	11.3	283,828,976
State	3.0	76,202,552
Tobacco	12.9	323,995,856
Transportation	7.7	192,400,989
Water & Sewer	2.0	50,176,659
	100.0%	$2,513,321,641

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$2,513,321,641	$—	$2,513,321,641

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

131

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.9%
$500,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$549,860
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
150,000	6.45%, 06/01/20 (c)	147,420
150,000	6.45%, 06/01/20 (c)	147,420
500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	532,445
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,048,520
		2,425,665
American Samoa: 0.3%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	416,152
250,000	6.50%, 09/01/28	283,860
		700,012
Arizona: 1.8%
125,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/21	128,589
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
250,000	4.75%, 07/01/23 (c)	243,572
200,000	5.00%, 07/01/26	202,276
500,000	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	453,590
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	464,285
520,000	Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	497,255
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	884,670
500,000	Industrial Development Authority of the City of Chandler, Intel Corp. Project (RB) 2.40%, 08/14/23 (p)	511,230
500,000	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	487,460
Principal Amount		Value

Arizona: (continued)
$240,000	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	$228,634
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	222,625
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	68,336
200,000	5.25%, 12/01/23	221,000
65,000	5.25%, 12/01/24	73,310
10,000	5.25%, 12/01/28	11,956
		4,698,788
California: 7.6%
250,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	272,855
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	201,417
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
500,000	5.00%, 05/01/26	579,750
500,000	5.00%, 05/01/27	588,580
500,000	5.00%, 05/01/29	602,100
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	420,877
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 06/01/20 (c)	320,803
280,000	California Infrastructure and Economic Development Bank, The J. David Gladstone Institutes Project, Series A (RB) 5.00%, 10/01/21 (c)	296,800
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	57,180
50,000	5.00%, 02/01/27	58,333
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	495,115
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	606,291
220,000	5.00%, 06/30/28	245,936

See Notes to Financial Statements

132

Principal Amount		Value

California: (continued)
$400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	$387,584
2,710,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,648,646
1,000,000	California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22	540,000
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB) 3.38%, 07/01/25	411,352
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	551,250
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
100,000	3.00%, 11/01/22	98,162
500,000	3.50%, 11/01/27	481,310
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 06/01/20 (c)	162,292
515,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 06/01/20 (c)	478,353
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	3.00%, 06/01/29	449,475
200,000	5.00%, 07/01/24	205,830
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	385,392
250,000	California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	253,935
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	506,365
25,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	24,850
Principal Amount		Value

California: (continued)
$500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	$560,840
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	401,786
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	289,540
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	138,198
1,000,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	972,040
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	150,729
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	119,481
110,000	5.00%, 06/01/25	124,091
250,000	5.00%, 06/01/26	286,687
110,000	Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	128,126
230,000	Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	256,066
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	329,732
160,000	Los Angeles Unified School District, Series A-2 (GO) 5.00%, 07/01/21	167,350
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	177,385
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,314,012
	Palomar Health (RB)
250,000	5.00%, 11/01/25	285,372
90,000	5.00%, 11/01/26 (c)	104,252
250,000	Port of Oakland (RB) 5.00%, 11/01/23	275,392
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	122,466
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	124,675
200,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	221,778

See Notes to Financial Statements

133

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SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	San Francisco Community College District (GO)
$85,000	5.00%, 06/15/22	$91,668
205,000	5.00%, 06/15/25 (c)	240,268
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	127,741
250,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	241,010
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	259,000
100,000	Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	109,825
		19,950,343
Colorado: 3.1%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	483,925
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	354,322
1,000,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	932,380
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	199,536
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	901,470
125,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	134,079
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	122,615
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,587,900
1,365,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,262,243
500,000	Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	455,105
140,000	Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	168,896
Principal Amount		Value

Colorado: (continued)
$200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	$192,162
500,000	STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	458,430
		8,253,063
Connecticut: 1.5%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	439,745
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	252,485
250,000	5.50%, 02/01/23	254,167
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	211,862
250,000	5.00%, 04/15/28	297,165
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	253,627
100,000	5.00%, 11/01/21 (c)	105,161
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	292,000
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	476,740
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	840,273
380,000	5.00%, 03/15/25	430,551
		3,853,776
District of Columbia: 0.4%
1,250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	1,149,350
Florida: 6.4%
500,000	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB) 4.50%, 01/01/29 (c)	476,825
485,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	474,393
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	923,670
400,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	404,704
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	243,095
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
2,750,000	6.25%, 06/01/20 (c) (p)	2,401,162

See Notes to Financial Statements

134

Principal Amount		Value

Florida: (continued)
$3,250,000	6.38%, 06/01/20 (c) (p)	$2,785,120
5,750,000	6.50%, 06/01/20 (c) (p)	4,879,047
500,000	Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 05/01/22 (c)	506,175
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	132,988
315,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	294,591
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	265,660
250,000	5.00%, 10/01/24	268,505
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	255,602
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	505,815
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	140,549
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	295,695
415,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	362,689
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	502,955
	Village Community Development District No. 13 (SA)
500,000	2.63%, 05/01/24	490,535
250,000	3.00%, 05/01/29	238,280
		16,848,055
Georgia: 1.9%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	253,970
500,000	6.50%, 01/01/28 (c)	523,310
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	246,290
250,000	2.93%, 03/12/24 (p)	251,060
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,015,810
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	225,363
Principal Amount		Value

Georgia: (continued)
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
$400,000	3.00%, 04/01/24	$367,360
500,000	4.00%, 04/01/26 (c)	442,205
280,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	309,834
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	228,313
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	143,221
135,000	5.50%, 09/15/25	155,436
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	251,030
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	451,325
250,000	White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	239,027
		5,103,554
Guam: 0.9%
480,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	474,110
	Guam Government, Business Privilege Tax, Series A (RB)
300,000	5.00%, 01/01/22 (c)	302,538
110,000	5.00%, 01/01/22 (c)	110,402
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	368,593
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,036,730
		2,292,373
Hawaii: 0.0%
90,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 06/01/20 (c)	90,260
Illinois: 16.2%
	Chicago Board of Education, Series A (GO)
250,000	0.00%, 12/01/22 ^	230,620
310,000	0.00%, 12/01/24 ^	266,405
310,000	0.00%, 12/01/26 ^	246,490
435,000	0.00%, 12/01/28 ^	318,172
500,000	4.00%, 12/01/22	497,095
200,000	5.00%, 12/01/28 (c)	240,560
250,000	5.00%, 12/01/28 (c)	251,580
230,000	5.50%, 12/01/26	251,054
200,000	7.00%, 12/01/25 (c)	224,748

See Notes to Financial Statements

135

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	$1,005,510
350,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	311,895
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	508,160
	Chicago O’Hare International Airport, Series B (RB)
300,000	4.00%, 01/01/22 (c)	305,337
105,000	5.00%, 01/01/25 (c)	116,838
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	401,666
	Chicago School Reform Board of Trustees, Series B-1 (GO)
515,000	0.00%, 12/01/24 ^	442,576
560,000	0.00%, 12/01/25 ^	463,226
490,000	0.00%, 12/01/26 ^	389,614
1,515,000	0.00%, 12/01/28 ^	1,108,116
585,000	0.00%, 12/01/29 ^	408,652
190,000	0.00%, 12/01/30 ^	126,578
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	211,708
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	130,020
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	105,395
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	108,940
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	286,972
350,000	5.25%, 01/01/25 (c)	355,071
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	727,398
500,000	5.00%, 01/01/30	507,740
270,000	5.25%, 01/01/24 (c)	274,123
180,000	5.25%, 01/01/24 (c)	182,093
	City of Chicago, Series C (GO)
300,000	5.00%, 01/01/22 (c)	302,733
95,000	5.00%, 01/01/22	101,527
455,000	5.00%, 01/01/23	463,022
400,000	5.00%, 01/01/24	409,012
1,090,000	5.00%, 01/01/25	1,117,141
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	104,372
150,000	5.00%, 11/01/24 (c)	159,371
100,000	5.00%, 11/01/24 (c)	105,523
270,000	5.00%, 11/01/24 (c)	285,946
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	107,303
Principal Amount		Value

Illinois: (continued)
$240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	$243,053
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	511,085
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,073,844
250,000	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	242,762
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 06/01/20 (c)	100,044
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	221,308
	Illinois Railsplitter Tobacco Settlement Authority (RB)
75,000	5.25%, 06/01/21	78,105
70,000	5.38%, 06/01/21	72,991
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	201,838
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
215,000	0.00%, 12/15/22 ^	200,073
130,000	0.00%, 12/15/24 ^	112,939
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	86,555
110,000	5.00%, 06/15/22 (c)	110,342
970,000	5.00%, 06/15/22 (c)	959,262
35,000	5.00%, 12/15/22	35,597
500,000	5.00%, 12/15/27 (c)	511,710
205,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	246,529
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	294,496
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	99,256
290,000	4.00%, 03/01/22 (c)	273,412
185,000	4.00%, 08/01/22 (c)	175,567
660,000	4.00%, 05/01/24	637,540
430,000	4.00%, 06/15/26 (c)	425,111
300,000	4.13%, 03/01/22 (c)	278,667
100,000	4.13%, 11/01/26 (c)	90,787
540,000	5.00%, 06/01/20 (c)	540,022
785,000	5.00%, 05/01/21	786,499
125,000	5.00%, 06/15/21	126,901
70,000	5.00%, 07/01/21	70,151
445,000	5.00%, 01/01/22 (c)	433,866
200,000	5.00%, 02/01/22	200,480
655,000	5.00%, 05/01/22	655,052

See Notes to Financial Statements

136

Principal Amount		Value

Illinois: (continued)
$180,000	5.00%, 06/15/22	$184,993
920,000	5.00%, 08/01/22 (c)	912,336
195,000	5.00%, 08/01/22	202,353
750,000	5.00%, 08/01/22	749,655
285,000	5.00%, 06/15/23 (c)	294,003
190,000	5.00%, 06/15/23 (c)	197,178
525,000	5.00%, 06/15/23	544,992
700,000	5.00%, 08/01/23	696,773
120,000	5.00%, 02/01/24	119,233
500,000	5.00%, 02/01/24	496,805
150,000	5.00%, 02/01/24 (c)	148,130
100,000	5.00%, 05/01/24 (c)	97,316
705,000	5.00%, 11/01/24	698,465
1,315,000	5.00%, 12/01/25	1,292,908
200,000	5.00%, 01/01/26	196,158
515,000	5.00%, 02/01/26	504,844
455,000	5.00%, 06/01/26 (c)	442,524
100,000	5.00%, 06/01/26	97,832
1,000,000	5.00%, 02/01/27	974,500
275,000	5.25%, 07/01/23 (c)	270,083
60,000	5.50%, 07/01/23 (c)	60,121
500,000	5.50%, 07/01/23 (c)	502,480
270,000	5.50%, 07/01/23 (c)	272,198
500,000	6.00%, 05/01/25	514,870
	State of Illinois, Series A (GO)
220,000	4.00%, 06/01/20 (c)	203,876
170,000	4.00%, 01/01/22 (c)	164,647
100,000	4.00%, 01/01/22 (c)	94,464
100,000	4.00%, 01/01/22 (c)	91,452
105,000	4.00%, 01/01/22	103,589
50,000	4.00%, 01/01/22 (c)	48,828
100,000	5.00%, 04/01/21	100,171
185,000	5.00%, 06/01/21	185,376
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	303,471
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	157,773
2,355,000	5.00%, 11/01/21	2,361,688
1,500,000	5.00%, 11/01/25	1,475,565
2,505,000	5.00%, 11/01/26	2,444,880
110,000	5.00%, 11/01/27 (c)	106,307
130,000	5.00%, 11/01/27	126,103
		42,695,086
Indiana: 0.1%
290,000	City of Anderson, Anderson University (RB) 4.75%, 10/01/22 (c)	228,265
165,861	City of Carmel (RB) 7.00%, 11/15/22 (c)	1,659
		229,924
Iowa: 1.5%
270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	252,110
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
500,000	3.13%, 12/01/20 (c)	491,785
500,000	5.25%, 12/01/23 (c)	501,430
Principal Amount		Value

Iowa: (continued)
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
$500,000	3.25%, 06/01/20 (c)	$490,450
450,000	5.00%, 03/01/24 (c)	453,073
1,880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	1,862,516
		4,051,364
Kansas: 0.7%
500,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	438,580
1,375,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	1,274,047
		1,712,627
Kentucky: 0.6%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	158,885
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	366,064
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	353,200
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	95,779
175,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	198,657
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	154,673
130,000	Kentucky Turnpike Authority,Series A (RB) 5.00%, 07/01/21	134,759
		1,462,017
Louisiana: 1.1%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,025,000	5.00%, 12/01/27	1,165,968
150,000	5.00%, 12/01/29	170,495
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,491
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	602,142

See Notes to Financial Statements

137

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Louisiana: (continued)
$329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	$3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
910,000	Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	928,619
80,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	81,812
		2,970,535
Maryland: 1.2%
200,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	195,640
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	243,720
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	360,031
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	193,920
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	698,336
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	232,841
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	443,054
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	220,035
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project,Series C-1 (RB) 3.50%, 06/01/20 (c)	465,435
		3,053,012
Massachusetts: 1.4%
490,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	481,190
310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	354,039
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG)
$500,000	5.00%, 07/01/28 (c)	$584,660
500,000	5.00%, 07/01/28 (c)	588,430
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	141,747
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	238,847
500,000	4.00%, 10/01/22 (c)	481,880
335,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	364,209
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	108,666
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	308,245
		3,651,913
Michigan: 0.6%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	52,570
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	226,223
580,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	624,411
155,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	171,985
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
535,000	5.13%, 05/18/20 (c)	535,332
60,000	5.25%, 05/18/20 (c)	60,040
		1,670,561
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	92,932
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	163,474
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350,756
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	251,800

See Notes to Financial Statements

138

Principal Amount		Value

Minnesota: (continued)
$120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	$125,288
		984,250
Missouri: 0.5%
160,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	152,466
235,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	218,524
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	198,442
475,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	345,087
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	483,440
		1,397,959
Montana: 0.1%
220,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	222,350
Nebraska: 0.1%
100,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/28	115,509
100,000	Nebraska Public Power District (RB) 5.00%, 01/01/22	106,767
		222,276
Nevada: 1.0%
455,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 06/01/20 (c)	398,703
500,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.50%, 06/15/24	481,730
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	310,495
250,000	5.00%, 06/15/29	311,552
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	131,558
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	491,105
Principal Amount		Value

Nevada: (continued)
$535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	$519,522
		2,644,665
New Hampshire: 0.2%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	235,283
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	257,575
		492,858
New Jersey: 11.9%
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	228,053
695,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	712,632
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	355,229
165,000	5.00%, 06/15/22	174,492
150,000	5.00%, 06/15/22 (c)	158,267
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	224,192
2,000,000	5.25%, 08/20/22 (c)	1,983,840
500,000	5.63%, 03/05/24 (c)	501,315
300,000	5.75%, 09/15/22 (c)	292,089
75,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	71,115
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	207,257
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	496,185
115,000	5.00%, 11/01/25	119,260
110,000	New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A(RB) (AGM) 5.00%, 11/01/29 (c)	112,490
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	121,895
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	104,657

See Notes to Financial Statements

139

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	$515,935
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	536,572
240,000	5.25%, 03/01/21 (c)	247,649
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	227,849
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	151,860
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
565,000	5.00%, 03/01/23 (c)	574,791
370,000	5.00%, 03/01/23 (c)	375,587
640,000	5.00%, 03/01/23 (c)	647,488
655,000	5.00%, 03/01/23 (c)	661,019
300,000	5.00%, 03/01/23 (c)	306,990
200,000	5.00%, 03/01/23 (c)	204,236
500,000	5.00%, 03/01/23 (c)	509,615
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	349,068
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	441,694
130,000	4.38%, 06/15/25 (c)	131,125
375,000	5.00%, 06/15/21	380,831
345,000	5.00%, 06/15/25 (c)	356,209
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	723,247
175,000	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB) 4.13%, 07/01/25 (c)	159,126
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	148,867
175,000	5.00%, 06/15/24 (c)	180,145
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	322,100
Principal Amount		Value

New Jersey: (continued)
$75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	$76,184
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	597,225
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	99,557
360,000	0.00%, 12/15/26 ^	286,380
2,325,000	0.00%, 12/15/30 ^	1,541,266
330,000	5.00%, 06/15/21 (c)	332,524
500,000	5.00%, 12/15/24	517,390
500,000	5.00%, 12/15/25	518,665
500,000	5.00%, 06/15/26 (c)	529,545
1,050,000	5.00%, 12/15/26	1,091,317
170,000	5.50%, 12/15/22	176,424
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	118,208
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	232,349
605,000	5.00%, 06/15/22 (c)	610,064
200,000	5.00%, 06/15/22	204,340
205,000	5.00%, 06/15/22 (c)	208,223
285,000	5.00%, 06/15/23 (c)	290,871
275,000	5.00%, 06/15/25 (c)	283,935
500,000	5.00%, 12/15/28 (c)	508,255
100,000	5.25%, 06/15/25 (c)	104,061
365,000	5.25%, 06/15/25 (c)	376,063
100,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.25%, 06/15/21 (c)	101,034
1,500,000	New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,524,765
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,028,404
1,415,000	0.00%, 12/15/28 ^	1,041,115
290,000	0.00%, 12/15/29 ^	216,859
540,000	0.00%, 12/15/30 ^	377,125
	New Jersey Transportation Trust Fund Authority, Series D (RB)
480,000	5.00%, 12/15/23	494,630
130,000	5.25%, 12/15/23	135,044
1,525,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,588,242
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	312,699
250,000	5.00%, 06/01/22	269,062
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	84,635
110,000	4.00%, 06/01/23 (c)	115,555
100,000	5.00%, 06/01/27	120,930

See Notes to Financial Statements

140

Principal Amount		Value

New Jersey: (continued)
	Tobacco Settlement Financing Corp., Series A (RB)
$500,000	5.00%, 06/01/23	$543,445
500,000	5.00%, 06/01/28 (c)	582,495
150,000	5.00%, 06/01/28 (c)	176,499
		31,430,355
New Mexico: 0.1%
250,000	Farmington, Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	245,867
New York: 9.3%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
1,600,000	5.00%, 07/15/23	1,634,464
1,750,000	5.00%, 07/15/24	1,795,797
100,000	5.00%, 07/15/26	102,780
2,500,000	5.00%, 01/15/27 (c)	2,535,300
100,000	5.00%, 01/15/27 (c)	102,044
100,000	5.00%, 01/15/27 (c)	102,566
1,250,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,177,712
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	251,640
	Metropolitan Transportation Authority, Series D (RB)
125,000	5.00%, 11/15/21 (c)	133,189
150,000	5.00%, 11/15/21 (c)	159,827
500,000	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	444,005
25,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 06/01/20 (c)	25,071
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	106,880
215,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	219,392
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	341,169
300,000	5.00%, 06/01/27 (c)	341,889
750,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/28 (c)	807,825
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	265,657
Principal Amount		Value

New York: (continued)
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
$2,000,000	5.00%, 08/01/21 (c)	$1,954,760
1,560,000	5.00%, 08/01/21 (c)	1,527,178
535,000	5.00%, 08/01/21	532,325
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	160,682
230,000	5.00%, 01/01/28 (c)	230,980
1,000,000	5.00%, 01/01/28	1,004,260
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	35,005
50,000	5.00%, 01/01/22	49,997
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	472,660
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	25,950
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 06/01/20 (c)	1,001,050
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
945,000	5.00%, 01/01/26 (c)	867,415
1,000,000	5.00%, 01/01/26 (c)	901,540
750,000	5.00%, 01/01/26 (c)	703,110
1,130,000	5.00%, 01/01/26 (c)	1,047,973
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	692,065
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	122,334
100,000	4.13%, 05/15/23 (c)	102,198
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	79,827
70,000	5.00%, 06/01/27	80,308
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,529,025
550,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	502,749
200,000	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	195,682
		24,366,280

See Notes to Financial Statements
141

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

North Carolina: 0.4%
$125,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 6.00%, 01/01/25	$153,056
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	150,335
340,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	336,614
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	375,399
		1,015,404
North Dakota: 0.3%
1,000,000	Grand Forks County, Solid Waste Disposal, Red River Biorefinery LLC (RB) 5.75%, 09/15/26 (c)	854,750
Northern Mariana Islands: 0.5%
1,500,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 06/01/20 (c)	1,344,255
Ohio: 3.1%
500,000	American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	629,480
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	92,033
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	275,585
50,000	5.00%, 02/15/26	55,787
110,000	5.00%, 02/15/27 (c)	119,041
250,000	5.00%, 02/15/27	282,630
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	340,324
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	51,896
260,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	232,539
2,500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	2,384,150
500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/24 (c) (p)	479,525
2,500,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,296,775
Principal Amount		Value

Ohio: (continued)
$550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	$516,285
500,000	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 3.75%, 01/15/28	500,235
		8,256,285
Oklahoma: 0.7%
210,900	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	2,109
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	267,867
1,500,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,471,650
		1,741,626
Oregon: 1.3%
500,000	Clackamas County Hospital Facility Authority (RB) 3.20%, 05/21/20 (c)	475,135
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
1,000,000	6.50%, 04/01/28 (c) (d) *	671,000
1,500,000	6.50%, 04/01/28 (c) (d) *	1,006,500
500,000	11.50%, 04/01/26 (c) (d) *	412,310
500,000	Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 07/01/21 (c)	519,230
325,000	Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	312,325
		3,396,500
Pennsylvania: 4.3%
1,030,000	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB) 4.88%, 11/01/24	919,440
	Allentown Neighborhood Improvement Zone Development Authority (RB)
850,000	5.00%, 05/01/22	865,784
750,000	5.00%, 05/01/23	768,187
1,250,000	5.00%, 05/01/27	1,305,625
250,000	5.00%, 05/01/28	257,330
200,000	Berks County Industrial Development Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	192,628
80,000	City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	91,324

See Notes to Financial Statements

142

Principal Amount		Value

Pennsylvania: (continued)
$500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	$539,850
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	244,582
850,000	5.00%, 10/15/27	837,530
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	143,512
240,000	Delaware River Port Authority, Series B (RB) 5.00%, 01/01/21	246,024
250,000	Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	265,365
100,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	101,874
530,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	501,438
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	941,370
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
250,000	5.00%, 12/31/21	263,807
125,000	5.00%, 12/31/23	130,191
550,000	5.00%, 06/30/26 (c)	585,145
130,000	5.00%, 06/30/26	138,418
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	113,931
350,000	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	321,958
600,000	Philadelphia Authority for Industrial Development, The Pavilion, Series A (RB) 3.00%, 12/01/21 (c)	461,886
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	116,655
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 05/21/20 (c)	243,087
75,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	74,564
Principal Amount		Value

Pennsylvania: (continued)
$200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	$238,596
	The Hospitals and Higher Education, Facilities Authority of Philiadelphia (RB)
115,000	5.00%, 07/01/26	127,931
275,000	5.00%, 07/01/27 (c)	300,880
		11,338,912
Puerto Rico: 2.9%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
500,000	5.00%, 07/01/21	498,750
485,000	5.25%, 07/01/22 (c)	480,756
950,000	6.13%, 07/01/24	973,750
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 06/01/20 (c)	186,186
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 06/01/20 (c)	251,635
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 06/01/20 (c)	103,500
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 06/01/20 (c)	196,688
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 06/01/20 (c)	783,346
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,605,013	0.00%, 07/01/24 ^	1,367,969
2,610,000	0.00%, 07/01/27 ^	1,969,141
96,000	0.00%, 07/01/28 (c) ^	52,229
151,000	0.00%, 07/01/28 (c) ^	92,607
808,000	0.00%, 07/01/28 (c) ^	553,181
		7,509,738
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	185,527
115,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	122,076
		307,603
South Carolina: 0.4%
109,791	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	43,590

See Notes to Financial Statements

143

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Carolina: (continued)
$500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	$509,100
425,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	395,811
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	237,481
		1,185,982
Tennessee: 0.9%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	434,215
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,141
2,000,000	Franklin Health and Educational Facilities Board, Provision CARES Proton Therapy Center, Nashville Project, Series A (RB) 6.50%, 06/01/27	1,782,060
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	221,585
		2,464,001
Texas: 5.6%
1,200,000	Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	1,187,856
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	129,569
395,000	City of Austin, Airport System (RB) 5.00%, 11/15/24 (c)	435,839
1,000,000	City of Houston, Airport System, Series A (RB) 5.00%, 07/01/21	1,036,850
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.75%, 07/01/24	996,500
1,500,000	5.00%, 07/15/28	1,493,490
	Clifton Higher Education Finance Corp., Series A (RB)
100,000	4.63%, 08/15/25	100,671
200,000	5.13%, 08/15/25 (c)	202,148
1,065,000	6.00%, 09/28/23 (c)	1,109,464
	Clifton Higher Education Finance Corp., Series D (RB)
530,000	5.25%, 08/15/25 (c)	545,699
500,000	5.25%, 08/15/25 (c)	517,180
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	314,686
Principal Amount		Value

Texas: (continued)
$215,000	Harris County, Houston Sports Authority, Junior Lien, Series H (RB) 0.00%, 11/15/29 ^	$152,336
260,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	286,205
300,000	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) 5.00%, 02/15/26 (c)	252,510
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	579,066
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	94,145
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	237,773
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	89,818
100,000	5.00%, 07/01/24	88,867
75,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	72,970
145,000	North Texas Tollway Authority, First Tier, Series D (RB) 0.00%, 01/01/29 ^	121,345
185,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	214,641
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	77,797
85,000	5.50%, 08/01/22	90,485
55,000	5.50%, 08/01/24	61,223
125,000	5.50%, 08/01/25	141,989
110,000	5.50%, 08/01/27	129,488
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	472,234
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 06/01/20 (c) (d) *	133,000
800,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	650,560

See Notes to Financial Statements

144

Principal Amount		Value

Texas: (continued)
$200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	$166,534
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	508,080
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	251,623
155,000	5.25%, 12/15/22	166,687
15,000	5.25%, 12/15/23	16,508
60,000	5.25%, 12/15/24	67,390
100,000	5.25%, 12/15/25	114,461
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	118,817
70,000	5.00%, 12/15/22 (c)	73,506
1,000,000	5.00%, 12/15/22 (c)	1,051,620
105,000	5.00%, 12/15/22	110,477
		14,662,107
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	153,026
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	893,860
300,000	5.00%, 10/01/24	284,094
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 10/01/20 (c)	469,405
270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 06/01/20 (c)	256,678
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
30,000	5.00%, 06/01/20 (c)	28,164
140,000	5.00%, 10/01/20 (c)	130,740
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 06/01/20 (c)	720,420
	Virgin Islands Water and Power Authority, Series A (RB)
440,000	4.00%, 07/01/21	423,588
150,000	5.00%, 06/01/20 (c)	141,335
75,000	5.00%, 06/01/20 (c)	69,437
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 06/01/20 (c)	50,004
		3,467,725
Principal Amount		Value

Virginia: 0.9%
$140,000	Amherst Industrial Development Authority (RB) 4.75%, 06/01/20 (c)	$128,108
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	531,460
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	72,754
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	87,495
125,000	5.00%, 12/01/24	125,198
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	326,547
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	461,200
250,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	218,148
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 06/01/20 (c)	453,630
		2,404,540
Washington: 1.1%
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	161,006
480,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/25 (c) (p)	535,363
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 06/01/20 (c)	465,700
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	473,708
200,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 05/21/20 (c)	196,612
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	229,233
500,000	4.00%, 01/01/25 (c)	476,070

See Notes to Financial Statements

145

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: (continued)
$500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	$435,315
		2,973,007
West Virginia: 0.3%
100,000	Brooke County Commission, Bethany College, Series A (RB) 5.75%, 04/01/21 (c)	93,574
370,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 3.00%, 06/01/22 (c)	353,531
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 05/18/20 (c) (d) *	35,750
410,000	6.50%, 05/18/20 (c) (d) *	225,500
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	172,997
		881,352
Wisconsin: 2.5%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	443,705
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	914,260
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	460,710
	Public Finance Authority, Friends Homes (RB)
250,000	4.00%, 09/01/24	238,778
500,000	4.00%, 09/01/26 (c)	448,870
Principal Amount		Value

Wisconsin: (continued)
$175,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	$159,521
325,000	Public Finance Authority, North Carolina Leadership Academy, Series A (RB) 4.00%, 06/15/26 (c)	310,368
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	235,818
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,084,440
420,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	422,944
500,000	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB) 5.00%, 10/01/29	563,690
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	745,020
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
200,000	3.50%, 08/01/22	191,862
250,000	5.00%, 08/01/24 (c)	238,288
		6,458,274
Total Municipal Bonds: 98.5% (Cost: $277,418,482)		259,284,225
Other assets less liabilities: 1.5%		3,981,548
NET ASSETS: 100.0%		$263,265,773

See Notes to Financial Statements

146

Definitions:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	8.6%	$22,204,089
Health Care	15.3	39,717,029
Housing	1.8	4,563,329
Industrial Revenue	23.3	60,525,935
Leasing	10.1	26,275,211
Local	6.8	17,535,976
Power	1.7	4,336,980
Solid Waste/Resource Recovery	0.0	8
Special Tax	9.3	23,989,541
State	9.4	24,474,768
Tobacco	2.4	6,254,124
Transportation	9.2	23,919,678
Water & Sewer	2.1	5,487,557
	100.0%	$259,284,225

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$259,284,225	$—	$259,284,225

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

147

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Number of Shares		Value

CLOSED-END FUNDS: 99.8% (a)
138,053	AllianceBernstein National Municipal Income Fund, Inc.	$1,744,990
72,520	BlackRock Investment Quality Municipal Trust, Inc.	1,069,670
41,004	BlackRock Long-Term Municipal Advantage Trust	447,764
174,332	BlackRock Muni Intermediate Duration Fund, Inc.	2,288,979
94,934	BlackRock MuniAssets Fund, Inc.	1,184,776
331,690	BlackRock Municipal 2030 Target Term Trust	7,366,835
47,016	BlackRock Municipal Bond Trust	647,880
123,908	BlackRock Municipal Income Quality Trust	1,610,804
157,218	BlackRock Municipal Income Trust	1,908,627
75,075	BlackRock Municipal Income Trust II	978,227
146,580	BlackRock MuniEnhanced Fund, Inc.	1,490,719
50,849	BlackRock MuniHoldings Fund, Inc.	707,310
184,844	BlackRock MuniHoldings Investment Quality Fund	2,282,823
109,403	BlackRock MuniHoldings Quality Fund II, Inc.	1,270,169
63,871	BlackRock MuniHoldings Quality Fund, Inc.	730,684
73,464	BlackRock MuniVest Fund II, Inc.	921,973
283,786	BlackRock MuniVest Fund, Inc.	2,247,585
169,152	BlackRock MuniYield Fund, Inc.	2,078,878
47,452	BlackRock MuniYield Investment Fund	575,593
110,435	BlackRock MuniYield Quality Fund II, Inc.	1,324,116
325,156	BlackRock MuniYield Quality Fund III, Inc.	3,908,375
137,723	BlackRock MuniYield Quality Fund, Inc.	1,911,595
66,294	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	808,124
75,457	BNY Mellon Municipal Income, Inc.	600,638
214,502	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,469,339
208,886	BNY Mellon Strategic Municipals, Inc.	1,501,890
198,883	DWS Municipal Income Trust	2,040,540
370,430	Eaton Vance Municipal Bond Fund	4,441,456
34,755	Eaton Vance Municipal Income 2028 Term Trust	677,722
178,708	Eaton Vance Municipal Income Trust	2,055,142
47,539	Eaton Vance National Municipal Opportunities Trust	869,726
201,229	Invesco Advantage Municipal Income Trust II	1,992,167
152,693	Invesco Municipal Income Opportunities Trust	1,000,139
Number of Shares		Value

CLOSED-END FUNDS: (continued)
306,294	Invesco Municipal Opportunity Trust	$3,451,933
249,671	Invesco Municipal Trust	2,788,825
264,077	Invesco Quality Municipal Income Trust	2,999,915
265,981	Invesco Trust for Investment Grade Municipals	3,058,781
213,091	Invesco Value Municipal Income Trust	2,904,430
70,763	MainStay MacKay DefinedTerm Municipal Opportunities Fund	1,352,989
114,671	MFS High Income Municipal Trust	486,205
187,171	MFS Municipal Income Trust	1,094,950
60,031	Neuberger Berman Municipal Fund, Inc.	811,619
798,183	Nuveen AMT-Free Municipal Credit Income Fund	11,126,671
65,891	Nuveen AMT-Free Municipal Value Fund	954,761
864,620	Nuveen AMT-Free Quality Municipal Income Fund	11,162,244
91,581	Nuveen Enhanced Municipal Value Fund	1,179,563
151,824	Nuveen Intermediate Duration Municipal Term Fund	1,888,691
43,184	Nuveen Intermediate Duration Quality Municipal Term Fund	562,688
628,481	Nuveen Municipal Credit Income Fund	8,258,240
167,392	Nuveen Municipal Credit Opportunities Fund	1,853,029
238,468	Nuveen Municipal High Income Opportunity Fund	2,861,616
638,383	Nuveen Municipal Value Fund, Inc.	6,128,477
850,700	Nuveen Quality Municipal Income Fund	11,101,635
50,545	Nuveen Select Tax-Free Income Portfolio	739,473
60,465	Nuveen Select Tax-Free Income2 Portfolio	837,440
80,134	PIMCO Municipal Income Fund III	845,414
120,863	Pioneer Municipal High Income Advantage Trust	1,215,882
115,026	Pioneer Municipal High Income Trust	1,244,581
174,867	Putnam Managed Municipal Income Trust	1,168,112
124,214	Putnam Municipal Opportunities Trust	1,444,609
156,584	Western Asset Managed Municipals Fund, Inc.	1,791,321
36,903	Western Asset Municipal Defined Opportunity Trust, Inc.	687,134
Total Closed-End Funds (Cost: $157,463,941)		142,156,483
Other assets less liabilities: 0.2%		229,907
NET ASSETS: 100.0%		$142,386,390

See Notes to Financial Statements

148

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$142,156,483

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$142,156,483	$—	$—	$142,156,483

See Notes to Financial Statements

149

VANECK VECTORS MUNICIPAL ALLOCATION ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Number of Shares		Value

EXCHANGE TRADED FUND: 100.0% (a) (Cost: $4,565,667)
261,591	VanEck Vectors AMT-Free Short Municipal Index ETF ‡	$4,591,294
Total Investments (Cost: $4,565,667)		4,591,294
Other assets less liabilities: 0.0%		866
NET ASSETS: 100.0%		$4,592,160

Footnotes:

(a)	The underlying fund’s shareholder report and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2020 is set forth below:

Affiliates	Value 05/15/19*	Purchases	Sales Proceeds	Realized Gain (Loss)		Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 04/30/20
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	$—	$1,532,913	$(1,447,942)	$(84,048	)**	$16,183	$—	$—
VanEck Vectors AMT-Free Long Municipal Index ETF	—	2,309,741	(2,149,766)	(158,787	)***	30,143	—	—
VanEck Vectors AMT-Free Short Municipal Index ETF	—	6,832,523	(2,304,539)	37,684		—	25,626	4,591,294
VanEck Vectors High-Yield Municipal Index ETF	—	3,087,349	(2,569,165)		(518,184)	60,565	—	—
VanEck Vectors Short High-Yield Municipal Index ETF	—	769,470	(659,296)		(110,174)	11,755	—	—
	$—	$14,531,996	$(9,130,708)		$(833,509)	$118,646	$25,626	$4,591,294

*	Commencement of operations.
**	Includes $923 of capital gains distributions from the underlying affiliated investment company.
***	Includes $1,188 of capital gains distributions from the underlying affiliated investment company.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$4,591,294

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$4,591,294	$—	$—	$4,591,294

See Notes to Financial Statements

150

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2020

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Assets:
Investments, at value
Unaffiliated issuers (1)	$1,561,977,875	$195,260,343	$201,437,205
Affiliated issuers (2)	—	—	—
Cash	1,456,589	1,380,650	9
Receivables:
Investment securities sold	6,386,687	789,596	2,782,835
Shares of beneficial interest sold	—	—	—
Dividends and interest	18,296,005	2,408,863	2,560,373
Prepaid expenses	—	—	—
Total assets	1,588,117,156	199,839,452	206,780,422

Liabilities:
Payables:
Investment securities purchased	6,116,495	—	3,009,783
Line of credit	—	—	137,593
Shares of beneficial interest redeemed	—	—	—
Due to Adviser	318,238	39,906	33,471
Deferred Trustee fees	3,000	1,517	1,600
Accrued expenses	—	—	111
Total liabilities	6,437,733	41,423	3,182,558
NET ASSETS	$1,581,679,423	$199,798,029	$203,597,864
Shares outstanding	32,298,916	9,900,000	11,600,000
Net asset value, redemption and offering price per share	$48.97	$20.18	$17.55

Net Assets consist of:
Aggregate paid in capital	$1,552,095,911	$201,221,431	$204,175,748
Total distributable earnings (loss)	29,583,512	(1,423,402)	(577,884)
NET ASSETS	$1,581,679,423	$199,798,029	$203,597,864
(1) Cost of investments-Unaffiliated issuers	$1,534,343,952	$196,960,073	$201,302,606
(2) Cost of investments-Affiliated issuers	$—	$—	$—

See Notes to Financial Statements

152

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF	CEF Municipal Income ETF	Municipal Allocation ETF

$2,513,321,641	$259,284,225	$142,156,483	$—
—	—	—	4,591,294
23,814,871	119,308	151,083	9,755

18,117,795	—	—	—
—	—	1,215,378	—
42,075,286	3,942,017	416,743	—
—	—	2,012	992
2,597,329,593	263,345,550	143,941,699	4,602,041

903,686	—	1,215,333	—
—	—	283,562	—
25,249,637	—	—	—
806,525	79,777	46,533	417
3,184	—	4,195	—
—	—	5,686	9,464
26,963,032	79,777	1,555,309	9,881
$2,570,366,561	$263,265,773	$142,386,390	$4,592,160
45,796,401	11,400,000	5,850,000	200,000
$56.13	$23.09	$24.34	$22.96

$2,889,117,837	$285,422,306	$163,058,297	$5,416,478
(318,751,276)	(22,156,533)	(20,671,907)	(824,318)
$2,570,366,561	$263,265,773	$142,386,390	$4,592,160
$2,800,236,959	$277,418,482	$157,463,941	$—
$—	$—	$—	$4,565,667

See Notes to Financial Statements

153

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2020

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Income:
Dividends	$103,197	$7,485	$12,118
Interest	43,228,233	5,640,628	3,499,886
Total income	43,331,430	5,648,113	3,512,004

Expenses:
Management fees	4,309,785	458,216	402,287
Interest	2,480	497	1,703
Total expenses	4,312,265	458,713	403,990
Net investment income	39,019,165	5,189,400	3,108,014

Net realized gain (loss) on:
Investments	2,972,632	28,942	771,912
In-kind redemptions	18,722,117	1,005,185	52,588
Net realized gain (loss)	21,694,749	1,034,127	824,500

Net change in unrealized appreciation (depreciation) on:
Investments	(15,398,761)	(5,040,336)	(757,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,315,153	$1,183,191	$3,174,600

See Notes to Financial Statements

154

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF

$234,209	$17,779
145,940,746	9,303,120
146,174,955	9,320,899

11,111,433	876,690
—	237
11,111,433	876,927
135,063,522	8,443,972

(5,866,701)	(129,347)
(67,246,023)	(1,425,959)
(73,112,724)	(1,555,306)

(329,370,475)	(20,189,964)
$(267,419,677)	$(13,301,298)

See Notes to Financial Statements

155

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2020 (continued)

	CEF Municipal Income ETF	Municipal Allocation ETF (a)

Income:
Dividends – unaffiliated issuers	$7,062,543	$997
Dividends – affiliated issuers	—	118,646
Interest	1,720	125
Total income	7,064,263	119,768

Expenses:
Management fees	638,959	3,095
Professional fees	31,454	35,384
Custodian fees	4,002	833
Fund accounting fees	4,322	95
Reports to shareholders	15,474	5,317
IOPV fees	1,834	1,429
Trustees’ fees and expenses	2,236	228
Registration fees	4,053	1,523
Transfer agent fees	1,158	1,155
Insurance	1,155	496
Interest	6,513	—
Other	2,111	101
Total expenses	713,271	49,656
Waiver of management fees	(67,473)	(3,095)
Expenses assumed by the Adviser	—	(43,462)
Net expenses	645,798	3,099
Net investment income	6,418,465	116,669

Net realized gain (loss) on:
Investments – unaffiliated issuers	(1,306,952)	—
Investments – affiliated issuers	—	(873,304)
Capital gain distributions from investment companies – unaffiliated issuers	77,275	—
Capital gain distributions from investment companies – affiliated issuers	—	2,111
In-kind redemptions – unaffiliated issuers	(119,059)	—
In-kind redemptions – affiliated issuers	—	37,684
Net realized loss	(1,348,736)	(833,509)

Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	(12,581,766)	—
Investments – affiliated issuers	—	25,626
Net change in unrealized appreciation (depreciation)	(12,581,766)	25,626
Net Decrease in Net Assets Resulting from Operations	$(7,512,037)	$(691,214)

(a)	For the period May 15, 2019 (commencement of operations) through April 30, 2020.

See Notes to Financial Statements

156

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157

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT- Free Intermediate Municipal Index ETF		AMT-Free Long Municipal Index ETF
	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

Operations:
Net investment income	$39,019,165	$39,302,092	$5,189,400	$4,493,371
Net realized gain (loss)	21,694,749	558,035	1,034,127	(517,877)
Net change in unrealized appreciation (depreciation)	(15,398,761)	73,777,750	(5,040,336)	5,697,114
Net increase (decrease) in net assets resulting from operations	45,315,153	113,637,877	1,183,191	9,672,608

Distributions to shareholders
Dividends and Distributions	(41,718,531)	(39,306,781)	(5,352,305)	(4,518,275)

Share transactions:**
Proceeds from sale of shares	357,137,377	375,018,774	76,206,819	26,897,181
Cost of shares redeemed	(499,235,628)	(426,770,532)	(25,241,268)	(33,156,469)
Increase (decrease) in net assets resulting from share transactions	(142,098,251)	(51,751,758)	50,965,551	(6,259,288)
Total increase (decrease) in net assets	(138,501,629)	22,579,338	46,796,437	(1,104,955)
Net Assets, beginning of year	1,720,181,052	1,697,601,714	153,001,592	154,106,547
Net Assets, end of year	$1,581,679,423	$1,720,181,052	$199,798,029	$153,001,592

** Shares of Common Stock Issued (no par value)
Shares sold	7,100,000	7,900,000	3,600,000	1,350,000
Shares redeemed	(9,950,000)	(9,001,084)	(1,200,000)	(1,700,000)
Net increase (decrease)	(2,850,000)	(1,101,084)	2,400,000	(350,000)

See Notes to Financial Statements

158

AMT-Free Short Municipal Index ETF		High-Yield Municipal Index ETF		Short High-Yield Municipal Index ETF
Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

$3,108,014	$3,170,739	$135,063,522	$108,136,498	$8,443,972	$5,493,541
824,500	(1,041,127)	(73,112,724)	(12,121,310)	(1,555,306)	(1,833,671)
(757,914)	5,337,459	(329,370,475)	34,933,118	(20,189,964)	4,661,696

3,174,600	7,467,071	(267,419,677)	130,948,306	(13,301,298)	8,321,566

(3,177,000)	(3,158,590)	(130,789,239)	(107,905,812)	(7,999,685)	(5,237,285)

9,788,193	4,380,706	1,221,086,378	603,500,210	97,158,157	80,525,205
(7,062,607)	(27,681,850)	(908,446,635)	(407,349,929)	(15,135,972)	(15,601,955)

2,725,586	(23,301,144)	312,639,743	196,150,281	82,022,185	64,923,250
2,723,186	(18,992,663)	(85,569,173)	219,192,775	60,721,202	68,007,531
200,874,678	219,867,341	2,655,935,734	2,436,742,959	202,544,571	134,537,040
$203,597,864	$200,874,678	$2,570,366,561	$2,655,935,734	$263,265,773	$202,544,571

550,000	250,000	18,950,000	9,700,000	3,850,000	3,300,000
(400,000)	(1,600,000)	(15,450,000)	(6,603,599)	(650,000)	(650,000)
150,000	(1,350,000)	3,500,000	3,096,401	3,200,000	2,650,000

See Notes to Financial Statements

159

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	CEF Municipal Income ETF		Municipal Allocation ETF
	Year Ended April 30, 2020	Year Ended April 30, 2019	For the Period May 15, 2019* through April 30, 2020

Operations:
Net investment income	$6,418,465	$5,476,289	$116,669
Net realized loss	(1,348,736)	(800,801)	(833,509)
Net change in unrealized appreciation (depreciation)	(12,581,766)	6,795,757	25,626
Net increase (decrease) in net assets resulting from operations	(7,512,037)	11,471,245	(691,214)

Distributions to shareholders
Dividends and Distributions	(6,488,575)	(5,350,340)	(95,420)

Share transactions:**
Proceeds from sale of shares	55,048,993	64,240,348	7,683,791
Cost of shares redeemed	(42,631,985)	(21,267,448)	(2,304,997)
Increase in net assets resulting from share transactions	12,417,008	42,972,900	5,378,794
Total increase (decrease) in net assets	(1,583,604)	49,093,805	4,592,160
Net Assets, beginning of period	143,969,994	94,876,189	—
Net Assets, end of period	$142,386,390	$143,969,994	$4,592,160

** Shares of Common Stock Issued (no par value)
Shares sold	2,050,000	2,550,000	300,000
Shares redeemed	(1,700,000)	(850,000)	(100,000)
Net increase	350,000	1,700,000	200,000

*	Commencement of operations

See Notes to Financial Statements

160

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Intermediate Municipal Index ETF #
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$48.94	$46.83	$47.40	$48.84	$46.98
Income from investment operations:
Net investment income	1.09 (a)	1.12 (a)	1.08 (a)	1.06	1.10
Net realized and unrealized gain (loss) on investments	0.10	2.11	(0.59)	(1.44)	1.86
Total from investment operations	1.19	3.23	0.49	(0.38)	2.96
Less:
Dividends from net investment income	(1.10)	(1.12)	(1.06)	(1.06)	(1.10)
Distributions from net realized capital gains	(0.06)	—	—	—	—
Total dividends and distributions	(1.16)	(1.12)	(1.06)	(1.06)	(1.10)
Net asset value, end of year	$48.97	$48.94	$46.83	$47.40	$48.84
Total return (b)	2.40%	6.98%	1.04%	(0.80)%	6.38%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,581,679	$1,720,181	$1,697,602	$1,592,512	$1,418,799
Ratio of expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.17%	2.37%	2.24%	2.22%	2.32%
Portfolio turnover rate (c)	7%	7%	9%	7%	2%

	AMT-Free Long Municipal Index ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$20.40	$19.63	$19.63	$20.43	$19.60
Income from investment operations:
Net investment income	0.57 (a)	0.60 (a)	0.59 (a)	0.60	0.66
Net realized and unrealized gain (loss) on investments	(0.20)	0.77	0.01	(0.79)	0.83
Total from investment operations	0.37	1.37	0.60	(0.19)	1.49
Less:
Dividends from net investment income	(0.57)	(0.60)	(0.60)	(0.61)	(0.66)
Distributions from net realized capital gains	(0.02)	—	—	—	—
Total dividends and distributions	(0.59)	(0.60)	(0.60)	(0.61)	(0.66)
Net asset value, end of year	$20.18	$20.40	$19.63	$19.63	$20.43
Total return (b)	1.75%	7.15%	3.02%	(0.99)%	7.80%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$199,798	$153,002	$154,107	$161,965	$156,292
Ratio of expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.72%	3.06%	2.96%	2.99%	3.36%
Portfolio turnover rate (c)	22%	22%	33%	17%	3%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

161

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Short Municipal Index ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$17.54	$17.18	$17.52	$17.68	$17.54
Income from investment operations:
Net investment income	0.27 (a)	0.27 (a)	0.22 (a)	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.02	0.36	(0.34)	(0.17)	0.14
Total from investment operations	0.29	0.63	(0.12)	0.03	0.34
Less:
Dividends from net investment income	(0.28)	(0.27)	(0.22)	(0.19)	(0.20)
Net asset value, end of year	$17.55	$17.54	$17.18	$17.52	$17.68
Total return (b)	1.66%	3.70%	(0.70)%	0.20%	1.95%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$203,598	$200,875	$219,867	$267,138	$264,291
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.54%	1.57%	1.26%	1.11%	1.13%
Portfolio turnover rate (c)	34%	33%	41%	12%	3%

	High-Yield Municipal Index ETF #
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$62.79	$62.16	$61.52	$63.18	$62.12
Income from investment operations:
Net investment income	2.69 (a)	2.67 (a)	2.72 (a)	2.68	2.96
Net realized and unrealized gain (loss) on investments	(6.73)	0.64	0.60	(1.64)	0.98
Total from investment operations	(4.04)	3.31	3.32	1.04	3.94
Less:
Dividends from net investment income	(2.62)	(2.68)	(2.68)	(2.70)	(2.88)
Net asset value, end of year	$56.13	$62.79	$62.16	$61.52	$63.18
Total return (b)	(6.86)%	5.46%	5.48%	1.69%	6.59%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$2,570,367	$2,655,936	$2,436,743	$2,106,741	$1,882,555
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.26%	4.31%	4.37%	4.36%	4.86%
Portfolio turnover rate (c)	12%	10%	14%	10%	8%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

162

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short High-Yield Municipal Index ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.70	$24.24	$24.26	$25.15	$25.43
Income from investment operations:
Net investment income	0.84 (a)	0.80 (a)	0.76 (a)	0.72	0.87
Net realized and unrealized gain (loss) on investments	(1.64)	0.43	(0.02)	(0.92)	(0.34)
Total from investment operations	(0.80)	1.23	0.74	(0.20)	0.53
Less:
Dividends from net investment income	(0.81)	(0.77)	(0.76)	(0.69)	(0.81)
Net asset value, end of year	$23.09	$24.70	$24.24	$24.26	$25.15
Total return (b)	(3.44)%	5.16%	3.07%	(0.81)%	2.14%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$263,266	$202,545	$134,537	$114,033	$110,672
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.37%	3.28%	3.11%	2.93%	3.55%
Portfolio turnover rate (c)	17%	22%	27%	20%	16%

	CEF Municipal Income ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$26.18	$24.97	$26.58	$28.50	$26.62
Income from investment operations:
Net investment income	1.09 (a)	1.16 (a)	1.27 (a)	1.37	1.39
Net realized and unrealized gain (loss) on investments	(1.83)	1.21	(1.61)	(1.90)	1.88
Total from investment operations	(0.74)	2.37	(0.34)	(0.53)	3.27
Less:
Dividends from net investment income	(1.10)	(1.16)	(1.27)	(1.39)	(1.39)
Net asset value, end of year	$24.34	$26.18	$24.97	$26.58	$28.50
Total return (b)	(3.17)%	9.83%	(1.45)%	(1.93)%	12.87%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$142,386	$143,970	$94,876	$83,719	$95,475
Ratio of gross expenses to average net assets (d)	0.45%	0.48%	0.50%	0.51%	0.54%
Ratio of net expenses to average net assets (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (d)	4.02%	4.67%	4.78%	4.98%	5.38%
Portfolio turnover rate (c)	10%	13%	9%	12%	10%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

163

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Municipal Allocation ETF
	For the Period May 15, 2019(a) through April 30, 2020
Net asset value, beginning of period	$25.05
Income from investment operations:
Net investment income (b)	0.72
Net realized and unrealized loss on investments	(2.20)
Total from investment operations	(1.48)
Less:
Dividends from net investment income	(0.61)
Net asset value, end of period	$22.96
Total return (c)	(6.13	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,592
Ratio of gross expenses to average net assets (g)	1.28	%(e)
Ratio of net expenses to average net assets (g)	0.08	%(e)
Ratio of net expenses to average net assets excluding interest expense (g)	0.08	%(e)
Ratio of net investment income to average net assets (g)	3.02	%(e)
Portfolio turnover rate (f)	162	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

164

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2020

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
AMT-Free Intermediate Municipal Index ETF (“Intermediate”)	Diversified
AMT-Free Long Municipal Index ETF (“Long”)	Diversified
AMT-Free Short Municipal Index ETF (“Short”)	Diversified
High-Yield Municipal ETF (“High-Yield”)	Diversified
Short High-Yield Municipal Index ETF (“Short High-Yield”)	Diversified
CEF Municipal Income ETF (“CEF Municipal”)	Diversified
Municipal Allocation ETF* (“Municipal Allocation”)	Non-Diversified

*	Fund commenced operations May 15, 2019

Each Fund’s investment objective (except for Municipal Allocation) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The investment objective of Municipal Allocation is to maximize long-term after-tax return, consisting of capital appreciation and income exempt from federal income tax. The Funds (except CEF Municipal and Municipal Allocation) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The Municipal Allocation is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck Vectors ETFs that invest in publicly traded municipal bonds.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize
165

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities-The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.
166

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure (effective November 1, 2019, for CEF Municipal and Municipal Allocation) where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the year ended April 30, 2020 are as follows:

Fund	Unitary Management Fee Rate
Intermediate	0.24%
Long	0.24
Short	0.20
High-Yield	0.35
Short High-Yield	0.35
CEF Municipal*	0.40
Municipal Allocation**	0.08

*	Prior to November 1, 2019, when the Fund was in in a non-unitary management fee structure, the management fee and expense cap was 0.40% of daily net assets. Refer to the Statement of Operations for any amounts waived/assumed by the Adviser for that period.
**	Prior to November 1, 2019, when the Fund was in in a non-unitary management fee structure, the management fee and expense cap was 0.08% of daily net assets. Refer to the Statement of Operations for any amounts waived/assumed by the Adviser for that period.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At April 30, 2020, the Adviser owned 13,600 shares of High-Yield and 24,500 shares of Short High-Yield.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

For the year ended April 30, 2020, there were offsets to custodian fees under an expense offset agreement and these amounts are reflected in custody expense for CEF Municipal and Municipal Allocation in the Statements of Operations.

Note 4—Capital Share Transactions—As of April 30, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities

167

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended April 30, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Intermediate	$371,883,948	$126,643,612	$136,471,268	$498,489,414
Long	97,688,903	41,227,423	18,717,289	25,355,230
Short	79,335,853	66,656,565	2,740,984	6,580,187
High-Yield	1,467,273,609	368,339,590	13,357,912	804,898,069
Short High-Yield	138,203,138	40,612,693	877,838	15,224,790
CEF Municipal	16,981,698	15,579,462	53,680,182	42,681,199
Municipal Allocation	6,855,855	6,826,167	7,676,140	2,304,539

Note 6—Income Taxes—As of April 30, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	$1,534,267,473	$45,386,542	$(17,676,140)	$27,710,402
Long	196,959,816	3,280,336	(4,979,809)	(1,699,473)
Short	201,375,058	1,918,087	(1,855,940)	62,147
High-Yield	2,797,054,890	26,165,425	(309,898,674)	(283,733,249)
Short High-Yield	277,325,342	1,143,497	(19,184,614)	(18,041,117)
CEF Municipal	157,425,510	24,088	(15,293,113)	(15,269,025)
Municipal Allocation	4,591,039	26,323	(26,068)	255

At April 30, 2020, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax-Exempt Income	Accumulated Capital Losses	Post-October Losses Deferred*	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Intermediate	$3,075,040	$—	$(1,082,345)	$(119,585)	$27,710,402	$29,583,512
Long	448,540	—	(159,146)	(13,323)	(1,699,473)	(1,423,402)
Short	287,942	(914,941)	—	(13,032)	62,147	(577,884)
High-Yield	13,957,512	(48,752,326)	—	(223,213)	(283,733,249)	(318,751,276)
Short High-Yield	975,489	(5,073,756)	—	(17,149)	(18,041,117)	(22,156,533)
CEF Municipal	302,627	(5,694,713)	—	(10,796)	(15,269,025)	(20,671,907)
Municipal Allocation	21,494	(845,822)	—	(245)	255	(824,318)

*	Post-October losses represent certain ordinary specified and/or capital losses incurred after October 31, 2019. These losses are deemed to arise on the first day of the Funds’ next taxable year.
168

The tax character of dividends paid to shareholders during the years ended April 30, 2020 and April 30, 2019 was as follows:

	April 30, 2020			April 30, 2019
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income
Intermediate	$39,297,148	$157,745	$2,263,638	$39,219,343	$87,438
Long	5,122,752	14,744	214,809	4,510,425	7,850
Short	3,159,608	17,392	—	3,148,479	10,111
High-Yield	128,217,138	2,572,101	—	107,112,165	793,647
Short High-Yield	7,783,491	216,194	—	5,192,715	44,570
CEF Municipal	6,401,122	87,453	—	5,280,748	69,592
Municipal Allocation	90,364	5,056	—	—	—

At April 30, 2020, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Short	$(307,252)	$(607,689)	$(914,941)
High-Yield	(13,227,918)	(35,524,408)	(48,752,326)
Short High-Yield	(1,175,566)	(3,898,190)	(5,073,756)
CEF Municipal	(1,482,521)	(4,212,192)	(5,694,713)
Municipal Allocation	(845,822)	—	(845,822)

During the year ended April 30, 2020, Intermediate, Short and Short High-Yield utilized $1,791,941, $777,610 and $217,429 of their capital loss carryovers available from prior years.

During the year ended April 30, 2020, as a result of permanent book to tax differences primarily due to the tax treatment of gains/ losses from securities redeemed in-kind, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Intermediate	$(18,722,119)	$18,722,119
Long	(1,005,186)	1,005,186
Short	(52,588)	52,588
High-Yield	67,364,587	(67,364,587)
Short High-Yield	1,425,958	(1,425,958)
CEF Municipal	197,652	(197,652)
Municipal Allocation	(37,684)	37,684

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government

169

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds and Municipal Allocation invests in ETFs that may trade at a discount or premium to their net asset value. These Funds are dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, CEF Municipal may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019 has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Funds. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010 for Intermediate, Long, Short, and High-Yield Funds, and on November 1, 2019, for CEF Municipal and Municipal Allocation Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Amounts accrued after these dates, including those from Short High-Yield, are presented in “Due to Adviser”.

For the period May 1, 2019 to October 31, 2019, the expense for the Plan for CEF Municipal and Municipal Allocation, is included in “Trustees’ fees and expenses” in the Statement of Operations.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2020, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Intermediate	4	$6,062,868	3.47%
Long	10	581,760	3.34
Short	78	294,849	2.84
Short High-Yield	17	834,888	2.97
CEF Municipal	284	259,753	3.18

As of April 30, 2020, outstanding loan balances, if any, are reflected in the Statements of Assets and Liabilities.

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for AMT-Free Intermediate Municipal Index ETF and High-Yield Municipal Index ETF. On October 26, 2018 shares began trading on a split adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

170

Note 11—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Effective May 1, 2019, the Funds adopted Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”), that shortened the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance has not changed the accounting for purchased callable debt securities held at a discount. Based on management’s evaluation, the adoption of the ASU 2017-08 had no material effect on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

171

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors Short High-Yield Municipal Index ETF, VanEck Vectors CEF Municipal Income ETF and VanEck Vectors Municipal Allocation ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors Short High-Yield Municipal Index ETF, VanEck Vectors CEF Municipal Income ETF and VanEck Vectors Municipal Allocation ETF (collectively referred to as the “Funds”) (seven of the series constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments, as of April 30, 2020, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the series constituting VanEck Vectors ETF Trust) at April 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the VanEck Vectors ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

VanEck Vectors AMT-Free Intermediate Municipal Index ETF	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020

VanEck Vectors AMT-Free Long Municipal Index ETF

VanEck Vectors AMT-Free Short Municipal Index ETF

VanEck Vectors High-Yield Municipal Index ETF

VanEck Vectors Short High-Yield Municipal Index ETF

VanEck Vectors CEF Municipal Income ETF

VanEck Vectors Municipal Allocation ETF	For the period from May 15, 2019 (commencement of operations) through April 30, 2020	For the period from May 15, 2019 (commencement of operations) through April 30, 2020	For the period from May 15, 2019 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

172

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, New York

June 29, 2020

173

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The per share amounts of taxable vs. tax-exempt income paid by the funds during the taxable year ended April 30, 2020 are listed in the table below. The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2020 income tax purposes will be sent to them in early 2021.

Additionally, all of the taxable ordinary income represents Qualified Interest Income (QII) for non-resident alien shareholders.

Please consult your tax advisor for proper treatment of this information.

Fund Name	Ticker Symbol	Payable Date	Tax-Exempt Interest Per Share	Taxable Ordinary Income Per Share	Long-Term Capital Gains Per Share	Total Distribution Per Share
Intermediate	ITM	05/07/2019	$0.092595	$0.000205	$—	$0.092800
		06/07/2019	0.092701	0.000399	—	0.093100
		07/08/2019	0.090893	0.000407	—	0.091300
		08/07/2019	0.093880	0.000420	—	0.094300
		09/09/2019	0.090993	0.000407	—	0.091400
		10/07/2019	0.088404	0.000396	—	0.088800
		11/07/2019	0.090595	0.000405	—	0.091000
		12/06/2019	0.089101	0.000399	—	0.089500
		01/06/2020	0.093183	0.000417	0.060700	0.154300
		02/07/2020	0.097989	0.000311	—	0.098300
		03/06/2020	0.080544	0.000256	—	0.080800
		04/07/2020	0.095198	0.000302	—	0.095500
Intermediate Total			$1.096076	$0.004324	$0.060700	$1.161100
Long	MLN	05/07/2019	$0.047241	$0.000059	$—	$0.047300
		06/07/2019	0.050143	0.000157	—	0.050300
		07/08/2019	0.048135	0.000165	—	0.048300
		08/07/2019	0.050227	0.000173	—	0.050400
		09/09/2019	0.046042	0.000158	—	0.046200
		10/07/2019	0.046540	0.000160	—	0.046700
		11/07/2019	0.047437	0.000163	—	0.047600
		12/06/2019	0.046141	0.000159	—	0.046300
		01/06/2020	0.047437	0.000163	0.021700	0.069300
		02/07/2020	0.048112	0.000088	—	0.048200
		03/06/2020	0.044519	0.000081	—	0.044600
		04/07/2020	0.047114	0.000086	—	0.047200
Long Total			$0.569088	$0.001612	$0.021700	$0.592400
Short	SMB	05/07/2019	$0.023215	$0.000085	$—	$0.023300
		06/07/2019	0.022545	0.000155	—	0.022700
		07/08/2019	0.022931	0.000169	—	0.023100
		08/07/2019	0.023625	0.000175	—	0.023800
		09/09/2019	0.023427	0.000173	—	0.023600
		10/07/2019	0.022434	0.000166	—	0.022600
		11/07/2019	0.023129	0.000171	—	0.023300
		12/06/2019	0.023824	0.000176	—	0.024000
		01/06/2020	0.024519	0.000181	—	0.024700
		02/07/2020	0.023353	0.000047	—	0.023400
		03/06/2020	0.021158	0.000042	—	0.021200
		04/07/2020	0.024351	0.000049	—	0.024400
Short Total			$0.278511	$0.001589	$—	$0.280100
174

Fund Name	Ticker Symbol	Payable Date	Tax-Exempt Interest Per Share	Taxable Ordinary Income Per Share	Total Distribution Per Share
High-Yield	HYD	05/07/2019	$0.217432	$0.000468	$0.217900
		06/07/2019	0.224838	0.001362	0.226200
		07/08/2019	0.215654	0.001746	0.217400
		08/07/2019	0.221209	0.001791	0.223000
		09/09/2019	0.232815	0.001885	0.234700
		10/07/2019	0.218035	0.001765	0.219800
		11/07/2019	0.207421	0.001679	0.209100
		12/06/2019	0.199485	0.001615	0.201100
		01/06/2020	0.218432	0.001768	0.220200
		02/07/2020	0.197967	0.007733	0.205700
		03/06/2020	0.194021	0.007579	0.201600
		04/07/2020	0.231940	0.009060	0.241000
High-Yield Total			$2.579249	$0.038451	$2.617700
Short High-Yield	SHYD	05/07/2019	$0.064302	$0.000398	$0.064700
		06/07/2019	0.065815	0.000385	0.066200
		07/08/2019	0.067120	0.000380	0.067500
		08/07/2019	0.070402	0.000398	0.070800
		09/09/2019	0.071098	0.000402	0.071500
		10/07/2019	0.068612	0.000388	0.069000
		11/07/2019	0.066822	0.000378	0.067200
		12/06/2019	0.064535	0.000365	0.064900
		01/06/2020	0.071197	0.000403	0.071600
		02/07/2020	0.061159	0.003741	0.064900
		03/06/2020	0.058897	0.003603	0.062500
		04/07/2020	0.062289	0.003811	0.066100
Short High-Yield Total			$0.792248	$0.014652	$0.806900
CEF Municipal	XMPT	05/07/2019	$0.093886	$0.000514	$0.094400
		06/07/2019	0.091129	0.001371	0.092500
		07/08/2019	0.091523	0.001377	0.092900
		08/07/2019	0.090144	0.001356	0.091500
		09/09/2019	0.114970	0.001730	0.116700
		10/07/2019	0.091917	0.001383	0.093300
		11/07/2019	0.105119	0.001581	0.106700
		12/06/2019	0.084725	0.001275	0.086000
		01/06/2020	0.084922	0.001278	0.086200
		02/07/2020	0.076644	0.000856	0.077500
		03/06/2020	0.080304	0.000896	0.081200
		04/07/2020	0.085051	0.000949	0.086000
CEF Municipal Total			$1.090334	$0.014566	$1.104900
Municipal Allocation	MAAX	07/08/2019	$0.063226	$0.004574	$0.067800
		08/07/2019	0.062107	0.004493	0.066600
		09/09/2019	0.064252	0.004648	0.068900
		10/07/2019	0.064345	0.004655	0.069000
		11/07/2019	0.041218	0.002982	0.044200
		12/06/2019	0.060615	0.004385	0.065000
		01/06/2020	0.064158	0.004642	0.068800
		02/07/2020	0.049558	0.001142	0.050700
		03/06/2020	0.042129	0.000971	0.043100
		04/07/2020	0.060017	0.001383	0.061400
Municipal Allocation Total			$0.571625	$0.033875	$0.605500
175

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2020 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/strategy consulting firm and Registered Investment Adviser), March 1999 to present.	55	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee.
Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director, and Business Head, Local Consumer Lending North America, CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	55	Trustee, Eagle Growth and Income Opportunities Fund; Trustee, THL Credit Senior Loan Fund.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	66	Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.
Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	55	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	President and CEO, SmartBrief, LLC (business media company).	66	Director, Food and Friends, Inc.

Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust	55	Director, National Committee on US- China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
176

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Associate, Clifford Chance US LLP.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.
Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.
Henry Glynn, 1983	Assistant Vice President	Since 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG. Formerly, Member of the Capital Markets team at Vanguard Group.
F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.
Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.
Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Vice President, Business Development of VanEck Australia Pty Ltd.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.
Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.
Arian Neiron, 1979	Vice President	Since 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.
James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.
Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.
Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (Since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.

[1]	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
177

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on December 3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Sustainable Muni ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses)

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

178

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

179

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	MUNIAR

ANNUAL REPORT April 30, 2020

VANECK VECTORS®

BDC Income ETF	BIZDTM

ChinaAMC China Bond ETF	CBON®

Emerging Markets Aggregate Bond ETF	EMAG®

Emerging Markets High Yield Bond ETF	HYEM®

Fallen Angel High Yield Bond ETF	ANGL®

Green Bond ETF	GRNB®

International High Yield Bond ETF	IHY®

Investment Grade Floating Rate ETF	FLTR®

J.P. Morgan EM Local Currency Bond ETF	EMLC®

Mortgage REIT Income ETF	MORT®

Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of April 30, 2020.

VANECK VECTORS ETFs

PRESIDENT’S LETTER

April 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession are copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors-varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook is that: the virus new case curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find performance discussions and financial statements for each of the funds for the 12 month period ended April 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck Vectors ETF Trust

May 27, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

April 30, 2020 (unaudited)

Market Review

All funds were adversely affected by both the wide market sell off in late-February and ensuing market volatility, sparked by the evolving COVID-19 pandemic—both domestically in the U.S. and internationally. However, remedial measures, both financial and fiscal, taken by central governments around the world in response to the crisis (including the asset purchasing program of the U.S. Federal Reserve), resulted in a positive “bounce back” in markets in April.

CORPORATE BOND

Fallen Angel Bonds

VanEck Vectors Fallen Angel High Yield Bond ETF was the first fallen angel ETF to be launched and is now the largest. Fallen angel high yield bonds provide a distinct value proposition that sets them apart from the broad high yield market. Contrarian sector exposures, price appreciation from buying oversold, undervalued bonds and a higher quality focus have provided long term outperformance. Since December 2003, fallen angel high yield bonds have outperformed the broader U.S. high yield market by over 200 basis points annually.1

While the telecommunications sector was by far the largest positive contributor to the performance of the fund, which lost 2.38% during the period under review, its contribution was outweighed by that of the energy sector which detracted the most from total return.

Investment Grade Floating Rate Notes

Floating rate notes are investment grade rated corporate (financial and non financial) debt issues with coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark, resulting in almost no price sensitivity to changes in interest rates. In addition, as short term interest rates fall, portfolio securities reset to lower yields. This was seen over the last 12 months, as three month LIBOR rates fell 202 basis points overall to 0.56% by April 30, 2020. VanEck Vectors Investment Grade Floating Rate ETF returned 0.26% over this period.

The majority of sectors provided positive returns, with the financial sector contributing by far the most. Only the consumer cyclical and energy sectors detracted from performance, with the energy sector detracting by far the most.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. The VanEck Vectors BDC Income ETF, with a return of -27.77% for the 12 month period, significantly underperformed the broad U.S. equity markets, as measured by the S&P 500® Index, which returned 0.86%.2 Having tracked closely the performance of the S&P 500 Index from early May through September, thereafter the divergence between the two became steadily greater until both started to sell off in late February. From that point, however, the Fund suffered a very much steeper draw down than that of the index. This reflected, in addition to credit concerns, the illiquidity of the fund’s constituents’ underlying holdings.

While companies across the range of capitalizations detracted from Fund returns, the very largest and, at the opposite end of the spectrum, the smallest detracted least.

Mortgage REITs

Mortgage REITs borrow at short term rates and lend at long term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. From the start of May, 2019 through the end of February, 2020, there was little movement in mortgage REITs, save from some incremental growth from end August through late February. Thereafter, however, with credit and liquidity concerns very much to the fore as the general market sold off, they experienced both a rapid and precipitous decline and the VanEck Vectors Mortgage REIT Income ETF finished the 12 month period showing a loss of 46.63%. Companies across the range of capitalizations detracted from fund returns.

2

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. By seeking to track the Wells Fargo® Hybrid and Preferred Securities ex Financials Index, the VanEck Vectors Preferred Securities ex Financials ETF excludes traditional financial companies which have been more volatile than other sectors historically.

Over the 12 month period ending April 30, 2020, the fund registered a small loss of 0.54%. Telecommunications, electric utilities and gas utilities preferred securities contributed most positively to the fund’s performance, while REITS, auto manufacturers and pipeline preferred securities detracted the most from performance.

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the largest bond market among the emerging economies. The size of the market is now approximately $13.4 trillion.3 While it has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include central and local governments, policy banks, state-owned enterprises and listed/non-listed corporations.

The VanEck Vectors ChinaAMC China Bond ETF, recorded a small positive gain of 1.76% over the 12 month period ending April 30, 2020. Four sectors contributed positively to total return: government, industrial, consumer (non-cyclical) and utilities. All other sectors detracted from performance, with financial sector bonds, which have the highest weight in the portfolio, detracting the most.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currencies, which can provide yield enhancement and diversification opportunities for investors. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East and Asia.

Following a significant decline from the end of February through late-March, the VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, recorded a loss of 5.79% over the 12 month period. Overall, total return was driven by currency depreciation over the period, which more than offset positive returns from local interest rates.

While bonds denominated in Turkish lira, Thai baht and Russian ruble contributed most to the fund’s total return, bonds denominated in Argentinian peso, South African rand and Brazilian real were the greatest detractors from performance. Argentina was removed from the index at the end of November 2019 following the implementation of restrictions on currency transactions and repatriation of capital out of the country.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds denominated in U.S. dollars, euros, or local emerging markets currencies.

In terms of currency, bonds denominated in Thai baht, Turkish lira and Israeli shekel were the greatest positive contributors to the performance of the VanEck Vectors Emerging Markets Aggregate Bond ETF, which lost 1.83% overall during the 12 month period. However, their positive contributions and those of bonds in six other currencies were outweighed by the negative contributions of bonds in 12 other currencies, of which those denominated in U.S. dollars, South African rand and Brazilian real were the greatest detractors from performance. Diversified, financial and industrial sector bonds contributed the most to total return, while bonds of issuers in the government, basic materials and energy sectors detracted the most.

Emerging Markets High Yield Bonds

Emerging markets high yield corporate bonds offer investors exposure to corporate, quasi sovereign and agency issuers from emerging markets countries. They may offer greater yield potential and higher average credit quality versus U.S. high yield bonds, while providing diversification benefits within a global high yield portfolio.

3

VANECK VECTORS ETFs

MANAGEMENT DISCUSSION

(unaudited) (continued)

The VanEck Vectors Emerging Markets High Yield Bond ETF lost 6.27% over the 12 month period. Bonds from Argentina, India and Mexico issuers were the greatest detractors from the fund’s total return in terms of country of risk, while issuers from Turkey, Russia and Israel were the greatest positive contributors. Consumer (non-cyclical) bonds provided the greatest contribution to total return, while bonds issued by companies in the energy sector detracted the most.

International High Yield Bonds

Non U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in euros, sterling, and Canadian dollars, as well as U.S. dollars.

Over the period, the VanEck Vectors International High Yield Bond ETF had a negative return of 4.67%. Bonds from communications and government issuers contributed positive returns, while those from the energy and consumer cyclical sectors detracted the most from performance. All currency groups detracted from performance, with bonds denominated in Canadian dollars detracting the least while those denominated in U.S. dollars detracted the most from performance. Turkish, Chinese and Russian issuers provided the greatest positive contribution to total return in terms of country of risk, while U.K., Canadian and Indian issuers detracted the most from performance.

Green Bonds

Green bonds are issued to finance projects with a positive environmental impact and, in the vast majority of cases, are backed by the issuer’s full balance sheet (rather than the projects financed). The green bond market has grown tremendously since 2013 and has also become more diverse as new types of issuers have entered the market.

Overall, the VanEck Vectors Green Bond ETF had a positive return of 6.17% for the 12 month period. From a country of risk perspective, U.S., French and supranational issuers contributed most to total return, while bonds issued by India, Chile and the United Arab Emirates were the largest detractors from performance. Government-, utilities- and financial-related bonds made the greatest positive contributions to returns, while energy-, industry- and basic material-related bonds detracted the most from performance.

The fund changed its benchmark to the S&P Green Bond U.S. Dollar Select Index during the period, which only includes U.S. dollar-denominated green bonds. This change has allowed investors to build a sustainable core fixed income portfolio without assuming currency risk or sacrificing yield potential.

Returns based on funds’ net asset values (NAVs).

All indices listed are unmanaged indices and include the reinvestment of dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the fund’s performance. Indices are not securities in which investments can be made.

[1]	Source: FactSet. Reflects the performance of fallen angel U.S. high yield bonds compared to the ICE BofAML US High Yield Index from 12/31/2003 to 4/30/2020. Fallen angel U.S. high yield bond data on and prior to February 28, 2020 reflects that of the ICE BofA US Fallen Angel High Yield Index (H0FA). From February 28, 2020 forward, the Fallen Angel U.S. High Yield index data reflects that of the fund’s new underlying index, the ICE US Fallen Angel High Yield 10% Constrained Index (H0CF). Fallen angel U.S. high yield bond data history which includes periods prior to February 28, 2020 links H0FA and H0CF and is not intended for third-party use.
[2]	S&P 500® Index consists of 500 widely held common stocks covering in the leading industries of the U.S. economy.
[3]	The Bank for International Settlements: Debt securities statistics, 3rd Quarter 2019
4

VANECK VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	MVBIZDTG[1]
One Year	(27.62)%	(27.77)%	(28.32)%
Five Year	(1.50)%	(1.56)%	(1.71)%
Life*	0.04%	0.00%	0.00%

*	Commencement of Fund: 2/11/13; First Day of Secondary Market Trading: 2/12/13.

[1]	MVIS® US Business Development Companies Index (MVBIZDTG) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the SEC and have elected to be regulated as a BDC under the 1940 Act.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

5

VANECK VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	CHQU01TR1
One Year	2.20%	1.76%	3.83%
Five Year	1.29%	1.19%	2.59%
Life*	1.28%	1.22%	2.44%

*	Commencement of Fund: 11/10/14; First Day of Secondary Market Trading: 11/11/14.

[1]	ChinaBond China High Quality Bond Index (CHQU01TR) is comprised of fixed-rate, RMB-denominated bonds issued in the PRC by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

As of October 31, 2018, index data for the ChinaBond China High Quality Bond Index (the “Index”) for all periods presented reflect the CHQU01TR stream of the Index which is denominated in USD and converted by the index provider using the “offshore” Renminbi (CNH) exchange rate.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

6

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	MVEMAG[1]
One Year	(4.36)%	(1.83)%	(0.96)%
Five Year	1.46%	1.86%	2.74%
Life*	1.60%	1.85%	3.02%

*	Commencement of Fund: 5/11/11; First Day of Secondary Market Trading: 5/12/11.

[1]	MVIS® EM Aggregate Bond Index (MVEMAG) is comprised of emerging market sovereign bonds and corporate bonds denominated in U.S. dollars, euros or local emerging market currencies. MVEMAG includes both investment grade and below investment grade rated securities.

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to VanEck Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVEMAG, from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

7

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	EMLH[1]
One Year	(7.23)%	(6.27)%	(6.78)%
Five Year	2.76%	2.69%	3.09%
Life*	3.64%	3.72%	4.23%

*	Commencement of Fund: 5/8/12; First Day of Secondary Market Trading: 5/9/12.

[1]	ICE BofAML Diversified High Yield US Emerging Markets Corporate Plus Index (EMLH) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that have a below investment grade rating (in accordance with the Index Provider’s methodology) and that are issued in the major domestic and Eurobond markets.

Index data prior to May 11, 2015 reflects that of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. From May 11, 2015, forward, the index data reflects that of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index. All Index history reflects a blend of the performance of the aforementioned Indexes.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

8

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	H0CF1	H0FA2
One Year	(1.42)%	(2.38)%	(2.10)%	(1.31)%
Five Year	5.22%	5.03%	5.55%	5.72%
Life*	7.03%	6.85%	7.82%	7.93%

*	Commencement of Fund: 4/10/12; First Day of Secondary Market Trading: 4/11/12.

[1]	ICE US Fallen Angel High Yield 10% Constrained Index (H0CF) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market and that were rated investment grade at the point of issuance. Index constituents are market capitalization weighted, provided the total allocation to an individual issuer does not exceed 10%.

[2]	ICE BofAML US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

Effective February 28, 2020, H0CF replaced H0FA as the Fund’s broad-based benchmark index.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

9

VANECK VECTORS GREEN BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	SPGRUSST[1]	SPGRNSLT[2]
One Year	6.45%	6.17%	6.41%	2.73%
Life*	4.38%	4.23%	4.79%	3.63%

*	Commencement of Fund: 3/3/17; First Day of Secondary Market Trading: 3/6/17.

[1]	S&P Green Bond U.S. Dollar Select Index (SPGRUSST) is designed to provide a broad measure of the performance of the investable, U.S. dollar-denominated “green” bond market. The Index is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of U.S. dollar-denominated “green”-labeled bonds issued globally. For a bond to be eligible for inclusion in the Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”) to be eligible for inclusion in the Index.

[2]	S&P Green Bond Select Index (SPGRNSLT) is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of green-labeled bonds issued globally. For a bond to be eligible for inclusion in the Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”) to be eligible for inclusion in the Index.

Effective September 1, 2019, SPGRUSST replaced SPGRNSLT as the Fund’s broad-based benchmark index.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

10

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	HXUS[1]
One Year	(6.22)%	(4.67)%	(5.21)%
Five Year	2.16%	2.64%	3.08%
Life*	3.59%	3.84%	4.39%

*	Commencement of Fund: 4/2/12; First Day of Secondary Market Trading: 4/3/12.

[1]	ICE BofAML ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States, denominated in euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

11

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	MVFLTR[1]
One Year	0.02%	0.26%	0.48%
Five Year	1.68%	1.68%	2.02%
Life*	1.31%	1.33%	1.73%

*	Commencement of Fund: 4/25/11; First Day of Secondary Market Trading: 4/26/11.

[1]	MVIS® US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States with at least one investment grade rating.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

12

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	GBIEMCOR[1]
One Year	(7.29)%	(5.79)%	(5.09)%
Five Year	(1.20)%	(0.90)%	(0.26)%
Life*	(0.32)%	(0.16)%	0.56%

*	Commencement of Fund: 7/22/10; First Day of Secondary Market Trading: 7/23/10.

[1]	J.P. Morgan GBI-EMG Core Index (GBIEMCOR) is designed to track the performance of bonds issued by emerging markets governments and denominated in the local currency of the issuer.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

13

VANECK VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	MVMORTTG[1]
One Year	(46.75)%	(46.63)%	(46.73)%
Five Year	(5.86)%	(5.85)%	(5.59)%
Life*	0.73%	0.75%	1.17%

*	Commencement of Fund: 8/16/11; First Day of Secondary Market Trading: 8/17/11.

[1]	MVIS® US Mortgage REITs Index (MVMORTTG) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded U.S. REITs that derive at least 50% of their revenues (or, where applicable, have at least 50% of their assets) from mortgage-related activity.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

14

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

April 30, 2020 (unaudited)

Average Annual Total Returns
Total Return	Share Price	NAV	WHPSL[1]
One Year	(0.59)%	(0.54)%	(0.22)%
Five Year	3.20%	3.27%	3.26%
Life*	4.65%	4.66%	4.68%

*	Commencement of Fund: 7/16/12; First Day of Secondary Market Trading: 7/17/12.

[1]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

Hypothetical Growth of $10,000 (Since Inception)

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price since inception. The result is compared with the Fund’s benchmark.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

15

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

BDC Index, EM Aggregate Bond Index, Floating Rate Index and Mortgage REITs Index are published by MV Index Solutions GmbH (MVIS), a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. ChinaBond Index is published by China Central Depository & Clearing Co., Ltd. (China Central Depository). Emerging Markets Core Index and EM Investment Grade Plus Index are published by JPMorgan Securities Inc. (J.P. Morgan). Emerging Markets High Yield Index, Fallen Angel Index and International High Yield Index are published by ICE Data Indices, LLC (formerly known as Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofAML Merrill Lynch”) prior to 10/23/2017). Green Bond Index is published by S&P Dow Jones Indices (S&P). Preferred Securities Index is published by Wells Fargo & Company, LLC (Wells Fargo).

MVIS, China Central Depository, J.P. Morgan, ICE Data Indices, LLC, S&P, and Wells Fargo do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.vaneck.com.

16

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 to April 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

17

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio During Period	Expenses Paid During the Period* November 1, 2019 – April 30, 2020
BDC Income ETF
Actual	$1,000.00	$699.10	0.40%	$1.69
Hypothetical**	$1,000.00	$1,022.87	0.40%	$2.01
ChinaAMC China Bond ETF
Actual	$1,000.00	$1,041.20	0.50%	$2.54
Hypothetical**	$1,000.00	$1,022.38	0.50%	$2.51
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$923.30	0.35%	$1.67
Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$906.40	0.40%	$1.90
Hypothetical**	$1,000.00	$1,022.87	0.40%	$2.01
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$941.00	0.35%	$1.69
Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76
Green Bond ETF
Actual	$1,000.00	$1,022.20	0.20%	$1.01
Hypothetical**	$1,000.00	$1,023.87	0.20%	$1.01
International High Yield Bond ETF
Actual	$1,000.00	$922.30	0.40%	$1.91
Hypothetical**	$1,000.00	$1,022.87	0.40%	$2.01
Investment Grade Floating Rate ETF
Actual	$1,000.00	$984.80	0.14%	$0.69
Hypothetical**	$1,000.00	$1,024.17	0.14%	$0.70
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$897.00	0.30%	$1.41
Hypothetical**	$1,000.00	$1,023.37	0.30%	$1.51
Mortgage REIT Income ETF
Actual	$1,000.00	$518.80	0.41%	$1.55
Hypothetical**	$1,000.00	$1,022.82	0.41%	$2.06
Preferred Securities ex Financials ETF
Actual	$1,000.00	$933.30	0.40%	$1.92
Hypothetical**	$1,000.00	$1,022.87	0.40%	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2020) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
18

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Number of Shares		Value

COMMON STOCKS: 99.5%
Diversified Financials: 99.5%
694,231	Apollo Investment Corp. †	$6,116,175
2,381,096	Ares Capital Corp.	30,573,273
416,368	Bain Capital Specialty Finance, Inc. †	4,230,299
388,807	Barings BDC, Inc.	2,628,335
814,535	BlackRock Capital Investment Corp. †	2,394,733
654,875	BlackRock TCP Capital Corp. †	5,677,766
189,913	Capital Southwest Corp. †	2,577,119
266,810	Fidus Investment Corp.	2,422,635
2,780,543	FS KKR Capital Corp. †	9,565,068
369,301	Gladstone Capital Corp. †	2,496,475
391,800	Gladstone Investment Corp.	4,352,898
402,326	Goldman Sachs BDC, Inc. †	6,449,286
813,519	Golub Capital BDC, Inc. †	8,346,705
850,474	Hercules Capital, Inc. †	8,725,863
355,811	Main Street Capital Corp. †	9,279,551
824,197	New Mountain Finance Corp. †	6,305,107
231,214	Newtek Business Services Corp.	3,468,210
1,470,552	Oaktree Specialty Lending Corp. †	5,896,914
821,516	Owl Rock Capital Corp.	10,597,556
459,640	PennantPark Floating Rate Capital Ltd. †	3,332,390
794,818	PennantPark Investment Corp. †	2,567,262
2,184,366	Prospect Capital Corp. †	9,480,148
385,769	Solar Capital Ltd.	5,809,681
637,213	TCG BDC, Inc.	5,027,611
482,095	TPG Specialty Lending, Inc. †	7,935,284
338,173	TriplePoint Venture Growth BDC Corp. †	2,718,911
Total Common Stocks (Cost: $250,326,074)		168,975,255
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 18.0% (Cost: $30,552,143)
Money Market Fund: 18.0%
30,552,143	State Street Navigator Securities Lending Government Money Market Portfolio	$30,552,143
Total Investments: 117.5% (Cost: $280,878,217)		199,527,398
Liabilities in excess of other assets: (17.5)%		(29,728,395)
NET ASSETS: 100.0%		$169,799,003

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $43,289,505.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$168,975,255

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$168,975,255	$—	$—	$168,975,255
Money Market Fund	30,552,143	—	—	30,552,143
Total	$199,527,398	$—	$—	$199,527,398

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

19

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount			Value

CORPORATE BONDS: 65.5%
Consumer, Cyclical: 1.6%
CNY	500,000	Sinochem International Corp. 3.61%, 06/06/21	$72,069
Consumer, Non-cyclical: 7.1%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	173,672
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	143,017
			316,689
Energy: 4.0%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	179,840
Financial: 37.4%
	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	146,098
	3,400,000	China Development Bank Corp. 3.91%, 04/06/22	503,786
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/20/22	144,631
	1,000,000	7.00%, 03/03/21	145,679
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	155,890
	1,000,000	China Overseas Enterprise Development Group Co. Ltd. 3.85%, 11/19/22	143,292
	500,000	Dalian Wanda Commercial Management Group Co. Ltd. 4.70%, 07/27/21	71,875
	700,000	Financial Street Holdings Co. Ltd. 4.24%, 08/31/22	99,995
	1,000,000	Seazen Holdings Co. Ltd. 5.90%, 03/20/24	144,229
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	120,782
			1,676,257
Principal Amount			Value

Industrial: 12.0%
CNY	1,248,200	China Railway Corp. 4.63%, 08/25/21	$183,307
	500,000	Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	81,081
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	151,482
	810,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	121,236
			537,106
Utilities: 3.4%
	1,000,000	Huaneng Power International, Inc. 5.17% (ChinaBond Government Security Yield Curve 5Y YTM+5.02%), 09/25/22	150,083
Total Corporate Bonds (Cost: $3,024,869)			2,932,044
GOVERNMENT OBLIGATIONS: 24.5%
		China Government Bonds
	500,000	3.27%, 08/22/46	69,910
	5,347,000	3.40%, 04/17/23	800,306
	1,541,000	4.26%, 07/31/21	226,627
Total Government Obligations (Cost: $1,177,901)			1,096,843
Total Investments: 90.0% (Cost: $4,202,770)			4,028,887
Other assets less liabilities: 10.0%			449,516
NET ASSETS: 100.0%			$4,478,403

See Notes to Financial Statements

20

Definitions:

CNY	Chinese Yuan

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $121,236 which represents 2.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	1.8%	$72,069
Consumer, Non-cyclical	7.9	316,689
Energy	4.5	179,840
Financial	41.6	1,676,257
Government	27.2	1,096,843
Industrial	13.3	537,106
Utilities	3.7	150,083
	100.0%	$4,028,887

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,932,044	$—	$2,932,044
Government Obligations*	—	1,096,843	—	1,096,843
Total	$—	$4,028,887	$—	$4,028,887

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

21

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount			Value

CORPORATE BONDS: 34.2%
Argentina: 0.1%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$12,308
Austria: 1.1%
	64,000	JBS Investments GmbH Reg S 6.25%, 02/05/23 †	63,908
	100,000	Suzano Austria GmbH 6.00%, 01/15/29	99,540
			163,448
Bermuda: 0.7%
	101,431	Digicel Group Two Ltd. 144A 9.13%, 04/01/24 (d) *	5,579
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	102,395
			107,974
Brazil: 1.0%
		Banco do Brasil SA Reg S
	50,000	5.88%, 01/26/22	51,647
	50,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (o)	49,931
	50,000	Itau Unibanco Holding SA Reg S 5.13%, 05/13/23	51,760
			153,338
British Virgin Islands: 2.8%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	109,137
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	59,144
	25,000	Gerdau Trade Inc. Reg S 4.88%, 10/24/27 †	24,553
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	214,092
			406,926
Canada: 0.3%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	44,385
Cayman Islands: 4.9%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	108,080
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	76,370
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24 †	50,250
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,339
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	103,197
Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	$216,854
	75,000	Vale Overseas Ltd. 6.88%, 11/21/36	87,833
			720,923
China / Hong Kong: 0.7%
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	109,118
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27	88,586
	40,000	Ecopetrol SA 5.38%, 06/26/26 †	39,884
			128,470
Curacao: 0.1%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 †	9,545
Czech Republic: 0.4%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	64,203
France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	54,163
India: 2.4%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	48,000
	200,000	Reliance Industries Ltd. 144A 4.13%, 01/28/25	206,206
	100,000	State Bank of India 144A 4.88%, 04/17/24	104,323
			358,529
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	71,397
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	99,960
			171,357
Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	114,657
Luxembourg: 2.3%
		Gaz Capital SA Reg S
USD	100,000	6.51%, 03/07/22	106,387
	60,000	8.63%, 04/28/34	88,571
	100,000	Gazprom PJSC Via Gaz Capital SA Reg S 7.29%, 08/16/37	137,515
			332,473

See Notes to Financial Statements

22

Principal Amount			Value

Malaysia: 0.8%
USD	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	$111,438
Mexico: 4.1%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	170,612
	100,000	Cemex SAB de CV 144A 5.70%, 01/11/25	90,090
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	50,115
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	61,200
	50,000	6.50%, 06/02/41	33,868
	64,000	6.63%, 06/15/38 †	44,282
	50,000	6.75%, 09/21/47 †	35,100
EUR	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	109,767
			595,034
Netherlands: 3.4%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	107,665
	75,000	MDGH - GMTN BV Reg S 5.50%, 03/01/22	79,828
	50,000	Metinvest BV 144A 7.75%, 04/23/23 †	35,608
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23	11,700
	50,000	6.00%, 01/27/28	48,605
	60,000	6.75%, 01/27/41	58,548
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	94,928
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.20%, 07/21/21	19,566
	20,000	2.80%, 07/21/23	18,479
	20,000	3.15%, 10/01/26	17,526
			492,453
Peru: 0.9%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23 †	131,304
Turkey: 1.0%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	49,365
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23 †	98,066
			147,431
United Arab Emirates: 1.6%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	109,562
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	122,039
			231,601
Principal Amount			Value

United Kingdom: 1.4%
		Anglo American Capital Plc Reg S
USD	50,000	3.63%, 09/11/24	$50,108
	50,000	4.75%, 04/10/27	51,628
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22 †	51,805
	25,000	DTEK Finance Plc 10.75%, 12/31/24	11,750
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	39,295
			204,586
United States: 0.9%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24 †	89,125
	35,000	Southern Copper Corp. 7.50%, 07/27/35	44,595
			133,720
Total Corporate Bonds (Cost: $5,108,387)			4,999,384
GOVERNMENT OBLIGATIONS: 64.1%
Angola: 0.1%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	22,251
Argentina: 0.3%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	37,919
Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	64,562
	50,000	6.75%, 09/20/29	48,667
			113,229
Brazil: 4.3%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25	25,954
	25,000	5.00%, 01/27/45	23,375
	50,000	7.13%, 01/20/37	56,813
		Brazil Letras do Tesouro Nacional
BRL	240,000	0.00%, 04/01/21 ^	43,161
	220,000	0.00%, 07/01/21 ^	39,175
	340,000	0.00%, 10/01/21 ^	59,800
	200,000	0.00%, 01/01/22 ^	34,725
	180,000	0.00%, 07/01/22 ^	30,316
	370,000	0.00%, 07/01/23 ^	57,693
	80,000	0.00%, 01/01/24 ^	11,979
		Brazil Notas do Tesouro Nacional, Series F
	415,000	10.00%, 01/01/23	85,941
	370,000	10.00%, 01/01/25	77,857
	240,000	10.00%, 01/01/27	50,709
	175,000	10.00%, 01/01/29	37,241
			634,739

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	$51,142
	50,000	3.63%, 04/20/27	52,551
			103,693
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	25,000,000	4.50%, 03/01/26	34,075
	25,000,000	5.00%, 03/01/35	37,547
	20,000,000	6.00%, 01/01/43	34,781
USD	100,000	Chile Government International Bonds 3.13%, 03/27/25	106,500
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	111,002
USD	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	101,485
			425,390
China / Hong Kong: 0.8%
CNY	100,000	China Government Bonds 2.94%, 10/17/24	14,906
USD	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	107,786
			122,692
Colombia: 2.3%
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	25,417
	50,000	5.00%, 06/15/45	50,375
	25,000	6.13%, 01/18/41	28,063
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	32,204
	69,000,000	6.25%, 11/26/25	17,902
	170,000,000	7.00%, 05/04/22	45,698
	68,000,000	7.00%, 06/30/32	17,239
	158,100,000	7.50%, 08/26/26	43,160
	100,500,000	7.75%, 09/18/30	27,154
	139,400,000	10.00%, 07/24/24	41,874
			329,086
Croatia: 0.6%
USD	75,000	Croatia Government International Bonds 144A 6.00%, 01/26/24	83,864
Czech Republic: 1.3%
		Czech Republic Government Bonds
CZK	250,000	0.25%, 02/10/27	9,649
	110,000	0.75%, 02/23/21	4,472
	460,000	2.00%, 10/13/33	20,162
	430,000	2.75%, 07/23/29	19,796
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,096
	420,000	0.95%, 05/15/30	16,556
	380,000	1.00%, 06/26/26	15,408
Principal Amount			Value

Czech Republic: (continued)
CZK	440,000	2.40%, 09/17/25	$19,100
	440,000	2.50%, 08/25/28	19,789
USD	50,000	Czech Republic International Bonds Reg S 3.88%, 05/24/22	59,201
			194,229
Dominican Republic: 0.4%
		Dominican Republic International Bonds Reg S
	25,000	5.95%, 01/25/27	22,713
	25,000	6.85%, 01/27/45	21,875
	14,133	7.50%, 05/06/21	14,098
			58,686
Ecuador: 0.2%
	50,000	Ecuador Government International Bonds 144A 7.95%, 06/20/24	15,813
	50,000	Ecuador Government International Bonds Reg S 7.88%, 01/23/28	14,688
			30,501
Egypt: 0.3%
	50,000	Egypt Government International Bonds 144A 7.50%, 01/31/27	48,835
El Salvador: 0.2%
	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	23,958
Hungary: 1.8%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	23,319
	2,600,000	2.50%, 10/27/21	8,258
	5,500,000	3.00%, 06/26/24	18,199
	7,450,000	3.00%, 10/27/27	25,346
	6,520,000	5.50%, 06/24/25	24,360
	6,600,000	6.00%, 11/24/23	23,872
	6,100,000	7.00%, 06/24/22	21,341
USD	100,000	Hungary Government International Bonds 5.38%, 03/25/24	111,627
			256,322
Indonesia: 5.7%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	105,801
	100,000	8.50%, 10/12/35	144,811
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	37,659
	712,000,000	6.13%, 05/15/28	42,876
	598,000,000	6.63%, 05/15/33	35,152
	635,000,000	7.00%, 05/15/22	43,265
	696,000,000	7.00%, 05/15/27	44,918
	560,000,000	7.00%, 09/15/30	35,577
	244,000,000	8.13%, 05/15/24	16,842
	435,000,000	8.25%, 07/15/21	30,128
	550,000,000	8.25%, 05/15/29	37,640
	490,000,000	8.25%, 06/15/32	33,043

See Notes to Financial Statements

24

Principal Amount			Value

Indonesia: (continued)
IDR	425,000,000	8.25%, 05/15/36	$28,857
	610,000,000	8.38%, 03/15/24	42,505
	559,000,000	8.38%, 09/15/26	38,801
	628,000,000	8.38%, 03/15/34	42,841
	268,000,000	8.75%, 05/15/31	18,882
	480,000,000	9.00%, 03/15/29	34,430
	214,000,000	10.50%, 08/15/30	16,775
			830,803
Israel: 2.7%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	36,912
	110,000	2.00%, 03/31/27	34,711
	100,000	3.75%, 03/31/24	32,645
	125,000	4.25%, 03/31/23	40,214
	130,000	5.50%, 01/31/22	40,978
	120,000	5.50%, 01/31/42	59,924
	100,000	6.25%, 10/30/26	39,309
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,875
	50,000	4.50%, 01/30/43	60,498
			398,066
Jamaica: 0.3%
	50,000	Jamaica Government International Bonds 6.75%, 04/28/28	50,105
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bonds Reg S 5.13%, 07/21/25	55,844
Kuwait: 0.3%
	40,000	Kuwait International Government Bonds 144A 3.50%, 03/20/27	43,982
Malaysia: 3.9%
		Malaysia Government Bonds
MYR	85,000	3.42%, 08/15/22	20,215
	225,000	3.48%, 03/15/23	53,880
	130,000	3.73%, 06/15/28	32,063
	130,000	3.80%, 09/30/22	31,219
	28,000	3.80%, 08/17/23	6,787
	180,000	3.84%, 04/15/33	44,565
	175,000	3.89%, 03/15/27	43,585
	44,000	3.89%, 08/15/29	11,078
	92,000	3.90%, 11/16/27	23,012
	60,000	3.91%, 07/15/26	14,874
	147,000	3.96%, 09/15/25	36,668
	125,000	4.06%, 09/30/24	30,840
	123,000	4.18%, 07/15/24	30,472
	130,000	4.23%, 06/30/31	33,558
	125,000	4.39%, 04/15/26	31,704
	125,000	4.50%, 04/15/30	32,763
	60,000	4.64%, 11/07/33	16,030
	133,000	4.74%, 03/15/46	36,229
	130,000	4.76%, 04/07/37	35,410
	35,000	4.89%, 06/08/38	9,771
			574,723
Principal Amount			Value

Mexico: 5.5%
		Mexican Bonos
MXN	864,000	5.75%, 03/05/26	$36,016
	1,128,000	6.50%, 06/10/21	47,944
	1,150,000	6.50%, 06/09/22	49,503
	1,110,000	7.25%, 12/09/21	48,022
	1,190,100	7.50%, 06/03/27	53,695
	546,000	7.75%, 05/29/31	24,367
	477,000	7.75%, 11/23/34	21,251
	762,000	7.75%, 11/13/42	31,860
	906,000	8.00%, 12/07/23	41,311
	787,000	8.00%, 09/05/24	36,252
	756,000	8.00%, 11/07/47	32,741
	1,170,000	8.50%, 05/31/29	55,522
	735,000	8.50%, 11/18/38	33,715
	1,095,000	10.00%, 12/05/24	54,251
	430,000	10.00%, 11/20/36	22,640
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	78,786
	75,000	4.75%, 03/08/44	69,638
	60,000	6.05%, 01/11/40	65,626
			803,140
Nigeria: 0.9%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	50,143
USD	100,000	Nigeria Government International Bonds 144A 6.50%, 11/28/27	76,250
			126,393
Oman: 0.6%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	57,478
	50,000	6.75%, 01/17/48	35,469
			92,947
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	21,625
	19,400	7.13%, 01/29/26	23,418
			45,043
Peru: 2.2%
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	15,306
	90,000	6.35%, 08/12/28	30,992
	60,000	6.85%, 02/12/42	20,027
	60,000	6.90%, 08/12/37	20,372
	65,000	6.95%, 08/12/31	22,861
	55,000	8.20%, 08/12/26	20,796
		Peru Government Bonds Reg S 144A
	52,000	5.35%, 08/12/40	14,695
	44,000	5.40%, 08/12/34	13,439
	74,000	5.94%, 02/12/29	24,736
	70,000	6.15%, 08/12/32	23,043

See Notes to Financial Statements

25

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Peru: (continued)
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	$78,031
	25,000	8.75%, 11/21/33	39,625
			323,923
Philippines: 1.2%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	63,841
	25,000	6.38%, 10/23/34	35,786
	25,000	9.50%, 02/02/30	39,902
	25,000	10.63%, 03/16/25	34,291
			173,820
Poland: 3.2%
		Republic of Poland Government Bonds
PLN	125,000	1.75%, 07/25/21	30,698
	140,000	2.25%, 04/25/22	34,926
	80,000	2.25%, 10/25/24	20,546
	154,000	2.50%, 01/25/23	39,119
	108,000	2.50%, 04/25/24	28,856
	175,000	2.50%, 07/25/26	45,682
	175,000	2.50%, 07/25/27	48,027
	130,000	2.75%, 04/25/28	34,629
	144,000	2.75%, 10/25/29	38,829
	130,000	3.25%, 07/25/25	35,040
	135,000	4.00%, 10/25/23	36,361
	100,000	5.75%, 10/25/21	26,029
	120,000	5.75%, 09/23/22	32,511
	50,000	5.75%, 04/25/29	16,450
			467,703
Qatar: 1.0%
USD	100,000	Qatar Government International Bonds Reg S 6.40%, 01/20/40	142,055
Romania: 1.7%
		Romania Government Bonds
RON	80,000	3.25%, 03/22/21	18,180
	60,000	3.25%, 04/29/24	13,306
	80,000	3.40%, 03/08/22	18,110
	80,000	4.75%, 02/24/25	18,804
	55,000	4.85%, 04/22/26	12,964
	55,000	5.00%, 02/12/29	12,660
	60,000	5.80%, 07/26/27	14,841
	70,000	5.85%, 04/26/23	16,780
	70,000	5.95%, 06/11/21	16,331
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	27,850
	45,000	3.88%, 10/29/35	49,166
USD	25,000	4.88%, 01/22/24	26,563
			245,555
Russia: 3.7%
		Russian Federal Bonds
RUB	1,800,000	6.50%, 02/28/24	25,227
	1,690,000	6.90%, 05/23/29	24,435
	2,000,000	7.00%, 12/15/21	27,788
	1,200,000	7.00%, 08/16/23	17,022
Principal Amount			Value

Russia: (continued)
RUB	2,000,000	7.05%, 01/19/28	$29,118
	2,300,000	7.10%, 10/16/24	32,984
	900,000	7.25%, 05/10/34	13,433
	2,400,000	7.40%, 12/07/22	34,127
	1,310,000	7.40%, 07/17/24	18,951
	1,930,000	7.50%, 08/18/21	26,833
	1,200,000	7.60%, 07/20/22	17,028
	2,600,000	7.70%, 03/23/33	40,061
	2,100,000	7.75%, 09/16/26	31,497
	1,800,000	7.95%, 10/07/26	27,251
	2,080,000	8.15%, 02/03/27	31,982
	1,700,000	8.50%, 09/17/31	27,539
		Russian Foreign Bonds Reg S
USD	29,500	7.50%, 03/31/30 (s)	33,631
	45,000	12.75%, 06/24/28	75,956
			534,863
Saudi Arabia: 1.8%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	52,005
	200,000	Saudi Government International Bonds Reg S 3.25%, 10/26/26	206,760
			258,765
South Africa: 3.3%
		Republic of South Africa Government Bonds
ZAR	493,000	6.25%, 03/31/36	16,901
	700,000	7.00%, 02/28/31	29,527
	550,000	7.75%, 02/28/23	31,554
	870,000	8.00%, 01/31/30	40,727
	600,000	8.25%, 03/31/32	27,209
	700,000	8.50%, 01/31/37	29,635
	720,000	8.75%, 01/31/44	29,711
	1,175,000	8.75%, 02/28/48	48,120
	550,000	8.88%, 02/28/35	24,764
	547,000	9.00%, 01/31/40	23,598
	1,050,000	10.50%, 12/21/26	62,846
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	42,227
	75,000	5.88%, 09/16/25	75,088
			481,907
Sri Lanka: 0.4%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	30,000
	40,000	6.85%, 11/03/25	23,200
			53,200
Thailand: 3.8%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	41,195
	1,300,000	2.00%, 12/17/22	41,525
	1,400,000	2.13%, 12/17/26	46,189
	445,000	2.40%, 12/17/23	14,530
	389,000	2.88%, 12/17/28	13,684
	1,350,000	3.40%, 06/17/36	52,834

See Notes to Financial Statements

26

Principal Amount			Value

Thailand: (continued)
THB	1,033,000	3.63%, 06/16/23	$34,741
	380,000	3.65%, 12/17/21	12,311
	1,300,000	3.65%, 06/20/31	49,554
	779,000	3.78%, 06/25/32	30,526
	1,250,000	3.85%, 12/12/25	44,640
	350,000	4.00%, 06/17/66	15,464
	1,000,000	4.68%, 06/29/44	45,817
	230,000	4.85%, 06/17/61	11,473
	1,400,000	4.88%, 06/22/29	57,117
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	37,198
			548,798
Turkey: 2.7%
		Turkey Government International Bonds
USD	75,000	5.75%, 05/11/47	57,268
	50,000	6.00%, 03/25/27	46,056
	90,000	6.88%, 03/17/36	81,562
TRY	100,000	7.10%, 03/08/23	13,191
USD	80,000	7.38%, 02/05/25	81,515
TRY	100,000	8.00%, 03/12/25	12,712
	100,000	9.20%, 09/22/21	14,454
	130,000	10.50%, 08/11/27	17,855
	118,000	10.60%, 02/11/26	16,477
	100,000	10.70%, 08/17/22	14,736
	130,000	11.00%, 03/02/22	19,195
	42,000	12.20%, 01/18/23	6,327
	110,000	12.40%, 03/08/28	16,596
			397,944
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	51,124
	65,000	3.13%, 10/11/27	69,337
			120,461
Principal Amount			Value

Uruguay: 0.7%
USD	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	$82,857
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	7,336
	300,000	9.88%, 06/20/22	6,704
			96,897
Total Government Obligations (Cost: $10,183,256)			9,352,331
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $15,291,643)			14,351,715

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7% (Cost: $533,661)
Money Market Fund: 3.7%
	533,661	State Street Navigator Securities Lending Government Money Market Portfolio	533,661
Total Investments: 102.0% (Cost: $15,825,304)			14,885,376
Liabilities in excess of other assets: (2.0)%			(291,977)
NET ASSETS: 100.0%			$14,593,399

See Notes to Financial Statements

27

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(d)	Security in default of coupon payment
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non- income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $532,095.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,769,374, or 12.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.7%	$529,350
Communications	3.9	558,955
Consumer, Non-cyclical	2.3	333,514
Diversified	2.6	371,563
Energy	9.4	1,355,335
Financial	9.4	1,353,977
Government	65.2	9,352,331
Industrial	1.3	179,215
Utilities	2.2	317,475
	100.0%	$14,351,715

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,999,384	$—	$4,999,384
Government Obligations*	—	9,352,331	—	9,352,331
Money Market Fund	533,661	—	—	533,661
Total	$533,661	$14,351,715	$—	$14,885,376

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

28

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

CORPORATE BONDS: 93.8%
Argentina: 2.7%
$350,000	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/01/27	$221,183
350,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	204,085
475,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	119,843
475,000	Arcor SAIC 144A 6.00%, 07/06/23	382,071
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	225,750
375,000	Capex SA 144A 6.88%, 05/15/24	250,241
375,000	Cia General de Combustibles SA 144A 9.50%, 11/07/21	232,500
300,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	128,448
600,000	Genneia SA 144A 8.75%, 01/20/22	334,890
425,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	218,093
550,000	MSU Energy SA 6.88%, 02/01/25	214,506
	Pampa Energia SA 144A
525,000	7.38%, 07/21/23	346,395
775,000	7.50%, 01/24/27	469,301
250,000	9.13%, 04/15/29	149,900
366,667	Pan American Energy LLC 144A 7.88%, 05/07/21	345,015
500,000	Tecpetrol SA 144A 4.88%, 12/12/22	394,900
	Telecom Argentina SA 144A
500,000	6.50%, 06/15/21	456,730
400,000	8.00%, 07/18/26	324,724
560,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	414,770
450,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	209,682
	YPF SA 144A
1,050,000	6.95%, 07/21/27	474,715
850,000	7.00%, 12/15/47	380,928
1,505,000	8.50%, 07/28/25	740,911
525,000	8.50%, 06/27/29	247,853
1,550,000	8.75%, 04/04/24	828,955
		8,316,389
Austria: 0.6%
200,000	BRF GmbH 144A 4.35%, 09/29/26	173,920
200,000	Eldorado Intl. Finance GmbH 144A 8.63%, 06/16/21	193,252
200,000	JBS Investments GmbH 144A 6.25%, 02/05/23	199,712
	JBS Investments II GmbH 144A
300,000	5.75%, 01/15/28 †	293,895
500,000	7.00%, 01/15/26	520,975
Principal Amount		Value

Austria: (continued)
	Klabin Austria GmbH 144A
$300,000	5.75%, 04/03/29	$294,258
175,000	7.00%, 04/03/49	170,625
		1,846,637
Azerbaijan: 0.7%
2,175,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,278,426
Bahrain: 0.8%
500,000	BBK BSC Reg S 5.50%, 07/09/24	475,312
	Oil and Gas Holding Co. BSCC 144A
975,000	7.50%, 10/25/27	929,375
450,000	7.63%, 11/07/24	442,674
600,000	8.38%, 11/07/28	589,564
		2,436,925
Bermuda: 1.1%
200,000	China Oil & Gas Group Ltd. Reg S 5.50%, 01/25/23	189,782
400,000	Cosan Ltd. 144A 5.50%, 09/20/29	355,484
1,100,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22 (d) *	660,000
	Digicel Group Two Ltd. 144A
998,000	8.25%, 09/30/22 (d) *	49,900
1,217,183	9.13%, 04/01/24 (d) *	66,945
1,075,000	Digicel Ltd. 144A 6.75%, 03/01/23	475,795
400,000	Geopark Ltd. 144A 5.50%, 01/17/27	256,504
200,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	191,699
666,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27 †	630,202
750,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (o)	464,995
		3,341,306
Brazil: 4.0%
	Banco Bradesco SA 144A
300,000	2.85%, 01/27/23	288,558
200,000	3.20%, 01/27/25	191,500
450,000	5.75%, 03/01/22	461,817
	Banco BTG Pactual SA 144A
200,000	4.50%, 01/10/25	188,000
175,000	5.75%, 09/28/22	172,079
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	294,993
150,000	Banco Daycoval SA Reg S 4.25%, 12/13/24	141,348
775,000	Banco do Brasil SA 3.88%, 10/10/22	776,937
	Banco do Brasil SA 144A
401,000	4.63%, 01/15/25 †	393,233
300,000	4.75%, 03/20/24	296,445
200,000	4.88%, 04/19/23	202,000
530,000	5.88%, 01/26/22	547,463
300,000	5.88%, 01/19/23	307,443

See Notes to Financial Statements

29

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Brazil: (continued)
$50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	$51,478
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	205,910
	Banco Nacional de Desenvolvimento Economico e Social 144A
200,000	4.75%, 05/09/24	203,462
400,000	5.75%, 09/26/23	418,924
300,000	Banco Safra SA 144A 4.13%, 02/08/23	298,443
	Banco Votorantim SA 144A
200,000	4.00%, 09/24/22	199,750
200,000	4.50%, 09/24/24	197,500
	BRF SA 144A
100,000	3.95%, 05/22/23	94,981
350,000	4.75%, 05/22/24	333,746
200,000	4.88%, 01/24/30	173,600
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	197,410
535,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	560,145
	Centrais Eletricas Brasileiras SA 144A
200,000	3.63%, 02/04/25	182,380
200,000	4.63%, 02/04/30	173,150
200,000	5.75%, 10/27/21	205,910
300,000	CSN Resources SA 144A 7.63%, 04/17/26 †	214,380
350,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 06/08/25	325,434
	Itau Unibanco Holding SA 144A
500,000	2.90%, 01/24/23	483,630
200,000	3.25%, 01/24/25 †	194,750
300,000	4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	282,945
200,000	4.63% (US Treasury Yield Curve Rate T 5 Year+3.22%), 02/27/25 (o)	164,000
800,000	5.13%, 05/13/23 †	828,160
500,000	5.50%, 08/06/22	513,750
500,000	5.65%, 03/19/22	516,475
400,000	6.20%, 12/21/21	415,004
200,000	Light Servicos de Eletricidade SA / Light Energia SA 144A 7.25%, 05/03/23	185,212
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23 †	288,003
196,199	Prumo Participacoes e Investimentos SA 144A 7.50%, 12/31/31	180,503
		12,350,851
British Virgin Islands: 4.0%
350,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	347,309
516,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	510,840
Principal Amount		Value

British Virgin Islands: (continued)
$200,000	Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/24 (o)	$193,505
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	296,702
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/22	641,674
200,000	8.13%, 02/27/23	181,785
200,000	8.13%, 07/11/24	173,152
1,000,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	968,572
200,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (o)	169,996
	Gold Fields Orogen Holdings BVI Ltd. 144A
550,000	5.13%, 05/15/24	564,575
550,000	6.13%, 05/15/29	582,945
	Greenland Global Investment Ltd. Reg S
350,000	5.88%, 07/03/24	319,160
300,000	6.75%, 06/25/22	294,047
200,000	6.75%, 09/26/23	191,280
250,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	218,128
200,000	Haimen Zhongnan Investment Development International Co. Ltd. Reg S 10.88%, 06/18/22	199,000
500,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	433,004
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	409,063
400,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	364,011
200,000	New Metro Global Ltd. Reg S 6.50%, 05/20/22	195,041
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	97,900
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	190,427
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (o)	175,086
	RKPF Overseas 2019 A Ltd. Reg S
200,000	6.70%, 09/30/24	192,504
200,000	7.88%, 02/01/23	202,316
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	177,225
	Scenery Journey Ltd. Reg S
600,000	13.00%, 11/06/22	549,172
500,000	13.75%, 11/06/23	462,503
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	159,994

See Notes to Financial Statements

30

Principal Amount		Value

British Virgin Islands: (continued)
$680,250	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	$634,430
900,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21 †	898,065
500,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	479,150
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	258,825
200,000	Wanda Properties Overseas Ltd. Reg S 6.95%, 12/05/22	185,520
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	196,743
200,000	Zhaojin Mining International Finance Ltd. Reg S 5.50%, 03/01/22	192,877
		12,306,526
Canada: 1.9%
400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25 †	382,924
	First Quantum Minerals Ltd. 144A
750,000	6.50%, 03/01/24 †	664,800
1,111,000	6.88%, 03/01/26	979,513
775,000	7.25%, 05/15/22 †	728,926
1,700,000	7.25%, 04/01/23	1,551,760
1,477,000	7.50%, 04/01/25	1,311,133
500,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	346,150
		5,965,206
Cayman Islands: 12.8%
	Agile Group Holdings Ltd. Reg S
200,000	6.70%, 03/07/22	200,012
200,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23 (o)	191,450
200,000	8.50%, 07/18/21	205,264
500,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	384,846
400,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	290,351
600,000	Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	525,000
200,000	CAR, Inc. Reg S 8.88%, 05/10/22	101,508
200,000	Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	189,585
	CFLD Cayman Investment Ltd. Reg S
200,000	7.13%, 04/08/22	192,608
200,000	8.60%, 04/08/24	180,000
300,000	9.00%, 07/31/21	300,102
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/21	202,286
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/21	302,690
	China Evergrande Group Reg S
850,000	7.50%, 06/28/23	666,502
900,000	8.25%, 03/23/22	801,056
1,600,000	8.75%, 06/28/25	1,278,654
Principal Amount		Value

Cayman Islands: (continued)
$200,000	9.50%, 04/11/22	$180,250
500,000	9.50%, 03/29/24	407,500
500,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	479,406
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/22	197,999
200,000	6.45%, 11/07/24	196,076
400,000	6.55%, 03/28/24	398,005
200,000	7.63%, 02/28/23	206,044
825,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24 †	829,125
	Country Garden Holdings Co. Ltd. Reg S
400,000	4.75%, 09/28/23	390,605
300,000	5.63%, 12/15/26	300,322
250,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	164,688
	Dar Al-Arkan Sukuk Co. Ltd. Reg S
800,000	6.75%, 02/15/25	648,726
700,000	6.88%, 03/21/23	639,695
750,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	729,004
200,000	eHi Car Services Ltd. Reg S 5.88%, 08/14/22	125,406
400,000	Emirates REIT Sukuk Ltd. Reg S 5.13%, 12/12/22	260,000
400,000	Energuate Trust 144A 5.88%, 05/03/27	378,000
	Ezdan Sukuk Co. Ltd. Reg S
400,000	4.38%, 05/18/21 †	330,152
600,000	4.88%, 04/05/22	479,982
	Fantasia Holdings Group Co. Ltd. Reg S
300,000	7.38%, 10/04/21	286,630
200,000	10.88%, 01/09/23	192,029
600,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	493,771
200,000	Golden Eagle Retail Group Ltd. 144A 4.63%, 05/21/23	187,460
200,000	Greenland Hong Kong Holdings Ltd. Reg S 6.00%, 07/17/21	183,339
	Grupo Aval Ltd. 144A
1,000,000	4.38%, 02/04/30	843,150
1,075,000	4.75%, 09/26/22	1,069,141
200,000	Guorui Properties Ltd. Reg S 13.50%, 02/27/22	172,420
400,000	Industrial Senior Trust 144A 5.50%, 11/01/22	403,300
400,000	Jiayuan International Group Ltd. Reg S 13.75%, 02/18/23	394,162
200,000	Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22	195,640
	Kaisa Group Holdings Ltd. Reg S
400,000	8.50%, 06/30/22	374,542
850,000	9.38%, 06/30/24	733,420
300,000	10.88%, 07/23/23	282,376

See Notes to Financial Statements

31

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Cayman Islands: (continued)
$200,000	11.25%, 04/09/22	$198,000
200,000	11.50%, 01/30/23	192,278
600,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (o)	520,464
	KWG Group Holdings Ltd. Reg S
200,000	7.88%, 08/09/21	202,875
200,000	7.88%, 09/01/23	198,084
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/24	182,943
300,000	6.00%, 09/15/22	292,694
500,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	425,685
550,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	468,253
	Latam Finance Ltd. 144A
700,000	6.88%, 04/11/24	294,000
900,000	7.00%, 03/01/26	377,640
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 02/23/23	195,028
200,000	6.50%, 07/16/23	199,250
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	430,285
500,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (o)	383,361
	Melco Resorts Finance Ltd. 144A
1,000,000	4.88%, 06/06/25	971,753
600,000	5.25%, 04/26/26	588,240
900,000	5.38%, 12/04/29	846,853
700,000	5.63%, 07/17/27	686,431
	MGM China Holdings Ltd. 144A
200,000	5.38%, 05/15/24	196,040
200,000	5.88%, 05/15/26	198,940
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	476,500
1,000,000	5.63%, 02/27/24	994,085
300,000	NagaCorp Ltd. 144A 9.38%, 05/21/21	301,419
500,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23 †	69,570
133,062	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	101,295
550,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	467,066
200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	185,166
	Ronshine China Holdings Ltd. Reg S
200,000	8.75%, 10/25/22	200,250
200,000	8.95%, 01/22/23	200,536
200,000	11.25%, 08/22/21	207,533
350,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	352,625
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	283,500
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	454,158
Principal Amount		Value

Cayman Islands: (continued)
	Sunac China Holdings Ltd. Reg S
$200,000	7.50%, 02/01/24	$193,557
500,000	7.88%, 02/15/22	502,757
600,000	7.95%, 08/08/22	602,250
200,000	7.95%, 10/11/23	197,751
700,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	682,500
600,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	588,098
701,000	WTT Investment Ltd. 144A 5.50%, 11/21/22	702,434
	Wynn Macau Ltd. 144A
700,000	4.88%, 10/01/24	672,140
1,000,000	5.13%, 12/15/29 †	971,250
700,000	5.50%, 10/01/27	676,060
200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	199,600
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/22	288,375
200,000	6.00%, 10/25/23	177,250
200,000	7.90%, 05/11/21	204,498
400,000	8.30%, 05/27/25	352,012
200,000	8.50%, 02/26/24	187,000
	Zhenro Properties Group Ltd. Reg S
200,000	8.65%, 01/21/23	196,836
200,000	9.15%, 03/08/22	201,094
500,000	Zhongliang Holdings Group Co. Ltd. Reg S 11.50%, 09/26/21	476,547
		39,579,088
Chile: 0.7%
	AES Gener SA 144A
350,000	6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	327,691
600,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79 †	574,162
500,000	Corp Group Banking SA 144A 6.75%, 03/15/23	192,500
500,000	Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	484,700
500,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	363,736
500,000	Geopark Ltd. 144A 6.50%, 09/21/24	363,850
		2,306,639
China / Hong Kong: 2.9%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	187,201
800,000	Bank of China Ltd. Reg S 3.60% (US Treasury Yield Curve Rate T 5 Year+2.45%), 03/04/25 (o)	794,940
800,000	Bank of East Asia Ltd. Reg S 5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	758,216
200,000	Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 05/21/23 (o)	195,188

See Notes to Financial Statements

32

Principal Amount		Value

China / Hong Kong: (continued)
$200,000	Chengdu Airport Xingcheng Investment Group Co. Ltd. Reg S 6.50%, 07/18/22	$200,872
200,000	Chengdu Economic & Technological Development Zone State-Owned Assets Investment Reg S 7.50%, 02/12/22	202,259
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	1,046,745
	China CITIC Bank International Ltd. Reg S
600,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	589,492
200,000	7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (o)	216,001
200,000	China South City Holdings Ltd. Reg S 11.50%, 02/12/22	160,220
400,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	365,006
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	506,255
200,000	Fujian Zhanglong Group Co. Ltd. Reg S 5.88%, 08/26/22	200,380
200,000	Gemdale Ever Prosperity Investment Ltd. Reg S 6.00%, 09/06/21	201,564
450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	447,745
1,300,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	1,241,500
200,000	Union Life Insurance Co. Ltd. Reg S 3.00%, 09/19/21	164,014
200,000	Yango Justice International Ltd. Reg S 9.25%, 04/15/23	185,232
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/22	197,801
200,000	6.75%, 04/23/23	196,785
400,000	Zensun Enterprises Ltd. Reg S 12.80%, 10/03/21	362,309
200,000	Zhangzhou Jiulongjiang Group Co. Ltd. Reg S 5.60%, 09/10/22	199,136
200,000	Zhangzhou Transportation Development Group Co. Ltd. Reg S 6.50%, 06/26/22	204,111
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	193,410
		9,016,382
Colombia: 1.4%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	549,703
	Banco de Bogota SA 144A
775,000	5.38%, 02/19/23	780,580
833,000	6.25%, 05/12/26	836,840
Principal Amount		Value

Colombia: (continued)
$400,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	$352,844
	Bancolombia SA
200,000	3.00%, 01/29/25 †	185,756
300,000	4.63% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	260,625
700,000	5.13%, 09/11/22 †	704,872
800,000	Colombia Telecomunicaciones SA ESP 144A 5.38%, 09/27/22	790,528
		4,461,748
Costa Rica: 0.4%
600,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	556,380
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43 †	347,881
500,000	6.95%, 11/10/21	465,630
		1,369,891
Croatia: 0.2%
600,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	646,822
Curacao: 0.3%
525,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 †	501,086
350,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21 †	339,658
		840,744
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	247,500
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	289,128
		536,628
Georgia: 0.4%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	396,000
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	178,000
500,000	Georgian Railway JSC 144A 7.75%, 07/11/22	492,500
300,000	TBC Bank JSC 144A 5.75%, 06/19/24	284,250
		1,350,750
India: 2.8%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. 144A 6.25%, 12/10/24	588,210
	Delhi International Airport Ltd. 144A
700,000	6.13%, 10/31/26	623,000
500,000	6.45%, 06/04/29 †	440,000
600,000	Future Retail Ltd. 144A 5.60%, 01/22/25	163,656

See Notes to Financial Statements

33

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

India: (continued)
	GMR Hyderabad International Airport Ltd. 144A
$300,000	4.25%, 10/27/27	$242,245
400,000	5.38%, 04/10/24	353,970
800,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	684,595
500,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	285,248
	JSW Steel Ltd. Reg S
700,000	5.25%, 04/13/22	626,500
200,000	5.38%, 04/04/25	161,000
600,000	5.95%, 04/18/24	504,000
400,000	Manappuram Finance Ltd. Reg S 5.90%, 01/13/23	321,000
	Muthoot Finance Ltd. 144A
450,000	4.40%, 09/02/23	388,125
450,000	6.13%, 10/31/22 †	409,298
	ReNew Power Private Ltd. 144A
500,000	5.88%, 03/05/27	409,344
400,000	6.45%, 09/27/22 †	352,692
600,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	525,000
	Shriram Transport Finance Co. Ltd. 144A
400,000	5.10%, 07/16/23	296,200
900,000	5.95%, 10/24/22	691,305
200,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	157,500
400,000	Tata Motors Ltd. Reg S 5.88%, 05/20/25	331,752
200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	171,096
		8,725,736
Indonesia: 0.9%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	260,448
900,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	803,430
200,000	Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	178,087
500,000	Bayan Resources Tbk PT 144A 6.13%, 01/24/23	398,433
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	232,195
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/24	277,422
700,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	607,403
		2,757,418
Ireland: 3.2%
400,000	Borets Finance DAC 144A 6.50%, 04/07/22	380,000
400,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	403,808
Principal Amount		Value

Ireland: (continued)
$400,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	$386,000
	Credit Bank of Moscow Via CBOM Finance Plc 144A
600,000	4.70%, 01/29/25	571,503
450,000	5.55%, 02/14/23	453,514
350,000	5.88%, 11/07/21	354,937
300,000	7.12%, 06/25/24	314,498
700,000	Eurochem Finance DAC 144A 5.50%, 03/13/24 †	750,326
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	395,000
	GTLK Europe Capital DAC Reg S
400,000	4.95%, 02/18/26	385,000
600,000	5.95%, 04/17/25	606,741
	GTLK Europe DAC Reg S
800,000	5.13%, 05/31/24	804,294
500,000	5.95%, 07/19/21	505,140
800,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	742,160
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	375,724
900,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	945,471
550,000	Mobile Telesystems OJSC Via MTS International Funding DAC 144A 5.00%, 05/30/23	579,084
1,000,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	1,033,819
		9,987,019
Kazakhstan: 1.2%
476,206	Halyk Savings Bank of Kazakhstan JSC 144A 5.50%, 12/21/22	465,391
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	494,855
400,000	4.40%, 04/30/23	397,800
1,000,000	4.75%, 04/19/27	973,200
1,300,000	5.75%, 04/19/47	1,307,306
		3,638,552
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (o)	276,109
Luxembourg: 4.6%
600,000	Adecoagro SA 144A 6.00%, 09/21/27	515,046
200,000	Aegea Finance SARL 144A 5.75%, 10/10/24	196,540
240,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22	153,900
300,000	Avation Capital SA 144A 6.50%, 05/15/21	254,175

See Notes to Financial Statements

34

Principal Amount		Value

Luxembourg: (continued)
	Consolidated Energy Finance SA 144A
$400,000	6.50%, 05/15/26	$313,840
550,000	6.88%, 06/15/25 †	426,938
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	304,500
400,000	CSN Resources SA 144A 7.63%, 02/13/23	316,080
300,000	Gilex Holding SARL 144A 8.50%, 05/02/23	250,443
300,000	Gol Finance SA 144A 7.00%, 01/31/25	153,000
300,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	276,060
300,000	JSL Europe SA 144A 7.75%, 07/26/24	276,750
600,000	Kenbourne Invest SA 144A 6.88%, 11/26/24 †	566,640
	Kernel Holding SA 144A
300,000	6.50%, 10/17/24	256,782
500,000	8.75%, 01/31/22	476,250
300,000	Klabin Finance SA 144A 4.88%, 09/19/27	287,355
	MHP Lux SA 144A
300,000	6.25%, 09/19/29	255,024
750,000	6.95%, 04/03/26	699,630
	Minerva Luxembourg SA 144A
200,000	5.88%, 01/19/28 †	185,110
450,000	6.50%, 09/20/26 †	439,695
300,000	Nexa Resources SA 144A 5.38%, 05/04/27	278,130
	Puma International Financing SA 144A
1,000,000	5.00%, 01/24/26	646,154
500,000	5.13%, 10/06/24	352,030
	Rede D’or Finance Sarl 144A
450,000	4.50%, 01/22/30	382,793
200,000	4.95%, 01/17/28	178,770
	Rumo Luxembourg Sarl 144A
100,000	5.88%, 01/18/25	98,620
300,000	7.38%, 02/09/24	316,560
2,150,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	2,228,883
400,000	TMK OAO Via TMK Capital SA Reg S 4.30%, 02/12/27	374,016
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	185,462
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26	281,790
200,000	5.25%, 06/06/29	183,430
200,000	Unigel Luxembourg SA 144A 8.75%, 10/01/26	121,202
400,000	Usiminas International Sarl 144A 5.88%, 07/18/26 †	356,104
1,465,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	1,531,606
		14,119,308
Principal Amount		Value

Malaysia: 0.2%
$500,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/22	$402,492
300,000	SD International Sukuk Ltd. Reg S 6.30%, 05/09/22	284,250
		686,742
Marshall Islands: 0.1%
325,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 144A 7.25%, 05/01/22	291,541
Mauritius: 2.3%
575,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	553,437
400,000	Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	370,000
500,000	Greenko Investment Co. 144A 4.88%, 08/16/23	452,694
500,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	468,750
	Greenko Solar Mauritius Ltd. 144A
500,000	5.55%, 01/29/25	452,512
600,000	5.95%, 07/29/26	528,305
300,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 07/14/21	252,150
550,000	HTA Group Ltd. 144A 9.13%, 03/08/22	543,950
	MTN Mauritius Investments Ltd. 144A
900,000	4.76%, 11/11/24	837,000
500,000	5.37%, 02/13/22	488,725
500,000	6.50%, 10/13/26	484,850
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	460,239
1,000,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	895,000
200,000	UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 02/27/25 (o)	156,500
		6,944,112
Mexico: 7.2%
400,000	Aerovias de Mexico SA de CV 144A 7.00%, 02/05/25	154,000
	Alpha Holding SA de CV 144A
200,000	9.00%, 02/10/25	137,250
200,000	10.00%, 12/19/22	146,002
500,000	Axtel SAB de CV 144A 6.38%, 11/14/24	468,850
625,000	Banco Nacional de Comercio Exterior SNC 144A 3.80% (US Treasury Yield Curve Rate T 5 Year+3.00%), 08/11/26	601,319
1,050,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	914,865
900,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29 †	681,165

See Notes to Financial Statements

35

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Mexico: (continued)
	Cemex SAB de CV 144A
$1,075,000	5.45%, 11/19/29 †	$890,261
1,219,000	5.70%, 01/11/25	1,098,197
800,000	6.13%, 05/05/25	724,160
991,000	7.75%, 04/16/26 †	931,144
	Credito Real SAB de CV SOFOM ER 144A
500,000	7.25%, 07/20/23	433,655
400,000	9.50%, 02/07/26 †	358,384
600,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	539,760
560,000	Elementia SAB de CV 144A 5.50%, 01/15/25	422,688
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o) †	604,440
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	488,709
550,000	Grupo Posadas SAB de CV 144A 7.88%, 06/30/22	218,763
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	329,945
350,000	Mexarrend SAPI de CV 144A 10.25%, 07/24/24	196,875
600,000	Nemak SAB de CV 144A 4.75%, 01/23/25	530,250
400,000	Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25 †	263,180
	Petróleos Mexicanos
675,000	5.35%, 02/12/28	506,257
975,000	6.35%, 02/12/48	654,225
1,550,000	6.50%, 03/13/27	1,264,800
950,000	6.63%, 06/15/35	674,500
1,600,000	6.75%, 09/21/47	1,123,200
1,000,000	6.88%, 08/04/26	832,500
	Petróleos Mexicanos 144A
1,150,000	5.95%, 01/28/31	838,695
800,000	6.49%, 01/23/27	652,920
1,300,000	6.84%, 01/23/30	1,021,280
1,050,000	6.95%, 01/28/60	742,822
1,900,000	7.69%, 01/23/50	1,405,810
400,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	305,920
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	259,785
	Unifin Financiera SAB de CV 144A
300,000	7.00%, 01/15/25	136,125
500,000	7.25%, 09/27/23	245,075
300,000	7.38%, 02/12/26	137,580
500,000	8.38%, 01/27/28	223,250
		22,158,606
Mongolia: 0.2%
400,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	241,093
300,000	Mongolian Mortgage Corp. HFC LLC 144A 9.75%, 01/29/22	236,251
		477,344
Principal Amount		Value

Netherlands: 8.3%
$470,000	Ajecorp BV 144A 6.50%, 05/14/22	$413,389
400,000	Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	344,697
1,100,000	Greenko Dutch BV 144A 5.25%, 07/24/24	986,667
850,000	GTH Finance BV 144A 7.25%, 04/26/23	931,013
	IHS Netherlands Holdco BV 144A
400,000	7.13%, 03/18/25	368,000
900,000	8.00%, 09/18/27	832,500
400,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	171,080
390,000	Jababeka International BV 144A 6.50%, 10/05/23	254,476
1,100,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,269,152
600,000	Listrindo Capital BV 144A 4.95%, 09/14/26	580,380
	Metinvest BV 144A
850,000	7.75%, 04/23/23 †	605,327
200,000	7.75%, 10/17/29	130,644
650,000	8.50%, 04/23/26	440,323
493,030	MV24 Capital BV 144A 6.75%, 06/01/34	417,651
	Nostrum Oil & Gas Finance BV 144A
250,000	7.00%, 02/16/25	55,000
850,000	8.00%, 07/25/22	204,000
	Petrobras Global Finance BV
275,000	4.38%, 05/20/23	268,125
400,000	5.30%, 01/27/25	391,076
175,000	5.63%, 05/20/43	157,500
400,000	5.75%, 02/01/29	383,500
550,000	6.00%, 01/27/28 †	534,655
150,000	6.13%, 01/17/22	154,125
350,000	6.25%, 03/17/24	356,580
200,000	6.75%, 01/27/41 †	195,160
450,000	6.85%, 06/05/15 †	425,250
127,000	6.88%, 01/20/40 †	125,730
425,000	6.90%, 03/19/49	415,438
300,000	7.25%, 03/17/44 †	301,650
450,000	7.38%, 01/17/27	472,095
380,000	8.75%, 05/23/26 †	421,800
758,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30 †	693,305
	Teva Pharmaceutical Finance Netherlands III BV
925,000	2.20%, 07/21/21	904,927
1,875,000	2.80%, 07/21/23	1,732,406
2,200,000	3.15%, 10/01/26	1,927,860
1,225,000	4.10%, 10/01/46	963,462
775,000	6.00%, 04/15/24	775,000
775,000	6.75%, 03/01/28 †	800,691
600,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25 †	624,600

See Notes to Financial Statements

36

Principal Amount		Value

Netherlands: (continued)
	VEON Holdings BV 144A
$600,000	3.95%, 06/16/21	$608,994
1,045,000	4.00%, 04/09/25 †	1,083,738
600,000	4.95%, 06/16/24	637,428
500,000	5.95%, 02/13/23	535,065
450,000	7.50%, 03/01/22 †	486,162
1,250,000	VTR Finance BV 144A 6.88%, 01/15/24 †	1,250,512
		25,631,133
Nigeria: 0.5%
200,000	Access Bank Plc 144A 10.50%, 10/19/21	196,020
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	392,862
400,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/23	330,000
600,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	537,000
		1,455,882
Oman: 0.6%
	Bank Muscat SAOG Reg S
400,000	3.75%, 05/03/21	376,912
500,000	4.88%, 03/14/23	440,575
550,000	Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	476,451
500,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	460,125
		1,754,063
Panama: 0.6%
375,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	328,988
450,000	AES Panama SRL 144A 6.00%, 06/25/22	451,129
400,000	Avianca Holdings SA 144A 9.00%, 05/10/23	77,500
400,000	Banistmo SA 144A 3.65%, 09/19/22	389,824
700,000	Cable Onda SA 144A 4.50%, 01/30/30	668,255
		1,915,696
Paraguay: 0.2%
500,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/27	490,000
Peru: 1.3%
200,000	Banco Internacional del Peru SAA Interbank 144A 6.63% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	209,503
400,000	Camposol SA 144A 6.00%, 02/03/27	378,860
450,000	Hunt Oil Co. of Peru LLC 144A 6.38%, 06/01/28	350,843
500,000	Inretail Pharma SA 144A 5.38%, 05/02/23	506,150
400,000	Minsur SA 144A 6.25%, 02/07/24	422,720
Principal Amount		Value

Peru: (continued)
$500,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	$485,005
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	367,960
1,000,000	Peru LNG Srl 144A 5.38%, 03/22/30	572,100
400,000	San Miguel Industrias Pet SA 144A 4.50%, 09/18/22	393,642
550,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	415,641
		4,102,424
Russia: 0.3%
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	427,252
525,000	MHP SE 144A 7.75%, 05/10/24	514,416
		941,668
Saint Lucia: 0.2%
550,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24	512,187
Saudi Arabia: 0.2%
600,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	563,492
Singapore: 1.9%
	ABJA Investment Co. Pte Ltd. Reg S
200,000	4.45%, 07/24/23	176,994
1,000,000	5.45%, 01/24/28	818,087
1,300,000	5.95%, 07/31/24	1,170,000
400,000	Alam Synergy Pte Ltd. Reg S 6.63%, 04/24/22	178,830
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	186,645
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,804
600,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	513,469
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22 †	552,381
700,000	Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	422,603
700,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	446,039
550,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	343,750
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	232,734
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	388,000
600,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	420,091
		5,851,427
South Africa: 1.8%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	378,492

See Notes to Financial Statements

37

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

South Africa: (continued)
	Eskom Holdings SOC Ltd. 144A
$1,075,000	6.35%, 08/10/28	$966,137
1,025,000	6.75%, 08/06/23	774,521
1,250,000	7.13%, 02/11/25	921,875
600,000	8.45%, 08/10/28	430,500
650,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	622,238
400,000	Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 5 Year+3.75%), 05/31/29	378,296
1,000,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	930,634
		5,402,693
South Korea: 0.5%
	Woori Bank 144A
500,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	476,064
500,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	497,495
500,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (o)	501,162
		1,474,721
Spain: 0.3%
675,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	617,355
500,000	International Airport Finance SA 144A 12.00%, 03/15/33	313,550
		930,905
Thailand: 0.6%
1,200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,075,989
800,000	Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	708,586
		1,784,575
Togo: 0.1%
500,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	470,075
Trinidad and Tobago: 0.4%
300,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	266,625
500,000	Trinidad Generation Unlimited 144A 5.25%, 11/04/27	404,100
525,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26 †	470,242
		1,140,967
Turkey: 9.3%
	Akbank T.A.S. 144A
550,000	5.00%, 10/24/22	535,713
500,000	5.13%, 03/31/25 †	458,849
300,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	256,241
575,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	527,879
Principal Amount		Value

Turkey: (continued)
$600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	$574,457
580,000	Arcelik AS 144A 5.00%, 04/03/23	559,007
600,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	589,875
	Fibabanka AS Reg S
450,000	6.00%, 01/25/23	424,350
200,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	176,000
	KOC Holding AS 144A
725,000	5.25%, 03/15/23	714,096
725,000	6.50%, 03/11/25	714,197
500,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	491,292
500,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24 †	490,622
500,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	475,138
	QNB Finansbank AS 144A
650,000	4.88%, 05/19/22	638,690
500,000	6.88%, 09/07/24 †	501,250
250,000	Roenesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	211,694
	TC Ziraat Bankasi AS 144A
600,000	5.13%, 05/03/22	585,331
500,000	5.13%, 09/29/23	476,005
800,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	706,960
	Turk Telekomunikasyon AS 144A
400,000	4.88%, 06/19/24	377,836
560,000	6.88%, 02/28/25	560,308
	Turkcell Iletisim Hizmetleri AS 144A
400,000	5.75%, 10/15/25	386,900
500,000	5.80%, 04/11/28 †	471,100
	Turkiye Garanti Bankasi AS 144A
750,000	5.25%, 09/13/22	740,475
500,000	5.88%, 03/16/23	493,202
750,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	641,527
500,000	Turkiye Halk Bankasi AS 144A 5.00%, 07/13/21	482,976
	Turkiye Is Bankasi AS 144A
775,000	5.00%, 06/25/21	777,623
600,000	5.38%, 10/06/21	602,250
680,000	5.50%, 04/21/22 †	674,172
1,100,000	6.00%, 10/24/22	1,037,190
1,400,000	6.13%, 04/25/24	1,351,395
700,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	607,425
655,000	7.85%, 12/10/23	636,156
400,000	Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	368,682

See Notes to Financial Statements

38

Principal Amount		Value

Turkey: (continued)
	Turkiye Sinai Kalkinma Bankasi AS Reg S
$200,000	4.88%, 05/18/21	$197,590
350,000	5.50%, 01/16/23	333,375
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	361,311
800,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	775,285
	Turkiye Vakiflar Bankasi TAO 144A
800,000	5.25%, 02/05/25	723,788
500,000	5.50%, 10/27/21	496,324
450,000	5.63%, 05/30/22	441,646
650,000	5.75%, 01/30/23 †	626,116
700,000	6.00%, 11/01/22	656,460
650,000	8.13%, 03/28/24	657,111
	Yapi ve Kredi Bankasi AS 144A
1,175,000	5.50%, 12/06/22	1,074,391
400,000	5.75%, 02/24/22	399,500
750,000	5.85%, 06/21/24	713,709
430,000	6.10%, 03/16/23 †	421,683
375,000	8.25%, 10/15/24 †	383,700
		28,578,852
Ukraine: 0.1%
400,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	372,000
United Arab Emirates: 1.5%
300,000	ADES International Holding Plc 144A 8.63%, 04/24/24 †	232,560
1,150,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	1,112,653
900,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	864,000
	Kuwait Projects Co. SPC Ltd. Reg S
400,000	4.23%, 10/29/26	355,864
400,000	4.50%, 02/23/27	355,459
500,000	5.00%, 03/15/23	484,948
	Oztel Holdings SPC Ltd. 144A
700,000	5.63%, 10/24/23	646,660
850,000	6.63%, 04/24/28	730,709
		4,782,853
United Kingdom: 4.1%
	AngloGold Ashanti Holdings Plc
825,000	5.13%, 08/01/22 †	854,778
350,000	6.50%, 04/15/40 †	371,480
1,600,062	DTEK Finance Plc 10.75%, 12/31/24	752,029
	Evraz Plc 144A
800,000	5.25%, 04/02/24	853,456
850,000	5.38%, 03/20/23	901,773
400,000	Evraz Plc Reg S 6.75%, 01/31/22	426,604
700,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	606,690
Principal Amount		Value

United Kingdom: (continued)
	MARB BondCo Plc 144A
$365,000	6.88%, 01/19/25	$352,298
300,000	7.00%, 03/15/24 †	294,750
400,000	NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.63%, 11/08/26	340,215
400,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	364,500
700,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22	238,000
500,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	523,750
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	569,937
450,000	4.70%, 01/29/24	474,407
800,000	5.25%, 02/07/23	846,768
1,100,000	Sasol Financing International Ltd. 4.50%, 11/14/22	778,250
	Tullow Oil Plc 144A
1,000,000	6.25%, 04/15/22	565,650
450,000	7.00%, 03/01/25	236,813
650,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	557,440
	Vedanta Resources Finance II Plc 144A
500,000	8.00%, 04/23/23	191,875
600,000	9.25%, 04/23/26	249,000
	Vedanta Resources Ltd. 144A
1,450,000	6.13%, 08/09/24	518,810
550,000	6.38%, 07/30/22	216,123
400,000	7.13%, 05/31/23	152,960
850,000	8.25%, 06/07/21	458,362
		12,696,718
United States: 2.6%
200,000	Azul Investments LLP 144A 5.88%, 10/26/24 †	106,540
681,000	CEMEX Finance LLC 144A 6.00%, 04/01/24	634,556
200,000	Cielo USA, Inc. 144A 3.75%, 11/16/22	193,002
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
400,000	5.75%, 06/15/25	407,004
350,000	5.88%, 07/15/24	358,103
300,000	6.75%, 02/15/28	323,532
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
500,000	5.50%, 01/15/30	508,575
500,000	6.50%, 04/15/29	528,555
800,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26 †	503,760
	NBM US Holdings, Inc. 144A
200,000	6.63%, 08/06/29	186,580
500,000	7.00%, 05/14/26	485,000
480,791	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	457,862
115,245	Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	110,060

See Notes to Financial Statements

39

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	Sasol Financing USA LLC
$1,500,000	5.88%, 03/27/24	$1,011,750
825,000	6.50%, 09/27/28	544,500
	Stillwater Mining Co. 144A
200,000	6.13%, 06/27/22	197,483
500,000	7.13%, 06/27/25	489,830
500,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	468,250
500,000	VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 10.50%, 06/01/24	401,350
		7,916,292
Uzbekistan: 0.1%
250,000	Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	236,250
Vietnam: 0.3%
600,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	573,350
400,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	360,255
		933,605
Total Corporate Bonds (Cost: $329,234,396)		288,951,923
GOVERNMENT OBLIGATIONS: 3.4%
Argentina: 1.4%
900,000	City of Buenos Aires 144A 7.50%, 06/01/27	552,384
350,000	Province of Salta 144A 9.13%, 07/07/24	143,500
	Provincia de Buenos Aires 144A
875,000	6.50%, 02/15/23	247,188
2,050,000	7.88%, 06/15/27	558,625
1,530,000	9.13%, 03/16/24	436,065
500,000	9.63%, 04/18/28	152,500
700,000	9.95%, 06/09/21	196,000
100,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	30,750
	Provincia de Cordoba 144A
650,000	7.13%, 06/10/21	299,007
600,000	7.13%, 08/01/27	228,006
600,000	7.45%, 09/01/24	240,006
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	201,250
325,000	Provincia de la Rioja 144A 9.75%, 02/24/25	107,250
600,000	Provincia de Mendoza 144A 8.38%, 05/19/24	252,000
	Provincia de Neuquen 144A
275,000	7.50%, 04/27/25	105,328
550,000	8.63%, 05/12/28	295,625
400,000	Provincia de Rio Negro 144A 7.75%, 12/07/25	138,000
400,000	Provincia del Chubut 144A 7.75%, 07/26/26	174,800
		4,358,284
Principal Amount		Value

Azerbaijan: 0.6%
	State Oil Co. of the Azerbaijan Republic Reg S
$1,050,000	4.75%, 03/13/23	$1,055,250
700,000	6.95%, 03/18/30	737,478
		1,792,728
Belarus: 0.2%
600,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	555,000
Cayman Islands: 0.1%
480,000	Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	480,413
Mongolia: 0.2%
600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	523,503
Turkey: 0.8%
	Turkiye Ihracat Kredi Bankasi AS 144A
550,000	4.25%, 09/18/22	524,952
500,000	5.00%, 09/23/21	499,825
400,000	5.38%, 10/24/23	381,728
500,000	6.13%, 05/03/24	477,650
450,000	8.25%, 01/24/24	462,377
		2,346,532
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	633,301
Total Government Obligations (Cost: $17,726,494)		10,689,761
Total Investments Before Collateral for Securities Loaned: 97.2% (Cost: $346,960,890)		299,641,684

Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.9% (Cost: $18,058,008)
Money Market Fund: 5.9%
18,058,008	State Street Navigator Securities Lending Government Money Market Portfolio	18,058,008
Total Investments: 103.1% (Cost: $365,018,898)		317,699,692
Liabilities in excess of other assets: (3.1)%		(9,606,933)
NET ASSETS: 100.0%		$308,092,759

See Notes to Financial Statements

40

Definitions:
USD	United States Dollar

Footnotes:
(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $21,642,273.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $207,579,758, or 67.4% of net assets.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.6%	$31,822,843
Communications	7.0	20,843,996
Consumer, Cyclical	4.7	14,241,925
Consumer, Non-cyclical	8.8	26,520,766
Diversified	1.1	3,262,884
Energy	16.0	47,857,635
Financial	36.7	109,857,664
Government	3.6	10,689,761
Industrial	5.9	17,719,704
Technology	0.2	552,381
Utilities	5.4	16,272,125
	100.0%	$299,641,684

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$288,951,923	$—	$288,951,923
Government Obligations*	—	10,689,761	—	10,689,761
Money Market Fund	18,058,008	—	—	18,058,008
Total	$18,058,008	$299,641,684	$—	$317,699,692

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

41

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal
Amount		Value

CORPORATE BONDS: 98.5%
Australia: 0.2%
$5,075,000	Adani Abbot Point Terminal Pty Ltd. 144A 4.45%, 12/15/22	$4,042,090
Canada: 3.3%
2,529,000	Bombardier, Inc. 144A 7.45%, 05/01/34	1,588,338
	Cenovus Energy, Inc.
5,078,000	3.00%, 08/15/22	4,486,488
4,575,000	3.80%, 09/15/23	3,826,676
9,725,000	4.25%, 04/15/27	7,654,829
6,500,000	5.25%, 06/15/37	4,400,954
8,450,000	5.40%, 06/15/47	5,711,494
14,225,000	6.75%, 11/15/39	10,178,309
	Methanex Corp.
3,050,000	4.25%, 12/01/24	2,742,164
7,100,000	5.25%, 12/15/29	5,996,986
3,050,000	5.65%, 12/01/44	2,090,513
	TransAlta Corp.
4,050,000	4.50%, 11/15/22	3,963,938
3,050,000	6.50%, 03/15/40	2,672,563
		55,313,252
Cayman Islands: 0.3%
	Noble Holding International Ltd.
3,124,000	5.25%, 03/15/42	44,908
2,250,000	6.05%, 03/01/41	25,313
2,908,000	6.20%, 08/01/40	43,184
2,783,000	7.95%, 04/01/25	37,710
2,488,000	8.95%, 04/01/45	27,990
	Transocean, Inc.
10,151,000	6.80%, 03/15/38	2,309,353
5,966,000	7.50%, 04/15/31	1,513,873
3,049,000	9.35%, 12/15/41	769,873
		4,772,204
Finland: 0.3%
5,074,000	Nokia Oyj 6.63%, 05/15/39	5,404,297
Germany: 1.7%
	Deutsche Bank AG
15,099,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	13,608,954
15,106,000	4.50%, 04/01/25	14,326,141
		27,935,095
Ireland: 0.2%
2,975,000	Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	3,525,375
Italy: 1.2%
20,300,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	20,325,872
Liberia: 0.3%
	Royal Caribbean Cruises Ltd.
5,075,000	3.70%, 03/15/28	3,323,553
3,050,000	7.50%, 10/15/27	2,391,035
		5,714,588
Principal
Amount		Value

Luxembourg: 2.7%
	Telecom Italia Capital SA
$10,154,000	6.00%, 09/30/34	$10,577,422
10,150,000	6.38%, 11/15/33 †	10,984,837
10,165,000	7.20%, 07/18/36	11,474,252
10,164,000	7.72%, 06/04/38	11,856,306
		44,892,817
Sweden: 0.6%
10,142,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	10,573,035
United Kingdom: 3.8%
5,900,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	5,849,747
	Lloyds Banking Group Plc 144A
3,800,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	4,003,680
4,414,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o) †	4,893,360
3,050,000	Marks & Spencer Plc 144A 7.13%, 12/01/37	2,907,304
7,742,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (o) †	10,707,573
7,625,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	8,054,783
	Valaris Plc
2,925,000	4.50%, 10/01/24	252,281
2,975,000	4.75%, 01/15/24	348,968
5,940,000	4.88%, 06/01/22	769,527
3,200,000	5.20%, 03/15/25	272,000
3,757,000	5.40%, 12/01/42	445,580
9,850,000	5.75%, 10/01/44	872,710
3,757,000	5.85%, 01/15/44	445,580
20,300,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	23,261,468
		63,084,561
United States: 83.9%
	ADT Security Corp.
10,017,000	3.50%, 07/15/22	9,829,181
7,000,000	4.13%, 06/15/23	7,001,400
5,067,000	Allegheny Technologies, Inc. 7.88%, 08/15/23	4,672,230
	Arconic, Inc.
6,378,000	5.87%, 02/23/22	6,509,105
6,335,000	5.90%, 02/01/27	6,061,726
6,351,000	5.95%, 02/01/37	5,921,587
3,035,000	6.75%, 01/15/28	2,935,165
4,968,000	Avon Products, Inc. 7.00%, 03/15/23 †	4,760,636
	Bed Bath & Beyond, Inc.
3,055,000	3.75%, 08/01/24	1,909,375
3,054,000	4.92%, 08/01/34	1,492,643
9,139,000	5.17%, 08/01/44	4,226,788

See Notes to Financial Statements

42

Principal
Amount		Value

United States: (continued)
	Buckeye Partners LP
$6,088,000	3.95%, 12/01/26	$5,547,690
4,055,000	4.13%, 12/01/27	3,644,431
5,072,000	4.15%, 07/01/23 †	4,774,020
3,034,000	4.35%, 10/15/24	2,810,243
3,051,000	5.60%, 10/15/44	2,185,279
4,068,000	5.85%, 11/15/43	2,995,065
	Carpenter Technology Corp.
3,055,000	4.45%, 03/01/23	2,994,951
2,537,000	5.20%, 07/15/21	2,566,689
	CBL & Associates LP
2,833,000	4.60%, 10/15/24	778,508
4,265,000	5.25%, 12/01/23	1,161,360
5,963,000	5.95%, 12/15/26	1,614,780
5,087,000	CDK Global, Inc. 5.00%, 10/15/24	5,296,584
	CenturyLink, Inc.
4,287,000	6.88%, 01/15/28 †	4,467,483
5,469,000	7.60%, 09/15/39 †	5,608,624
	CF Industries, Inc.
7,607,000	3.45%, 06/01/23 †	7,749,631
7,627,000	4.95%, 06/01/43 †	7,843,378
7,626,000	5.15%, 03/15/34	7,966,501
7,627,000	5.38%, 03/15/44	7,943,520
3,025,000	Cleveland-Cliffs, Inc. 6.25%, 10/01/40	1,629,265
	Continental Resources, Inc.
10,100,000	3.80%, 06/01/24	8,357,750
100,000	4.38%, 01/15/28	78,000
7,075,000	4.90%, 06/01/44	4,987,875
3,551,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,913,557
	DCP Midstream Operating LP
5,084,000	3.88%, 03/15/23 †	4,251,241
3,562,000	4.95%, 04/01/22	3,266,532
4,054,000	5.60%, 04/01/44	2,142,944
3,058,000	8.13%, 08/16/30	2,406,952
	DCP Midstream Operating LP 144A
5,065,000	4.75%, 09/30/21	4,815,042
3,035,000	6.45%, 11/03/36	1,793,989
4,573,000	6.75%, 09/15/37	2,783,128
	Dell, Inc.
2,684,000	5.40%, 09/10/40 †	2,559,462
3,941,000	6.50%, 04/15/38	4,077,950
3,043,000	7.10%, 04/15/28 †	3,384,120
	Delta Air Lines, Inc.
9,150,000	2.90%, 10/28/24	7,200,851
10,150,000	3.63%, 03/15/22	9,069,389
6,100,000	3.75%, 10/28/29	4,328,593
5,075,000	3.80%, 04/19/23	4,361,342
5,075,000	4.38%, 04/19/28	3,794,976
	Diversified Healthcare Trust
2,527,000	4.75%, 05/01/24	2,099,001
5,071,000	4.75%, 02/15/28 †	4,356,240
3,036,000	6.75%, 12/15/21	2,906,619
4,050,000	DPL, Inc. 4.35%, 04/15/29 †	3,949,878
9,950,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31 †	12,636,500
Principal
Amount		Value

United States: (continued)
	Edgewell Personal Care Co.
$6,091,000	4.70%, 05/19/21 †	$6,157,696
5,066,000	4.70%, 05/24/22 †	5,171,829
14,989,000	Embarq Corp. 8.00%, 06/01/36	15,505,371
10,147,000	EMC Corp. 3.38%, 06/01/23	10,159,684
	EnLink Midstream Partners LP
7,125,000	4.15%, 06/01/25	4,454,550
5,190,000	4.40%, 04/01/24	3,302,138
4,484,000	5.05%, 04/01/45	1,854,582
3,491,000	5.60%, 04/01/44	1,426,423
	EQM Midstream Partners LP
5,075,000	4.00%, 08/01/24 †	4,596,174
5,070,000	4.13%, 12/01/26	4,363,496
11,175,000	4.75%, 07/15/23	10,539,701
8,625,000	5.50%, 07/15/28	7,784,321
5,575,000	6.50%, 07/15/48	4,505,436
	EQT Corp.
7,626,000	3.00%, 10/01/22 †	7,235,167
12,701,000	3.90%, 10/01/27	10,748,221
2,530,000	4.88%, 11/15/21	2,469,913
10,150,000	6.13%, 02/01/25 †	9,731,312
7,619,000	7.00%, 02/01/30	7,247,574
1,750,000	Ford Holdings LLC 9.30%, 03/01/30	1,618,750
	Ford Motor Co.
9,671,000	4.35%, 12/08/26 †	7,736,800
11,819,000	4.75%, 01/15/43	7,623,255
8,425,000	5.29%, 12/08/46	5,707,937
1,550,000	6.38%, 02/01/29	1,294,715
3,775,000	6.63%, 10/01/28	3,161,563
2,350,000	7.40%, 11/01/46	1,938,750
11,299,000	7.45%, 07/16/31	9,519,407
	Ford Motor Credit Co. LLC
5,325,000	2.98%, 08/03/22	4,872,375
8,875,000	3.09%, 01/09/23	7,976,406
5,925,000	3.10%, 05/04/23	5,258,437
4,425,000	3.22%, 01/09/22	4,159,500
5,025,000	3.34%, 03/28/22	4,673,803
7,400,000	3.35%, 11/01/22	6,808,000
3,550,000	3.55%, 10/07/22	3,275,940
4,425,000	3.66%, 09/08/24	3,822,094
6,800,000	3.81%, 10/12/21	6,434,500
4,425,000	3.81%, 01/09/24	3,910,594
4,425,000	3.82%, 11/02/27	3,501,281
8,875,000	4.06%, 11/01/24	7,832,187
8,275,000	4.13%, 08/04/25	7,066,271
5,325,000	4.14%, 02/15/23	4,938,937
5,925,000	4.25%, 09/20/22	5,504,621
5,325,000	4.27%, 01/09/27	4,552,875
5,925,000	4.38%, 08/06/23	5,421,375
7,100,000	4.39%, 01/08/26	6,159,250
4,425,000	4.54%, 08/01/26	3,822,094
3,550,000	4.69%, 06/09/25	3,150,625
8,800,000	5.11%, 05/03/29	7,634,000
8,875,000	5.58%, 03/18/24	8,409,062
8,275,000	5.60%, 01/07/22	8,109,500

See Notes to Financial Statements

43

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

United States: (continued)
	Freeport-McMoRan, Inc.
$8,186,000	3.55%, 03/01/22 †	$8,285,460
19,513,000	3.88%, 03/15/23	19,565,685
8,631,000	4.55%, 11/14/24	8,686,670
7,623,000	5.40%, 11/14/34 †	7,209,833
18,951,000	5.45%, 03/15/43	17,564,734
	Genworth Holdings, Inc.
3,854,000	4.80%, 02/15/24 †	3,280,718
3,809,000	4.90%, 08/15/23	3,299,546
3,003,000	6.50%, 06/15/34 †	2,498,796
6,986,000	7.63%, 09/24/21 †	6,676,171
3,040,000	Global Marine, Inc. 7.00%, 06/01/28	779,000
11,850,000	Goldman Sachs Capital I 6.35%, 02/15/34	15,097,256
3,050,000	H.B. Fuller Co. 4.00%, 02/15/27	2,849,615
2,954,000	HCA, Inc. 7.69%, 06/15/25	3,389,124
3,800,000	Hillenbrand, Inc. 4.50%, 09/15/26	3,485,110
	Ingram Micro, Inc.
3,043,000	5.00%, 08/10/22	2,850,832
5,067,000	5.45%, 12/15/24	4,852,004
	JC Penney Corp., Inc.
2,557,000	6.38%, 10/15/36 (d)*	153,420
2,069,000	7.40%, 04/01/37	124,140
2,872,000	7.63%, 03/01/97	114,880
	Kraft Heinz Foods Co.
14,500,000	3.00%, 06/01/26	14,411,825
2,175,000	3.38%, 06/15/21	2,207,091
8,125,000	3.50%, 06/06/22 †	8,353,817
3,210,000	3.50%, 07/15/22	3,283,902
14,500,000	3.95%, 07/15/25	15,191,969
6,075,000	4.00%, 06/15/23	6,319,477
21,650,000	4.38%, 06/01/46	20,656,984
7,975,000	4.63%, 01/30/29	8,408,141
7,244,000	5.00%, 07/15/35	7,782,346
14,325,000	5.00%, 06/04/42	14,579,896
14,500,000	5.20%, 07/15/45	14,899,795
5,706,000	6.50%, 02/09/40	6,669,168
3,175,000	6.75%, 03/15/32 †	3,923,595
6,375,000	6.88%, 01/26/39 †	7,674,958
	Kraft Heinz Foods Co. 144A
7,250,000	3.75%, 04/01/30	7,380,310
3,725,000	4.63%, 10/01/39	3,675,381
10,875,000	4.88%, 10/01/49	10,845,394
6,750,000	7.13%, 08/01/39	8,116,525
	L Brands, Inc.
3,542,000	6.95%, 03/01/33 †	2,008,668
3,044,000	7.60%, 07/15/37	1,822,138
	Mack-Cali Realty LP
2,792,000	3.15%, 05/15/23	2,299,155
3,055,000	4.50%, 04/18/22	2,597,030
	Macy’s Retail Holdings, Inc.
6,488,000	2.88%, 02/15/23	4,687,580
5,088,000	3.63%, 06/01/24	3,622,020
4,565,000	3.88%, 01/15/22	3,780,368
2,544,000	4.30%, 02/15/43	1,488,240
3,721,000	4.50%, 12/15/34	2,144,226
2,534,000	5.13%, 01/15/42	1,495,060
Principal
Amount		Value

United States: (continued)
$4,049,000	Magellan Health, Inc. 4.90%, 09/22/24	$3,972,271
	Mattel, Inc.
2,550,000	3.15%, 03/15/23 †	2,367,803
3,038,000	5.45%, 11/01/41	2,426,147
2,541,000	6.20%, 10/01/40 †	2,184,879
	MDC Holdings, Inc.
2,545,000	5.50%, 01/15/24 †	2,598,572
5,089,000	6.00%, 01/15/43 †	4,933,531
4,575,000	Michael Kors USA, Inc. 144A 4.25%, 11/01/24	3,580,068
2,988,482	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	3,067,809
	Murphy Oil Corp.
2,633,000	4.00%, 06/01/22 †	2,122,856
3,230,000	4.45%, 12/01/22 †	2,612,521
3,545,000	5.88%, 12/01/42	2,086,587
2,531,000	7.05%, 05/01/29	1,637,810
2,580,000	Nabors Industries, Inc. 4.63%, 09/15/21 †	1,649,523
6,042,000	Navient Corp. 5.63%, 08/01/33 †	4,596,754
	Newell Brands, Inc.
2,540,000	4.00%, 06/15/22	2,568,575
14,148,000	4.35%, 04/01/23	14,503,398
20,305,000	4.70%, 04/01/26 †	20,647,647
4,256,000	5.88%, 04/01/36	4,479,440
6,765,000	6.00%, 04/01/46	6,993,319
4,056,000	NortonLifeLock, Inc. 3.95%, 06/15/22 †	4,153,750
2,550,000	NuStar Logistics LP 4.75%, 02/01/22 †	2,389,478
	Occidental Petroleum Corp.
18,400,000	0.00%, 10/10/36 ^	7,820,000
12,150,000	2.60%, 08/13/21	11,421,000
3,250,000	2.60%, 04/15/22	2,876,250
16,225,000	2.70%, 08/15/22	14,196,875
9,650,000	2.70%, 02/15/23	8,337,600
24,313,000	2.90%, 08/15/24	18,592,151
6,090,000	3.00%, 02/15/27	4,354,350
6,600,000	3.13%, 02/15/22	6,040,320
8,097,000	3.20%, 08/15/26	5,870,325
9,325,000	3.40%, 04/15/26	6,714,000
6,075,000	3.50%, 06/15/25	4,416,525
12,150,000	3.50%, 08/15/29	8,568,180
6,075,000	4.10%, 02/15/47	3,675,375
8,100,000	4.20%, 03/15/48	4,880,250
6,075,000	4.30%, 08/15/39	3,842,438
9,725,000	4.40%, 04/15/46	6,151,062
6,075,000	4.40%, 08/15/49	3,698,156
5,050,000	4.50%, 07/15/44	3,080,500
6,075,000	4.63%, 06/15/45	3,751,313
8,775,000	5.55%, 03/15/26	6,832,215
5,975,000	6.20%, 03/15/40	4,302,000
14,050,000	6.45%, 09/15/36	10,326,750
8,900,000	6.60%, 03/15/46	6,630,500
4,725,000	6.95%, 07/01/24	4,085,235
7,050,000	7.50%, 05/01/31	5,428,500
3,925,000	7.88%, 09/15/31	3,002,625
2,600,000	7.95%, 06/15/39	1,943,500

See Notes to Financial Statements

44

Principal
Amount		Value

United States: (continued)
	Oceaneering International, Inc.
$5,075,000	4.65%, 11/15/24	$2,658,031
3,047,000	6.00%, 02/01/28	1,587,030
2,795,000	Owens & Minor, Inc. 4.38%, 12/15/24 †	2,284,354
2,813,000	Pactiv LLC 7.95%, 12/15/25	2,981,217
	Pitney Bowes, Inc.
3,819,000	4.63%, 03/15/24 †	2,891,747
2,781,000	5.70%, 04/01/23	2,290,293
	PulteGroup, Inc.
3,038,000	6.00%, 02/15/35	3,228,167
4,054,000	6.38%, 05/15/33	4,330,483
3,034,000	7.88%, 06/15/32	3,513,524
	Qwest Corp.
9,572,000	6.75%, 12/01/21 †	10,019,924
2,528,000	7.25%, 09/15/25 †	2,713,325
3,988,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o) †	5,471,935
2,225,000	Rite Aid Corp. 7.70%, 02/15/27	1,638,268
	Rockies Express Pipeline LLC 144A
4,050,000	3.60%, 05/15/25	3,675,375
3,550,000	4.80%, 05/15/30	3,053,000
5,575,000	4.95%, 07/15/29	4,989,625
5,075,000	6.88%, 04/15/40	4,485,031
2,550,000	7.50%, 07/15/38	2,250,375
5,703,409	Ruby Pipeline LLC 144A 6.50%, 04/01/22	5,305,792
2,652,000	Safeway, Inc. 7.25%, 02/01/31 †	2,790,169
	Sealed Air Corp. 144A
10,000	4.88%, 12/01/22	10,321
4,578,000	6.88%, 07/15/33	5,091,194
9,421,000	Southwestern Energy Co. 6.20%, 01/23/25 †	8,395,995
	Spirit AeroSystems, Inc.
3,040,000	3.85%, 06/15/26	2,785,400
3,040,000	3.95%, 06/15/23	2,641,000
7,115,000	4.60%, 06/15/28 †	5,656,425
	Sprint Capital Corp.
25,119,000	6.88%, 11/15/28	30,368,871
20,293,000	8.75%, 03/15/32	28,606,027
3,662,000	Tenet Healthcare Corp. 6.88%, 11/15/31	3,193,630
6,631,855	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	7,375,619
4,061,000	Trinity Industries, Inc. 4.55%, 10/01/24	3,742,719
6,099,000	Tupperware Brands Corp. 4.75%, 06/01/21 †	2,470,095
6,088,000	Under Armour, Inc. 3.25%, 06/15/26	5,492,284
5,525,000	United States Cellular Corp. 6.70%, 12/15/33	5,860,920
3,543,000	United States Steel Corp. 6.65%, 06/01/37 †	2,232,444
7,620,000	Washington Prime Group LP 6.45%, 08/15/24 †	4,278,249
Principal
Amount		Value

United States: (continued)
	Western Midstream Operating LP
$10,150,000	3.10%, 02/01/25	$9,312,625
5,180,000	3.95%, 06/01/25	4,623,150
6,400,000	4.00%, 07/01/22	6,224,000
12,175,000	4.05%, 02/01/30	11,170,562
4,050,000	4.50%, 03/01/28	3,589,313
5,075,000	4.65%, 07/01/26	4,516,750
4,072,000	4.75%, 08/15/28	3,607,588
10,150,000	5.25%, 02/01/50	8,043,875
7,100,000	5.30%, 03/01/48	5,378,250
6,100,000	5.45%, 04/01/44 †	4,636,000
4,271,000	5.50%, 08/15/48	3,165,879
	Wyndham Destinations, Inc.
4,070,000	3.90%, 03/01/23	3,570,204
6,610,000	4.25%, 03/01/22 †	6,287,762
3,053,000	5.40%, 04/01/24	2,693,662
4,061,000	5.75%, 04/01/27	3,582,208
3,561,000	6.35%, 10/01/25	3,177,480
	Xerox Corp.
3,041,000	3.80%, 05/15/24 †	2,971,969
2,761,000	4.07%, 03/17/22 †	2,780,465
10,203,000	4.13%, 03/15/23 †	10,215,244
10,775,000	4.50%, 05/15/21 †	10,853,119
2,540,000	4.80%, 03/01/35	2,187,194
3,563,000	6.75%, 12/15/39	3,468,937
3,049,000	XPO CNW, Inc. 6.70%, 05/01/34	2,890,604
	Yum! Brands, Inc.
3,542,000	3.75%, 11/01/21	3,576,535
3,294,000	3.88%, 11/01/23 †	3,366,468
2,785,000	5.35%, 11/01/43 †	2,673,600
3,292,000	6.88%, 11/15/37 †	3,369,691
		1,411,359,039
Total Corporate Bonds (Cost: $1,731,558,534 )		1,656,942,225

Number
of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5% (Cost: $92,476,554)
Money Market Fund: 5.5%
92,476,554	State Street Navigator Securities Lending Government Money Market Portfolio	92,476,554
Total Investments: 104.0% (Cost: $1,824,035,088)		1,749,418,779
Liabilities in excess of other assets: (4.0)%		(66,627,192)
NET ASSETS: 100.0%		$1,682,791,587

See Notes to Financial Statements

45

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
USD	United States Dollar

Footnotes:
(d)	Security in default of coupon payment
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $87,531,587.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $140,745,905, or 8.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.8%	$145,543,227
Communications	11.6	191,435,912
Consumer, Cyclical	21.2	350,976,553
Consumer, Non-cyclical	12.4	205,643,429
Energy	28.6	473,696,424
Financial	9.6	159,037,478
Industrial	3.2	53,818,246
Technology	3.8	63,136,768
Utilities	0.8	13,654,188
	100.0%	$1,656,942,225

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$1,656,942,225	$—	$1,656,942,225
Money Market Fund	92,476,554	—	—	92,476,554
Total	$92,476,554	$1,656,942,225	$—	$1,749,418,779

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

46

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

CORPORATE BONDS: 67.0%
Australia: 0.8%
$225,000	National Australia Bank Ltd. 3.63%, 06/20/23 †	$240,702
Austria: 0.8%
50,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	48,750
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	207,220
		255,970
Brazil: 0.3%
100,000	Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	101,731
British Virgin Islands: 2.2%
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	203,177
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	202,891
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	210,391
90,700	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	84,591
		701,050
Canada: 1.3%
125,000	Bank of Nova Scotia 2.38%, 01/18/23 †	128,648
300,000	Toronto-Dominion Bank 1.85%, 09/11/20	301,219
		429,867
Cayman Islands: 3.0%
175,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	176,026
200,000	MAF Sukuk Ltd. Reg S 4.64%, 05/14/29	186,064
	Modern Land China Co. Ltd. Reg S
225,000	7.95%, 03/05/21	210,025
200,000	15.50%, 07/02/20	200,526
200,000	MTR Corp. Ltd. Reg S 2.50%, 11/02/26	206,941
		979,582
Chile: 0.5%
150,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	153,504
China / Hong Kong: 11.3%
200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	201,339
	Bank of China Ltd. Reg S
450,000	2.25%, 07/12/21	453,487
300,000	2.56% (ICE LIBOR USD 3 Month+.88%), 11/22/22	298,194
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	203,260
Principal Amount		Value

China / Hong Kong: (continued)
$400,000	China Construction Bank Corp. Reg S 1.76% (ICE LIBOR USD 3 Month+.66%), 10/22/22	$395,840
200,000	China Development Bank Reg S 2.75%, 11/16/22	206,504
200,000	ICBCIL Finance Co. Ltd. Reg S 2.74% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	198,378
	Industrial & Commercial Bank of China Ltd. Reg S
300,000	1.47% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,678
200,000	1.52% (ICE LIBOR USD 3 Month+.78%), 09/16/24	196,168
200,000	1.57% (ICE LIBOR USD 3 Month+.83%), 06/14/23	197,020
275,000	1.71% (ICE LIBOR USD 3 Month+.72%), 04/25/22	273,969
300,000	1.82% (ICE LIBOR USD 3 Month+.83%), 04/25/24	296,989
200,000	2.08% (ICE LIBOR USD 3 Month+.77%), 10/12/20	200,228
200,000	Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	215,545
		3,637,599
Costa Rica: 0.3%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	98,250
France: 1.0%
300,000	Electricite de France SA 144A 3.63%, 10/13/25	327,729
Germany: 5.0%
	Kreditanstalt fuer Wiederaufbau
500,000	1.75%, 09/14/29	539,165
580,000	2.00%, 11/30/21	595,222
250,000	2.00%, 09/29/22	259,708
200,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	206,586
		1,600,681
India: 3.2%
200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy Pvt. Ltd. Reg S 6.25%, 12/10/24	196,070
200,000	Indian Railway Finance Corp. Ltd. Reg S 3.84%, 12/13/27	198,416
200,000	REC Ltd. Reg S 3.88%, 07/07/27	183,879
100,000	ReNew Power Private Ltd. 144A 5.88%, 03/05/27	81,869
200,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	175,000
200,000	State Bank of India Reg S 4.50%, 09/28/23	205,784
		1,041,018

See Notes to Financial Statements

47

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Japan: 0.6%
$100,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	$101,439
100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	100,531
		201,970
Luxembourg: 0.7%
240,000	Klabin Finance SA 144A 4.88%, 09/19/27	229,884
Mauritius: 2.0%
200,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	192,500
200,000	Greenko Investment Co. 144A 4.88%, 08/16/23	181,078
200,000	Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	176,102
100,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	92,048
		641,728
Netherlands: 3.6%
200,000	Greenko Dutch BV 144A 4.88%, 07/24/22	185,466
350,000	ING Groep NV 144A 4.63%, 01/06/26	393,170
	Nederlandse Waterschapsbank NV 144A
300,000	2.13%, 11/15/21	307,612
250,000	3.13%, 12/05/22	266,416
		1,152,664
Singapore: 0.6%
200,000	DBS Group Holdings Ltd. 144A 1.61% (ICE LIBOR USD 3 Month+.62%), 07/25/22	196,401
South Korea: 3.1%
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	49,848
100,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	102,339
150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	159,582
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	206,217
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	213,361
250,000	LG Chem Ltd. 144A 3.63%, 04/15/29	257,880
		989,227
United Arab Emirates: 1.1%
150,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	148,253
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	205,604
		353,857
United States: 25.6%
	Alexandria Real Estate Equities, Inc.
100,000	3.80%, 04/15/26 †	106,668
200,000	4.00%, 01/15/24	215,045
Principal Amount		Value

United States: (continued)
	Apple, Inc.
$250,000	2.85%, 02/23/23	$264,106
400,000	3.00%, 06/20/27	442,865
	Avangrid, Inc.
50,000	3.15%, 12/01/24 †	53,128
100,000	3.20%, 04/15/25	105,590
300,000	3.80%, 06/01/29	326,142
575,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	586,062
450,000	Boston Properties LP 4.50%, 12/01/28 †	510,072
150,000	Clearway Energy Operating LLC 144A 4.75%, 03/15/28	153,098
150,000	Digital Realty Trust LP 3.95%, 07/01/22	154,623
175,000	DTE Electric Co. 3.95%, 03/01/49	217,283
250,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	293,161
250,000	Duke Energy Florida LLC 2.50%, 12/01/29	267,923
100,000	Duke Energy Progress LLC 3.45%, 03/15/29 †	113,667
100,000	Duke Realty LP 2.88%, 11/15/29 †	103,948
100,000	ERP Operating LP 4.15%, 12/01/28	113,274
100,000	Evergy Kansas Central, Inc. 2.55%, 07/01/26	105,768
100,000	Hanwha Energy USA Holdings Corp. 144A 2.38%, 07/30/22	102,560
100,000	HAT Holdings I LLC / HAT Holdings II LLC 144A 5.25%, 07/15/24 †	99,760
200,000	Host Hotels & Resorts LP 3.38%, 12/15/29	172,096
	Interstate Power & Light Co.
100,000	3.50%, 09/30/49 †	112,364
175,000	4.10%, 09/26/28	199,023
180,000	Kaiser Foundation Hospitals 3.15%, 05/01/27 †	197,974
100,000	Kilroy Realty LP 4.75%, 12/15/28	106,253
100,000	Massachusetts Institute of Technology 3.96%, 07/01/38	127,589
	MidAmerican Energy Co.
100,000	3.10%, 05/01/27	108,262
200,000	3.15%, 04/15/50	226,969
100,000	3.65%, 08/01/48	119,956
200,000	3.95%, 08/01/47	250,513
325,000	4.25%, 07/15/49	434,483
150,000	Northern States Power Co. 2.90%, 03/01/50	164,493
100,000	NSTAR Electric Co. 3.25%, 05/15/29	112,813
125,000	Owens Corning 3.95%, 08/15/29	129,900

See Notes to Financial Statements

48

Principal Amount		Value

United States: (continued)
$160,000	PNC Financial Services Group, Inc. 2.20%, 11/01/24 †	$166,458
	Public Service Co. of Colorado
100,000	3.20%, 03/01/50	114,782
100,000	3.70%, 06/15/28 †	115,459
135,000	4.10%, 06/15/48	172,466
75,000	Regency Centers LP 3.75%, 06/15/24	76,024
250,000	Southern Power Co. 4.15%, 12/01/25	273,995
150,000	Toyota Motor Credit Corp. 2.15%, 02/13/30	149,569
250,000	Verizon Communications, Inc. 3.88%, 02/08/29	289,652
100,000	Welltower, Inc. 2.70%, 02/15/27	97,031
		8,252,867
Total Corporate Bonds (Cost: $21,334,717)		21,586,281
GOVERNMENT OBLIGATIONS: 32.3%
Canada: 0.6%
180,000	Export Development Canada 1.63%, 06/01/20	180,128
Chile: 2.2%
	Chile Government International Bond
100,000	2.55%, 01/27/32	100,351
600,000	3.50%, 01/25/50	618,000
		718,351
China / Hong Kong: 0.8%
250,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	263,744
Finland: 0.1%
50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	50,602
Indonesia: 2.5%
	Perusahaan Penerbit SBSN Indonesia III 144A
100,000	3.75%, 03/01/23	102,464
275,000	3.90%, 08/20/24	284,375
400,000	4.45%, 02/20/29	430,472
		817,311
Japan: 1.3%
400,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	416,780
Mexico: 0.5%
150,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	149,540
Norway: 0.7%
200,000	Kommunalbanken AS 144A 2.13%, 02/11/25	214,185
South Korea: 0.8%
250,000	Export-Import Bank of Korea 2.13%, 02/11/21	251,685
Principal Amount		Value

Supranational: 13.0%
$150,000	African Development Bank 3.00%, 12/06/21	$156,233
	Asian Development Bank
300,000	1.88%, 08/10/22	310,174
200,000	2.13%, 03/19/25	214,849
100,000	2.38%, 08/10/27	111,260
100,000	3.13%, 09/26/28	118,635
	European Bank for Reconstruction & Development
50,000	1.50%, 02/13/25	52,003
150,000	1.63%, 09/27/24	156,589
125,000	1.88%, 07/15/21	126,924
	European Investment Bank
100,000	1.63%, 10/09/29	106,828
250,000	2.13%, 04/13/26	272,181
100,000	2.38%, 05/24/27	111,001
625,000	2.50%, 10/15/24 †	680,283
500,000	European Investment Bank 144A 2.88%, 06/13/25	557,971
	International Bank for Reconstruction & Development
280,000	2.13%, 03/03/25	301,259
150,000	3.13%, 11/20/25	170,304
	International Finance Corp.
270,000	2.00%, 10/24/22	280,586
320,000	2.13%, 04/07/26	348,084
100,000	Nordic Investment Bank 2.25%, 09/30/21	102,593
		4,177,757
Sweden: 1.5%
	Kommuninvest I Sverige AB 144A
200,000	1.63%, 04/24/23	206,852
175,000	1.88%, 06/01/21	177,665
100,000	Svensk Exportkredit AB 1.88%, 06/23/20	100,263
		484,780
United States: 8.3%
250,000	City of San Francisco Public Utilities Commission Water Revenue 3.47%, 11/01/43	262,227
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	25,851
	Fannie Mae-ACES
44,000	2.52%, 08/25/29	48,128
200,000	2.65%, 07/25/24	210,725
100,000	2.89%, 02/25/27	109,628
130,000	3.06%, 09/25/27	144,972
935,000	3.15%, 03/25/28	1,061,750
200,000	3.44%, 06/25/28	228,633
500,000	3.67%, 09/25/28	582,686
		2,674,600
Total Government Obligations (Cost: $10,091,057)		10,399,463
Total Investments Before Collateral for Securities Loaned: 99.3% (Cost: $31,425,774)		31,985,744

See Notes to Financial Statements

49

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4% (Cost: $1,754,659)
Money Market Fund: 5.4%
$1,754,659	State Street Navigator Securities Lending Government Money Market Portfolio	$1,754,659
Total Investments: 104.7% (Cost: $33,180,433)		33,740,403
Liabilities in excess of other assets: (4.7)%		(1,515,123)
NET ASSETS: 100.0%		$32,225,280

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $2,000,965.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,908,780, or 21.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.2%	$1,024,514
Communications	0.9	289,652
Consumer, Cyclical	2.5	812,859
Consumer, Non-cyclical	1.0	325,563
Diversified	0.6	203,177
Energy	3.8	1,201,615
Financial	34.8	11,116,844
Government	25.0	8,012,941
Industrial	1.2	385,591
Mortgage Securities	7.5	2,386,522
Technology	2.2	706,971
Utilities	17.3	5,519,495
	100.0%	$31,985,744

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$21,586,281	$—	$21,586,281
Government Obligations*	—	10,399,463	—	10,399,463
Money Market Fund	1,754,659	—	—	1,754,659
Total	$1,754,659	$31,985,744	$—	$33,740,403

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

50

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount			Value

CORPORATE BONDS: 97.5%
Argentina: 0.7%
USD	75,000	Arcor SAIC 144A 6.00%, 07/06/23	$60,327
	100,000	Genneia SA 144A 8.75%, 01/20/22	55,815
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	32,990
	75,000	7.50%, 01/24/27	45,416
	66,667	Pan American Energy LLC Reg S 7.88%, 05/07/21	62,730
	100,000	Telecom Argentina SA 144A 8.00%, 07/18/26	81,181
		YPF SA 144A
	170,000	6.95%, 07/21/27	76,859
	25,000	7.00%, 12/15/47	11,204
	150,000	8.50%, 07/28/25	73,845
	200,000	8.75%, 04/04/24	106,962
			607,329
Australia: 0.5%
		FMG Resources August 2006 Pty Ltd. 144A
	25,000	4.50%, 09/15/27 †	24,541
	200,000	5.13%, 05/15/24 †	203,980
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	103,455
	100,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26 †	94,710
	50,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	8,750
			435,436
Austria: 0.7%
	50,000	JBS Investments GmbH 144A 6.25%, 02/05/23	49,928
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28 †	97,965
	100,000	7.00%, 01/15/26	104,195
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	196,172
EUR	100,000	Novomatic AG 1.63%, 09/20/23	98,902
	100,000	Sappi Papier Holding GmbH Reg S 3.13%, 04/15/26	93,018
			640,180
Bahamas: 0.1%
	100,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/26	104,738
Bermuda: 0.5%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	189,742
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22 (d) *	30,600
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/22 (d) *	2,450
	405,728	9.13%, 04/01/24 (d) *	22,315
Principal Amount			Value

Bermuda: (continued)
USD	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27 †	$189,250
			434,357
Brazil: 3.3%
		Banco Bradesco SA 144A
	100,000	2.85%, 01/27/23	96,186
	100,000	3.20%, 01/27/25	95,750
	100,000	5.75%, 03/01/22	102,626
	200,000	Banco BTG Pactual SA 144A 5.50%, 01/31/23	196,212
	350,000	Banco do Brasil SA 3.88%, 10/10/22	350,875
		Banco do Brasil SA 144A
	100,000	4.63%, 01/15/25	98,063
	200,000	5.88%, 01/19/23	204,962
	100,000	Banco Votorantim SA 144A 4.50%, 09/24/24	98,750
	300,000	BRF SA 144A 4.75%, 05/22/24	286,068
	100,000	Caixa Economica Federal 144A 3.50%, 11/07/22	98,705
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	209,400
	250,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	257,387
		Itau Unibanco Holding SA 144A
	125,000	2.90%, 01/24/23	120,908
	300,000	5.13%, 05/13/23	310,560
	100,000	5.50%, 08/06/22	102,750
	175,000	5.65%, 03/19/22	180,766
	100,000	6.20%, 12/21/21	103,751
			2,913,719
British Virgin Islands: 3.0%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	99,231
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	99,000
	200,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	197,801
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/22	183,335
	200,000	5.88%, 02/13/23	173,044
	100,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	96,857
		Gold Fields Orogen Holdings BVI Ltd. 144A
	100,000	5.13%, 05/15/24	102,650
	100,000	6.13%, 05/15/29	105,990
	200,000	Greenland Global Investment Ltd. Reg S 5.88%, 07/03/24	182,377

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

British Virgin Islands: (continued)
USD	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	$190,427
		Scenery Journey Ltd. Reg S
	200,000	13.00%, 11/06/22	183,057
	200,000	13.75%, 11/06/23	185,001
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	199,993
	200,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21 †	199,570
	100,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24 †	95,830
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	172,550
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	196,099
			2,662,812
Bulgaria: 0.2%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	139,532
Canada: 6.3%
USD	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	14,705
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	88,465
	150,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	56,595
		Bombardier, Inc. 144A
	125,000	6.00%, 10/15/22 †	94,531
	150,000	6.13%, 01/15/23	108,030
	100,000	7.50%, 12/01/24	66,958
	200,000	7.50%, 03/15/25	130,625
	250,000	7.88%, 04/15/27	163,450
	100,000	8.75%, 12/01/21	83,565
	200,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 144A 6.25%, 09/15/27 †	183,930
	100,000	Cascades, Inc. / Cascades USA, Inc. 144A 5.38%, 01/15/28 †	101,075
		Cenovus Energy, Inc.
	175,000	4.25%, 04/15/27	137,748
	150,000	5.40%, 06/15/47	101,387
	225,000	6.75%, 11/15/39	160,993
	150,000	Emera, Inc.
		6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	158,812
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24	29,645
	50,000	Fairstone Financial, Inc. 144A 7.88%, 07/15/24	47,865
Principal
Amount			Value

Canada: (continued)
		First Quantum Minerals Ltd. 144A
USD	100,000	6.88%, 03/01/26	$88,165
	200,000	7.25%, 04/01/23	182,560
	300,000	7.50%, 04/01/25	266,310
	100,000	Garda World Security Corp. 144A 4.63%, 02/15/27 †	96,875
	75,000	GFL Environmental, Inc. 144A 7.00%, 06/01/26	78,615
CAD	75,000	Gibson Energy, Inc. 3.60%, 09/17/29	52,795
USD	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/25	90,970
	50,000	IAMGOLD Corp. 144A 7.00%, 04/15/25 †	50,759
CAD	50,000	Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	34,115
USD	256,000	Lightstream Resources Ltd. 144A 8.63%, 02/01/20 (d)(e)*	1,755
	50,000	Mattamy Group Corp. 144A 5.25%, 12/15/27	47,188
		MEG Energy Corp. 144A
	50,000	7.00%, 03/31/24 †	35,760
	200,000	7.13%, 02/01/27	139,250
	150,000	Methanex Corp. 5.25%, 12/15/29	126,697
	100,000	New Gold, Inc. 144A 6.25%, 11/15/22	100,125
		New Red Finance, Inc. 144A
	50,000	3.88%, 01/15/28	48,728
	180,000	4.25%, 05/15/24	180,880
	350,000	5.00%, 10/15/25	353,570
	50,000	Norbord, Inc. 144A 5.75%, 07/15/27	45,855
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/22	10,375
	300,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	284,625
	150,000	Open Text Corp. 144A 5.88%, 06/01/26	158,197
CAD	50,000	Parkland Fuel Corp. 5.63%, 05/09/25	34,321
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27 †	48,233
	100,000	6.00%, 04/01/26	96,715
	150,000	Precision Drilling Corp. 144A 7.13%, 01/15/26	61,065
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	105,913
CAD	125,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	95,434
USD	50,000	Reliance Intermediate Holdings LP 144A 6.50%, 04/01/23	50,615
	50,000	Ritchie Bros Auctioneers,Inc. 144A 5.38%, 01/15/25	50,760

See Notes to Financial Statements

52

Principal
Amount			Value

Canada: (continued)
USD	50,000	Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	$38,865
	150,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	136,095
CAD	50,000	SNC-Lavalin Group, Inc. 3.24%, 03/02/23	34,997
	75,000	Sobeys, Inc. 4.70%, 08/08/23	56,317
USD	100,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	99,540
	50,000	Telesat Canada / Telesat LLC 144A 6.50%, 10/15/27	47,358
	100,000	Tervita Corp. 144A 7.63%, 12/01/21	66,565
		TransAlta Corp.
	25,000	4.50%, 11/15/22	24,469
	75,000	6.50%, 03/15/40	65,719
		Videotron Ltd.
CAD	75,000	4.50%, 01/15/30	53,832
	200,000	5.63%, 06/15/25	149,208
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	37,649
			5,556,218
Cayman Islands: 10.5%
USD	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	153,938
	200,000	Central China Real Estate Ltd.Reg S 7.25%, 04/24/23	189,585
		CFLD Cayman Investment Ltd. Reg S
	200,000	8.60%, 04/08/24	180,000
	200,000	9.00%, 07/31/21	200,068
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	193,000
		China Evergrande Group Reg S
	200,000	6.25%, 06/28/21	191,750
	200,000	8.25%, 03/23/22	178,012
	600,000	8.75%, 06/28/25	479,495
	200,000	9.50%, 04/11/22	180,250
	300,000	9.50%, 03/29/24	244,500
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	191,762
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (o)	176,226
	200,000	5.50%, 01/23/22	197,999
	100,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24 †	100,500
Principal
Amount			Value

Cayman Islands: (continued)
		Country Garden Holdings Co.Ltd. Reg S
USD	200,000	4.75%, 07/25/22	$197,077
	200,000	4.75%, 09/28/23	195,302
	200,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	131,750
	200,000	Dar Al-Arkan Sukuk Co. Ltd.Reg S 6.88%, 03/21/23	182,770
	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	159,994
	200,000	Fantasia Holdings Group Co.Ltd. Reg S 7.38%, 10/04/21	191,086
	100,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	82,295
	200,000	Global Aircraft Leasing Co.Ltd. 144A 7.25% 09/15/24	122,190
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	22,441
		Grupo Aval Ltd. 144A
	100,000	4.38%, 02/04/30 †	84,315
	100,000	4.75%, 09/26/22	99,455
		Kaisa Group Holdings Ltd. Reg S
	200,000	8.50%, 06/30/22	187,271
	450,000	9.38%, 06/30/24	388,281
	200,000	11.25%, 04/09/22	198,000
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	320,150
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	191,558
		Latam Finance Ltd. 144A
	100,000	6.88%, 04/11/24	42,000
	200,000	7.00%, 03/01/26	83,920
	200,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	195,028
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	156,467
		Melco Resorts Finance Ltd. 144A
	200,000	4.88%, 06/06/25	194,351
	100,000	5.38%, 12/04/29	94,095
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	198,940
	400,000	Noble Holding International Ltd. 7.95%, 04/01/25	5,420
	116,429	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	88,633
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	185,166

See Notes to Financial Statements

53

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Cayman Islands: (continued)
USD	200,000	Ronshine China Holdings Ltd. Reg S 8.75%, 10/25/22	$200,250
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	31,500
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	201,848
		Sunac China Holdings Ltd. Reg S
	200,000	7.35%, 07/19/21	200,996
	400,000	7.95%, 08/08/22	401,500
	200,000	Times China Holdings Ltd. Reg S 1.00%, 07/16/23	196,005
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	100,384
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/29	108,737
USD	200,000	WTT Investment Ltd. 144A 5.50%, 11/21/22	200,409
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/27	193,160
	200,000	Yankuang Group Cayman Ltd.Reg S 6.00%, 01/30/22	199,600
		Yuzhou Properties Co. Ltd. Reg S
	300,000	6.00%, 10/25/23	265,875
	200,000	7.90%, 05/11/21	204,498
			9,359,802
Chile: 0.2%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	95,694
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	72,747
			168,441
China / Hong Kong: 2.2%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	187,201
	200,000	Bank of China Ltd. Reg S 3.60% (US Treasury Yield Curve Rate T 5 Year+2.45%), 03/04/25 (o)	198,735
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	398,760
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	196,497
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/21	158,107
Principal
Amount			Value

China / Hong Kong: (continued)
USD	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	$198,998
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	191,000
	200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	198,036
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/22	197,801
			1,925,135
Colombia: 0.6%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	99,946
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	100,720
	100,000	6.25%, 05/12/26	100,461
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	49,143
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	78,628
	150,000	Bancolombia SA 5.13%, 09/11/22 †	151,044
			579,942
Curacao: 0.2%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22 †	95,445
	90,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21 †	87,341
			182,786
Czech Republic: 0.1%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	105,014
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/23	298,732
	100,000	Norican A/S Reg S 4.50%, 05/15/23	72,785
			371,517
Finland: 0.6%
		Nokia Oyj
USD	100,000	3.38%, 06/12/22	101,375
	100,000	6.63%, 05/15/39	106,510
EUR	100,000	Nokia Oyj Reg S 2.00%, 03/15/24	109,781
	175,000	Teollisuuden Voima Oyj Reg S 2.13%, 02/04/25	186,954
			504,620
France: 5.9%
	100,000	Accor SA Reg S 2.63% (EUR Swap Annual 5 Year+3.25%), 01/30/25 (o)	91,675

See Notes to Financial Statements

54

Principal
Amount			Value

France: (continued)
		Altice France SA 144A
USD	100,000	5.50%, 01/15/28 †	$101,455
	700,000	7.38%, 05/01/26	734,755
	300,000	8.13%, 02/01/27	326,220
		Altice France SA Reg S
EUR	175,000	3.38%, 01/15/28	180,658
	100,000	5.88%, 02/01/27	114,240
USD	200,000	Banijay Entertainment SASU 144A 5.38%, 03/01/25	187,250
		Casino Guichard Perrachon SA Reg S
EUR	100,000	1.87%, 06/13/22	104,876
	200,000	4.50%, 03/07/24	196,465
	100,000	4.56%, 01/25/23	104,405
	200,000	Constellium SE Reg S 4.25%, 02/15/26	199,388
		Elis SA Reg S
	100,000	1.63%, 04/03/28	96,316
	100,000	1.88%, 02/15/23	106,217
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	67,573
	100,000	4.13%, 11/15/24	70,819
		Faurecia SE Reg S
	100,000	2.63%, 06/15/25	103,506
	100,000	3.13%, 06/15/26	104,734
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	132,417
	100,000	Getlink SE Reg S 3.63%, 10/01/23	107,676
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	104,512
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (o)	109,333
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	98,745
	100,000	4.25%, 04/15/24	103,074
	100,000	New AREVA Holding SA 4.88%, 09/23/24	116,976
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	109,738
	100,000	Nexans SA Reg S 3.25%, 05/26/21	111,020
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	90,209
	100,000	Parts Europe SA Reg S 4.38%, 05/01/22	91,510
	100,000	RCI Banque SA Reg S 2.63% (EUR Swap Annual 5 Year+2.85%), 02/18/30	99,058
		Renault SA Reg S
	100,000	1.00%, 04/18/24	101,347
	100,000	1.00%, 11/28/25	99,749
	100,000	1.25%, 06/24/25	99,366
	100,000	2.00%, 09/28/26	100,237
	100,000	Rexel SA Reg S 2.13%, 06/15/25	107,478
Principal
Amount			Value

France: (continued)
EUR	150,000	Solvay Finance SA Reg S
		5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	$176,113
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	101,625
EUR	100,000	SPIE SA Reg S 2.63%, 06/18/26	106,014
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	78,165
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24 †	54,217
	125,000	6.63%, 10/15/22	72,988
			5,262,119
Georgia: 0.2%
USD	200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	198,000
Germany: 3.9%
		ADLER Real Estate AG Reg S
EUR	100,000	1.50%, 12/06/21	106,425
	100,000	1.88%, 04/27/23	104,146
	150,000	Commerzbank AG Reg S 4.00%, 03/23/26	164,975
		Deutsche Bank AG
USD	150,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	135,197
	250,000	4.50%, 04/01/25	237,094
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	144,485
	100,000	Deutsche Pfandbriefbank AG Reg S
		2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/27	101,267
	150,000	Douglas GmbH Reg S 6.25%, 07/15/22	132,144
	110,000	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	119,820
USD	200,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/26	171,160
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/25	98,542
	100,000	4.50% 09/15/26	99,739
	100,000	Infineon Technologies AG Reg S
		3.63% (EUR Swap Annual 5 Year+4.00%), 01/01/28	101,078
	200,000	K+S AG Reg S 3.00%, 06/20/22	195,275
	100,000	LANXESS AG Reg S
		4.50% (EUR Swap Annual
		5 Year+4.51%), 12/06/76	111,173
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	148,634
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	213,743
	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	95,006

See Notes to Financial Statements

55

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Germany: (continued)
EUR	130,000	ProGroup AG Reg S 3.00%, 03/31/26	$133,543
USD	100,000	RWE AG Reg S 6.63% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	107,235
EUR	100,000	Techem Verwaltungsgesellschaft
		675 mbH Reg S
		2.00%, 07/15/25	104,053
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	92,477
		Thyssenkrupp AG Reg S
	200,000	1.38%, 03/03/22	211,529
	100,000	2.50%, 02/25/25	103,725
	100,000	2.88%, 02/22/24	104,371
	100,000	TUI AG Reg S 2.13%, 10/26/21	87,368
			3,424,204
India: 0.9%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	195,045
	200,000	GMR Hyderabad International Airport Ltd. 144A 5.38%, 04/10/24	176,985
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	168,000
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	87,500
	200,000	Tata Motors Ltd. Reg S 5.75%, 10/30/24	168,206
			795,736
Indonesia: 0.4%
	200,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	178,540
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	173,544
			352,084
Ireland: 2.6%
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	124,212
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27 †	198,660
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	201,562
EUR	200,000	eircom Finance DAC Reg S 3.50%, 05/15/26	220,155
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	201,074
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	143,190
	200,000	LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	206,930

Principal
Amount			Value

Ireland: (continued)
USD	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	$105,052
	200,000	Motion Bondco DAC 144A 6.63%, 11/15/27 †	161,000
	200,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	206,764
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	335,559
GBP	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/24	189,174
			2,293,332
Italy: 6.9%
		Atlantia SpA Reg S
EUR	100,000	1.63%, 02/03/25	99,853
	100,000	1.88%, 07/13/27	97,216
		Autostrade per l’Italia SpA
	100,000	1.63%, 06/12/23	104,119
	100,000	5.88%, 06/09/24	118,271
		Autostrade per l’Italia SpA Reg S
	100,000	1.75%, 06/26/26	99,080
	100,000	1.75%, 02/01/27	98,851
	100,000	1.88%, 09/26/29	98,104
	50,000	4.38%, 09/16/25	57,311
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	88,100
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	98,168
		Banco BPM SpA Reg S
	100,000	1.75%, 04/24/23	103,813
	100,000	2.00%, 03/08/22	106,579
	100,000	2.50%, 06/21/24	104,595
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	97,594
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	105,773
	100,000	International Design Group SPA Reg S 6.50%, 11/15/25	93,799
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	100,127
	150,000	5.71%, 01/15/26	153,445
		Intesa Sanpaolo SpA Reg S
EUR	100,000	2.86%, 04/23/25	112,823
	100,000	3.93%, 09/15/26	115,660
	200,000	6.63%, 09/13/23	244,600
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	112,215
		Leonardo Finmeccanica SpA
	100,000	4.88%, 03/24/25	120,260
	100,000	5.25%, 01/21/22	114,456
	100,000	Mediobanca Banca di Credito Finanziario SpA 5.75%, 04/18/23	118,430

See Notes to Financial Statements

56

Principal
Amount			Value

Italy: (continued)
EUR	100,000	Nexi SpA Reg S 1.75%, 10/31/24	$102,958
	100,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21	107,374
	68,750	Sisal Group SpA Reg S 7.00%, 07/31/23	69,471
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	104,439
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	119,442
GBP	150,000	5.88%, 05/19/23	203,676
	200,000	Telecom Italia SpA 144A USD 5.30%, 05/30/24	209,248
		Telecom Italia SpA Reg S
EUR	100,000	2.38%, 10/12/27	106,702
	200,000	2.88%, 01/28/26	220,968
	100,000	3.00%, 09/30/25	111,332
	250,000	3.63%, 05/25/26	286,901
	200,000	4.00%, 04/11/24	229,110
	150,000	5.25%, 02/10/22	173,389
	200,000	UniCredit SpA 6.95%, 10/31/22	238,081
		UniCredit SpA Reg S
	200,000	2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	193,121
	200,000	2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	191,664
		Unione di Banche Italiane SpA Reg S
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/26	110,764
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27 †	167,490
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	114,904
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	222,754
	100,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	110,240
			6,157,270
Japan: 1.6%
		SoftBank Group Corp. Reg S
USD	200,000	4.75%, 09/19/24	191,997
EUR	100,000	5.00%, 04/15/28	106,692
USD	200,000	5.13%, 09/19/27	187,970
	200,000	5.38%, 07/30/22	200,290
	250,000	6.00% (USD ICE Swap Rate 5 Year+4.23%), 07/19/23 (o)	216,907
	350,000	6.25%, 04/15/28	334,201
	200,000	6.88% (USD ICE Swap Rate 5 Year+4.85%), 07/19/27 (o)	175,100
			1,413,157
Principal
Amount			Value

Kazakhstan: 0.4%
		KazMunayGas National Co. JSC 144A
USD	100,000	4.40%, 04/30/23	$99,450
	100,000	4.75%, 04/19/27	97,320
	125,000	5.75%, 04/19/47	125,703
			322,473
Luxembourg: 7.5%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	128,762
		Altice Financing SA 144A
	250,000	5.00%, 01/15/28	245,312
	200,000	7.50%, 05/15/26	209,930
EUR	200,000	Altice Finco SA Reg S 4.75%, 01/15/28	187,848
	100,000	Altice France Holding SA Reg S 8.00%, 05/15/27	111,670
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	73,175
EUR	200,000	ARD Finance SA Reg S 5.75% 06/30/27	199,094
USD	100,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A 6.00%, 02/15/25	100,712
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S
EUR	175,000	2.13%, 08/15/26	184,998
	250,000	2.75%, 03/15/24	274,208
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	119,793
EUR	150,000	Cirsa Finance International SARL 144A 6.25%, 12/20/23	135,179
	100,000	Codere Finance SA Reg S 6.75%, 11/01/21	42,987
USD	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25 †	116,438
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	101,500
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (o)	100,767
	100,000	Crystal Almond SARL Reg S 4.25%, 10/15/24	104,021
USD	100,000	CSN Resources SA 144A 7.63%, 02/13/23	79,020
EUR	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/23	74,754
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/01/22 †	179,629
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	100,050

See Notes to Financial Statements

57

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 5 Year+3.07%), 07/05/24 (o)	$107,633
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	322,153
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	51,356
USD	100,000	Kernel Holding SA 144A 8.75%, 01/31/22	95,250
EUR	100,000	LHMC Finco 2 SARL Reg S 8.00% 10/02/25	52,993
	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	140,897
		Matterhorn Telecom SA Reg S
	100,000	3.13%, 09/15/26	107,663
	100,000	4.00%, 11/15/27	109,108
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	186,568
		Millicom International Cellular SA 144A
	200,000	5.13%, 01/15/28	186,920
	100,000	6.25%, 03/25/29 †	98,465
		Minerva Luxembourg SA 144A
	75,000	5.88%, 01/19/28 †	69,416
	150,000	6.50%, 09/20/26	146,565
	250,000	Puma International Financing SA 144A 5.00%, 01/24/26	161,539
	200,000	Rede D’or Finance SARL 144A 4.50%, 01/22/30	170,130
EUR	100,000	Rossini SARL Reg S 6.75%, 10/30/25	116,105
USD	200,000	Rumo Luxembourg SARL 144A 7.38%, 02/09/24	211,040
	250,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	259,172
EUR	100,000	SES SA Reg S
		4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (o)	105,356
	200,000	Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	195,434
	100,000	Telecom Italia Finance SA 7.75%, 01/24/33	153,806
USD	200,000	Telenet Finance Luxembourg Notes SARL 144A 5.50%, 03/01/28	207,000
EUR	100,000	TLG Finance SARL Reg S 3.38% (EUR Swap Annual 5 Year+3.98%), 09/23/24 (o)	102,821
USD	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	9,958
	100,000	Ultrapar International SA 144A 5.25%, 10/06/26	93,930
Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Vivion Investments SARL Reg S 3.00%, 08/08/24	$97,659
USD	200,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	209,093
			6,637,877
Malta: 0.0%
	32,000	Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	16,754
Marshall Islands: 0.1%
	100,000	Teekay Offshore Partners LP / Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	90,270
Mauritius: 0.6%
	200,000	Greenko Solar Mauritius Ltd. 144A 5.55%, 01/29/25	181,005
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	186,000
	200,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	179,000
			546,005
Mexico: 4.2%
	100,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	87,130
	200,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	151,370
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/25	180,180
	150,000	6.13%, 05/05/25	135,780
	100,000	7.75%, 04/16/26 †	93,960
	100,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26 †	89,596
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	176,750
		Petróleos Mexicanos
	175,000	5.35%, 02/12/28	131,252
	200,000	6.35%, 02/12/48	134,200
	350,000	6.50%, 03/13/27	285,600
	125,000	6.50%, 01/23/29	97,938
	200,000	6.63%, 06/15/35	142,000
	350,000	6.75%, 09/21/47	245,700
	200,000	6.88%, 08/04/26	166,500
		Petróleos Mexicanos 144A
	225,000	5.95%, 01/28/31	164,092
	175,000	6.49%, 01/23/27	142,826
	300,000	6.84%, 01/23/30	235,680
	200,000	6.95%, 01/28/60	141,490
	450,000	7.69%, 01/23/50	332,955

See Notes to Financial Statements

58

Principal Amount			Value

Mexico: (continued)
		Petróleos Mexicanos Reg S
EUR	100,000	2.50%, 08/21/21	$104,075
	100,000	2.75%, 04/21/27	79,220
	100,000	3.75%, 02/21/24	93,903
	100,000	4.75%, 02/26/29	82,653
	100,000	4.88%, 02/21/28	84,821
	50,000	5.50%, 02/24/25	49,894
		Unifin Financiera SAB de CV 144A
USD	100,000	7.00%, 01/15/25	45,375
	100,000	7.25%, 09/27/23	49,015
			3,723,955
Netherlands: 11.7%
EUR	125,000	Dufry One BV Reg S 2.50%, 10/15/24	113,669
USD	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	199,870
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	223,438
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	179,394
	100,000	GTH Finance BV 144A 7.25%, 04/26/23	109,531
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	185,000
	114,000	Indo Energy Finance II BV 144A 6.38%, 01/24/23	99,608
	200,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	85,540
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	109,916
	100,000	IPD 3 BV Reg S 4.50%, 07/15/22	106,840
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	173,066
	125,000	Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73 †	129,593
		Metinvest BV 144A
	150,000	7.75%, 04/23/23 †	106,823
	100,000	8.50%, 04/23/26	67,742
	197,212	MV24 Capital BV 144A 6.75%, 06/01/34	167,060
EUR	100,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	111,704
USD	100,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/22	24,000
EUR	225,000	OCI NV Reg S 5.00%, 04/15/23	248,069
		Petrobras Global Finance BV
USD	150,000	4.38%, 05/20/23	146,250
EUR	100,000	4.75%, 01/14/25	106,949
USD	200,000	5.30%, 01/27/25	195,538
Principal Amount			Value

Netherlands: (continued)
USD	150,000	5.75%, 02/01/29	$143,812
	250,000	6.00%, 01/27/28 †	243,025
	200,000	6.25%, 03/17/24	203,760
	150,000	6.75%, 01/27/41 †	146,370
	275,000	6.85%, 06/05/15 †	259,875
	100,000	6.88%, 01/20/40 †	99,000
	150,000	6.90%, 03/19/49 †	146,625
	150,000	7.25%, 03/17/44 †	150,825
	325,000	7.38%, 01/17/27	340,957
	44,000	8.38%, 05/23/21	46,266
	175,000	8.75%, 05/23/26 †	194,250
	331,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30 †	302,749
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	45,489
	100,000	PPF Telecom Group BV Reg S 3.13%, 03/27/26	107,066
	150,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	162,325
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	107,122
	125,000	Selecta Group BV Reg S 5.88%, 02/01/24	53,329
	100,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	105,423
USD	100,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	103,265
EUR	100,000	Summer BidCo BV Reg S 9.75% 11/15/25	103,204
		Telefonica Europe BV Reg S
	100,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	106,312
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	213,162
	100,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (o)	109,726
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	108,230
	200,000	4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/24 (o)	223,513
	100,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (o)	117,359
	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	195,966
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	100,000	1.13%, 10/15/24	94,928
	100,000	1.25%, 03/31/23	100,832
		Teva Pharmaceutical Finance Netherlands III BV
USD	175,000	2.20%, 07/21/21	171,202
	350,000	2.80%, 07/21/23	323,382

See Notes to Financial Statements

59

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: (continued)
USD	350,000	3.15%, 10/01/26	$306,705
	250,000	4.10%, 10/01/46 †	196,625
	150,000	6.00%, 04/15/24	150,000
	200,000	6.75%, 03/01/28	206,630
	175,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25 †	182,175
EUR	200,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	216,292
	100,000	United Group BV Reg S 4.88%, 07/01/24	108,025
USD	100,000	UPC Holding BV 144A 5.50%, 01/15/28	97,345
		VEON Holdings BV 144A
	100,000	4.00%, 04/09/25 †	103,707
	100,000	7.50%, 03/01/22 †	108,036
	200,000	VTR Finance BV 144A 6.88%, 01/15/24 †	200,082
EUR	100,000	VZ Vendor Financing BV Reg S 2.50%, 01/31/24	107,887
		ZF Europe Finance BV Reg S
	100,000	2.00%, 02/23/26	97,824
	100,000	3.00%, 10/23/29	97,742
USD	314,000	Ziggo BV 144A 5.50%, 01/15/27	320,861
		Ziggo BV Reg S
EUR	100,000	2.88%, 01/15/30	104,163
	90,000	4.25%, 01/15/27	101,534
			10,424,582
Norway: 0.2%
USD	150,000	Aker BP ASA 144A 5.88%, 03/31/25	140,466
Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 06/25/22	200,502
Peru: 0.3%
	100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	97,001
	200,000	Peru LNG Srl 144A 5.38%, 03/22/30	114,420
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	75,571
			286,992
Portugal: 0.5%
EUR	100,000	Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	93,100
	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	106,491
	200,000	EDP - Energias de Portugal SA Reg S 4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	228,206
			427,797
Principal Amount			Value

Singapore: 0.8%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	$225,000
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	2,438
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22 †	184,127
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	125,000
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	140,030
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	32,905
			709,500
South Africa: 0.4%
		Eskom Holdings SOC Ltd. 144A
USD	100,000	6.75%, 08/06/23	75,563
	100,000	7.13%, 02/11/25	73,750
	100,000	8.45%, 08/10/28	71,750
	132,219	South Africa Ltd. 144A 3.00% 12/31/22	252
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	93,063
			314,378
South Korea: 0.2%
		Woori Bank 144A
	100,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	95,213
	100,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	99,499
			194,712
Spain: 1.6%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	97,456
USD	63,204	Abengoa Abenewco 2 SAU Reg S 1.25% 03/31/23 #	0
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d) (s) *	549
		Banco de Sabadell SA Reg S
	100,000	1.75%, 05/10/24	100,936
	100,000	5.63%, 05/06/26	104,291
		Bankia SA Reg S
	100,000	1.13%, 11/12/26	100,402
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	108,316
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	105,657
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	229,190
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	106,918

See Notes to Financial Statements

60

Principal Amount			Value

Spain: (continued)
EUR	275,000	Grifols SA Reg S 3.20%, 05/01/25	$301,545
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	101,730
		Grupo Isolux Corsan SA
	302	1.00%, 12/30/21 (d) *	2
	56,417	6.00%, 12/30/21 (d) *	494
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	47,682
			1,405,168
Sweden: 1.4%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 5 Year+3.49%), 10/05/78	191,078
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	96,770
	300,000	Intrum AB Reg S 3.13%, 07/15/24 †	267,462
USD	100,000	Stena AB 144A 7.00%, 02/01/24 †	87,730
	100,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	104,250
EUR	100,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	110,437
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/23	212,254
		Volvo Car AB Reg S
	100,000	2.00%, 01/24/25	103,415
	100,000	3.25%, 05/18/21	110,215
			1,283,611
Thailand: 0.2%
USD	200,000	Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	179,332
Turkey: 3.1%
		Akbank T.A.S. 144A
	125,000	5.00%, 10/24/22	121,753
	150,000	5.13%, 03/31/25 †	137,655
	100,000	Arcelik AS 144A 5.00%, 04/03/23	96,381
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	196,992
	200,000	QNB Finansbank AS 144A 4.88%, 05/19/22	196,520
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	195,110
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	94,459
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28 †	188,440
	200,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	197,460
Principal Amount			Value

Turkey: (continued)
		Turkiye Is Bankasi AS 144A
USD	100,000	5.38%, 10/06/21	$100,375
	200,000	6.00%, 10/24/22	188,580
	250,000	6.13%, 04/25/24	241,320
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23	190,500
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	96,911
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	124,081
	100,000	5.75%, 01/30/23	96,326
	100,000	6.00%, 11/01/22	93,780
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	91,438
	50,000	5.75%, 02/24/22	49,938
	100,000	5.85%, 06/21/24	95,161
			2,793,180
United Arab Emirates: 0.4%
	200,000	Kuwait Projects Co. SPC Ltd. Reg S 4.23%, 10/29/26	177,932
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	184,760
			362,692
United Kingdom: 8.3%
GBP	100,000	Anglian Water Osprey Financing Plc Reg S 4.00%, 03/08/26	123,277
USD	50,000	AngloGold Ashanti Holdings Plc 6.50%, 04/15/40 †	53,069
GBP	100,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/23	114,287
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	130,194
USD	100,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/22 †	77,300
	100,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	99,128
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 07/15/21	94,917
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	123,192
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	191,630
GBP	150,000	Co-operative Group Holdings 2011 Ltd. Reg S 7.50%, 07/08/26 (s)	204,086
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	141,187
	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	102,520

See Notes to Financial Statements

61

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

United Kingdom: (continued)
USD	200,000	DTEK Finance Plc 10.75%, 12/31/24	$94,000
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	183,040
EUR	100,000	eG Global Finance Plc Reg S 4.38%, 02/07/25	94,641
	100,000	Ellaktor Value Plc Reg S 6.38%, 12/15/24	72,952
USD	300,000	Evraz Plc 144A 5.38%, 03/20/23	318,273
		FCE Bank Plc Reg S
EUR	150,000	1.13%, 02/10/22	152,615
	150,000	1.62%, 05/11/23	148,050
GBP	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	193,081
		Jaguar Land Rover Automotive Plc Reg S
EUR	100,000	2.20%, 01/15/24	78,475
GBP	125,000	3.88%, 03/01/23	120,656
	100,000	Jerrold Finco Plc Reg S 6.13%, 01/15/24	117,388
USD	200,000	KCA Deutag Finance Plc 144A 7.25%, 05/15/21	64,450
GBP	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	126,763
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	104,121
USD	200,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	173,340
		Lloyds Banking Group Plc 144A
	50,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	52,680
	50,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o) †	55,430
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/25	193,040
GBP	150,000	Marks & Spencer Plc Reg S 4.75%, 06/12/25	189,139
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	85,997
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.13%, 07/19/24	96,441
USD	60,000	Oschadbank 144A 9.38%, 03/10/23 (s) †	58,050
	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22	34,000
GBP	100,000	Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	125,839
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	100,905
USD	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	211,692
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	92,114
Principal Amount			Value

United Kingdom: (continued)
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	$105,637
GBP	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	114,294
EUR	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	109,168
GBP	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	119,725
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25	105,250
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 08/01/21	84,026
USD	27,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	25,935
	500,000	Valaris Plc 5.75%, 10/01/44	44,300
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	83,000
	300,000	Vedanta Resources Ltd. 144A 6.13%, 08/09/24	107,340
EUR	100,000	Virgin Media Finance Plc Reg S 4.50%, 01/15/25	111,447
USD	100,000	Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	104,285
		Virgin Media Secured Finance Plc Reg S
GBP	175,000	4.88%, 01/15/27	220,460
	200,000	5.00%, 04/15/27	253,847
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/25	105,238
USD	225,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	257,824
EUR	400,000	Vodafone Group Plc Reg S 3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	434,385
GBP	150,000	William Hill Plc Reg S 4.88%, 09/07/23	183,515
			7,361,635
United States: 2.9%
USD	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	110,475
	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/26	6,000
	150,000	CEMEX Finance LLC 144A 6.00%, 04/01/24 †	139,770
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	102,958
USD	100,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	101,020

See Notes to Financial Statements

62

Principal Amount			Value

United States: (continued)
USD	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31 †	$190,500
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	101,751
	100,000	6.75%, 02/15/28	107,844
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	100,000	5.50%, 01/15/30	101,715
	150,000	6.50%, 04/15/29	158,566
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 08/15/23	87,438
		Mercer International, Inc.
	41,000	5.50%, 01/15/26 †	36,646
	100,000	6.50%, 02/01/24	93,980
	160,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 144A 7.38%, 01/15/22	63,400
	100,000	NBM US Holdings, Inc. 144A 6.63%, 08/06/29	93,290
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o) †	137,210
	50,000	Resolute Forest Products, Inc. 5.88%, 05/15/23	41,635
	227,040	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	216,213
	300,000	Sasol Financing USA LLC 5.88%, 03/27/24	202,350
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	97,966
	50,000	Terraform Global Operating LLC 144A 6.13%, 03/01/26	49,855
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	93,650
	150,000	ZF North America Capital, Inc. 144A 4.75%, 04/29/25	140,182
EUR	100,000	ZF North America Capital, Inc. Reg S 2.75%, 04/27/23	105,012
			2,579,426
Total Corporate Bonds (Cost: $97,530,491)			86,588,787
Principal Amount			Value

GOVERNMENT OBLIGATIONS: 0.5%
Azerbaijan: 0.2%
USD	200,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	$210,708
Costa Rica: 0.1%
	100,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	93,126
Turkey: 0.2%
		Turkiye Ihracat Kredi Bankasi AS 144A
	100,000	5.00%, 09/23/21	99,965
	100,000	6.13%, 05/03/24	95,530
			195,495
Total Government Obligations (Cost: $529,679)			499,329

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
	988	Tervita Corp. *	2,269
WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ∞	0
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $98,076,773)			87,090,385
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.4% (Cost: $6,558,697)
Money Market Fund: 7.4%
	6,558,697	State Street Navigator Securities Lending Government Money Market Portfolio	6,558,697
Total Investments: 105.4% (Cost: $104,635,470)			93,649,082
Liabilities in excess of other assets: (5.4)%			(4,815,882)
NET ASSETS: 100.0%			$88,833,200

See Notes to Financial Statements

63

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:
(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,920,073.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $33,165,433, or 37.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	7.7%	$6,719,691
Communications	16.9	14,723,117
Consumer, Cyclical	10.4	9,031,403
Consumer, Non-cyclical	9.6	8,365,583
Diversified	0.5	418,265
Energy	11.6	10,117,292
Financial	30.2	26,315,658
Government	0.6	499,329
Industrial	7.5	6,513,042
Technology	0.7	651,147
Utilities	4.3	3,735,858
	100.0%	$87,090,385

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$86,588,787	$—	$86,588,787
Government Obligations*	—	499,329	—	499,329
Common Stock*	2,269	—	—	2,269
Warrants*	—	—	0	0
Money Market Fund	6,558,697	—	—	6,558,697
Total	$6,560,966	$87,088,116	$0	$93,649,082

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

64

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount		Value

FLOATING RATE NOTES: 99.3%
Australia: 6.0%
	Australia & New Zealand Banking Group Ltd. 144A
$300,000	2.05% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$299,526
500,000	2.15% (ICE LIBOR USD 3 Month+.46%), 05/17/21	497,714
1,550,000	2.19% (ICE LIBOR USD 3 Month+.49%), 11/21/22	1,528,209
600,000	2.40% (ICE LIBOR USD 3 Month+.71%), 05/19/22 †	596,486
	Commonwealth Bank of Australia 144A
2,400,000	1.44% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,376,966
750,000	1.60% (ICE LIBOR USD 3 Month+.70%), 03/10/22	746,468
775,000	1.83% (ICE LIBOR USD 3 Month+.83%), 09/06/21	775,542
1,575,000	2.07% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,535,091
1,800,000	Macquarie Group Ltd. 144A 2.62% (ICE LIBOR USD 3 Month+1.35%), 03/27/24 †	1,775,222
	National Australia Bank Ltd. 144A
3,125,000	1.18% (ICE LIBOR USD 3 Month+.41%), 12/13/22	3,074,361
400,000	1.66% (ICE LIBOR USD 3 Month+.35%), 01/12/21	399,373
1,575,000	1.91% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,549,065
550,000	2.20% (ICE LIBOR USD 3 Month+.89%), 01/10/22	550,702
575,000	2.31% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	575,800
575,000	2.40% (ICE LIBOR USD 3 Month+.72%), 05/22/22	572,345
675,000	2.46% (ICE LIBOR USD 3 Month+.71%), 11/04/21	673,481
	Westpac Banking Corp.
350,000	1.33% (ICE LIBOR USD 3 Month+.34%), 01/25/21	348,452
2,350,000	1.70% (ICE LIBOR USD 3 Month+.39%), 01/13/23	2,317,790
1,600,000	1.88% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,579,870
600,000	2.08% (ICE LIBOR USD 3 Month+.71%), 06/28/22	597,763
600,000	2.16% (ICE LIBOR USD 3 Month+.85%), 01/11/22	599,905
2,400,000	2.41% (ICE LIBOR USD 3 Month+.72%), 05/15/23 †	2,377,016
1,600,000	2.42% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,583,981
575,000	2.54% (ICE LIBOR USD 3 Month+.85%), 08/19/21 †	575,586
		27,506,714
Principal Amount		Value

Canada: 4.5%
	Bank of Montreal
$625,000	1.30% (ICE LIBOR USD 3 Month+.40%), 09/10/21	$620,253
350,000	1.50% (ICE LIBOR USD 3 Month+.40%), 01/22/21	348,929
475,000	1.77% (ICE LIBOR USD 3 Month+.46%), 04/13/21	474,321
600,000	1.80% (ICE LIBOR USD 3 Month+.57%), 03/26/22	594,722
625,000	2.43% (ICE LIBOR USD 3 Month+.79%), 08/27/21	626,311
	Bank of Nova Scotia
425,000	1.58% (ICE LIBOR USD 3 Month+.44%), 04/20/21	424,053
325,000	1.64% (ICE LIBOR USD 3 Month+.29%), 01/08/21	323,911
625,000	1.64% (ICE LIBOR USD 3 Month+.64%), 03/07/22	619,681
	Canadian Imperial Bank of Commerce
3,925,000	0.83% (United States Secured Overnight Financing Rate+.80%), 03/17/23	3,785,786
1,575,000	1.43% (ICE LIBOR USD 3 Month+.66%), 09/13/23	1,535,339
600,000	1.46% (ICE LIBOR USD 3 Month+.72%), 06/16/22	597,161
400,000	2.08% (ICE LIBOR USD 3 Month+.32%), 02/02/21	399,082
	Royal Bank of Canada
900,000	1.15% (ICE LIBOR USD 3 Month+.39%), 04/30/21	899,178
300,000	1.23% (ICE LIBOR USD 3 Month+.24%), 10/26/20 †	299,452
600,000	1.31% (ICE LIBOR USD 3 Month+.47%), 04/29/22	592,132
400,000	1.39% (ICE LIBOR USD 3 Month+.40%), 01/25/21 †	398,466
2,675,000	1.49% (ICE LIBOR USD 3 Month+.36%), 01/17/23	2,611,646
550,000	2.49% (ICE LIBOR USD 3 Month+.73%), 02/01/22	546,921
	Toronto-Dominion Bank
3,175,000	0.49% (United States Secured Overnight Financing Rate+.48%), 01/27/23	3,058,947
750,000	1.11% (ICE LIBOR USD 3 Month+.27%), 03/17/21	746,841
475,000	1.20% (ICE LIBOR USD 3 Month+.43%), 06/11/21	473,851
350,000	1.23% (ICE LIBOR USD 3 Month+.24%), 01/25/21	348,977
350,000	2.39% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	350,996
		20,676,956

See Notes to Financial Statements

65

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Cayman Islands: 0.8%
	Tencent Holdings Ltd. 144A
$1,425,000	1.74% (ICE LIBOR USD 3 Month+.60%), 01/19/23	$1,386,183
2,500,000	2.22% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,406,150
		3,792,333
China / Hong Kong: 0.2%
675,000	AIA Group Ltd. 144A 1.64% (ICE LIBOR USD 3 Month+.52%), 09/20/21	665,921
325,000	Industrial & Commercial Bank of China Ltd. 2.48% (ICE LIBOR USD 3 Month+.75%), 11/08/20	324,715
		990,636
France: 1.1%
800,000	BPCE SA 2.46% (ICE LIBOR USD 3 Month+.88%), 05/31/22	793,575
	BPCE SA 144A
1,650,000	2.02% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,613,973
625,000	2.90% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	620,956
1,575,000	Credit Agricole SA 144A 2.04% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,534,024
300,000	Societe Generale SA 144A 2.68% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	300,715
		4,863,243
Germany: 0.5%
	Deutsche Bank AG
396,000	1.91% (ICE LIBOR USD 3 Month+.81%), 01/22/21	386,720
1,570,000	2.88% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,453,546
300,000	3.04% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	293,537
		2,133,803
Italy: 0.1%
575,000	UniCredit SpA 144A 5.21% (ICE LIBOR USD 3 Month+3.90%), 01/14/22	570,192
Japan: 8.3%
	Mitsubishi UFJ Financial Group, Inc.
825,000	1.64% (ICE LIBOR USD 3 Month+.65%), 07/26/21	821,041
600,000	1.70% (ICE LIBOR USD 3 Month+.70%), 03/07/22	591,370
1,125,000	1.78% (ICE LIBOR USD 3 Month+.79%), 07/25/22	1,103,791
1,000,000	1.83% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	998,729
5,225,000	1.85% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,077,044
Principal Amount		Value

Japan: (continued)
$2,375,000	2.32% (ICE LIBOR USD 3 Month+.74%), 03/02/23	$2,312,752
600,000	2.60% (ICE LIBOR USD 3 Month+.92%), 02/22/22	595,386
425,000	3.46% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	428,635
	Mizuho Financial Group, Inc.
1,600,000	1.62% (ICE LIBOR USD 3 Month+.85%), 09/13/23	1,546,113
3,600,000	1.65% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,539,274
2,050,000	1.77% (ICE LIBOR USD 3 Month+1.00%), 09/11/24 †	1,971,712
1,125,000	1.91% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	1,125,001
1,600,000	2.02% (ICE LIBOR USD 3 Month+.84%), 07/16/23	1,551,077
2,700,000	2.10% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,627,648
3,100,000	2.31% (ICE LIBOR USD 3 Month+.63%), 05/25/24	2,941,569
1,375,000	2.55% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,363,195
350,000	Mizuho Financial Group, Inc. 144A 2.79% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	351,566
600,000	Sumitomo Mitsui Banking Corp. 1.55% (ICE LIBOR USD 3 Month+.37%), 10/16/20	599,809
	Sumitomo Mitsui Financial Group, Inc.
1,600,000	1.87% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,556,335
1,575,000	1.88% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,544,805
2,700,000	1.98% (ICE LIBOR USD 3 Month+.80%), 10/16/23 †	2,607,930
1,550,000	2.00% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,501,670
600,000	2.09% (ICE LIBOR USD 3 Month+.78%), 07/12/22 †	590,737
600,000	2.28% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	600,378
575,000	2.42% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	575,346
		38,522,913
Netherlands: 1.9%
	ABN AMRO Bank NV 144A
500,000	1.55% (ICE LIBOR USD 3 Month+.41%), 01/19/21	499,875
1,225,000	2.21% (ICE LIBOR USD 3 Month+.57%), 08/27/21	1,219,956
675,000	BMW Finance NV 144A 2.50% (ICE LIBOR USD 3 Month+.79%), 08/12/22	649,891
	Cooperatieve Rabobank UA
500,000	1.42% (ICE LIBOR USD 3 Month+.43%), 04/26/21	500,116
600,000	2.14% (ICE LIBOR USD 3 Month+.83%), 01/10/22	597,386

See Notes to Financial Statements

66

Principal Amount		Value

Netherlands: (continued)
	ING Groep NV
$1,600,000	2.45% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	$1,546,683
1,125,000	2.52% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,114,782
1,550,000	Shell International Finance BV 2.11% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,514,356
975,000	Siemens Financieringsmaatschappij NV 144A 1.35% (ICE LIBOR USD 3 Month+.61%), 03/16/22	959,282
		8,602,327
New Zealand: 0.3%
1,600,000	ASB Bank Ltd. 144A 1.71% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,583,005
Norway: 0.5%
	DNB Bank ASA 144A
300,000	1.82% (ICE LIBOR USD 3 Month+.37%), 10/02/20	300,201
1,900,000	2.20% (ICE LIBOR USD 3 Month+.62%), 12/02/22	1,868,472
		2,168,673
Singapore: 0.6%
1,550,000	BOC Aviation Ltd. 144A 2.36% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	1,542,907
900,000	DBS Group Holdings Ltd. 144A 1.61% (ICE LIBOR USD 3 Month+.62%), 07/25/22	883,803
300,000	United Overseas Bank Ltd. 144A 1.52% (ICE LIBOR USD 3 Month+.48%), 04/23/21 †	297,969
		2,724,679
Spain: 0.8%
	Banco Santander SA
1,550,000	2.43% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,495,089
1,625,000	2.77% (ICE LIBOR USD 3 Month+1.09%), 02/23/23 †	1,564,795
575,000	2.87% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	570,812
		3,630,696
Sweden: 0.5%
800,000	Skandinaviska Enskilda Banken AB 144A 2.12% (ICE LIBOR USD 3 Month+.43%), 05/17/21	797,198
800,000	Svenska Handelsbanken AB 2.15% (ICE LIBOR USD 3 Month+.47%), 05/24/21	797,368
575,000	Swedbank AB 144A 1.44% (ICE LIBOR USD 3 Month+.70%), 03/14/22	570,661
		2,165,227
Principal Amount		Value

Switzerland: 2.7%
	Credit Suisse Group AG 144A
$1,650,000	1.94% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	$1,599,981
2,450,000	2.02% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	2,356,875
600,000	UBS AG 144A 2.06% (ICE LIBOR USD 3 Month+.48%), 12/01/20	599,691
	UBS Group AG 144A
3,900,000	2.64% (ICE LIBOR USD 3 Month+.95%), 08/15/23	3,822,059
3,025,000	2.90% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	3,002,523
600,000	3.09% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	605,723
550,000	3.29% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	551,001
		12,537,853
United Kingdom: 9.5%
650,000	Barclays Bank Plc 1.77% (ICE LIBOR USD 3 Month+.46%), 01/11/21	648,768
	Barclays Plc
2,400,000	2.94% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	2,353,519
4,773,000	3.07% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	4,525,360
2,375,000	3.12% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	2,322,568
1,225,000	3.84% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,227,229
650,000	BP Capital Markets Plc 1.93% (ICE LIBOR USD 3 Month+.25%), 11/24/20	644,959
653,000	Credit Suisse Group Funding Guernsey Ltd. 3.43% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	659,410
500,000	GlaxoSmithKline Capital Plc 2.05% (ICE LIBOR USD 3 Month+.35%), 05/14/21	498,886
	HSBC Holdings Plc
2,200,000	1.43% (ICE LIBOR USD 3 Month+.65%), 09/11/21	2,184,010
1,175,000	2.29% (ICE LIBOR USD 3 Month+.60%), 05/18/21	1,174,929
6,250,000	2.69% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	6,115,610
1,400,000	2.87% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,402,208
600,000	3.24% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	604,412
600,000	3.34% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	602,083
600,000	Lloyds Bank Plc 2.23% (ICE LIBOR USD 3 Month+.49%), 05/07/21	595,810

See Notes to Financial Statements

67

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United Kingdom: (continued)
$300,000	Lloyds Banking Group Plc 2.00% (ICE LIBOR USD 3 Month+.80%), 06/21/21	$297,963
850,000	Reckitt Benckiser Treasury Services Plc 144A 1.76% (ICE LIBOR USD 3 Month+.56%), 06/24/22	833,847
	Royal Bank of Scotland Group Plc
2,325,000	2.77% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	2,215,112
4,423,000	3.16% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	4,281,623
	Santander UK Plc
475,000	2.20% (ICE LIBOR USD 3 Month+.62%), 06/01/21	472,794
600,000	2.35% (ICE LIBOR USD 3 Month+.66%), 11/15/21	594,808
	Standard Chartered Plc 144A
4,725,000	2.10% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	4,667,379
1,950,000	2.29% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,897,767
3,200,000	Vodafone Group Plc 2.17% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,120,526
		43,941,580
United States: 61.0%
	AbbVie, Inc. 144A
500,000	2.05% (ICE LIBOR USD 3 Month+.35%), 05/21/21	497,361
922,000	2.15% (ICE LIBOR USD 3 Month+.46%), 11/19/21	914,747
2,375,000	2.35% (ICE LIBOR USD 3 Month+.65%), 11/21/22	2,332,937
	American Express Co.
525,000	2.22% (ICE LIBOR USD 3 Month+.53%), 05/17/21	522,462
1,100,000	2.31% (ICE LIBOR USD 3 Month+.62%), 05/20/22	1,087,505
1,225,000	2.34% (ICE LIBOR USD 3 Month+.60%), 11/05/21	1,214,705
1,623,000	2.51% (ICE LIBOR USD 3 Month+.75%), 08/03/23	1,580,569
	American Honda Finance Corp.
600,000	1.12% (ICE LIBOR USD 3 Month+.35%), 06/11/21	594,463
600,000	1.81% (ICE LIBOR USD 3 Month+.54%), 06/27/22	587,518
600,000	2.14% (ICE LIBOR USD 3 Month+.45%), 02/15/22	588,103
	Apple, Inc.
925,000	2.08% (ICE LIBOR USD 3 Month+.35%), 05/11/22	921,325
1,225,000	2.23% (ICE LIBOR USD 3 Month+.50%), 02/09/22 †	1,227,105
350,000	2.81% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	352,778
Principal Amount		Value

United States: (continued)
	AT&T, Inc.
$9,575,000	1.96% (ICE LIBOR USD 3 Month+1.18%), 06/12/24 †	$9,390,826
1,675,000	2.17% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,673,023
900,000	2.33% (ICE LIBOR USD 3 Month+.75%), 06/01/21	896,959
600,000	Athene Global Funding 144A 2.67% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	578,582
300,000	Aviation Capital Group LLC 144A 2.53% (ICE LIBOR USD 3 Month+.95%), 06/01/21	278,032
	Bank of America Corp.
600,000	1.42% (ICE LIBOR USD 3 Month+.38%), 01/23/22	588,778
650,000	1.77% (ICE LIBOR USD 3 Month+.66%), 07/21/21 †	648,202
1,050,000	1.87% (ICE LIBOR USD 3 Month+.65%), 06/25/22	1,037,192
1,600,000	2.00% (ICE LIBOR USD 3 Month+.96%), 07/23/24	1,572,517
4,750,000	2.02% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	4,709,907
925,000	2.08% (ICE LIBOR USD 3 Month+.65%), 10/01/21 †	920,822
4,750,000	2.10% (ICE LIBOR USD 3 Month+.79%), 03/05/24	4,642,519
1,600,000	2.29% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	1,596,472
2,375,000	2.30% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	2,367,841
4,775,000	2.51% (ICE LIBOR USD 3 Month+.77%), 02/05/26	4,562,547
350,000	2.56% (ICE LIBOR USD 3 Month+1.42%), 04/19/21 †	351,894
	Bank of America NA
1,000,000	1.31% (ICE LIBOR USD 3 Month+.32%), 07/26/21 †	993,065
1,100,000	2.03% (ICE LIBOR USD 3 Month+.35%), 05/24/21	1,093,515
800,000	Bank of New York Mellon 1.53% (ICE LIBOR USD 3 Month+.28%), 06/04/21	795,697
2,325,000	BAT Capital Corp. 2.57% (ICE LIBOR USD 3 Month+.88%), 08/15/22	2,233,691
	Bayer US Finance II LLC 144A
3,900,000	1.75% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,768,908
775,000	1.85% (ICE LIBOR USD 3 Month+.63%), 06/25/21	761,940
	BMW US Capital LLC 144A
500,000	1.72% (ICE LIBOR USD 3 Month+.41%), 04/12/21	491,515
925,000	2.21% (ICE LIBOR USD 3 Month+.50%), 08/13/21	901,815

See Notes to Financial Statements

68

Principal Amount		Value

United States: (continued)
	Bristol-Myers Squibb Co. 144A
$475,000	1.89% (ICE LIBOR USD 3 Month+.20%), 11/16/20	$474,938
600,000	2.07% (ICE LIBOR USD 3 Month+.38%), 05/16/22	597,492
1,575,000	Capital One NA 1.91% (ICE LIBOR USD 3 Month+1.15%), 01/30/23	1,519,481
	Caterpillar Financial Services Corp.
775,000	0.97% (ICE LIBOR USD 3 Month+.23%), 03/15/21	772,381
350,000	1.30% (ICE LIBOR USD 3 Month+.30%), 03/08/21	348,388
910,000	1.91% (ICE LIBOR USD 3 Month+.20%), 11/12/21	896,924
500,000	2.08% (ICE LIBOR USD 3 Month+.39%), 05/17/21	496,881
	Cigna Corp.
975,000	1.49% (ICE LIBOR USD 3 Month+.65%), 09/17/21	958,799
2,325,000	2.11% (ICE LIBOR USD 3 Month+.89%), 07/15/23	2,254,611
	Citibank NA
500,000	1.61% (ICE LIBOR USD 3 Month+.57%), 07/23/21	497,434
800,000	2.06% (ICE LIBOR USD 3 Month+.35%), 02/12/21	797,569
640,000	2.22% (ICE LIBOR USD 3 Month+.53%), 02/19/22	634,015
1,825,000	2.29% (ICE LIBOR USD 3 Month+.60%), 05/20/22	1,810,838
	Citigroup, Inc.
1,525,000	1.95% (ICE LIBOR USD 3 Month+.96%), 04/25/22	1,513,745
2,400,000	1.97% (ICE LIBOR USD 3 Month+.95%), 07/24/23	2,368,292
925,000	2.07% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	924,530
1,700,000	2.23% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,311,281
3,175,000	2.60% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	3,114,037
2,050,000	2.68% (ICE LIBOR USD 3 Month+1.25%), 07/01/26 †	1,989,091
650,000	2.75% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	653,562
4,775,000	2.79% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	4,693,013
925,000	2.95% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	924,679
6,350,000	3.01% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	6,361,363
	Comcast Corp.
750,000	1.76% (ICE LIBOR USD 3 Month+.33%), 10/01/20	750,472
1,600,000	1.85% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,576,880
1,125,000	1.87% (ICE LIBOR USD 3 Month+.44%), 10/01/21	1,123,333
Principal Amount		Value

United States: (continued)
$600,000	ConocoPhillips Co. 2.59% (ICE LIBOR USD 3 Month+.90%), 05/15/22	$579,936
450,000	Consolidated Edison Co. of New York, Inc. 1.62% (ICE LIBOR USD 3 Month+.40%), 06/25/21	445,044
750,000	Constellation Brands, Inc. 2.39% (ICE LIBOR USD 3 Month+.70%), 11/15/21 †	738,211
1,000,000	Credit Suisse AG 1.27% (United States Secured Overnight Financing Rate+.45%), 02/04/22	972,684
650,000	CVS Health Corp. 1.72% (ICE LIBOR USD 3 Month+.72%), 03/09/21	648,737
	Daimler Finance North America LLC 144A
725,000	2.13% (ICE LIBOR USD 3 Month+.45%), 02/22/21	708,044
425,000	2.30% (ICE LIBOR USD 3 Month+.55%), 05/04/21	413,648
575,000	2.41% (ICE LIBOR USD 3 Month+.67%), 11/05/21	555,406
800,000	2.56% (ICE LIBOR USD 3 Month+.88%), 02/22/22	755,197
1,700,000	2.59% (ICE LIBOR USD 3 Month+.90%), 02/15/22	1,610,235
350,000	Dominion Energy Gas Holdings LLC 1.34% (ICE LIBOR USD 3 Month+.60%), 06/15/21	346,938
300,000	Duke Energy Corp. 144A 2.20% (ICE LIBOR USD 3 Month+.50%), 05/14/21	299,095
300,000	DuPont de Nemours, Inc. 2.40% (ICE LIBOR USD 3 Month+.71%), 11/15/20	299,076
	Exxon Mobil Corp.
575,000	1.37% (ICE LIBOR USD 3 Month+.37%), 03/06/22	569,892
2,293,000	2.02% (ICE LIBOR USD 3 Month+.33%), 08/16/22 †	2,270,963
1,125,000	Florida Power & Light Co. 2.14% (ICE LIBOR USD 3 Month+.40%), 05/06/22	1,115,297
350,000	General Dynamics Corp. 2.11% (ICE LIBOR USD 3 Month+.38%), 05/11/21	348,784
	General Electric Co.
1,925,000	1.74% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	1,832,794
3,000,000	2.12% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,536,972
550,000	General Mills, Inc. 1.72% (ICE LIBOR USD 3 Month+.54%), 04/16/21	547,160

See Notes to Financial Statements

69

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	General Motors Financial Co., Inc.
$325,000	2.17% (ICE LIBOR USD 3 Month+.85%), 04/09/21	$312,274
575,000	2.68% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	522,107
625,000	2.86% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	582,578
600,000	Goldman Sachs Bank USA 1.18% (United States Secured Overnight Financing Rate+.60%), 05/24/21	595,608
	Goldman Sachs Group, Inc.
3,975,000	1.54% (ICE LIBOR USD 3 Month+.78%), 10/31/22	3,916,290
2,400,000	2.02% (ICE LIBOR USD 3 Month+1.00%), 07/24/23 †	2,358,109
1,925,000	2.10% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	1,916,455
600,000	2.35% (ICE LIBOR USD 3 Month+1.36%), 04/23/21 †	601,907
2,375,000	2.36% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,337,228
7,975,000	2.43% (ICE LIBOR USD 3 Month+.75%), 02/23/23	7,816,491
3,125,000	2.64% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	3,035,824
1,400,000	2.86% (ICE LIBOR USD 3 Month+1.17%), 11/15/21	1,398,230
4,650,000	2.86% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	4,482,900
5,678,000	3.21% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,677,016
400,000	3.45% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	402,220
1,500,000	Hartford Financial Services Group, Inc. 144A 3.82% (ICE LIBOR USD 3 Month+2.12%), 02/12/67	1,172,618
	Hewlett Packard Enterprise Co.
350,000	1.46% (ICE LIBOR USD 3 Month+.68%), 03/12/21 †	346,738
853,000	2.09% (ICE LIBOR USD 3 Month+.72%), 10/05/21	838,585
1,900,000	Honeywell International, Inc. 2.10% (ICE LIBOR USD 3 Month+.37%), 08/08/22	1,884,897
425,000	Hyundai Capital America 144A 2.29% (ICE LIBOR USD 3 Month+.94%), 07/08/21	411,392
	IBM Credit LLC
400,000	1.40% (ICE LIBOR USD 3 Month+.26%), 01/20/21	399,529
450,000	2.08% (ICE LIBOR USD 3 Month+.47%), 11/30/20	450,425
950,000	Intel Corp. 2.08% (ICE LIBOR USD 3 Month+.35%), 05/11/22	945,752
Principal Amount		Value

United States: (continued)
	International Business Machines Corp.
$900,000	2.11% (ICE LIBOR USD 3 Month+.40%), 05/13/21	$899,887
1,225,000	2.32% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	1,223,425
	Jackson National Life Global Funding 144A
2,475,000	0.62% (United States Secured Overnight Financing Rate+.60%), 01/06/23	2,373,264
350,000	1.25% (ICE LIBOR USD 3 Month+.48%), 06/11/21	346,118
350,000	1.52% (ICE LIBOR USD 3 Month+.30%), 10/15/20	348,963
342,000	John Deere Capital Corp. 1.02% (ICE LIBOR USD 3 Month+.24%), 03/12/21	340,293
	JPMorgan Chase & Co.
1,200,000	1.50% (ICE LIBOR USD 3 Month+.61%), 06/18/22	1,190,160
1,600,000	1.77% (ICE LIBOR USD 3 Month+.73%), 04/23/24	1,565,418
3,900,000	1.89% (ICE LIBOR USD 3 Month+.90%), 04/25/23 †	3,867,358
3,175,000	1.93% (ICE LIBOR USD 3 Month+.89%), 07/23/24 †	3,124,697
350,000	2.05% (ICE LIBOR USD 3 Month+1.21%), 10/29/20 †	350,955
500,000	2.10% (ICE LIBOR USD 3 Month+1.10%), 06/07/21 †	501,408
1,575,000	2.16% (ICE LIBOR USD 3 Month+.85%), 01/10/25 †	1,524,306
1,575,000	2.22% (ICE LIBOR USD 3 Month+1.00%), 01/15/23	1,567,150
6,225,000	2.25% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	6,221,191
600,000	2.26% (ICE LIBOR USD 3 Month+.68%), 06/01/21	599,930
1,970,000	2.69% (ICE LIBOR USD 3 Month+1.00%), 05/15/77	1,527,518
500,000	3.06% (ICE LIBOR USD 3 Month+1.48%), 03/01/21 †	502,892
350,000	Marriott International, Inc. 2.18% (ICE LIBOR USD 3 Month+.60%), 12/01/20	344,147
650,000	McDonald’s Corp. 1.32% (ICE LIBOR USD 3 Month+.43%), 10/28/21	642,954
1,550,000	Met Tower Global Funding 144A 0.58% (United States Secured Overnight Financing Rate+.55%), 01/17/23	1,496,861
	Metropolitan Life Global Funding I 144A
750,000	0.53% (United States Secured Overnight Financing Rate+.50%), 05/28/21	739,250
3,150,000	0.59% (United States Secured Overnight Financing Rate+.57%), 01/13/23	3,043,683

See Notes to Financial Statements

70

Principal Amount		Value

United States: (continued)
$650,000	1.58% (ICE LIBOR USD 3 Month+.23%), 01/08/21	$649,149
	Morgan Stanley
2,175,000	2.03% (ICE LIBOR USD 3 Month+.93%), 07/22/22	2,159,408
3,250,000	2.32% (ICE LIBOR USD 3 Month+1.18%), 01/20/22	3,241,909
7,750,000	2.42% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	7,752,075
625,000	2.51% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	627,224
5,425,000	2.95% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	5,365,000
	MPLX LP
1,125,000	1.90% (ICE LIBOR USD 3 Month+.90%), 09/09/21	1,058,657
3,175,000	2.10% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	2,818,321
900,000	NBCUniversal Enterprise, Inc. 144A 1.83% (ICE LIBOR USD 3 Month+.40%), 04/01/21	900,162
	New York Life Global Funding 144A
875,000	1.39% (ICE LIBOR USD 3 Month+.28%), 01/21/22	863,229
500,000	1.59% (ICE LIBOR USD 3 Month+.16%), 10/01/20	499,600
1,575,000	2.01% (ICE LIBOR USD 3 Month+.28%), 01/10/23	1,540,636
625,000	Nissan Motor Acceptance Corp. 144A 2.20% (ICE LIBOR USD 3 Month+.89%), 01/13/22	562,964
1,600,000	Otis Worldwide Corp. 144A 2.09% (ICE LIBOR USD 3 Month+.45%), 04/05/23	1,557,865
300,000	Phillips 66 2.25% (ICE LIBOR USD 3 Month+.60%), 02/26/21	294,108
	PNC Bank NA
500,000	1.21% (ICE LIBOR USD 3 Month+.31%), 06/10/21	496,518
2,350,000	1.43% (ICE LIBOR USD 3 Month+.43%), 12/09/22	2,304,669
1,550,000	1.49% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,529,770
1,200,000	1.55% (ICE LIBOR USD 3 Month+.45%), 07/22/22	1,184,405
1,625,000	QUALCOMM, Inc. 1.49% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,601,400
575,000	Regions Bank 2.21% (ICE LIBOR USD 3 Month+.50%), 08/13/21	568,205
	Sempra Energy
525,000	1.19% (ICE LIBOR USD 3 Month+.45%), 03/15/21	516,696
475,000	1.72% (ICE LIBOR USD 3 Month+.50%), 01/15/21	470,203
350,000	Southern Power Co. 144A 1.67% (ICE LIBOR USD 3 Month+.55%), 12/20/20	349,015
Principal Amount		Value

United States: (continued)
$700,000	TD Ameritrade Holding Corp. 2.19% (ICE LIBOR USD 3 Month+.43%), 11/01/21 †	$693,831
500,000	The Charles Schwab Corp. 2.02% (ICE LIBOR USD 3 Month+.32%), 05/21/21	495,992
	Toyota Motor Credit Corp.
925,000	0.43% (United States Secured Overnight Financing Rate+.40%), 10/23/20	919,627
762,000	1.47% (ICE LIBOR USD 3 Month+.15%), 10/09/20	760,090
1,875,000	1.48% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,837,578
450,000	1.59% (ICE LIBOR USD 3 Month+.28%), 04/13/21	447,639
950,000	1.68% (ICE LIBOR USD 3 Month+.29%), 10/07/21	938,869
1,250,000	1.83% (ICE LIBOR USD 3 Month+.12%), 08/13/21	1,236,519
800,000	Truist Bank 2.28% (ICE LIBOR USD 3 Month+.59%), 05/17/22	792,835
600,000	TWDC Enterprises 18 Corp. 1.64% (ICE LIBOR USD 3 Month+.39%), 03/04/22	596,990
1,550,000	United Parcel Service, Inc. 1.88% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,530,839
	US Bank NA
1,500,000	1.29% (ICE LIBOR USD 3 Month+.18%), 01/21/22	1,484,326
600,000	1.31% (ICE LIBOR USD 3 Month+.32%), 04/26/21	598,742
1,900,000	1.40% (ICE LIBOR USD 3 Month+.40%), 12/09/22 †	1,871,268
350,000	1.99% (ICE LIBOR USD 3 Month+.29%), 05/21/21	348,882
550,000	2.06% (ICE LIBOR USD 3 Month+.31%), 02/04/21	549,202
800,000	2.12% (ICE LIBOR USD 3 Month+.44%), 05/23/22	792,919
	Verizon Communications, Inc.
1,325,000	1.74% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,327,050
5,350,000	2.79% (ICE LIBOR USD 3 Month+1.10%), 05/15/25 †	5,322,946
	Volkswagen Group of America
	Finance LLC 144A
600,000	2.06% (ICE LIBOR USD 3 Month+.86%), 09/24/21	583,024
750,000	2.48% (ICE LIBOR USD 3 Month+.77%), 11/13/20	742,825
850,000	2.65% (ICE LIBOR USD 3 Month+.94%), 11/12/21	823,528
325,000	Vulcan Materials Co. 2.23% (ICE LIBOR USD 3 Month+.65%), 03/01/21	320,072

See Notes to Financial Statements

71

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
$550,000	Walmart, Inc. 1.43% (ICE LIBOR USD 3 Month+.23%), 06/23/21	$549,262
	Walt Disney Co.
600,000	1.83% (ICE LIBOR USD 3 Month+.25%), 09/01/21	596,851
1,575,000	1.97% (ICE LIBOR USD 3 Month+.39%), 09/01/22	1,565,851
	Wells Fargo & Co.
6,000,000	1.99% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	5,979,766
1,300,000	2.02% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,298,947
3,875,000	2.13% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	3,855,455
750,000	2.59% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	752,135
2,200,000	2.66% (ICE LIBOR USD 3 Month+.93%), 02/11/22	2,185,589
	Wells Fargo Bank NA
475,000	1.53% (ICE LIBOR USD 3 Month+.31%), 01/15/21	474,127
1,400,000	1.54% (ICE LIBOR USD 3 Month+.50%), 07/23/21	1,393,386
1,100,000	1.61% (ICE LIBOR USD 3 Month+.51%), 10/22/21	1,093,645
3,125,000	1.66% (ICE LIBOR USD 3 Month+.66%), 09/09/22	3,097,258
900,000	2.08% (ICE LIBOR USD 3 Month+.38%), 05/21/21	895,145
1,075,000	2.26% (ICE LIBOR USD 3 Month+.62%), 05/27/22	1,065,276
		281,712,454
Total Floating Rate Notes (Cost: $468,579,786)		458,123,284
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $10,221,068)
Money Market Fund: 2.2%
10,221,068	State Street Navigator Securities Lending Government Money Market Portfolio	$10,221,068
Total Investments: 101.5% (Cost: $478,800,854)		468,344,352
Liabilities in excess of other assets: (1.5)%		(6,927,895)
NET ASSETS: 100.0%		$461,416,457

See Notes to Financial Statements

72

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $12,017,753.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $93,030,135, or 20.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.1%	$299,076
Communications	7.1	32,634,202
Consumer, Cyclical	4.4	20,073,212
Consumer, Non-cyclical	3.9	18,062,265
Energy	2.1	9,751,192
Financial	77.5	354,819,462
Industrial	2.1	9,734,638
Technology	2.0	9,206,949
Utilities	0.8	3,542,288
	100.0%	$458,123,284

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$458,123,284	$—	$458,123,284
Money Market Fund	10,221,068	—	—	10,221,068
Total	$10,221,068	$458,123,284	$—	$468,344,352

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

73

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Principal Amount			Value

CORPORATE BONDS: 0.6%
Colombia: 0.2%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$935,459
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	5,117,828
			6,053,287
Ireland: 0.0%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	1,897,206
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	925,668
	50,200,000	7.65%, 11/24/21	2,029,652
			2,955,320
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00%, 08/18/27 ^	1,486,109
	11,000,000	7.50%, 09/15/33	407,913
	25,350,000	7.85%, 04/02/26	1,268,145
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,117,660
	85,800,000	10.80%, 11/06/23	5,155,070
	5,000,000	13.50%, 04/18/28	316,662
			9,751,559
Total Corporate Bonds (Cost: $38,756,564)			20,657,372
GOVERNMENT OBLIGATIONS: 97.4%
Brazil: 9.7%
		Brazil Government International Bonds
BRL	6,200,000	8.50%, 01/05/24	1,196,867
	10,920,000	10.25%, 01/10/28	2,173,591
	5,480,000	12.50%, 01/05/22	1,129,164
		Brazil Letras do Tesouro Nacional
	199,869,000	0.00%, 07/01/21 ^	35,590,554
	188,730,000	0.00%, 01/01/22 ^	32,768,230
	171,390,000	0.00%, 07/01/22 ^	28,865,467
	316,610,000	0.00%, 07/01/23 ^	49,368,149
	79,970,000	0.00%, 01/01/24 ^	11,975,002
		Brazil Notas do Tesouro Nacional, Series F
	284,243,000	10.00%, 01/01/23	58,861,539
	232,205,000	10.00%, 01/01/25	48,860,994
	162,620,000	10.00%, 01/01/27	34,359,124
	92,740,000	10.00%, 01/01/29	19,735,503
			324,884,184
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	14,840,000,000	4.50%, 03/01/26	20,227,568
	16,810,000,000	5.00%, 03/01/35	25,247,348
	13,260,000,000	6.00%, 01/01/43	23,060,435
Principal Amount			Value

Chile: (continued)
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
CLP	10,180,000,000	4.00%, 03/01/23	$13,245,689
	12,530,000,000	4.70%, 09/01/30	17,730,246
			99,511,286
China / Hong Kong: 1.9%
		China Government Bonds
CNY	11,200,000	1.99%, 04/09/25	1,602,334
	45,400,000	2.94%, 10/17/24	6,774,182
	36,700,000	3.12%, 12/05/26	5,465,241
	49,700,000	3.13%, 11/21/29	7,414,653
	57,700,000	3.19%, 04/11/24	8,655,294
	42,500,000	3.22%, 12/06/25	6,387,633
	57,600,000	3.25%, 06/06/26	8,663,875
	37,300,000	3.25%, 11/22/28	5,580,137
	35,530,000	3.29%, 10/18/23	5,341,644
	57,400,000	3.29%, 05/23/29	8,619,849
			64,504,842
Colombia: 4.2%
		Colombia Government International Bonds
COP	3,750,000,000	4.38%, 03/21/23	914,729
	5,626,000,000	9.85%, 06/28/27	1,645,214
		Colombian TES
	14,500,000,000	5.75%, 11/03/27	3,515,950
	87,508,100,000	6.00%, 04/28/28	21,316,768
	56,131,000,000	6.25%, 11/26/25	14,562,905
	93,323,900,000	7.00%, 05/04/22	25,086,333
	53,281,700,000	7.00%, 06/30/32	13,507,837
	33,300,000,000	7.25%, 10/18/34	8,565,413
	80,761,700,000	7.50%, 08/26/26	22,047,151
	50,202,100,000	7.75%, 09/18/30	13,564,098
	52,083,800,000	10.00%, 07/24/24	15,645,259
			140,371,657
Czech Republic: 3.9%
		Czech Republic Government Bonds
CZK	304,660,000	0.25%, 02/10/27	11,758,540
	292,660,000	2.00%, 10/13/33	12,827,367
	278,320,000	2.75%, 07/23/29	12,812,968
		Czech Republic Government Bonds Reg S
	269,620,000	0.45%, 10/25/23	10,888,071
	252,930,000	0.95%, 05/15/30	9,970,255
	292,360,000	1.00%, 06/26/26	11,854,260
	297,270,000	2.40%, 09/17/25	12,904,119
	289,980,000	2.50%, 08/25/28	13,041,902
	314,260,000	3.85%, 09/29/21	13,361,018
	216,380,000	4.70%, 09/12/22	9,615,077
	219,720,000	5.70%, 05/25/24	10,692,650
			129,726,227
Dominican Republic: 2.5%
DOP	2,564,550,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	38,376,387

See Notes to Financial Statements

74

Principal Amount			Value

Dominican Republic: (continued)
		Dominican Republic International Bonds Reg S
DOP	2,301,850,000	8.90%, 02/15/23	$37,396,321
	420,500,000	9.75%, 06/05/26	6,292,438
			82,065,146
Germany: 0.0%
		Kreditanstalt fuer Wiederaufbau
MXN	10,725,000	7.75%, 03/01/21	457,189
ZAR	8,300,000	7.75%, 06/06/23	488,713
			945,902
Hungary: 3.4%
		Hungary Government Bonds
HUF	3,432,750,000	1.75%, 10/26/22	10,817,251
	1,577,550,000	2.50%, 10/27/21	5,010,363
	3,465,860,000	2.50%, 10/24/24	11,346,914
	3,076,610,000	2.75%, 12/22/26	10,253,271
	2,933,150,000	3.00%, 06/26/24	9,705,363
	3,689,130,000	3.00%, 10/27/27	12,551,171
	2,508,680,000	3.00%, 08/21/30	8,601,941
	1,193,500,000	3.25%, 10/22/31	4,184,797
	3,665,820,000	5.50%, 06/24/25	13,696,284
	2,959,810,000	6.00%, 11/24/23	10,705,412
	1,986,730,000	6.75%, 10/22/28	8,600,352
	2,074,630,000	7.00%, 06/24/22	7,258,085
			112,731,204
Indonesia: 8.9%
		Indonesia Treasury Bonds
IDR	156,350,000,000	5.63%, 05/15/23	10,169,319
	256,241,000,000	6.13%, 05/15/28	15,430,445
	131,600,000,000	6.50%, 06/15/25	8,574,127
	204,183,000,000	6.63%, 05/15/33	12,002,529
	71,017,000,000	7.00%, 05/15/22	4,838,705
	270,098,000,000	7.00%, 05/15/27	17,431,535
	151,120,000,000	7.00%, 09/15/30	9,600,590
	114,150,000,000	7.50%, 08/15/32	7,264,928
	68,190,000,000	7.50%, 06/15/35	4,368,744
	163,500,000,000	7.50%, 05/15/38	10,332,101
	168,600,000,000	8.13%, 05/15/24	11,637,650
	61,973,000,000	8.25%, 07/15/21	4,292,281
	235,440,000,000	8.25%, 05/15/29	16,112,801
	104,014,000,000	8.25%, 06/15/32	7,014,215
	249,605,000,000	8.25%, 05/15/36	16,947,970
	328,193,000,000	8.38%, 03/15/24	22,868,709
	328,967,000,000	8.38%, 09/15/26	22,834,180
	327,414,000,000	8.38%, 03/15/34	22,335,688
	135,350,000,000	8.38%, 04/15/39	9,210,169
	157,987,000,000	8.75%, 05/15/31	11,130,782
	241,742,000,000	9.00%, 03/15/29	17,339,768
	73,461,000,000	9.50%, 07/15/31	5,412,162
	57,342,000,000	10.50%, 08/15/30	4,494,803
	43,762,000,000	11.00%, 09/15/25	3,368,571
		Perusahaan Penerbit SBSN
	77,559,000,000	8.25%, 09/15/23	5,457,807
	70,410,000,000	8.75%, 08/15/23	4,941,480
	181,630,000,000	8.88%, 11/15/31	12,924,730
			298,336,789
Principal Amount			Value

Malaysia: 5.4%
		Malaysia Government Bonds
MYR	19,630,000	3.48%, 06/14/24	$4,729,418
	29,237,000	3.62%, 11/30/21	6,930,805
	33,681,000	3.73%, 06/15/28	8,307,059
	25,023,000	3.76%, 04/20/23	6,035,074
	27,113,000	3.80%, 08/17/23	6,572,328
	18,230,000	3.83%, 07/05/34	4,583,584
	37,791,000	3.89%, 08/15/29	9,514,438
	24,434,000	3.90%, 11/30/26	6,082,938
	32,924,000	3.90%, 11/16/27	8,235,205
	29,655,000	3.91%, 07/15/26	7,351,617
	30,643,000	3.95%, 04/14/22	7,337,098
	34,144,000	3.96%, 09/15/25	8,516,861
	29,808,000	4.06%, 09/30/24	7,354,269
	32,603,000	4.09%, 11/30/23	7,992,158
	39,627,000	4.13%, 08/15/25	9,877,937
	36,697,000	4.16%, 07/15/21	8,717,370
	31,529,000	4.18%, 07/15/24	7,811,049
	1,874,000	4.25%, 05/31/35	483,252
	36,950,000	4.26%, 07/26/27	9,413,001
	35,188,000	4.37%, 10/31/28	9,075,321
	33,019,000	4.76%, 04/07/37	8,993,962
		Malaysia Government Investment Issue
	29,215,000	3.66%, 10/15/24	7,105,014
	18,785,000	3.73%, 03/31/22	4,478,034
	20,955,000	3.73%, 03/31/26	5,149,822
	37,898,000	4.13%, 07/09/29	9,629,275
			180,276,889
Mexico: 8.5%
		Mexican Bonos
MXN	432,202,400	5.75%, 03/05/26	18,016,541
	346,804,400	6.50%, 06/10/21	14,740,563
	658,636,000	6.50%, 06/09/22	28,351,627
	192,273,000	6.75%, 03/09/23	8,389,999
	429,189,000	7.25%, 12/09/21	18,567,988
	408,858,300	7.50%, 06/03/27	18,447,048
	327,395,000	7.75%, 05/29/31	14,610,810
	207,459,700	7.75%, 11/23/34	9,242,804
	443,592,300	7.75%, 11/13/42	18,547,226
	515,330,500	8.00%, 12/07/23	23,497,642
	306,307,000	8.00%, 09/05/24	14,109,548
	360,221,000	8.00%, 11/07/47	15,600,550
	455,839,100	8.50%, 05/31/29	21,631,777
	395,773,900	8.50%, 11/18/38	18,154,237
	597,701,200	10.00%, 12/05/24	29,612,693
	195,638,000	10.00%, 11/20/36	10,300,780
			281,821,833
Peru: 3.4%
		Peru Government Bonds
PEN	20,580,000	5.70%, 08/12/24	7,000,071
	44,210,000	6.35%, 08/12/28	15,224,155
	44,950,000	6.90%, 08/12/37	15,262,307
	44,167,000	6.95%, 08/12/31	15,533,994
	38,200,000	8.20%, 08/12/26	14,443,698
		Peru Government Bonds Reg S 144A
	25,240,000	5.35%, 08/12/40	7,132,614
	31,300,000	5.40%, 08/12/34	9,560,300

See Notes to Financial Statements

75

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Peru: (continued)
PEN	43,560,000	5.94%, 02/12/29	$14,560,987
	41,735,000	6.15%, 08/12/32	13,738,295
			112,456,421
Philippines: 2.5%
		Philippine Government International Bonds
PHP	1,402,500,000	3.90%, 11/26/22	27,030,379
	5,500,000	4.95%, 01/15/21	108,994
	2,550,500,000	6.25%, 01/14/36	57,207,853
			84,347,226
Poland: 6.6%
		Republic of Poland Government Bonds
PLN	79,106,000	1.75%, 07/25/21	19,427,335
	75,079,000	2.25%, 04/25/22	18,730,280
	51,264,000	2.25%, 10/25/24	13,165,997
	83,765,000	2.50%, 01/25/23	21,277,893
	31,849,000	2.50%, 04/25/24	8,509,703
	66,040,000	2.50%, 07/25/26	17,239,157
	84,887,000	2.50%, 07/25/27	23,296,379
	78,951,000	2.75%, 04/25/28	21,030,574
	78,965,000	2.75%, 10/25/29	21,292,680
	89,376,000	3.25%, 07/25/25	24,090,386
	67,163,000	4.00%, 10/25/23	18,089,807
	30,986,000	5.75%, 10/25/21	8,065,369
	25,394,000	5.75%, 09/23/22	6,879,912
			221,095,472
Romania: 3.0%
		Romania Government Bonds
RON	35,920,000	3.25%, 04/29/24	7,965,915
	31,405,000	3.40%, 03/08/22	7,109,337
	33,640,000	3.50%, 12/19/22	7,597,085
	25,430,000	3.65%, 09/24/31	5,127,193
	31,965,000	4.00%, 10/27/21	7,307,249
	34,605,000	4.25%, 06/28/23	7,948,441
	31,000,000	4.50%, 06/17/24	7,200,794
	34,490,000	4.75%, 02/24/25	8,106,731
	34,505,000	4.85%, 04/22/26	8,133,193
	35,585,000	5.00%, 02/12/29	8,191,057
	33,580,000	5.80%, 07/26/27	8,305,976
	33,640,000	5.85%, 04/26/23	8,064,197
	32,520,000	5.95%, 06/11/21	7,586,881
			98,644,049
Russia: 5.2%
		Russian Federal Bonds
RUB	774,958,000	6.50%, 02/28/24	10,861,123
	1,061,908,000	6.90%, 05/23/29	15,353,697
	25,135,000	7.00%, 12/15/21	349,226
	78,382,000	7.00%, 01/25/23	1,104,256
	526,366,000	7.00%, 08/16/23	7,466,409
	934,139,000	7.05%, 01/19/28	13,600,258
	646,360,000	7.10%, 10/16/24	9,269,457
	276,064,000	7.15%, 11/12/25	3,996,015
	902,392,000	7.25%, 05/10/34	13,469,054
	98,961,000	7.40%, 12/07/22	1,407,164
	973,761,000	7.40%, 07/17/24	14,087,182
	54,109,000	7.50%, 08/18/21	752,278
	222,503,000	7.60%, 07/20/22	3,157,354
Principal Amount			Value

Russia: (continued)
RUB	475,707,000	7.65%, 04/10/30	$7,210,637
	922,418,000	7.70%, 03/23/33	14,212,587
	614,300,000	7.70%, 03/16/39	9,694,599
	689,232,000	7.75%, 09/16/26	10,337,536
	814,208,000	7.95%, 10/07/26	12,326,734
	945,161,000	8.15%, 02/03/27	14,532,975
	686,231,000	8.50%, 09/17/31	11,116,434
			174,304,975
South Africa: 5.7%
		Republic of South Africa Government Bonds
ZAR	262,244,000	6.25%, 03/31/36	8,990,436
	240,621,000	6.50%, 02/28/41	7,881,337
	293,659,000	7.00%, 02/28/31	12,386,765
	214,027,000	7.75%, 02/28/23	12,278,728
	462,539,000	8.00%, 01/31/30	21,652,545
	349,301,588	8.25%, 03/31/32	15,840,053
	390,850,000	8.50%, 01/31/37	16,546,703
	417,522,164	8.75%, 01/31/44	17,229,246
	655,600,000	8.75%, 02/28/48	26,848,721
	339,119,000	8.88%, 02/28/35	15,268,815
	288,339,000	9.00%, 01/31/40	12,439,051
	398,775,346	10.50%, 12/21/26	23,867,893
			191,230,293
Supranational: 5.8%
RUB	901,000,000	Asian Development Bank 7.00%, 03/14/22	12,550,856
		European Bank for Reconstruction and Development
IDR	6,700,000,000	6.25%, 12/22/21	442,673
	67,170,000,000	6.25%, 07/25/22	4,423,737
	5,600,000,000	6.45%, 12/13/22	369,016
	16,200,000,000	7.50%, 05/15/22	1,085,667
RUB	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	880,775
		European Investment Bank
BRL	2,120,000	0.00%, 08/27/21 ^	373,550
PLN	34,160,000	4.25%, 10/25/22	9,010,003
BRL	2,045,000	7.25%, 11/08/22	407,595
ZAR	5,200,000	7.25%, 02/28/23	301,657
MXN	44,420,000	7.63%, 01/12/22	1,933,473
	17,210,000	7.75%, 01/30/25	789,152
ZAR	214,265,000	8.13%, 12/21/26	12,528,056
IDR	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,710,371
		European Investment Bank Reg S
PLN	17,492,000	2.25%, 05/25/21	4,290,939
	35,358,000	2.75%, 08/25/26	9,374,634
	48,952,000	3.00%, 05/24/24	12,909,241
MXN	111,400,000	4.75%, 01/19/21	4,645,815
IDR	92,800,000,000	5.20%, 03/01/22	6,008,761
ZAR	17,500,000	8.00%, 05/05/27	1,031,418
	7,600,000	8.50%, 09/17/24	461,812
TRY	30,020,000	8.75%, 09/18/21	4,177,477

See Notes to Financial Statements

76

Principal Amount			Value

Supranational: (continued)
		Inter-American Development Bank
IDR	123,980,000,000	6.25%, 06/15/21	$8,194,015
MXN	37,000,000	7.25%, 06/10/21	1,576,548
	129,870,000	7.50%, 12/05/24	5,839,896
IDR	54,040,000,000	7.88%, 03/14/23	3,725,218
MXN	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,355,885
		International Bank for Reconstruction & Development
PLN	15,200,000	1.63%, 12/30/21	3,741,930
RUB	160,000,000	5.00%, 01/28/25	2,189,581
	535,000,000	6.00%, 07/31/24	7,702,104
	198,500,000	6.14%, 06/27/22	2,777,061
	541,500,000	6.75%, 11/14/22	7,649,961
IDR	31,850,000,000	7.25%, 03/15/24	2,184,000
	43,944,800,000	7.45%, 08/20/21	2,946,148
MXN	11,000,000	8.00%, 07/01/21	471,693
IDR	27,500,000,000	8.40%, 10/12/21	1,871,571
MXN	41,770,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	1,769,918
		International Finance Corp.
RUB	136,000,000	5.25%, 03/22/22	1,869,917
	540,000,000	5.50%, 03/20/23	7,533,474
	315,000,000	6.38%, 04/11/22	4,424,464
	480,000,000	6.50%, 02/04/26	7,159,553
BRL	3,700,000	7.00%, 02/14/24	739,701
MXN	175,100,000	7.00%, 07/20/27	7,848,466
	2,500,000	7.25%, 02/02/24	112,024
	97,100,000	7.50%, 01/18/28	4,410,852
	106,780,000	7.75%, 01/18/30	4,936,591
IDR	7,100,000,000	8.00%, 10/09/23	492,609
ZAR	3,000,000	8.00%, 07/27/27	168,273
		International Finance Corp. Reg S
RUB	396,100,000	6.25%, 06/07/21	5,454,488
MXN	50,500,000	8.38%, 05/31/29	2,386,077
			193,238,696
Sweden: 0.1%
RUB	103,400,000	Svensk Exportkredit AB 6.12%, 08/10/21	1,398,751
	65,000,000	Svensk Exportkredit AB Reg S 6.00%, 06/16/21	878,855
			2,277,606
Thailand: 8.4%
		Thailand Government Bonds
THB	343,705,000	1.45%, 12/17/24	10,902,356
	171,785,000	1.60%, 12/17/29	5,523,075
	103,510,000	1.60%, 06/17/35	3,309,912
	445,747,000	1.88%, 06/17/22	14,124,871
	520,061,000	2.00%, 12/17/22	16,611,894
	575,623,000	2.13%, 12/17/26	18,991,138
	509,920,000	2.40%, 12/17/23	16,649,459
Principal Amount			Value

Thailand: (continued)
THB	460,839,000	2.88%, 12/17/28	$16,210,780
	454,633,000	2.88%, 06/17/46	16,244,064
	456,037,000	3.30%, 06/17/38	18,003,962
	562,774,000	3.40%, 06/17/36	22,024,921
	499,728,000	3.63%, 06/16/23	16,806,226
	628,608,000	3.65%, 12/17/21	20,365,138
	492,218,000	3.65%, 06/20/31	18,762,726
	617,955,000	3.78%, 06/25/32	24,215,124
	518,571,000	3.85%, 12/12/25	18,519,084
	824,000	4.75%, 12/20/24	29,941
	563,702,000	4.88%, 06/22/29	22,997,751
			280,292,422
Turkey: 2.8%
		Turkey Government International Bonds
TRY	53,941,000	7.10%, 03/08/23	7,115,473
	47,584,000	8.00%, 03/12/25	6,048,842
	25,471,000	8.50%, 09/14/22	3,594,984
	48,873,000	9.00%, 07/24/24	6,586,790
	19,422,000	9.20%, 09/22/21	2,807,222
	31,069,000	9.50%, 01/12/22	4,487,325
	24,502,000	10.40%, 03/20/24	3,477,500
	60,353,000	10.50%, 08/11/27	8,289,417
	70,232,000	10.60%, 02/11/26	9,807,058
	57,586,000	10.70%, 08/17/22	8,486,098
	56,536,000	11.00%, 03/02/22	8,347,543
	52,509,000	11.00%, 02/24/27	7,377,329
	47,579,000	12.20%, 01/18/23	7,167,993
	34,080,000	12.40%, 03/08/28	5,141,621
	33,362,000	16.20%, 06/14/23	5,510,613
			94,245,808
Uruguay: 2.5%
		Uruguay Government International Bonds 144A
UYU	278,083,000	8.50%, 03/15/28	5,513,298
	129,198,000	9.88%, 06/20/22	2,887,328
		Uruguay Government International Bonds Reg S
	1,610,940,000	8.50%, 03/15/28	31,938,638
	1,980,234,000	9.88%, 06/20/22	44,254,433
			84,593,697
Total Government Obligations (Cost: $3,678,810,867)			3,251,902,624
Total Investments: 98.0% (Cost: $3,717,567,431)			3,272,559,996
Other assets less liabilities: 2.0%			65,944,118
NET ASSETS: 100.0%			$3,338,504,114

See Notes to Financial Statements

77

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $125,455,515, or 3.8% of net assets.

	% of
Summary of Investments by Sector	Investments	Value
Energy	0.1%	$2,955,320
Financial	0.1	5,117,828
Government	99.4	3,251,902,624
Industrial	0.2	6,589,392
Utilities	0.2	5,994,832
	100.0%	$3,272,559,996

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$20,657,372	$—	$20,657,372
Government Obligations*	—	3,251,902,624	—	3,251,902,624
Total	$—	$3,272,559,996	$—	$3,272,559,996

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

78

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Number of Shares		Value

COMMON STOCKS: 99.9%
Real Estate Investment Trusts: 99.9%
152,813	AG Mortgage Investment Trust, Inc. †	$487,473
1,220,143	AGNC Investment Corp.	15,154,176
3,267,057	Annaly Capital Management, Inc.	20,419,106
585,658	Apollo Commercial Real Estate Finance, Inc. †	4,773,113
640,845	Arbor Realty Trust, Inc. †	4,415,422
250,985	ARMOUR Residential REIT, Inc.	2,218,707
307,290	Blackstone Mortgage Trust, Inc. †	7,230,534
602,590	Broadmark Realty Capital, Inc. †	4,935,212
321,401	Capstead Mortgage Corp.	1,668,071
555,333	Chimera Investment Corp. †	4,314,937
444,199	Colony Credit Real Estate, Inc.	2,136,597
235,096	Granite Point Mortgage Trust, Inc. †	1,170,778
274,394	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	7,680,288
642,146	Invesco Mortgage Capital, Inc. †	1,952,124
122,528	KKR Real Estate Finance Trust, Inc. †	1,933,492
526,557	Ladder Capital Corp.	4,186,128
1,329,897	MFA Financial, Inc.	2,327,320
1,008,506	New Residential Investment Corp. †	6,141,802
1,674,312	New York Mortgage Trust, Inc.	3,650,000
427,733	PennyMac Mortgage Investment Trust	4,448,423
212,859	Ready Capital Corp. †	1,419,770
355,725	Redwood Trust, Inc.	1,458,473
685,877	Starwood Property Trust, Inc.	8,875,248
198,088	TPG RE Finance Trust, Inc. †	1,523,297
853,212	Two Harbors Investment Corp.	3,899,179
258,990	Western Asset Mortgage Capital Corp. †	789,920
Total Common Stocks (Cost: $ 210,745,039)		119,209,590
Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.1% (Cost: $8,403,640)
Money Market Fund: 7.1%
8,403,640	State Street Navigator Securities Lending Government Money Market Portfolio	$8,403,640
Total Investments: 107.0% (Cost: $ 219,148,679)		127,613,230
Liabilities in excess of other assets: (7.0)%		(8,309,757)
NET ASSETS: 100.0%		$119,303,473

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $21,796,755.

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Financials	93.6%	$111,529,302
Real Estate	6.4	7,680,288
	100.0%	$119,209,590

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$119,209,590	$—	$—	$119,209,590
Money Market Fund	8,403,640	—	—	8,403,640
Total	$127,613,230	$—	$—	$127,613,230

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

79

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Number of Shares		Value

PREFERRED SECURITIES: 100.0%
Basic Materials: 1.2%
172,219	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$8,189,013
Communications: 15.4%
	AT&T, Inc.
730,628	4.75%, 02/18/25	16,811,750
501,002	5.00%, 12/12/24 †	12,610,220
552,146	5.35%, 11/01/66	14,228,802
344,439	5.63%, 08/01/67 †	9,096,634
313,126	eBay, Inc. 6.00%, 02/01/56 †	8,147,539
	Qwest Corp.
323,564	6.13%, 06/01/53 †	7,273,719
408,108	6.50%, 09/01/56 †	9,468,106
171,176	6.63%, 09/15/55 †	3,996,960
275,551	6.75%, 06/15/57 †	6,577,402
208,751	6.88%, 10/01/54 †	4,939,049
125,250	Telephone & Data Systems, Inc. 7.00%, 03/15/60	3,068,625
	United States Cellular Corp.
142,786	6.95%, 05/15/60	3,582,501
114,813	7.25%, 12/01/63 †	2,850,807
125,250	7.25%, 12/01/64	3,216,420
		105,868,534
Consumer, Cyclical: 2.2%
	Ford Motor Co.
334,001	6.00%, 12/01/59	5,664,657
313,126	6.20%, 06/01/59 †	5,554,855
208,855	QVC, Inc. 6.25%, 11/26/68 †	4,116,532
		15,336,044
Consumer, Non-cyclical: 6.2%
216,057	Avantor, Inc. 6.25%, 05/15/22	12,440,562
	CHS, Inc.
205,620	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 †	5,206,298
175,351	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 †	4,611,731
216,057	7.50%, 01/21/25 †	5,684,460
216,731	7.88%, 09/26/23 †	5,836,566
128,090	8.00%, 07/18/23 †	3,455,868
114,813	Elanco Animal Health, Inc. 5.00%, 02/01/23 †	5,281,398
		42,516,883
Energy: 6.2%
	Algonquin Power & Utilities Corp.
146,126	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79 †	3,993,624
120,032	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78 †	3,312,883
314,667	Blueknight Energy Partners LP 11.00%, Perpetual Maturity	1,727,522
743,752	Crestwood Equity Partners LP 9.25%, Perpetual Maturity	5,131,889
250,501	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78 †	5,889,279
Number of Shares		Value

Energy: (continued)
	Energy Transfer Operating LP
187,876	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23	$3,937,881
334,001	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	7,064,121
185,788	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	3,892,259
131,363	NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	2,223,976
160,738	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	2,587,882
168,044	NuStar Logistics LP 7.95% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	3,206,280
		42,967,596
Finance - Other Services: 0.4%
104,375	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64	2,863,006
Government: 0.4%
114,148	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28 †	3,027,205
Industrial: 1.2%
161,782	GFL Environmental, Inc. 6.00%, 03/15/23	7,928,936
Real Estate Investment Trusts: 21.2%
	AGNC Investment Corp.
240,063	6.13% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	5,223,771
168,044	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	3,772,588
135,688	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	3,120,824
112,204	American Homes 4 Rent 6.50%, 05/24/21 †	2,821,931
	Annaly Capital Management, Inc.
177,438	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	3,894,764
184,744	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	4,149,350
300,601	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 †	6,769,535
192,051	7.50%, 06/01/20 †	4,699,488
104,375	Brookfield Property REIT, Inc. 6.38%, 06/01/20	1,617,813
107,809	Capstead Mortgage Corp. 7.50%, 06/01/20	2,403,063
	Chimera Investment Corp.
108,550	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	1,915,908
135,688	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	2,404,391

See Notes to Financial Statements

80

Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Colony Capital, Inc.
131,513	7.13%, 06/01/20	$2,011,736
120,032	7.13%, 09/22/22 †	2,144,977
144,038	7.15%, 06/05/22 †	2,362,223
	Digital Realty Trust, Inc.
144,038	5.20%, 10/10/24 †	3,700,336
104,375	5.88%, 06/01/20 †	2,619,812
104,375	6.35%, 08/24/20 †	2,665,737
	Diversified Healthcare Trust
146,126	5.63%, 08/01/42 †	2,660,954
104,375	6.25%, 02/01/46 †	1,969,556
120,032	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27	1,903,708
110,429	Kimco Realty Corp. 5.25%, 12/20/22 †	2,512,260
117,347	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	2,867,961
144,038	National Retail Properties, Inc. 5.20%, 10/11/21 †	3,495,802
	New Residential Investment Corp.
168,044	6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25 †	2,913,883
117,944	7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	2,140,684
129,425	Office Properties Income Trust 5.88%, 05/01/46 †	2,956,067
135,688	PS Business Parks, Inc. 4.88%, 11/04/24	3,267,367
	Public Storage
108,029	4.70%, 11/15/24 †	2,751,499
132,035	4.88%, 09/12/24	3,374,815
146,126	4.90%, 10/14/21	3,708,678
135,688	4.95%, 07/20/21 †	3,454,616
125,250	5.05%, 08/09/22 †	3,257,752
116,900	5.15%, 06/02/22 †	3,079,146
208,751	5.20%, 06/01/20	5,277,225
206,663	5.38%, 06/01/20	5,276,106
125,250	5.40%, 01/20/21 †	3,218,925
118,988	5.60%, 03/11/24	3,259,081
134,430	RLJ Lodging Trust 1.95%, Perpetual Maturity	2,948,050
	Two Harbors Investment Corp.
123,163	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 †	2,351,182
120,032	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	2,370,632
322,220	VEREIT, Inc. 6.70%, 06/01/20 †	7,910,501
	Vornado Realty Trust
133,392	5.25%, 12/13/22 †	2,978,643
125,250	5.40%, 06/01/20 †	2,887,012
125,250	5.70%, 06/01/20 †	3,081,150
		146,171,502
Number of Shares		Value

Reinsurance: 4.5%
	Aspen Insurance Holdings Ltd.
104,375	5.63%, 10/01/24 †	$2,482,037
104,375	5.63%, 01/01/27	2,492,475
114,813	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 †	2,778,475
229,626	Axis Capital Holdings Ltd. 5.50%, 11/07/21 †	5,653,392
122,681	PartnerRe Ltd. 7.25%, 04/29/21 †	3,167,623
	Reinsurance Group of America, Inc.
167,001	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56 †	4,261,866
167,001	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42 †	4,230,135
	RenaissanceRe Holdings Ltd.
114,813	5.38%, 06/01/20 †	2,896,732
104,375	5.75%, 06/30/23 †	2,696,006
		30,658,741
Technology: 0.4%
177,438	Pitney Bowes, Inc. 6.70%, 03/07/43 †	3,014,672
Utilities: 40.7%
104,375	Alabama Power Co. 5.00%, 10/01/22 †	2,787,856
168,044	American Electric Power Co., Inc. 6.13%, 03/15/22 †	8,536,635
204,054	CenterPoint Energy, Inc. 7.00%, 09/01/21 †	6,905,187
	CMS Energy Corp.
116,900	5.88%, 10/15/78 †	3,128,244
263,026	5.88%, 03/01/79 †	7,227,954
	Dominion Energy, Inc.
334,001	5.25%, 07/30/76 †	8,553,766
168,044	7.25%, 06/01/22	16,506,962
	DTE Energy Co.
167,001	5.25%, 12/01/77 †	4,265,206
125,250	5.38%, 06/01/76 †	3,148,785
116,900	6.00%, 12/15/76	3,075,639
271,376	6.25%, 11/01/22	11,343,517
	Duke Energy Corp.
208,751	5.13%, 01/15/73 †	5,266,788
208,751	5.63%, 09/15/78	5,650,890
417,502	5.75%, 06/15/24 †	11,518,880
171,176	Entergy Arkansas, LLC 4.88%, 09/01/66	4,364,988
112,725	Entergy Louisiana, LLC 4.88%, 09/01/66	2,898,160
108,550	Entergy Mississippi, LLC 4.90%, 10/01/66 †	2,810,359
112,725	Georgia Power Co. 5.00%, 10/01/77 †	2,991,721
	NextEra Energy Capital Holdings, Inc.
187,876	5.00%, 01/15/73 †	4,700,658
208,751	5.13%, 11/15/72 †	5,275,138
237,976	5.25%, 06/01/76 †	6,120,743
287,032	5.65%, 03/01/79 †	7,635,051

See Notes to Financial Statements

81

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Utilities: (continued)
	NextEra Energy, Inc.
313,126	4.87%, 09/01/22	$15,011,260
521,877	5.28%, 03/01/23	22,539,868
208,751	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 †	5,755,265
187,876	PPL Capital Funding, Inc. 5.90%, 04/30/73 †	4,721,324
167,001	SCE Trust II 5.10%, 06/01/20 †	3,911,163
114,813	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	2,755,512
135,688	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25	2,968,853
125,250	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 †	2,960,910
198,313	SCE Trust VI 5.00%, 06/26/22 †	4,368,835
	Sempra Energy
316,257	5.75%, 07/01/79	8,048,741
180,048	6.00%, 01/15/21	18,420,711
	Southern Co.
417,502	4.95%, 01/30/80 †	10,299,774
334,001	5.25%, 10/01/76 †	8,533,726
187,876	5.25%, 12/01/77 †	4,905,442
417,502	6.25%, 10/15/75 †	10,708,926
360,095	6.75%, 08/01/22	17,046,897
104,375	Spire, Inc. 5.90%, 08/15/24	2,789,944
		280,460,278
Total Preferred Securities (Cost: $735,400,463)		689,002,410

Number Of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6% (Cost: $25,140,110)
Money Market Fund: 3.6%
25,140,110	State Street Navigator Securities Lending Government Money Market Portfolio 0.00%,	$25,140,110
Total Investments: 103.6% (Cost: $760,540,573)		714,142,520
Liabilities in excess of other assets: (3.6)%		(25,113,481)
NET ASSETS: 100.0%		$689,029,039

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $25,621,546.

See Notes to Financial Statements

82

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.2%	$8,189,013
Communications	15.4	105,868,534
Consumer, Cyclical	2.2	15,336,044
Consumer, Non-cyclical	6.2	42,516,883
Energy	6.2	42,967,596
Financial	0.4	2,863,006
Government	0.4	3,027,205
Industrial	1.2	7,928,936
Real Estate Investment Trusts	21.2	146,171,502
Reinsurance	4.5	30,658,741
Technology	0.4	3,014,672
Utilities	40.7	280,460,278
	100.0%	$689,002,410

The summary of inputs used to value the Fund’s investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$689,002,410	$—	$—	$689,002,410
Money Market Fund	25,140,110	—	—	25,140,110
Total	$714,142,520	$—	$—	$714,142,520

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

83

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2020

	BDC Income ETF	ChinaAMC China Bond ETF		Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$168,975,255	$4,028,887		$14,351,715	$299,641,684
Short-term investments held as collateral for securities loaned (3)	30,552,143	—		533,661	18,058,008
Cash	250,559	11,438		54,314	4,903,096
Cash denominated in foreign currency, at value (4)	—	422,010	(a)	47,479	—
Receivables:
Investment securities sold	2,686,262	—		—	14,481,163
Shares of beneficial interest sold	543,257	—		—	—
Due from Adviser	—	12,359		15,578	—
Dividends and interest	694,644	83,736		220,992	5,411,611
Prepaid expenses	1,411	261		308	1,646
Total assets	203,703,531	4,558,691		15,224,047	342,497,208

Liabilities:
Payables:
Investment securities purchased	542,977	—		—	16,132,226
Collateral for securities loaned	30,552,143	—		533,661	18,058,008
Line of credit	—	—		—	—
Shares of beneficial interest redeemed	2,686,618	—		—	—
Due to Adviser	38,961	—		—	72,367
Deferred Trustee fees	16,110	284		971	21,370
Accrued expenses	67,719	80,004		96,016	120,478
Total liabilities	33,904,528	80,288		630,648	34,404,449
NET ASSETS	$169,799,003	$4,478,403		$14,593,399	$308,092,759
Shares outstanding	15,800,000	200,000		750,000	15,000,000
Net asset value, redemption and offering price per share	$10.75	$22.39		$19.46	$20.54
Net Assets consist of:
Aggregate paid in capital	$291,088,761	$4,762,226		$17,531,402	$401,853,612
Total distributable earnings (loss)	(121,289,758)		(283,823)	(2,938,003)	(93,760,853)
NET ASSETS	$169,799,003	$4,478,403		$14,593,399	$308,092,759
(1) Value of securities on loan	$43,289,505	$—		$532,095	$21,642,273
(2) Cost of investments	$250,326,074	$4,202,770		$15,291,643	$346,960,890
(3) Cost of short-term investments held as collateral for securities loaned	$30,552,143	$—		$533,661	$18,058,008
(4) Cost of cash denominated in foreign currency	$—	$423,637		$49,017	$—

(a)	Includes $611 of foreign investor minimum settlement reserve funds (See Note 2H)

See Notes to Financial Statements

84

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$1,656,942,225	$31,985,744	$87,090,385	$458,123,284	$3,272,559,996	$119,209,590	$689,002,410
92,476,554	1,754,659	6,558,697	10,221,068	—	8,403,640	25,140,110
12,564,680	57,872	433,719	1,924,864	3,717,978	20	4,008,826
—	—	138,949	—	4,167,191	—	—

517,546,072	213,632	4,734,340	3,710,515	189,145,760	—	22,429,568
—	—	—	—	4,570	5,336,810	—
—	14,424	—	—	—	—	—
24,308,618	255,081	1,412,495	1,296,496	66,030,876	398,918	2,584,776
4,545	337	911	3,064	21,190	1,276	6,968
2,303,842,694	34,281,749	100,369,496	475,279,291	3,535,647,561	133,350,254	743,172,658

528,023,142	251,399	4,823,773	3,491,326	195,038,755	5,367,858	28,694,783
92,476,554	1,754,659	6,558,697	10,221,068	—	8,403,640	25,140,110
—	—	—	—	—	159,020	—
—	—	—	—	—	—	—
425,826	—	1,137	36,009	898,670	26,755	202,308
87,663	1,687	7,362	32,655	306,106	13,223	49,215
37,922	48,724	145,327	81,776	899,916	76,285	57,203
621,051,107	2,056,469	11,536,296	13,862,834	197,143,447	14,046,781	54,143,619
$1,682,791,587	$32,225,280	$88,833,200	$461,416,457	$3,338,504,114	$119,303,473	$689,029,039
62,700,000	1,200,000	4,000,000	18,750,000	113,722,682	10,450,000	37,800,000

$26.84	$26.85	$22.21	$24.61	$29.36	$11.42	$18.23

$1,871,490,389	$31,803,093	$109,397,677	$472,492,786	$4,195,956,970	$258,290,129	$783,812,887
(188,698,802)	422,187	(20,564,477)	(11,076,329)	(857,452,856)	(138,986,656)	(94,783,848)
$1,682,791,587	$32,225,280	$88,833,200	$461,416,457	$3,338,504,114	$119,303,473	$689,029,039
$87,531,587	$2,000,965	$6,920,073	$12,017,753	$—	$21,796,755	$25,621,546
$1,731,558,534	$31,425,774	$98,076,773	$468,579,786	$3,717,567,431	$210,745,039	$735,400,463
$92,476,554	$1,754,659	$6,558,697	$10,221,068	$—	$8,403,640	$25,140,110
$—	$—	$137,812	$—	$4,094,768	$—	$—

See Notes to Financial Statements

85

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2020

	BDC Income ETF	ChinaAMC China Bond ETF	Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF

Income:
Dividends	$21,833,973	$83	$396		$16,887
Interest	1,826	196,798	764,432		20,816,852
Securities lending income	611,110	—	511		80,091
Foreign taxes withheld	—	—		(7,666)	—
Total income	22,446,909	196,881	757,673		20,913,830

Expenses:
Management fees	866,413	17,787	51,998		1,268,560
Professional fees	71,186	80,876	80,288		77,100
Custodian fees	5,671	2,528	25,178		35,418
Fund accounting fees	26,365	20,887	26,855		46,577
Reports to shareholders	34,571	14,170	15,749		29,784
IOPV fees	4,982	11,546	11,546		11,546
Trustees’ fees and expenses	5,768	161	564		12,086
Registration fees	7,036	4,985	4,995		5,723
Transfer agent fees	2,393	2,393	2,393		2,393
Insurance	4,690	1,268	1,330		5,204
Interest	12,305	—	349		—
Other	3,166	509	807		1,192
Total expenses	1,044,546	157,110	222,052		1,495,583
Waiver of management fees	(165,099)	(17,787)		(51,998)	(226,035)
Expenses assumed by the Adviser	—	(117,084)		(117,697)	—
Net expenses	879,447	22,239	52,357		1,269,548
Net investment income	21,567,462	174,642	705,316		19,644,282

Net realized gain (loss) on:
Investments	(19,360,854)	(76,414)	(203,385	)(a)	(5,547,493)
Capital gain distributions received	190,262	—	—		—
In-kind redemptions	3,837,572	—	—		(3,241,764)
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,939)		(8,941)	—
Net realized gain (loss)	(15,333,020)	(78,353)		(212,326)	(8,789,257)

Net change in unrealized appreciation (depreciation) on:
Investments	(74,503,250)	(17,313)	(689,551	)(b)	(38,751,872)
Foreign currency transactions and foreign denominated assets and liabilities	—	(2,533)		(6,351)	—
Net change in unrealized appreciation (depreciation)	(74,503,250)	(19,846)		(695,902)	(38,751,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,268,808)	$76,443		$(202,912)	$(27,896,847)

(a)	Net of foreign taxes of $530
(b)	Net of foreign taxes of $193
(c)	Net of foreign taxes of $596,851
(d)	Net of foreign taxes of $315,649

See Notes to Financial Statements

86

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$62,596	$1,949	$3,415	$7,552	$67,462		$13,090,865	$39,920,864
74,873,063	666,460	6,063,897	14,354,111	301,195,478		832	9,085
696,834	629	44,903	11,062	309,535		39,994	471,345
—	—	—	—	(4,652,882)		—	—
75,632,493	669,038	6,112,215	14,372,725	296,919,593		13,131,691	40,401,294

5,297,274	97,108	439,036	1,770,125	12,637,396		738,169	2,779,281
72,210	64,425	77,407	61,655	89,909		75,395	79,952
47,859	19,644	69,276	40,618	2,645,013		1,913	11,369
56,289	24,244	42,105	43,833	186,386		25,942	40,265
120,285	5,636	20,700	48,790	929,285		32,649	62,815
11,546	11,210	11,546	11,546	11,546		4,620	4,967
47,603	1,036	5,353	16,483	126,218		4,759	22,581
19,275	1,907	5,483	7,897	23,160		6,391	11,238
2,397	2,392	2,393	2,393	2,393		2,393	2,393
11,344	1,375	3,169	8,666	48,957		4,484	12,641
3,026	344	163	594	2,175		27,472	38,648
19,640	1,803	2,895	9,595	97,857		2,397	8,377
5,708,748	231,124	679,526	2,022,195	16,800,295		926,584	3,074,527
(1,063,209)	(97,108)	(240,655)	(1,313,517)	(2,773,632)		(160,577)	(256,042)
—	(69,200)	—	—	—		—	—
4,645,539	64,816	438,871	708,678	14,026,663		766,007	2,818,485
70,986,954	604,222	5,673,344	13,664,047	282,892,930		12,365,684	37,582,809

(122,475,634)	(24,850)	(1,708,034)	(837,733)	(434,007,205	)(c)	(12,266,242)	(7,191,772)
—	—	—	—	—		1,137,573	395,875
20,975,732	486,303	(1,408,752)	(2,756,385)	22,511,708		1,094,987	(5,338,161)

—	(50,153)	(44,495)	—	(17,927,391)		—	—
(101,499,902)	411,300	(3,161,281)	(3,594,118)	(429,422,888)		(10,033,682)	(12,134,058)

(55,587,496)	576,526	(7,585,087)	(9,868,517)	(57,139,955	)(d)	(97,091,800)	(43,552,343)

—	95	(10,312)	—	(636,011)		—	—
(55,587,496)	576,621	(7,595,399)	(9,868,517)	(57,775,966)		(97,091,800)	(43,552,343)
$(86,100,444)	$1,592,143	$(5,083,336)	$201,412	$(204,305,924)		$(94,759,798)	$(18,103,592)

See Notes to Financial Statements

87

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

Operations:
Net investment income	$21,567,462	$19,246,145	$174,642	$150,533
Net realized loss	(15,333,020)	(5,257,411)	(78,353)	(54,170)
Net change in unrealized appreciation (depreciation)	(74,503,250)	9,446,120	(19,846)	(195,992)
Net increase (decrease) in net assets resulting from operations	(68,268,808)	23,434,854	76,443	(99,629)

Distributions to shareholders:
Dividends and Distributions	(21,186,560)	(18,917,640)	(156,654)	(75,947)
Return of capital	—	—	(18,386)	(75,613)
Total Dividends and Distributions	(21,186,560)	(18,917,640)	(175,040)	(151,560)

Share transactions**:
Proceeds from sale of shares	101,879,369	59,854,177	—	—
Cost of shares redeemed	(49,439,986)	(35,482,112)	—	—
Increase (decrease) in net assets resulting from share transactions	52,439,383	24,372,065	—	—
Total increase (decrease) in net assets	(37,015,985)	28,889,279	(98,597)	(251,189)
Net Assets, beginning of year	206,814,988	177,925,709	4,577,000	4,828,189
Net Assets, end of year	$169,799,003	$206,814,988	$4,478,403	$4,577,000

** Shares of Common Stock Issued (no par value)
Shares sold	6,750,000	3,650,000	—	—
Shares redeemed	(3,450,000)	(2,200,000)	—	—
Net increase (decrease)	3,300,000	1,450,000	—	—

See Notes to Financial Statements

88

Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

$705,316	$857,111	$19,644,282	$16,670,176	$70,986,954	$58,811,261
(212,326)	(396,797)	(8,789,257)	(7,194,136)	(101,499,902)	(4,231,620)
(695,902)	408,143	(38,751,872)	(1,919,555)	(55,587,496)	(12,960,329)

(202,912)	868,457	(27,896,847)	7,556,485	(86,100,444)	41,619,312

(604,973)	(396,164)	(19,713,460)	(17,159,220)	(69,209,400)	(57,221,575)
(105,837)	(424,256)	—	—	—	—
(710,810)	(820,420)	(19,713,460)	(17,159,220)	(69,209,400)	(57,221,575)

949,367	16,223,578	122,700,933	4,642,504	1,381,802,023	211,481,227
—	(16,706,509)	(28,453,692)	(105,262,054)	(519,616,958)	(443,069,325)

949,367	(482,931)	94,247,241	(100,619,550)	862,185,065	(231,588,098)
35,645	(434,894)	46,636,934	(110,222,285)	706,875,221	(247,190,361)
14,557,754	14,992,648	261,455,825	371,678,110	975,916,366	1,223,106,727
$14,593,399	$14,557,754	$308,092,759	$261,455,825	$1,682,791,587	$975,916,366

50,000	800,000	5,200,000	200,000	47,150,000	7,450,000
—	(800,000)	(1,400,000)	(4,600,000)	(18,100,000)	(15,700,000)
50,000	—	3,800,000	(4,400,000)	29,050,000	(8,250,000)

See Notes to Financial Statements

89

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Green Bond ETF		International High Yield Bond ETF
	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

Operations:
Net investment income	$604,222	$297,923	$5,673,344	$6,483,850
Net realized gain (loss)	411,300	(234,572)	(3,161,281)	(2,805,333)
Net change in unrealized appreciation (depreciation)	576,621	(238,117)	(7,595,399)	(2,601,796)
Net increase (decrease) in net assets resulting from operations	1,592,143	(174,766)	(5,083,336)	1,076,721

Distributions to shareholders:
Dividends and Distributions	(518,700)	(250,504)	(5,231,217)	(6,138,316)
Return of capital	(119,670)	(43,266)	(396,663)	(272,224)
Total Dividends and Distributions	(638,370)	(293,770)	(5,627,880)	(6,410,540)

Share transactions**:
Proceeds from sale of shares	8,084,836	9,085,096	9,904,641	14,757,781
Cost of shares redeemed	(2,683,565)	—	(23,238,685)	(67,903,985)
Increase (decrease) in net assets resulting from share transactions	5,401,271	9,085,096	(13,334,044)	(53,146,204)
Total increase (decrease) in net assets	6,355,044	8,616,560	(24,045,260)	(58,480,023)
Net Assets, beginning of year	25,870,236	17,253,676	112,878,460	171,358,483
Net Assets, end of year	$32,225,280	$25,870,236	$88,833,200	$112,878,460

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	350,000	400,000	600,000
Shares redeemed	(100,000)	—	(1,000,000)	(2,800,000)
Net increase (decrease)	200,000	350,000	(600,000)	(2,200,000)

(a)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 11).

See Notes to Financial Statements

90

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF (a)		Mortgage REIT Income ETF
Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2020	Year Ended April 30, 2019

$13,664,047	$16,691,838	$282,892,930	$300,418,671	$12,365,684	$10,683,000
(3,594,118)	(1,582,030)	(429,422,888)	(295,066,252)	(10,033,682)	(5,658,405)
(9,868,517)	(2,144,191)	(57,775,966)	(340,630,530)	(97,091,800)	11,882,468

201,412	12,965,617	(204,305,924)	(335,278,111)	(94,759,798)	16,907,063

(14,425,000)	(16,008,835)	(70,848,577)	(187,663,587)	(12,368,685)	(10,684,627)
—	—	(210,852,975)	(113,204,112)	(2,747,765)	(185,563)
(14,425,000)	(16,008,835)	(281,701,552)	(300,867,699)	(15,116,450)	(10,870,190)

44,286,437	379,873,713	512,534,822	1,498,892,254	83,580,336	43,069,583
(110,153,612)	(212,522,242)	(2,019,935,636)	(1,175,872,435)	(29,272,023)	(5,967,010)

(65,867,175)	167,351,471	(1,507,400,814)	323,019,819	54,308,313	37,102,573
(80,090,763)	164,308,253	(1,993,408,290)	(313,125,991)	(55,567,935)	43,139,446
541,507,220	377,198,967	5,331,912,404	5,645,038,395	174,871,408	131,731,962
$461,416,457	$541,507,220	$3,338,504,114	$5,331,912,404	$119,303,473	$174,871,408

1,750,000	15,050,000	15,300,000	44,600,000	4,500,000	1,850,000
(4,450,000)	(8,500,000)	(62,600,000)	(33,877,318)	(1,450,000)	(250,000)
(2,700,000)	6,550,000	(47,300,000)	10,722,682	3,050,000	1,600,000

See Notes to Financial Statements

91

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF
	Year Ended April 30, 2020	Year Ended April 30, 2019

Operations:
Net investment income	$37,582,809	$31,486,896
Net realized loss	(12,134,058)	(15,492,893)
Net change in unrealized appreciation (depreciation)	(43,552,343)	22,841,710
Net increase (decrease) in net assets resulting from operations	(18,103,592)	38,835,713

Distributions to shareholders:
Dividends and Distributions	(38,840,821)	(32,627,855)

Share transactions**:
Proceeds from sale of shares	211,329,479	115,390,399
Cost of shares redeemed	(49,472,034)	(35,730,391)
Increase in net assets resulting from share transactions	161,857,445	79,660,008
Total increase in net assets	104,913,032	85,867,866
Net Assets, beginning of year	584,116,007	498,248,141
Net Assets, end of year	$689,029,039	$584,116,007

** Shares of Common Stock Issued (no par value)
Shares sold	10,600,000	6,000,000
Shares redeemed	(2,950,000)	(1,950,000)
Net increase	7,650,000	4,050,000

See Notes to Financial Statements

92

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	BDC Income ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$16.55	$16.10	$19.17	$16.43	$18.56
Income from investment operations:
Net investment income	1.54 (a)	1.59 (a)	1.52 (a)	1.54	1.59
Net realized and unrealized gain (loss) on investments	(5.86)	0.41	(3.04)	2.67	(2.20)
Total from investment operations	(4.32)	2.00	(1.52)	4.21	(0.61)
Less:
Dividends from net investment income	(1.48)	(1.55)	(1.55)	(1.47)	(1.52)
Net asset value, end of year	$10.75	$16.55	$16.10	$19.17	$16.43
Total return (b)	(27.77)%	13.27%	(8.08)%	26.67%	(2.98)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$169,799	$206,815	$177,926	$183,067	$85,454
Ratio of gross expenses to average net assets	0.48%	0.47%	0.49%	0.52%	0.58%
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	9.95%	9.73%	8.85%	9.12%	9.87%
Portfolio turnover rate (c)	22%	13%	19%	23%	23%

	ChinaAMC China Bond ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$22.89	$24.14	$22.16	$24.28	$24.94
Income from investment operations:
Net investment income	0.87 (a)	0.75 (a)	0.74 (a)	0.21	0.70
Net realized and unrealized gain (loss) on investments	(0.49)	(1.24)	2.07	(1.64)	(0.65)
Total from investment operations	0.38	(0.49)	2.81	(1.43)	0.05
Less:
Dividends from net investment income	(0.79)	(0.38)	—	—	(0.37)
Return of capital	(0.09)	(0.38)	(0.83)	(0.69)	(0.34)
Total dividends and distributions	(0.88)	(0.76)	(0.83)	(0.69)	(0.71)
Net asset value, end of year	$22.39	$22.89	$24.14	$22.16	$24.28
Total return (b)	1.76%	(1.98)%	12.94%	(6.00)%	0.20%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$4,478	$4,577	$4,828	$6,649	$12,140
Ratio of gross expenses to average net assets	3.53%	2.25%	2.59%	1.90%	1.12%
Ratio of net expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net expenses to average net assets excluding interest expense	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.93%	3.29%	3.21%	3.04%	2.88%
Portfolio turnover rate (c)	21%	22%	39%	9%	58%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

93

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Emerging Markets Aggregate Bond ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$20.80	$21.42	$21.64	$21.68	$22.41
Income from investment operations:
Net investment income	1.00 (a)	1.00 (a)	0.96 (a)	0.98	0.95
Net realized and unrealized loss on investments	(1.33)	(0.63)	(0.15)	(0.08)	(0.70)
Total from investment operations	(0.33)	0.37	0.81	0.90	0.25
Less:
Dividends from net investment income	(0.86)	(0.48)	(0.71)	(0.62)	(0.37)
Return of capital	(0.15)	(0.51)	(0.32)	(0.32)	(0.61)
Total dividends and distributions	(1.01)	(0.99)	(1.03)	(0.94)	(0.98)
Net asset value, end of year	$19.46	$20.80	$21.42	$21.64	$21.68
Total return (b)	(1.83)%	1.91%	3.78%	4.27%	1.33%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$14,593	$14,558	$14,993	$15,150	$15,179
Ratio of gross expenses to average net assets	1.49%	0.92%	1.12%	1.26%	1.21%
Ratio of net expenses to average net assets	0.35%	0.36%	0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.36%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.75%	4.85%	4.38%	4.60%	4.61%
Portfolio turnover rate (c)	12%	25%	20%	11%	13%

	Emerging Markets High Yield Bond ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$23.34	$23.83	$24.86	$23.37	$24.51
Income from investment operations:
Net investment income	1.42 (a)	1.33 (a)	1.33 (a)	1.46	1.64
Net realized and unrealized gain (loss) on investments	(2.77)	(0.46)	(1.01)	1.50	(1.13)
Total from investment operations	(1.35)	0.87	0.32	2.96	0.51
Less:
Dividends from net investment income	(1.45)	(1.36)	(1.35)	(1.47)	(1.65)
Net asset value, end of year	$20.54	$23.34	$23.83	$24.86	$23.37
Total return (b)	(6.27)%	3.93%	1.28%	13.04%	2.38%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$308,093	$261,456	$371,678	$372,926	$247,709
Ratio of gross expenses to average net assets	0.47%	0.46%	0.45%	0.47%	0.50%
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	6.19%	5.81%	5.43%	6.13%	6.93%
Portfolio turnover rate (c)	28%	27%	40%	39%	42%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

94

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$29.00	$29.19	$29.65	$27.14	$27.66
Income from investment operations:
Net investment income	1.54 (a)	1.64 (a)	1.54 (a)	1.56	1.39
Net realized and unrealized gain (loss) on investments	(2.16)	(0.24)	(0.40)	2.62	(0.51)
Total from investment operations	(0.62)	1.40	1.14	4.18	0.88
Less:
Dividends from net investment income	(1.54)	(1.59)	(1.51)	(1.58)	(1.34)
Distributions from net realized capital gains	—	—	(0.09)	(0.09)	(0.06)
Total dividends and distributions	(1.54)	(1.59)	(1.60)	(1.67)	(1.40)
Net asset value, end of year	$26.84	$29.00	$29.19	$29.65	$27.14
Total return (b)	(2.38)%	5.04%	3.86%	15.86%	3.59%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,682,792	$975,916	$1,223,107	$855,380	$145,182
Ratio of gross expenses to average net assets	0.43%	0.45%	0.44%	0.46%	0.65%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.40%
Ratio of net investment income to average net assets	5.35%	5.76%	5.16%	5.61%	6.27%
Portfolio turnover rate (c)	68%	29%	20%	32%	39%

	Green Bond ETF
	For the Year Ended April 30,			For the Period March 3, 2017 (d) through April 30,
	2020	2019	2018	2017
Net asset value, beginning of period	$25.87	$26.54	$25.44	$24.75
Income from investment operations:
Net investment income	0.58 (a)	0.34 (a)	0.29 (a)	0.04
Net realized and unrealized gain (loss) on investments	1.00	(0.68)	1.16	0.67
Total from investment operations	1.58	(0.34)	1.45	0.71
Less:
Dividends from net investment income	(0.50)	(0.29)	(0.35)		(0.02)
Distributions from net realized capital gains	—	—	0.00 (g)	—
Return of capital	(0.10)	(0.04)	—	—
Total dividends and distributions	(0.60)	(0.33)	(0.35)		(0.02)
Net asset value, end of period	$26.85	$25.87	$26.54	$25.44
Total return (b)	6.17%	(1.25)%	5.72%	2.86	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 32,225	$ 25,870	$ 17,254	$ 5,088
Ratio of gross expenses to average net assets	0.83%	1.02%	1.56%	5.49	%(f)
Ratio of net expenses to average net assets	0.23%	0.33%	0.40%	0.40	%(f)
Ratio of net expenses to average net assets excluding interest expense	0.23%	0.33%	0.40%	0.40	%(f)
Ratio of net investment income to average net assets	2.17%	1.32%	1.10%	1.03	%(f)
Portfolio turnover rate (c)	83%	28%	26%	0	%(e)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Commencement of operations
(e)	Not Annualized
(f)	Annualized
(g)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

95

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	International High Yield Bond ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$24.54	$25.20	$24.90	$24.20	$25.00
Income from investment operations:
Net investment income	1.26 (a)	1.13 (a)	1.07 (a)	1.24	1.30
Net realized and unrealized gain (loss) on investments	(2.33)	(0.65)	0.39	0.65	(0.80)
Total from investment operations	(1.07)	0.48	1.46	1.89	0.50
Less:
Dividends from net investment income	(1.17)	(1.08)	(1.02)	(0.83)	(1.00)
Return of capital	(0.09)	(0.06)	(0.14)	(0.36)	(0.30)
Total dividends and distributions	(1.26)	(1.14)	(1.16)	(1.19)	(1.30)
Net asset value, end of year	$22.21	$24.54	$25.20	$24.90	$24.20
Total return (b)	(4.67)%	2.08%	5.91%	8.04%	2.29%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$88,833	$112,878	$171,358	$129,478	$130,686
Ratio of gross expenses to average net assets	0.62%	0.54%	0.52%	0.54%	0.61%
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.17%	4.66%	4.19%	4.95%	5.48%
Portfolio turnover rate (c)	37%	32%	41%	34%	20%

	Investment Grade Floating Rate ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$25.25	$25.32	$25.14	$24.77	$24.94
Income from investment operations:
Net investment income	0.68 (a)	0.77 (a)	0.52 (a)	0.33	0.20
Net realized and unrealized gain (loss) on investments	(0.61)	(0.10)	0.13	0.36	(0.18)
Total from investment operations	0.07	0.67	0.65	0.69	0.02
Less:
Dividends from net investment income	(0.71)	(0.74)	(0.47)	(0.32)	(0.19)
Distributions from net realized capital gains	—	—	—	—	—
Total dividends and distributions	(0.71)	(0.74)	(0.47)	(0.32)	(0.19)
Net asset value, end of year	$24.61	$25.25	$25.32	$25.14	$24.77
Total return (b)	0.26%	2.71%	2.59%	2.80%	0.10%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$461,416	$541,507	$377,199	$148,322	$79,273
Ratio of gross expenses to average net assets	0.40%	0.40%	0.41%	0.46%	0.48%
Ratio of net expenses to average net assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of net expenses to average net assets excluding interest expense	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	2.70%	3.05%	2.06%	1.40%	0.81%
Portfolio turnover rate (c)	40%	30%	28%	46%	36%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

96

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	J.P. Morgan EM Local Currency Bond ETF #
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$33.11	$37.56	$37.24	$37.90	$41.10
Income from investment operations:
Net investment income	2.00 (a)	2.14 (a)	2.18 (a)	2.56	2.08 (a)
Net realized and unrealized gain (loss) on investments	(3.75)	(4.45)	0.40	(1.34)	(3.24)
Total from investment operations	(1.75)	(2.31)	2.58	1.22	(1.16)
Less:
Dividends from net investment income	(0.48)	(1.36)	(1.98)	(0.60)	—
Return of capital	(1.52)	(0.78)	(0.28)	(1.28)	(2.04)
Total dividends and distributions	(2.00)	(2.14)	(2.26)	(1.88)	(2.04)
Net asset value, end of year	$29.36	$33.11	$37.56	$37.24	$37.90
Total return (b)	(5.79)%	(6.05)%	7.05%	3.41%	(2.47)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$3,338,504	$5,331,912	$5,645,038	$3,354,751	$1,489,642
Ratio of gross expenses to average net assets	0.36%	0.41%	0.46%	0.48%	0.51%
Ratio of net expenses to average net assets	0.30%	0.31%	0.44%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.30%	0.31%	0.44%	0.47%	0.47%
Ratio of net investment income to average net assets	6.05%	6.35%	5.69%	5.60%	5.69%
Portfolio turnover rate (c)	39%	36%	28%	37%	34%

	Mortgage REIT Income ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$23.63	$22.71	$24.49	$20.03	$23.59
Income from investment operations:
Net investment income	1.45 (a)	1.68 (a)	1.70 (a)	1.81	2.12
Net realized and unrealized gain (loss) on investments	(11.90)	0.94	(1.59)	4.38	(3.71)
Total from investment operations	(10.45)	2.62	0.11	6.19	(1.59)
Less:
Dividends from net investment income	(1.45)	(1.67)	(1.81)	(1.73)	(1.90)
Return of capital	(0.31)	(0.03)	(0.08)	—	(0.07)
Total dividends and distributions	(1.76)	(1.70)	(1.89)	(1.73)	(1.97)
Net asset value, end of year	$11.42	$23.63	$22.71	$24.49	$20.03
Total return (b)	(46.63)%	12.00%	0.32%	32.15%	(6.66)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$ 119,303	$ 174,871	$ 131,732	$ 148,143	$ 96,150
Ratio of gross expenses to average net assets	0.50%	0.49%	0.49%	0.54%	0.57%
Ratio of net expenses to average net assets	0.41%	0.42%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	6.70%	7.19%	7.13%	8.25%	10.27%
Portfolio turnover rate (c)	16%	35%	21%	24%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 11). Per share data prior to October 26, 2018 has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

97

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Preferred Securities ex Financials ETF
	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$19.37	$19.09	$20.12	$20.34	$20.75
Income from investment operations:
Net investment income	1.06 (a)	1.13 (a)	1.10 (a)	1.15	1.20
Net realized and unrealized gain (loss) on investments	(1.12)	0.32	(0.98)	(0.19)	(0.48)
Total from investment operations	(0.06)	1.45	0.12	0.96	0.72
Less:
Dividends from net investment income	(1.08)	(1.17)	(1.14)	(1.18)	(1.13)
Return of capital	—	—	(0.01)	—	—
Total dividends and distributions	(1.08)	(1.17)	(1.15)	(1.18)	(1.13)
Net asset value, end of year	$18.23	$19.37	$19.09	$20.12	$20.34
Total return (b)	(0.54)%	7.90%	0.57%	4.88%	3.77%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$ 689,029	$ 584,116	$ 498,248	$ 437,716	$ 310,138
Ratio of gross expenses to average net assets	0.44%	0.46%	0.45%	0.46%	0.49%
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.41%	5.92%	5.57%	5.70%	6.05%
Portfolio turnover rate (c)	45%	31%	47%	31%	27%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

98

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2020

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification
BDC Income ETF (“BDC Income”)	Diversified
ChinaAMC China Bond ETF (“ChinaAMC China Bond”)	Non-Diversified
Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”)	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
Investment Grade Floating Rate ETF (“Investment Grade”)	Non-Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date, and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are
99

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NOTES TO FINANCIAL STATEMENTS

(continued)

approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
100

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If not exercised prior to the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at April 30, 2020, if any, are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at April 30, 2020 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

At April 30, 2020, ChinaAMC China Bond included $611 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2020, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

101

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NOTES TO FINANCIAL STATEMENTS

(continued)

The expense limitations and management fee rates for the year ended April 30, 2020 are as follows:

Fund	Expense Limitations	Management Fees
BDC Income	0.40%	0.40%
ChinaAMC China Bond	0.50	0.40
Emerging Markets Aggregate	0.35	0.35
Emerging Markets High Yield	0.40	0.40
Fallen Angel	0.35	0.40
Green Bond*	0.20	0.35
International High Yield	0.40	0.40
Investment Grade	0.14	0.35
J.P. Morgan EM	0.30	0.27
Mortgage REIT	0.40	0.40
Preferred Securities	0.40	0.40
*	Effective September 1, 2019 the expense limitation for Green Bond was reduced from 0.30% to 0.20%

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At April 30, 2020, the Adviser owned approximately 45%, 8%, and 1% of Emerging Markets Aggregate, Green Bond, and Investment Grade respectively.

Effective November 4, 2019, State Street Bank and Trust Company is the Funds’ custodian, securities lending agent and transfer agent. Prior to November 4, 2019, Bank of New York Mellon provided these services to the Funds.

For the year ended April 30, 2020, there were offsets to custodian fees under an expense offset agreement and these amounts are reflected in custody expense in the Statements of Operations.

Note 4—Capital Share Transactions—As of April 30, 2020, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond	50,000
International High Yield	200,000
Investment Grade	50,000
J.P. Morgan EM	100,000
Mortgage REIT	50,000
Preferred Securities	50,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

102

Note 5—Investments—For the year ended April 30, 2020, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$48,801,602	$47,919,691	$99,708,039	$47,655,863
ChinaAMC China Bond	883,562	1,179,762	—	—
Emerging Markets Aggregate	2,658,008	1,721,254	1,004	—
Emerging Markets High Yield	200,921,810	85,055,751	4,607,789	29,195,956
Fallen Angel	1,603,420,993	890,232,808	679,444,336	534,724,225
Green Bond	31,014,274	23,025,712	500,629	3,156,144
International High Yield	48,481,173	39,154,900	489,826	22,976,231
Investment Grade	219,229,295	202,199,864	29,099,767	112,533,403
J.P. Morgan EM	1,778,312,469	2,124,853,812	271,993,750	1,402,466,235
Mortgage REIT	32,192,611	29,691,864	71,353,752	17,049,933
Preferred Securities	310,976,575	312,108,966	210,321,207	48,433,135

During the year ended April 30, 2020, certain Funds engaged in purchases and sales of investments with funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These purchase and sale transactions complied with Rule 17a-7 under the Act and aggregated as follows: Emerging Markets High Yield sales of $212,876, Fallen Angel purchases of $119,599, International High Yield sales of $119,599 and J.P. Morgan EM sales of $432,838.

Note 6—Income Taxes—As of April 30, 2020, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$282,652,477	$3,521,016	$(86,646,095)	$(83,125,079)
ChinaAMC China Bond	4,202,770	5,074	(178,957)	(173,883)
Emerging Markets Aggregate	15,833,292	555,907	(1,503,823)	(947,916)
Emerging Markets High Yield	365,380,750	2,037,204	(49,718,262)	(47,681,058)
Fallen Angel	1,831,259,447	30,959,177	(112,799,845)	(81,840,668)
Green Bond	33,184,488	967,597	(411,682)	555,915
International High Yield	104,783,752	626,712	(11,761,382)	(11,134,670)
Investment Grade	479,015,617	257,092	(10,928,357)	(10,671,265)
J.P. Morgan EM	3,788,015,128	45,400,236	(560,855,368)	(515,455,132)
Mortgage REIT	220,586,047	5,071,989	(98,044,806)	(92,972,817)
Preferred Securities	766,805,825	7,492,401	(60,155,706)	(52,663,305)

At April 30, 2020, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
BDC Income	$791,739	$(38,940,307)	$—	$(16,111)	$(83,125,079)	$(121,289,758)
ChinaAMC China Bond	—	(44,899)	(62,994)	(284)	(175,646)	(283,823)
Emerging Markets Aggregate	—	(1,954,579)	(24,288)	(970)	(958,166)	(2,938,003)
Emerging Markets High Yield	1,650,334	(47,708,759)	—	(21,370)	(47,681,058)	(93,760,853)
Fallen Angel	7,096,605	(113,867,077)	—	(87,664)	(81,840,666)	(188,698,802)
Green Bond	—	—	(132,041)	(1,687)	555,915	422,187
International High Yield	—	(8,924,171)	(501,831)	(7,363)	(11,131,112)	(20,564,477)
Investment Grade	819,230	(1,191,639)	—	(32,655)	(10,671,265)	(11,076,329)
J.P. Morgan EM	—	(167,939,331)	(168,495,696)	(306,105)	(520,711,723)	(857,452,855)
Mortgage REIT	—	(46,000,616)	—	(13,223)	(92,972,817)	(138,986,656)
Preferred Securities	611,409	(40,503,072)	—	(2,228,880)	(52,663,305)	(94,783,848)
*	Post-October losses represent certain ordinary specified and /or capital losses incurred after October 31, 2019. These losses are deemed to arise on the first day of the Funds’ next taxable year.
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NOTES TO FINANCIAL STATEMENTS

(continued)

The tax character of dividends paid to shareholders was as follows:

	April 30, 2020		April 30, 2019
Fund	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
BDC Income	$21,186,560	$—	$18,917,640	$—
ChinaAMC China Bond	156,654	18,386	75,947	75,613
Emerging Markets Aggregate	604,973	105,837	396,164	424,256
Emerging Markets High Yield	19,713,460	—	17,159,220	—
Fallen Angel	69,209,400	—	57,221,575	—
Green Bond	518,700	119,670	250,504	43,266
International High Yield	5,231,217	396,663	6,138,316	272,224
Investment Grade	14,425,000	—	16,008,835	—
J.P. Morgan EM	70,848,577	210,852,975	187,663,587	113,204,112
Mortgage REIT	12,368,685	2,747,765	10,684,627	185,563
Preferred Securities	38,840,820	—	32,627,855	—

At April 30, 2020, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(11,393,066)	$(27,547,241)	$(38,940,307)
ChinaAMC China Bond	(26,183)	(18,716)	(44,899)
Emerging Markets Aggregate	(1,617,568)	(337,011)	(1,954,579)
Emerging Markets High Yield	(10,137,637)	(37,571,122)	(47,708,759)
Fallen Angel	(45,845,939)	(68,021,138)	(113,867,077)
International High Yield	(782,218)	(8,141,953)	(8,924,171)
Investment Grade	(584,121)	(607,518)	(1,191,639)
J.P. Morgan EM	(55,911,420)	(112,027,911)	(167,939,331)
Mortgage REIT	(11,073,830)	(34,926,786)	(46,000,616)
Preferred Securities	(10,716,855)	(29,786,217)	(40,503,072)

During the year ended April 30, 2020, Green Bond and Preferred Securities utilized $147,348 and $272,082, respectively of their capital loss carryforwards available from prior years.

During the year ended April 30, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the following Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(3,293,734)	$3,293,734
Emerging Markets High Yield	3,283,558	(3,283,558)
Fallen Angel	(15,609,482)	15,609,482
Green Bond	(486,218)	486,218
International High Yield	1,411,098	(1,411,098)
Investment Grade	2,771,872	(2,771,872)
J.P. Morgan EM	39,716,795	(39,716,795)
Mortgage REIT	(973,276)	973,276
Preferred Securities	5,733,078	(5,733,078)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

104

However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2020, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”).

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to ChinaAMC China Bond and its shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and begin collecting WHT, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on ChinaAMC China Bond’s return could be substantial. ChinaAMC China Bond may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to its investments.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

105

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investment Grade, Green Bond, Preferred Securities and International High Yield invest in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which the Funds invest cannot yet be determined.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

As a result of certain events the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Funds. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments

106

requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at April 30, 2020 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of April 30, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$43,289,505	$30,552,143	$15,398,184	$45,950,327
Emerging Markets Aggregate	532,095	533,661	8,850	542,511
Emerging Markets High Yield	21,642,273	18,058,008	4,416,112	22,474,120
Fallen Angel	87,531,587	92,476,554	1,016,302	93,492,856
Green Bond	2,000,965	1,754,659	296,211	2,050,870
International High Yield	6,920,073	6,558,697	479,146	7,037,843
Investment Grade	12,017,753	10,221,068	2,076,642	12,297,710
Mortgage REIT	21,796,755	8,403,640	15,170,664	23,574,304
Preferred Securities	25,621,546	25,140,110	1,095,875	26,235,985

The following table presents money market fund investments held as collateral by type of security on loan as of April 30, 2020:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations
BDC Income	$—	$30,552,143	$—
Emerging Markets Aggregate	533,661	—	—
Emerging Markets High Yield	18,058,008	—	—
Fallen Angel	92,476,554	—	—
Green Bond	1,096,429	—	658,230
International High Yield	6,558,697	—	—
Investment Grade	10,221,068	—	—
Mortgage REIT	—	8,403,640	—
Preferred Securities	—	25,140,110	—
*	Remaining contractual maturity: overnight and continuous
107

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing for the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2020, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	252	$540,664	3.21%
Emerging Markets Aggregate	3	70,142	2.95
Fallen Angel	9	4,482,852	2.97
Green Bond	4	785,600	3.12
International High Yield	4	402,931	3.64
Investment Grade	5	1,364,473	2.97
J.P. Morgan EM	16	2,743,137	2.88
Mortgage REIT	276	1,136,240	3.20
Preferred Securities	197	2,205,896	3.16

Outstanding loan balances as of April 30, 2020, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split—The Board of Trustees of the Trust approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 12—Recent Accounting Pronouncements—The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management evaluated the additional requirements, not yet adopted, and they are not expected to have a material impact to the financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

Effective May 1, 2019, the Funds adopted Accounting Standards Update ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU 2017-08”), that shortened the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance has not changed the accounting for purchased callable debt securities held at a discount. Based on management’s evaluation, the adoption of the ASU 2017-08 had no material effect on the financial statements and related disclosures.

Note 13—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

108

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors BDC Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VanEck Vectors BDC Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF (collectively referred to as the “Funds”) (eleven of the series constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments, as of April 30, 2020, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting VanEck Vectors ETF Trust) at April 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the VanEck Vectors ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights

VanEck Vectors BDC Income ETF	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020

VanEck Vectors ChinaAMC China Bond ETF

VanEck Vectors Emerging Markets Aggregate Bond ETF

VanEck Vectors Emerging Markets High Yield Bond ETF

VanEck Vectors Fallen Angel High Yield Bond ETF

VanEck Vectors Green Bond ETF	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the period ended April 30, 2020 and the period from March 3, 2017 (commencement of operations) through April 30, 2017

VanEck Vectors International High Yield Bond ETF	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020

VanEck Vectors Investment Grade Floating Rate ETF

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF

VanEck Vectors Mortgage REIT Income ETF

VanEck Vectors Preferred Securities ex Financials ETF
109

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(continued)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from broker were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, New York
June 29, 2020

110

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

RETURN OF CAPITAL, FOREIGN SOURCE INCOME & FOREIGN TAX CREDITS

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2020 income tax purposes will be sent to them in early 2021. Please consult your tax advisor regarding the appropriate treatment of these distributions.

The Funds listed below paid distributions during the taxable year ended April 30, 2020 that were considered to be a return of capital.

A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should multiply the per share amount of each of the respective distributions by the number of shares held at each of the respective record dates.

Additionally, the Funds below have qualified to “pass-through” the foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. These deductions or credits may be subject to limitations under the tax law. The information below is provided to assist you in computing your foreign tax credit.

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income(a)	Return of Capital (Non Dividend) Distribution
ChinaAMC China Bond	CBON	06/07/2019	$0.096600	$0.096600	$—	$0.096600	100.00%	$—
		07/08/2019	0.047700	0.047700	—	0.047700	100.00%	—
		08/07/2019	0.073800	0.073800	—	0.073800	100.00%	—
		09/09/2019	0.071500	0.071500	—	0.071500	100.00%	—
		10/07/2019	0.091400	0.091400	—	0.091400	100.00%	—
		11/07/2019	0.070600	0.070600	—	0.070600	100.00%	—
		12/06/2019	0.084800	0.084800	—	0.084800	100.00%	—
		01/06/2020	0.070000	0.070000	—	0.070000	100.00%	—
		02/07/2020	0.070900	0.046355	—	0.046355	100.00%	0.024545
		03/06/2020	0.064900	0.042430	—	0.042430	100.00%	0.022470
		04/07/2020	0.066400	0.043410	—	0.043410	100.00%	0.022990
		04/30/2020	0.066600	0.043545	—	0.043545	100.00%	0.023055
ChinaAMC China Bond Total			$0.875200	$0.782140	$—	$0.782140	100.00%	$0.093060

Emerging Markets Aggregate	EMAG	06/07/2019	$0.093200	$0.093200	$—	$0.093200	100.00%	$—
		07/08/2019	0.077000	0.077000	—	0.077000	100.00%	—
		08/07/2019	0.086900	0.086900	—	0.086900	100.00%	—
		09/09/2019	0.087600	0.087600	—	0.087600	100.00%	—
		10/07/2019	0.084100	0.084100	—	0.084100	100.00%	—
		11/07/2019	0.084800	0.084800	—	0.084800	100.00%	—
		12/06/2019	0.086200	0.086200	—	0.086200	100.00%	—
		01/06/2020	0.088500	0.088500	—	0.088500	100.00%	—
		02/07/2020	0.087600	0.047114	0.003136	0.050250	100.00%	0.040486
		03/06/2020	0.082000	0.044102	0.002935	0.047037	100.00%	0.037898
		04/07/2020	0.084900	0.045662	0.003039	0.048701	100.00%	0.039238
		04/30/2020	0.067800	0.036465	0.002427	0.038892	100.00%	0.031335
Emerging Markets Aggregate Total			$1.010600	$0.861643	$0.011537	$0.873180	100.00%	$0.148957
111

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited) (continued)

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income(a)	Return of Capital (Non Dividend) Distribution
Emerging Markets High Yield	HYEM	05/07/2019	$0.116800	$0.116800	$—	$0.116800	96.84%	$—
		06/07/2019	0.141500	0.141500	—	0.141500	96.84%	—
		07/08/2019	0.118400	0.118400	—	0.118400	96.84%	—
		08/07/2019	0.121800	0.121800	—	0.121800	96.84%	—
		09/09/2019	0.121300	0.121300	—	0.121300	96.84%	—
		10/07/2019	0.121500	0.121500	—	0.121500	96.84%	—
		11/07/2019	0.120600	0.120600	—	0.120600	96.84%	—
		12/06/2019	0.114900	0.114900	—	0.114900	96.84%	—
		01/06/2020	0.122300	0.122300	—	0.122300	96.84%	—
		02/07/2020	0.112000	0.112000	—	0.112000	97.80%	—
		03/06/2020	0.109400	0.109400	—	0.109400	97.80%	—
		04/07/2020	0.131800	0.131800	—	0.131800	97.80%	—
Emerging Markets High Yield Total			$1.452300	$1.452300	$—	$1.452300	97.07%	$—

Green Bond	GRNB	05/07/2019	$0.027500	$0.027500	$—	$0.027500	97.29%	$—
		06/07/2019	0.029100	0.029100	—	0.029100	97.29%	—
		07/08/2019	0.028200	0.028200	—	0.028200	97.29%	—
		08/07/2019	0.027100	0.027100	—	0.027100	97.29%	—
		09/09/2019	0.027000	0.027000	—	0.027000	97.29%	—
		10/07/2019	0.057500	0.057500	—	0.057500	97.29%	—
		11/07/2019	0.059700	0.059700	—	0.059700	97.29%	—
		12/06/2019	0.059000	0.059000	—	0.059000	97.29%	—
		01/06/2020	0.060800	0.060800	—	0.060800	97.29%	—
		02/07/2020	0.056100	0.030522	—	0.030522	97.78%	0.025578
		03/06/2020	0.051300	0.027910	—	0.027910	97.78%	0.023390
		04/07/2020	0.058600	0.031882	—	0.031882	97.78%	0.026718
		04/30/2020	0.057400	0.031229		0.031229	97.78%	0.026171
Green Bond Total			$0.599300	$0.497443	$—	$0.497443	97.41%	$0.101857

International High Yield	IHY	06/07/2019	$0.136800	$0.136800	$—	$0.136800	100.00%	$—
		07/08/2019	0.066700	0.066700	—	0.066700	100.00%	—
		08/07/2019	0.104600	0.104600	—	0.104600	100.00%	—
		09/09/2019	0.108400	0.108400	—	0.108400	100.00%	—
		10/07/2019	0.113700	0.113700	—	0.113700	100.00%	—
		11/07/2019	0.112200	0.112200	—	0.112200	100.00%	—
		12/06/2019	0.097500	0.097500	—	0.097500	100.00%	—
		01/06/2020	0.105000	0.105000	—	0.105000	100.00%	—
		02/07/2020	0.102400	0.080225	—	0.080225	100.00%	0.022175
		03/06/2020	0.096600	0.075681	—	0.075681	100.00%	0.020919
		04/07/2020	0.102500	0.080303	—	0.080303	100.00%	0.022197
		04/30/2020	0.111200	0.087119	—	0.087119	100.00%	0.024081
International High Yield Total			$1.257600	$1.168228	$—	$1.168228	100.00%	$0.089372

J.P. Morgan EM	EMLC	06/07/2019	$0.189600	$0.063709	$0.002511	$0.066220	100.00%	$0.125891
		07/08/2019	0.170000	0.057123	0.002251	0.059374	100.00%	0.112877
		08/07/2019	0.181500	0.060987	0.002404	0.063391	100.00%	0.120513
		09/09/2019	0.190800	0.064112	0.002527	0.066639	100.00%	0.126688
		10/07/2019	0.184600	0.062028	0.002445	0.064473	100.00%	0.122572
		11/07/2019	0.181200	0.060886	0.002400	0.063286	100.00%	0.120314
		12/06/2019	0.164300	0.055207	0.002176	0.057383	100.00%	0.109093
		01/06/2020	0.159300	0.053527	0.002110	0.055637	100.00%	0.105773
		02/07/2020	0.167200	—	0.005799	0.005799	100.00%	0.167200
		03/06/2020	0.146600	—	0.005084	0.005084	100.00%	0.146600
		04/07/2020	0.142700	—	0.004949	0.004949	100.00%	0.142700
		04/30/2020	0.123000	—	0.004266	0.004266	100.00%	0.123000
J.P. Morgan EM Total			$2.000800	$0.477579	$0.038922	$0.516501	100.00%	$1.523221

(a)	To determine your portion of foreign source income, multiply the dollar amount of your ordinary dividends by the percentage indicated.
112

RETURN OF CAPITAL, QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION & SECTION 199A

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2020 income tax purposes will be sent to them in early 2021. Please consult your tax advisor for additional information regarding the treatment of these distributions.

A portion of the distributions paid by MORT are considered a return of capital. A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income, but instead, should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should multiply the per share amount of each of the respective distributions by the number of shares held on each of the respective record dates.

All or a portion of a shareholder’s ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. The table below provides a summary of the per share QDI amounts for the taxable year ended April 30, 2020. This data is being provided for informational purposes only. If a fund pays more than one distribution during the year, the amount that will be reported in Box 1b of a shareholder’s 2020 Form 1099-DIV will be based on the QDI percentage specific to each distribution. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return.

To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. The table below provides a summary of the percentage of total ordinary income qualifying for the dividends received deduction or DRD for the taxable year ended April 30, 2020. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the per share amounts shown below times DRD percentage indicated times the number of shares you held on the record date of each distribution.

The Section 199A amount represents the percentage of each Fund’s ordinary income distributions, that represent Qualified Business Income (QBI) for purposes of the Internal Revenue Code Section 199A deduction. Section 199A, enacted as part of the Tax Cuts and Jobs Act of 2017, allows a deduction of up to 20% on QBI for non-corporate taxpayers. Proposed regulations issued January 18, 2019 enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders.

To treat a dividend as qualifying for the QBI or DRD, shareholders must have held shares on which the dividend was paid for at least 46 days during the 91-day period beginning 45 days before the ex-dividend date of the distribution.

113

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited) (continued)

Fund Name	Ticker Symbol	Payable Date	Total Distribution Per Share	Return of Capital (Non Dividend) Distribution	Ordinary Income Dividends	Percent of Ordinary Income Dividends that are QDI Eligible		Percent of Ordinary Income Dividends that are DRD Eligible		Section 199A QBI as a Percent of Ordinary Income Dividends
BDC Income	BIZD	07/08/2019	$0.386100	$—	$0.386100	0.59%		—		—
		10/07/2019	0.367100	—	0.367100	0.64%		—		—
		01/06/2020	0.366400	—	0.366400	0.64%		—		—
		04/07/2020	0.356200	—	0.356200	0.79	%(b)	—		—
BDC Income Total			$1.475800	$—	$1.475800	0.66	%(b)	—		—

Mortgage REIT	MORT	07/08/2019	$0.364800	$0.053116	$0.311684	2.54%		—		64.75%
		10/07/2019	0.384600	0.055999	0.328601	2.54%		—		64.75%
		01/06/2020	0.638800	0.093011	0.545789	2.54%		—		64.75%
		04/07/2020	0.368000	0.112060	0.255940	4.83	%(b)	—		95.17	%(b)
Mortgage REIT Total			$1.756200	$0.314186	$1.442014	2.95	%(b)	—		70.15	%(b)

Preferred Securities	PFXF	06/07/2019	$0.095900	$—	$0.095900	23.52%		20.66%		20.18%
		07/08/2019	0.107900	—	0.107900	23.52%		20.66%		20.18%
		08/07/2019	0.065600	—	0.065600	23.52%		20.66%		20.18%
		09/09/2019	0.096700	—	0.096700	23.52%		20.66%		20.18%
		10/07/2019	0.104400	—	0.104400	23.52%		20.66%		20.18%
		11/07/2019	0.078600	—	0.078600	23.52%		20.66%		20.18%
		12/06/2019	0.079900	—	0.079900	23.52%		20.66%		20.18%
		01/06/2020	0.152000	—	0.152000	23.52%		20.66%		20.18%
		02/07/2020	0.049800	—	0.049800	22.92	%(b)	19.56	%(b)	6.60	%(b)
		03/06/2020	0.098100	—	0.098100	22.92	%(b)	19.56	%(b)	6.60	%(b)
		04/07/2020	0.085100	—	0.085100	22.92	%(b)	19.56	%(b)	6.60	%(b)
Preferred Securities Total			$1.014000	$—	$1.014000	23.38	%(b)	20.41	%(b)	15.54	%(b)

(b)	Amounts are estimated and subject to change. Shareholders should utilize the information on their 2020 Form 1099s received in 2021.
114

QUALIFIED INTEREST INCOME & QUALIFIED SHORT-TERM CAPITAL GAINS FOR NON-U.S. SHAREHOLDERS

The Funds listed below paid distributions during the taxable year ended April 30, 2020 that were considered to be Qualified Interest Income (“QII”) and Qualified Short-Term Capital Gains (“QSTG”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation. Please consult your tax advisor for additional information regarding the treatment of these distributions.

Fund Name	Ticker Symbol	Payable Date	Total Ordinary Income Distribution Per Share	Qualified Interest Income Per Share (QII)	Qualified Interest Income (QII) as a Percentage of the Total Ordinary Income Distribution	Qualified Short- term Capital Gains (QSTG) Per Share
Fallen Angel	ANGL	05/07/2019	$0.134700	$0.106833	79.31%	$—
		06/07/2019	0.131900	0.100652	76.31%	—
		07/08/2019	0.127000	0.096890	76.29%	—
		08/07/2019	0.132700	0.101239	76.29%	—
		09/09/2019	0.128200	0.097806	76.29%	—
		10/07/2019	0.128600	0.098111	76.29%	—
		11/07/2019	0.131100	0.100018	76.29%	—
		12/06/2019	0.132200	0.100857	76.29%	—
		01/06/2020	0.130500	0.099560	76.29%	—
		02/07/2020	0.113000	0.084208	74.52%	—
		03/06/2020	0.112300	0.083686	74.52%	—
		04/07/2020	0.139100	0.103658	74.52%	—
Fallen Angel Total			$1.541300	$1.173518	76.14%	$—

Investment Grade	FLTR	05/07/2019	$0.066400	$0.044584	67.14%	$—
		06/07/2019	0.074400	0.047092	63.30%	—
		07/08/2019	0.065000	0.041136	63.29%	—
		08/07/2019	0.065600	0.041515	63.29%	—
		09/09/2019	0.064300	0.040693	63.29%	—
		10/07/2019	0.060500	0.038288	63.29%	—
		11/07/2019	0.058200	0.036832	63.29%	—
		12/06/2019	0.052500	0.033225	63.29%	—
		01/06/2020	0.053900	0.034111	63.29%	—
		02/07/2020	0.052500	0.032362	61.64%	—
		03/06/2020	0.048500	0.029897	61.64%	—
		04/07/2020	0.051300	0.031623	61.64%	—
Investment Grade Total			$0.713100	$0.451358	63.30%	$—

Green Bond	GRNB	05/07/2019	$0.027500	$0.005642	20.51%	$—
		06/07/2019	0.029100	0.005970	20.51%	—
		07/08/2019	0.028200	0.005785	20.51%	—
		08/07/2019	0.027100	0.005560	20.51%	—
		09/09/2019	0.027000	0.005539	20.51%	—
		10/07/2019	0.057500	0.011796	20.51%	—
		11/07/2019	0.059700	0.012247	20.51%	—
		12/06/2019	0.059000	0.012104	20.51%	—
		01/06/2020	0.060800	0.012473	20.51%	—
		02/07/2020	0.030522	0.017228	56.44%	0.013294
		03/06/2020	0.027910	0.015754	56.45%	0.012156
		04/07/2020	0.031882	0.017996	56.45%	0.013886
		04/30/2020	0.031229	0.017627	56.44%	0.013602
Green Bond Total			$0.497443	$0.145721	29.29%	$0.052938
115

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2020 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	55	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee.
Laurie A. Hesslein, 1959*†	Trustee	Since 2019	Citigroup, Managing Director, and Business Head, Local Consumer Lending North America, CEO and President, CitiFinancial Servicing LLC (2013 - 2017).	55	Trustee, Eagle Growth and Income Opportunities Fund; Trustee, THL Credit Senior Loan Fund.
R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle).	66	Chairman and Independent Director, EULAV Asset Management; Trustee, Kenyon Review; Trustee, Children’s Village. Formerly, Independent Director, Tremont offshore funds.
Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	55	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.
Richard D. Stamberger, 1959*†	Trustee	Since 2006	President and CEO, SmartBrief, LLC (business media company).	66	Director, Food and Friends, Inc.
Interested Trustee
Jan F. van Eck, 1963[5]	Trustee, Chief Executive Officer and President	Trustee (Since 2006); Chief Executive Officer and President (Since 2009)	Director, President and Chief Executive Officer of Van Eck Associates Corporation (VEAC), Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC); Officer and/or Director of other companies affiliated with VEAC and/or the Trust	55	Director, National Committee on US- China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
[5]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of VEAC, VEARA and VESC.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
116

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officer Information
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Associate, Clifford Chance US LLP.
Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC; Officer of other investment companies advised by VEAC and VEARA.
Charles T. Cameron, 1960	Vice President	Since 2006	Portfolio Manager of VEAC; Officer and/or Portfolio Manager of other investment companies advised by VEAC and VEARA. Formerly, Director of Trading of VEAC.
John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of VEAC and VEARA; Officer of other investment companies advised by VEAC and VEARA. Formerly, Vice President of VESC.
Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of VEAC.
Henry Glynn, 1983	Assistant Vice President	Since 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG. Formerly, Member of the Capital Markets team at Vanguard Group.
F. Michael Gozzillo, 1965	Chief Compliance Officer	Since 2018	Vice President and Chief Compliance Officer of VEAC and VEARA; Chief Compliance Officer of VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Chief Compliance Officer of City National Rochdale, LLC and City National Rochdale Funds.
Laura Hamilton, 1977	Vice President	Since 2019	Assistant Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Operations Manager of Royce & Associates.
Nicholas Jackson, 1974	Assistant Vice President	Since 2018	Vice President, Business Development of VanEck Australia Pty Ltd.
Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016); Assistant Secretary (Since 2008)	Vice President, Associate General Counsel and Assistant Secretary of VEAC, VEARA and VESC; Officer of other investment companies advised by VEAC and VEARA. Formerly, Assistant Vice President of VEAC, VEARA and VESC.
Matthew McKinnon, 1970	Assistant Vice President	Since 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. Formerly, Director, Intermediaries and Institutions of VanEck Australia Pty Ltd.
Arian Neiron, 1979	Vice President	Since 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd.; Officer and/or Director of other companies affiliated with VEAC and/or the Trust.
James Parker, 1969	Assistant Treasurer	Since 2014	Assistant Vice President of VEAC; Manager, Portfolio Administration of VEAC and VEARA. Officer of other investment companies advised by VEAC and VEARA.
Adam Phillips, 1970	Vice President	Since 2018	ETF Chief Operating Officer of VEAC; Director of other companies affiliated with VEAC.
Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG.
Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016); Secretary and Chief Legal Officer (Since 2014)	Senior Vice President, General Counsel and Secretary of VEAC, VEARA and VESC; Officer and/or Director of other companies affiliated with VEAC and/or the Trust. Formerly, Vice President of VEAC, VEARA and VESC.

[1]	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
117

VANECK VECTORS ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for most funds redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period December 1, 2018 to December 31, 2019 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. During the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

118

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT Filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMEAR

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit and Governance Committees, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is April 30.

(a)	Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2020 and April 30, 2019, were $532,320 and $438,820, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended April 30, 2020 and April 30, 2019, were $276,634 and $361,083, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Messrs. Chow, Hesslein, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date July 8, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer and CFO

Date July 8, 2020